[GRAPHIC]

UBS GLOBAL ALLOCATION FUND
UBS GLOBAL EQUITY FUND
UBS GLOBAL TECHNOLOGY FUND
UBS GLOBAL BIOTECH FUND
UBS GLOBAL BOND FUND
UBS U.S. BALANCED FUND
UBS U.S. EQUITY FUND
UBS U.S. LARGE CAP EQUITY FUND
UBS U.S. LARGE CAP GROWTH FUND
UBS U.S. SMALL CAP GROWTH FUND
UBS U.S. BOND FUND
UBS HIGH YIELD FUND
UBS INTERNATIONAL EQUITY FUND
UBS U.S. VALUE EQUITY FUND

ANNUAL REPORT

JUNE 30, 2002

THE UBS FUNDS

THE FUNDS' ADVISOR -- UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC.

AS OF APRIL 8, 2002, BRINSON PARTNERS, INC. FORMALLY CHANGED ITS NAME TO UBS GLOBAL ASSET MANAGEMENT (AMERICAS) INC., A MEMBER OF THE UBS GLOBAL ASSET MANAGEMENT DIVISION OF UBS AG, ONE OF THE LARGEST FINANCIAL SERVICES FIRMS IN THE WORLD. AS A RESULT, THE FUNDS COMPRISING THE BRINSON MUTUAL FUND FAMILY WERE RENAMED UBS FUNDS--HOWEVER, THE FUNDS' INVESTMENT OBJECTIVES AND INVESTMENT PROCESSES REMAIN THE SAME. THIS STRATEGIC BRANDING MOVE REFLECTS THE GLOBAL INTEGRATION AND SCOPE OF THE ORGANIZATION'S INVESTMENT APPROACH AND OFFERINGS. THE UBS GLOBAL ASSET MANAGEMENT ORGANIZATION STRIVES TO DELIVER SUPERIOR INVESTMENT PERFORMANCE TO CLIENTS THROUGH THE MANAGEMENT AND ALLOCATION OF THEIR INVESTMENTS ACROSS AND WITHIN ALL MAJOR ASSET CLASSES.

OUR STRENGTH LIES IN OUR GLOBALLY INTEGRATED INVESTMENT PLATFORM. WITH INVESTMENT PROFESSIONALS THROUGHOUT THE WORLD, THE UBS GLOBAL ASSET MANAGEMENT ORGANIZATION PROVIDES CLIENTS WITH UNCOMMON RESEARCH, ASSET ALLOCATION AND RISK MANAGEMENT CONDUCTED ON A FULLY GLOBAL BASIS. WE SEEK TO MAXIMIZE THE BENEFITS TO CLIENTS, THROUGH UNDERSTANDING AND ACTING UPON THEIR RISK AND RETURN OBJECTIVES. THIS COVENANT WITH OUR CLIENTS IS THE BASIS FOR THE SUCCESS OF OUR BUSINESS AS WE PROGRESS FORWARD. I AM CERTAIN THAT WE WILL OVERCOME THE TOUGH TIMES OF THE PRESENT AND MOVE TOWARDS GREAT PROSPERITY IN THE FUTURE.

TABLE OF CONTENTS

Economic Review and Outlook                                                       3

Portfolio Managers' Commentary and Schedule of Investments
     UBS Global Allocation Fund                                                   4
     UBS Global Equity Fund                                                      15
     UBS Global Technology Fund                                                  22
     UBS Global Biotech Fund                                                     26
     UBS Global Bond Fund                                                        30
     UBS U.S. Balanced Fund                                                      38
     UBS U.S. Equity Fund                                                        46
     UBS U.S. Large Cap Equity Fund                                              51
     UBS U.S. Large Cap Growth Fund                                              56
     UBS U.S. Small Cap Growth Fund                                              61
     UBS U.S. Bond Fund                                                          66
     UBS High Yield Fund                                                         73
     UBS International Equity Fund                                               81
     UBS U.S. Value Equity Fund                                                  87

Statements of Assets and Liabilities                                             92

Statements of Operations                                                         96

Statements of Changes in Net Assets                                              98

Financial Highlights                                                            103

Notes to Financial Statements                                                   131

Report of Independent Auditors                                                  143

Trustee Information                                                             144

Federal Tax Information                                                         148

Special Meeting of Shareholders                                                 149

ECONOMIC REVIEW AND OUTLOOK

The worst attacks on American soil, recession, a hesitant economic recovery, historic lows in the federal funds rate, corporate accounting scandals and plunging stock prices marked a volatile fiscal year ended June 30, 2002. The period began with the U.S. mired in a mild recession, a downturn that was exacerbated by the events of September 11. When U.S. stock markets reopened after a one-week hiatus, stock prices plunged briefly before rallying in the fourth quarter, when economic growth barely edged into positive territory to pull the country out of a recession. In 2002, the Federal Reserve cut its key federal funds rate 11 times by an unprecedented total of 4.75%, bringing the rate down to 1.75% at year's end.

Still, the outlook for U.S. and global economic growth in 2002 was for a muted recovery, a forecast that seemed off target temporarily when U.S. gross domestic product skyrocketed 5.0% in the first quarter of 2002. Mixed signals, however, clouded forecasts of how strong the recovery would be. The Institute for Supply Management index of business activity rose above 50 in February, the first time in 18 months this index reached the number showing expansion. A score of 55.6 followed in March, but the index bounced between 56 and just above 50 in subsequent months. Unemployment rates remained stubbornly high, reaching 6% during the spring, but corporate earnings showed improvement. Capital spending remained sluggish and high-profile corporate accounting scandals and bankruptcies shook investors' confidence. Specifically, the legal and regulatory difficulties Enron, Adelphia, Tyco and Worldcom created for themselves cast a pall over U.S. markets. As a result, stock prices again fell during the second quarter. Still, consumers kept the economy going, with a strong housing market a bright spot during this time.

Globally, other Central Banks followed the Federal Reserve's lead and kept interest rates low. The threat of terrorist attacks loomed large and tensions between Israel and Palestine and between India and Pakistan erupted. Most European markets saw stock prices plunge at least on par with the U.S., while Asian markets performed relatively strongly during the period. Japan remains the one country in Asia where markets and the economy seem to be in their own vacuum, as Japan fights to emerge from its third recession in a decade. Emerging markets also provided relative value, although Brazil and Argentina continued their financial woes throughout the period. The euro and yen gained against the dollar late in the fiscal year, with the euro almost reaching par value. As with the U.S., European markets declined toward the end of the period in spite of encouraging economic data. Computer and telecommunication related sectors sagged worldwide, as they did in the U.S., while the financial sector outperformed. Capital expenditures for technology remained stagnant across the board, and forecasts of capex spending into 2003 have been lowered.

Going into the second half of 2002, much of the world will takes its cue from the U.S markets., where a more robust economic recovery depends as much on a return of confidence by investors as it does on more consistent economic good news. Barring the jolt of further geopolitical unrest, the remainder of the year should bring a fitful continuation of an economic recovery that began at the start of the year.

UBS GLOBAL ALLOCATION FUND

For the fiscal year ended June 30, 2002, Class Y shares of UBS Global Allocation Fund returned 4.91%. In comparison, the fund's benchmark, the GSMI Mutual Fund Index; declined 5.81%. The MSCI World Equity (Free) Index fell 15.00% and the Salomon Smith Barney World Government Bond Index rose 13.96% for the same period. Effective June 28, 2002 the fund's name changed from UBS Global Balanced Fund. The Fund's investment objective and policies and investment process remain the same. Returns for all share classes over various time periods are shown in "Total Return" on the next page. Please note those returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The investment environment for global investors was challenging during the fiscal year. Returns were affected by a continued slowdown in economic growth, geopolitical concerns and issues involving corporate governance and accounting. While equity markets declined in the aftermath of the September 11 terrorist attacks, they rebounded in the first quarter of 2002 as earnings and economic data showed improvement. As the year progressed, however, economic data was mixed and many market participants became concerned that economic growth would slip back to recession levels. In this environment, stock markets declined significantly during the second quarter of 2002. Throughout the fiscal year, world fixed-income markets were the beneficiaries of the volatility in the equity markets, as investors favored less risky assets and sought the relative safety and stability of bonds.

EQUITY STRATEGY
Early in the period the fund was underweighted in U.S. and global equities. As equity markets declined and valuations became more attractive, however, we increased the fund's allocation to equities in developed markets. The fund also had significant exposure to emerging market equities.

Over the fiscal period, we reduced exposure to information technology stocks because we believed their prices were anticipating a relatively strong economic recovery. We also underweighted the fund's commitments to the technology hardware and telecommunications services sectors. We lowered the fund's defensive stance by underweighting consumer staples stocks, which tend to perform well in virtually any economic environment. In the consumer discretionary area, we eliminated BMW and Honda in favor of Ford and Toyota. We overweighted investments in the materials and utilities sectors.

FIXED-INCOME STRATEGY
Early in the period, the decline in yield spreads and the favorable returns of emerging market debt eliminated the attractive price-value discrepancy in this sector. Therefore, we eliminated the overweighted position in emerging market debt and shifted the fund's focus to fixed-income securities in the developed markets. We equally distributed fixed-income assets between the dollar markets and European markets, reflecting the equivalent relative valuation of these blocs. We overweighted the fund in U.S. corporate bonds, reflecting our positive outlook for this sector. We maintained an underweighted position in the Japanese bond market and in other non-U.S. fixed-income securities. For much of the period, the fund was overweighted in high-yield bonds, which performed well. As we approached the end of the fiscal year, we eliminated the high-yield overweighting in favor of conventional fixed-income securities.

At the end of the fiscal year, the fund was effectively neutral in its stock/bond weighting. The small underweighting to developed equity markets was offset by an equal overweighting in emerging market equities. High-yield and emerging market debt was neutrally weighted as was the developed fixed-income allocation. If risky assets continue to decline and increase their attractiveness relative to less-risky assets, we are prepared to move to an overweighted exposure in asset classes with equity risk characteristics.

TOTAL RETURN

                                              6 MONTHS       1 YEAR      3 YEARS     5 YEARS  INCEPTION*
                                                ENDED         ENDED       ENDED       ENDED       TO
                                               6/30/02       6/30/02     6/30/02     6/30/02    6/30/02
--------------------------------------------------------------------------------------------------------
UBS GLOBAL ALLOCATION FUND CLASS A               2.22%        4.84%       2.96%       4.24%      4.23%
--------------------------------------------------------------------------------------------------------
UBS GLOBAL ALLOCATION FUND CLASS B               1.54          N/A         N/A         N/A       3.00
--------------------------------------------------------------------------------------------------------
UBS GLOBAL ALLOCATION FUND CLASS C               1.64          N/A         N/A         N/A       4.23
--------------------------------------------------------------------------------------------------------
UBS GLOBAL ALLOCATION FUND CLASS Y               2.10         4.91        3.18        4.50       8.16
--------------------------------------------------------------------------------------------------------
UBS GLOBAL ALLOCATION FUND CLASS A+             -3.37        -0.96        1.03        3.07       3.07
--------------------------------------------------------------------------------------------------------
UBS GLOBAL ALLOCATION FUND CLASS B+             -3.46          N/A         N/A         N/A      -1.69
--------------------------------------------------------------------------------------------------------
UBS GLOBAL ALLOCATION FUND CLASS C+             -0.33          N/A         N/A         N/A       2.26
--------------------------------------------------------------------------------------------------------
GSMI Mutual Fund Index**                        -3.39        -5.81       -2.51        3.35       8.37
--------------------------------------------------------------------------------------------------------
MSCI World Equity (Free) Index                  -8.68       -15.00       -8.64        0.70       7.95
--------------------------------------------------------------------------------------------------------
Salomon Smith Barney World Gov't Bond Index      9.85        13.96        4.45        4.36       5.55
--------------------------------------------------------------------------------------------------------

* INCEPTION DATE OF UBS GLOBAL ALLOCATION FUND CLASS A (FORMERLY CLASS N) IS 6/30/97. INCEPTION DATES OF CLASS B AND CLASS C ARE 12/13/01 AND 11/22/01, RESPECTIVELY. INCEPTION DATE OF CLASS Y (FORMERLY CLASS I) AND THE INDICES IS 8/31/92.

** AN UNMANAGED INDEX COMPILED BY THE ADVISOR, CONSTRUCTED AS FOLLOWS: 40% WILSHIRE 5000 INDEX; 22% MSCI WORLD EX USA (FREE) INDEX; 21% SALOMON SMITH BARNEY BIGBOND INDEX; 9% SALOMON NON-U.S. GOV'T BOND INDEX (UNHEDGED); 2% JPMORGAN EMBI GLOBAL; 3% MSCI EMERGING MARKETS FREE INDEX; AND 3% MERRILL LYNCH HIGH YIELD MASTER INDEX.

+   RETURNS INCLUDE SALES CHARGES.

TOTAL RETURN INCLUDES REINVESTMENT OF ALL CAPITAL GAIN AND INCOME DISTRIBUTIONS.

TOTAL RETURN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

ALL TOTAL RETURNS IN EXCESS OF 1 YEAR ARE AVERAGE ANNUALIZED RETURNS.

ALL TOTAL RETURNS LESS THAN 1 YEAR ARE CUMULATIVE RETURNS.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $1,000,000

This chart shows the growth in the value of an investment in the UBS Global Allocation Fund Class Y, the GSMI Mutual Fund Index, the MSCI World Equity
(Free) Index and the Salomon Smith Barney World Gov't Bond Index if you had invested $1,000,000 on August 31, 1992, and had reinvested all your income dividends and capital gain distributions through June 30, 2002. The performance of Class A, Class B and Class C shares will vary based upon the different inception dates, class specific expenses and sales charges. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

[CHART]

UBS GLOBAL ALLOCATION FUND CLASS Y VS. GSMI MUTUAL FUND INDEX,
MSCI WORLD EQUITY FREE INDEX AND SALOMON SMITH BARNEY WORLD GOV'T BOND INDEX

Wealth Value with Dividends Reinvested

                 UBS GLOBAL ALLOCATION    GSMI MUTUAL    MSCI WORLD EQUITY   SALOMON SMITH BARNEY
                     FUND CLASS Y         FUND INDEX       (FREE) INDEX     WORLD GOV'T BOND INDEX
                 ---------------------    -----------    -----------------  ----------------------
    08/31/92         $  1,000,000        $  1,000,000       $  1,000,000       $  1,000,000
    09/30/92         $  1,013,000        $  1,005,314       $    991,424       $  1,010,000
    10/31/92         $  1,007,000        $    997,514       $    964,679       $    982,528
    11/30/92         $  1,022,000        $  1,017,428       $    981,884       $    966,906
    12/31/92         $  1,032,925        $  1,030,790       $    990,218       $    972,746
    01/31/93         $  1,048,115        $  1,042,387       $    993,555       $    989,769
    02/28/93         $  1,068,369        $  1,055,458       $  1,017,111       $  1,009,267
    03/31/93         $  1,081,142        $  1,087,329       $  1,075,990       $  1,024,810
    04/30/93         $  1,086,223        $  1,093,919       $  1,125,787       $  1,046,434
    05/31/93         $  1,097,400        $  1,116,871       $  1,151,608       $  1,056,898
    06/30/93         $  1,107,567        $  1,119,315       $  1,141,995       $  1,054,636
    07/31/93         $  1,110,624        $  1,127,126       $  1,165,369       $  1,057,589
    08/31/93         $  1,134,059        $  1,166,328       $  1,219,770       $  1,089,423
    09/30/93         $  1,134,084        $  1,165,277       $  1,197,451       $  1,102,387
    10/31/93         $  1,143,329        $  1,182,154       $  1,230,666       $  1,100,513
    11/30/93         $  1,131,002        $  1,153,045       $  1,160,611       $  1,092,699
    12/31/93         $  1,148,054        $  1,179,800       $  1,216,970       $  1,101,932
    01/31/94         $  1,173,590        $  1,218,761       $  1,297,251       $  1,110,748
    02/28/94         $  1,152,310        $  1,200,384       $  1,280,212       $  1,103,528
    03/31/94         $  1,118,262        $  1,159,902       $  1,225,058       $  1,101,983
    04/30/94         $  1,122,518        $  1,172,611       $  1,263,624       $  1,103,195
    05/31/94         $  1,124,646        $  1,176,334       $  1,267,366       $  1,093,487
    06/30/94         $  1,116,140        $  1,164,817       $  1,263,653       $  1,109,233
    07/31/94         $  1,132,192        $  1,189,039       $  1,287,844       $  1,118,107
    08/31/94         $  1,156,805        $  1,220,385       $  1,326,764       $  1,114,194
    09/30/94         $  1,139,683        $  1,201,153       $  1,291,735       $  1,122,216
    10/31/94         $  1,137,543        $  1,219,945       $  1,328,898       $  1,140,171
    11/30/94         $  1,122,561        $  1,185,231       $  1,271,623       $  1,124,437
    12/31/94         $  1,126,372        $  1,196,581       $  1,283,696       $  1,127,585
    01/31/95         $  1,139,482        $  1,208,707       $  1,264,851       $  1,151,265
    02/28/95         $  1,167,887        $  1,241,252       $  1,283,628       $  1,180,737
    03/31/95         $  1,183,182        $  1,281,224       $  1,345,555       $  1,250,873
    04/30/95         $  1,206,125        $  1,311,158       $  1,392,625       $  1,274,014
    05/31/95         $  1,244,362        $  1,344,050       $  1,405,192       $  1,309,941
    06/30/95         $  1,256,423        $  1,364,548       $  1,404,729       $  1,317,670
    07/31/95         $  1,284,098        $  1,407,051       $  1,475,059       $  1,320,832
    08/31/95         $  1,300,703        $  1,402,130       $  1,442,137       $  1,275,396
    09/30/95         $  1,322,842        $  1,439,647       $  1,484,735       $  1,303,837
    10/31/95         $  1,332,805        $  1,430,593       $  1,461,670       $  1,313,485
    11/30/95         $  1,371,549        $  1,473,408       $  1,512,615       $  1,328,328
    12/31/95         $  1,398,239        $  1,500,615       $  1,557,004       $  1,342,275
    01/31/96         $  1,424,264        $  1,525,114       $  1,586,115       $  1,325,765
    02/29/96         $  1,418,349        $  1,529,468       $  1,595,762       $  1,319,004
    03/31/96         $  1,428,996        $  1,542,529       $  1,622,255       $  1,317,157
    04/30/96         $  1,447,923        $  1,569,096       $  1,660,368       $  1,311,889
    05/31/96         $  1,452,655        $  1,580,744       $  1,661,696       $  1,312,151
    06/30/96         $  1,462,269        $  1,583,962       $  1,670,552       $  1,322,517
    07/31/96         $  1,440,730        $  1,542,336       $  1,611,513       $  1,347,909
    08/31/96         $  1,463,465        $  1,567,234       $  1,630,570       $  1,353,166
    09/30/96         $  1,511,330        $  1,618,827       $  1,694,507       $  1,358,714
    10/31/96         $  1,536,459        $  1,634,997       $  1,706,172       $  1,384,122
    11/30/96         $  1,596,290        $  1,703,759       $  1,802,355       $  1,402,393
    12/31/96         $  1,595,424        $  1,688,578       $  1,773,711       $  1,391,033
    01/31/97         $  1,615,268        $  1,713,299       $  1,795,453       $  1,353,893
    02/28/97         $  1,629,820        $  1,721,364       $  1,815,917       $  1,343,738
    03/31/97         $  1,604,685        $  1,683,516       $  1,779,574       $  1,333,526
    04/30/97         $  1,621,882        $  1,717,595       $  1,837,951       $  1,321,791
    05/31/97         $  1,689,351        $  1,804,430       $  1,951,681       $  1,357,744
    06/30/97         $  1,736,975        $  1,869,032       $  2,048,772       $  1,373,901
    07/31/97         $  1,792,537        $  1,943,401       $  2,143,333       $  1,363,184
    08/31/97         $  1,746,236        $  1,872,156       $  1,998,274       $  1,362,366
    09/30/97         $  1,800,475        $  1,953,271       $  2,106,916       $  1,391,385
    10/31/97         $  1,747,558        $  1,890,280       $  1,996,320       $  1,420,326
    11/30/97         $  1,751,527        $  1,907,149       $  2,031,234       $  1,398,595
    12/31/97         $  1,770,868        $  1,930,069       $  2,056,055       $  1,394,399
    01/31/98         $  1,791,307        $  1,956,067       $  2,113,738       $  1,407,925
    02/28/98         $  1,857,002        $  2,050,743       $  2,256,707       $  1,419,329
    03/31/98         $  1,899,340        $  2,108,867       $  2,351,687       $  1,405,277
    04/30/98         $  1,902,260        $  2,129,612       $  2,374,682       $  1,427,762
    05/31/98         $  1,892,040        $  2,099,567       $  2,345,868       $  1,431,046
    06/30/98         $  1,880,791        $  2,126,230       $  2,400,735       $  1,433,192
    07/31/98         $  1,876,373        $  2,115,133       $  2,397,112       $  1,435,055
    08/31/98         $  1,726,145        $  1,901,134       $  2,077,594       $  1,474,089
    09/30/98         $  1,780,639        $  1,966,841       $  2,114,567       $  1,552,510
    10/31/98         $  1,845,443        $  2,084,207       $  2,306,035       $  1,598,465
    11/30/98         $  1,896,992        $  2,169,403       $  2,443,377       $  1,575,926
    12/31/98         $  1,918,264        $  2,247,612       $  2,562,157       $  1,607,603
    01/31/99         $  1,921,515        $  2,278,820       $  2,618,456       $  1,592,813
    02/28/99         $  1,874,371        $  2,218,390       $  2,548,875       $  1,541,683
    03/31/99         $  1,905,259        $  2,288,474       $  2,654,608       $  1,545,538
    04/30/99         $  1,983,290        $  2,368,071       $  2,759,698       $  1,544,919
    05/31/99         $  1,947,525        $  2,308,161       $  2,658,034       $  1,518,965
    06/30/99         $  1,970,339        $  2,378,685       $  2,781,678       $  1,492,383
    07/31/99         $  1,965,421        $  2,365,988       $  2,773,413       $  1,528,946
    08/31/99         $  1,934,276        $  2,359,427       $  2,768,271       $  1,535,979
    09/30/99         $  1,906,409        $  2,349,449       $  2,742,247       $  1,559,941
    10/31/99         $  1,903,131        $  2,433,350       $  2,884,671       $  1,559,161
    11/30/99         $  1,911,327        $  2,490,302       $  2,965,698       $  1,542,789
    12/31/99         $  1,946,875        $  2,626,325       $  3,205,899       $  1,539,087
    01/31/00         $  1,889,358        $  2,537,976       $  3,022,471       $  1,506,304
    02/29/00         $  1,861,471        $  2,583,388       $  3,030,353       $  1,495,459
    03/31/00         $  1,925,960        $  2,684,230       $  3,240,084       $  1,541,818
    04/30/00         $  1,925,960        $  2,576,695       $  3,102,944       $  1,491,401
    05/31/00         $  1,931,189        $  2,523,465       $  3,024,390       $  1,503,034
    06/30/00         $  1,960,819        $  2,615,577       $  3,126,209       $  1,539,557
    07/31/00         $  1,952,104        $  2,568,910       $  3,038,069       $  1,513,539
    08/31/00         $  1,976,505        $  2,657,915       $  3,137,025       $  1,502,187
    09/30/00         $  1,943,389        $  2,573,074       $  2,970,373       $  1,499,183
    10/31/00         $  1,939,903        $  2,525,482       $  2,920,673       $  1,480,143
    11/30/00         $  1,959,076        $  2,406,444       $  2,743,143       $  1,509,533
    12/31/00         $  2,073,907        $  2,465,900       $  2,786,559       $  1,563,630
    01/31/01         $  2,131,105        $  2,529,190       $  2,840,640       $  1,561,636
    02/28/01         $  2,092,358        $  2,387,365       $  2,600,882       $  1,561,012
    03/31/01         $  2,016,708        $  2,272,884       $  2,429,900       $  1,515,983
    04/30/01         $  2,073,907        $  2,382,714       $  2,609,734       $  1,510,598
    05/31/01         $  2,077,597        $  2,380,610       $  2,576,726       $  1,506,030
    06/30/01         $  2,062,836        $  2,339,647       $  2,495,850       $  1,492,248
    07/31/01         $  2,068,372        $  2,326,070       $  2,462,965       $  1,529,890
    08/31/01         $  2,072,062        $  2,273,161       $  2,344,935       $  1,587,417
    09/30/01         $  1,952,129        $  2,131,332       $  2,138,248       $  1,599,031
    10/31/01          2001947.515        $  2,179,703       $  2,179,390       $  1,611,673
    11/30/01         $  2,092,358        $  2,265,201       $  2,308,549       $  1,589,029
    12/31/01         $  2,119,612        $  2,280,992       $  2,323,234       $  1,548,108
    01/31/02         $  2,107,465        $  2,245,961       $  2,253,007       $  1,519,473
    02/28/02         $  2,123,661        $  2,237,846       $  2,233,649       $  1,527,345
    03/31/02         $  2,184,395        $  2,301,985       $  2,332,408       $  1,523,142
    04/30/02         $  2,202,615        $  2,279,458       $  2,253,691       $  1,577,655
    05/31/02         $  2,222,859        $  2,285,074       $  2,258,329       $  1,622,274
    06/30/02         $  2,164,150        $  2,203,737       $  2,121,495       $  1,700,591

8/31/92 = $1,000,000

FUND RETURNS ARE NET OF ALL FEES AND COSTS, WHILE THE INDEX RETURNS ARE BASED SOLELY ON MARKET RETURNS WITHOUT DEDUCTION FOR FEES OR TRANSACTION COSTS FOR REBALANCING.

TOP TEN EQUITY HOLDINGS

AS OF JUNE 30, 2002

                                     PERCENTAGE OF
                                       NET ASSETS
--------------------------------------------------
Wells Fargo & Co.                          1.3%
Burlington Northern Santa Fe Corp.         1.2
Citigroup, Inc.                            1.2
Microsoft Corp.                            1.1
Greenpoint Financial Corp.                 1.0
Masco Corp.                                1.0
Wyeth, Inc.                                0.9
UnitedHealth Group, Inc.                   0.9
Johnson & Johnson                          0.9
Allergan, Inc.                             0.9
--------------------------------------------------
Total                                     10.4%

TOP TEN FIXED INCOME HOLDINGS

AS OF JUNE 30, 2002

                                       PERCENTAGE OF
                                        NET ASSETS
----------------------------------------------------
Federal National Mortgage Association
6.500%, due 01/01/28                        1.5%

U.S. Treasury Note
3.625%, due 03/31/04                        1.0

Federal National Mortgage Association
7.500%, due 02/25/29                        0.6

U.S. Treasury Note
4.375%, due 05/15/07                        0.6

Treuhandanstalt
6.750%, due 05/13/04                        0.5

DLJ Commercial Mortgage Corp.
7.340%, due 10/10/32                        0.5

Buoni Poliennali Del Tes
8.750%, due 07/01/06                        0.5

Federal National Mortgage Association
6.500%, due 11/01/31                        0.4

Fannie Mae Grantor Trust
7.125.%, due 01/15/30                       0.4

Buoni Poliennali Del Tes
3.250%, due 04/15/04                        0.4
----------------------------------------------------
Total                                       6.4%

INDUSTRY DIVERSIFICATION

AS A PERCENT OF NET ASSETS
AS OF JUNE 30, 2002

U.S. EQUITIES
Energy                                                              2.67%

Capital Investment
   Aerospace/Military                                               0.65
   Capital Goods                                                    2.32
   Electronic Components                                            0.55
                                                                  ------
                                                                    3.52
Basic Industries
   Broadcasting & Publishing                                        1.23
   Chemicals                                                        1.21
   Housing/Paper                                                    0.64
   Metals                                                           0.96
                                                                  ------
                                                                    4.04
Computers
   Software                                                         1.23
   Systems                                                          0.79
                                                                  ------
                                                                    2.02
Consumer
   Autos/Durables                                                   0.63
   Food/House Products                                              0.35
   Health: Drugs                                                    3.75
   Health: Non-Drugs                                                3.28
   Leisure/Tourism                                                  0.40
   Retail/Apparel                                                   2.36
                                                                  ------
                                                                   10.77
Financial
   Banks                                                            3.66
   Non-Banks                                                        4.32
                                                                  ------
                                                                    7.98
Telecommunications
   Equipment                                                        0.14
   Services                                                         1.29
                                                                  ------
                                                                    1.43

Services/Miscellaneous                                              2.87
Transportation                                                      1.19
Utilities                                                           1.50
                                                                  ------
         Total U.S. Equities                                       37.99*

INTERNATIONAL EQUITIES
   Appliances & Household                                           0.25
   Autos/Durables                                                   0.38
   Banking                                                          2.58
   Beverages & Tobacco                                              0.80
   Broadcasting & Publishing                                        0.85
   Building Materials                                               0.31
   Business & Public Service                                        0.32
   Chemicals                                                        0.44
   Computer Software                                                0.13
   Construction                                                     0.32
   Data Processing                                                  0.19
   Electric Components                                              0.59
   Electronics                                                      0.11
   Energy                                                           2.31
   Financial Services                                               1.91
   Food & House Products                                            0.94
   Forest Products                                                  0.28
   Health & Personal Care                                           2.10
   Housing/Paper                                                    0.05
   Industrial Components                                            0.10
   Insurance                                                        1.22
   Leisure & Tourism                                                0.22
   Machinery & Engineering                                          0.32%
   Metals-Non Ferrous                                               0.16
   Metals-Steel                                                     0.05
   Multi-Industry                                                   0.38
   Real Estate                                                      0.28
   Recreation                                                       0.12
   Retail/Apparel                                                   0.16
   Services/Miscellaneous                                           0.17
   Textiles/Apparel                                                 0.07
   Telecommunications                                               1.80
   Transportation                                                   0.42
   Utilities                                                        0.53
   Wholesale & International Trade                                  0.11
                                                                  ------
         Total International Equities                              20.97

TOTAL EQUITIES                                                     58.96

U.S. BONDS
U.S. Corporate Bonds
   Aerospace &Miltary                                               0.02
   Airlines                                                         0.11
   Autos/Durables                                                   0.03
   Banks                                                            0.24
   Chemicals                                                        0.02
   Computer Systems                                                 0.04
   Construction                                                     0.05
   Consumer                                                         0.04
   Energy                                                           0.45
   Financial                                                        1.00
   Food & House Products                                            0.18
   Housing/Paper                                                    0.04
   Health: Drugs                                                    0.04
   Industrial Components                                            0.04
   Metals                                                           0.01
   Publishing                                                       0.04
   Real Estate                                                      0.03
   Recreation                                                       0.06
   Retail/Apparel                                                   0.10
   Services/Miscellaneous                                           0.12
   Telecommunications                                               0.17
   Television Broadcasting                                          0.08
   Transportation                                                   0.07
   Utilities                                                        0.27
                                                                  ------
         Total U.S. Corporate Bonds                                 3.25

Asset-Backed                                                        0.37
Commercial Mortgage-Backed Securities                               2.47
International Dollar Bonds                                          0.16
U.S. Government Mortgage-Backed Securities                          5.05
U.S. Government Obligations & Agencies                              2.72
                                                                  ------
         Total U.S. Bonds                                          14.02*
Foreign Government Bonds                                            5.93

INVESTMENT COMPANIES                                               12.80
SHORT-TERM INVESTMENTS                                              6.05*
                                                                  ------
   TOTAL INVESTMENTS                                               97.76
INVESTMENTS OF CASH COLLATERAL                                      3.28
LIABILITIES, LESS CASH AND OTHER ASSETS                            (1.04)
                                                                  ------
NET ASSETS                                                        100.00%
                                                                  ======

* THE FUND HELD A LONG POSITION IN U.S. TREASURY FUTURES ON JUNE 30, 2002 WHICH INCREASED U.S. BOND EXPOSURE FROM 14.02% TO 23.37%. THE FUND HELD A SHORT POSITION IN STOCK INDEX FUTURES ON JUNE 30, 2002 WHICH REDUCED TOTAL U.S. EQUITY EXPOSURE FROM 37.99% TO 32.78%.THESE ADJUSTMENTS RESULT IN A NET DECREASE IN THE FUND'S EXPOSURE TO SHORT-TERM INVESTMENTS FROM 6.05% TO 1.91%.

UBS GLOBAL ALLOCATION FUND -- SCHEDULE OF INVESTMENTS

JUNE 30, 2002

                                                           SHARES      VALUE
                                                          -------   -----------
EQUITIES -- 58.96%
U.S. EQUITIES -- 37.99%
Abbott Laboratories, Inc.                                  32,450   $  1,221,743
Advanced Micro Devices, Inc.                               30,300        294,516
Allergan, Inc.                                             23,600      1,575,300
American International Group, Inc.                         21,221      1,447,909
American Standard Companies, Inc. (b)                      15,000      1,126,500
Anthem, Inc. (b)                                           13,400        904,232
AOL Time Warner, Inc. (b)                                  21,800        320,678
Baxter International, Inc.                                 15,400        684,530
BEA Systems, Inc. (b)                                      29,900        284,349
Beckman Coulter, Inc.                                      19,300        963,070
Bristol-Myers Squibb Co.                                   16,000        411,200
Burlington Northern Santa Fe Corp.                         69,700      2,091,000
Cephalon, Inc. (b)                                         15,200        687,040
Citigroup, Inc.                                            53,307      2,065,646
CMS Energy Corp.                                           31,600        346,968
CommScope, Inc. (b)                                        19,600        245,000
Computer Sciences Corp.                                     7,600        363,280
Conoco, Inc.                                               27,800        772,840
Consolidated Edison, Inc.                                  21,400        893,450
Costco Wholesale Corp. (b)                                 26,300      1,015,706
Dow Chemical Co.                                           21,900        752,922
Eastman Chemical Co.                                       11,400        534,660
Electronic Data Systems Corp.                              28,300      1,051,345
Entergy Corp.                                              14,000        594,160
Exelon Corp.                                               18,600        972,780
Exxon Mobil Corp.                                          31,100      1,272,612
First Data Corp.                                           13,060        485,832
FirstEnergy Corp.                                          32,463      1,083,615
FleetBoston Financial Corp.                                27,415        886,875
Freddie Mac                                                24,800      1,517,760
GreenPoint Financial Corp.                                 35,600      1,747,960
Hartford Financial Services Group, Inc. (The)               8,700        517,389
Hewlett-Packard Co.                                        39,609        605,226
Household International, Inc.                              22,300      1,108,310
Illinois Tool Works, Inc.                                  22,600      1,543,580
IMC Global, Inc.                                           36,700        458,750
Ingersoll-Rand Co., Class A                                18,000        821,880
Intel Corp.                                                40,300        736,281
Johnson & Johnson                                          30,538      1,595,916
Johnson Controls, Inc.                                      6,300        514,143
JP Morgan Chase & Co.                                      32,700      1,109,184
Kerr-McGee Corp.                                            6,350        340,043
Kimberly-Clark Corp.                                        9,800        607,600
Kroger Co. (b)                                             40,100        797,990
Martin Marietta Materials, Inc.                            21,384        833,976
Masco Corp.                                                62,100      1,683,531
McGraw-Hill Cos., Inc.                                      8,000        477,600
MeadWestvaco Corp.                                         17,400        583,944
Microsoft Corp. (b)                                        34,200      1,870,740
Morgan Stanley                                             21,550        928,374
Motorola, Inc.                                             52,330        754,599
Newell Rubbermaid, Inc.                                    35,000      1,227,100
Nextel Communications, Inc.                               199,800        641,358
Omnicom Group                                              21,500        984,700
Pentair, Inc.                                              18,296        879,672
PNC Financial Services Group                               14,000   $    731,920
Progress Energy, Inc.                                      13,700        712,537
RadioShack Corp.                                           20,300        610,218
Royal Caribbean Cruises Ltd. (c)                           35,900        700,050
Sapient Corp.                                              50,500         53,530
SBC Communications, Inc.                                   28,500        869,250
Sempra Energy                                              14,500        320,885
SICOR, Inc. (b)                                            55,500      1,028,970
Texas Instruments, Inc.                                    28,700        680,190
TJX Companies, Inc.                                        25,300        496,133
U.S. Bancorp                                               36,400        849,940
United Health Group, Inc.                                  17,500      1,602,125
United Technologies Corp.                                  16,900      1,147,510
Viacom, Inc.                                               30,900      1,371,033
Viad Corp.                                                 18,200        473,200
W.W. Grainger, Inc.                                        11,900        596,190
Waters Corp.                                               14,200        379,140
Wells Fargo & Co.                                          44,300      2,217,658
Wyeth, Inc.                                                32,300      1,653,760
                                                                    ------------
Total U.S. Equities                                                   66,731,603
                                                                    ------------

INTERNATIONAL EQUITIES -- 20.97%
AUSTRALIA -- 0.69%
Lion Nathan Ltd.                                           46,269        125,981
Mayne Nickless Ltd.                                        68,425        159,033
National Australia Bank Ltd., Preferred                     4,700        164,265
News Corp., Ltd., Preferred                                32,739        150,346
QBE Insurance Group Ltd.                                   34,225        127,580
Rio Tinto Ltd.                                              5,404        101,693
Westpac Banking Corp., Ltd.                                41,570        379,000
                                                                    ------------
                                                                       1,207,898
                                                                    ------------

BELGIUM -- 0.13%
Fortis                                                     10,936        234,152
                                                                    ------------

CANADA -- 0.65%
Alcan Aluminum Ltd.                                         4,520        171,480
Bank of Nova Scotia                                         6,100        200,499
BCE, Inc.                                                  10,800        187,397
Canadian National Railway Co.                               2,700        142,092
Domtar, Inc.                                                7,100         82,862
Nortel Networks Corp.                                      17,300         25,025
NOVA Chemicals Corp.                                        3,600         79,792
Royal Bank of Canada                                        7,400        255,441
                                                                    ------------
                                                                       1,144,588
                                                                    ------------

DENMARK -- 0.22%
Danske Bank A/S                                            10,400        191,494
Novo-Nordisk A/S                                            3,595        119,007
Tele Danmark A/S                                            2,600         71,897
                                                                    ------------
                                                                         382,398
                                                                    ------------

FINLAND -- 0.70%
Nokia Oyj                                                  42,590        623,354
Sampo Leonia Insurance, Class A                            15,000        117,030
UPM-Kymmene Corp.                                          12,620        496,793
                                                                    ------------
                                                                       1,237,177
                                                                    ------------

                                       8

                                                           SHARES      VALUE
                                                          -------   ------------
FRANCE -- 2.32%
Air Liquide (c)                                               227   $     34,928
Alcatel S.A. (c)                                            7,152         49,726
Aventis S.A., Class A                                       9,505        673,524
AXA (c)                                                    12,764        233,457
BNP Paribas (c)                                             7,849        434,092
Cap Gemini S.A. (c)                                         4,179        166,118
Cie De Saint Gobain                                         7,584        340,417
France Telecom S.A. (c)                                     2,903         27,036
Gemplus International S.A. (b)                             19,269         27,593
Sanofi                                                      2,748        167,177
Societe Generale                                            5,999        395,170
Suez S.A.                                                   5,303        141,405
Total Fina S.A., Class B                                    7,583      1,231,182
Union du Credit-Bail Immobilier                             2,556        157,768
                                                                    ------------
                                                                       4,079,593
                                                                    ------------

GERMANY -- 0.66%
Allianz AG                                                  1,280        258,450
Altana AG                                                   3,408        184,913
Bayer AG                                                    4,430        141,970
Deutsche Telekom                                            6,300         59,108
E.on AG                                                     1,889        109,602
Muenchener Rueckver AG                                      1,739        412,183
                                                                    ------------
                                                                       1,166,226
                                                                    ------------

HONG KONG -- 0.16%
Hong Kong Electric Holdings Ltd.                           36,000        134,538
Sun Hung Kai Properties Ltd.                               19,000        144,327
                                                                    ------------
                                                                         278,865
                                                                    ------------

IRELAND -- 0.26%
Bank of Ireland                                            13,872        172,756
CRH PLC                                                    17,014        277,249
                                                                    ------------
                                                                         450,005
                                                                    ------------

ITALY -- 0.83%
Assicurazioni Generali Spa                                 15,577        369,211
ENI Spa (c)                                                48,501        771,180
San Paolo-imi Spa                                          31,887        319,953
                                                                    ------------
                                                                       1,460,344
                                                                    ------------

JAPAN -- 3.54%
Aiful Corp.                                                 4,100        268,864
Bank of Yokohama (c)                                       16,000         68,079
Banyu Pharmaceutical                                        8,000        103,187
Benesse Corp.                                              11,500        210,120
Canon, Inc.                                                 8,000        302,353
Daikin Industries Ltd.                                      8,000        146,504
Fuji Photo Film Co., Ltd.                                  12,000        387,452
Kao Corp.                                                   8,000        184,215
KDDI Corp.                                                     51        157,434
Matsushita Electric Industrial Co.                          5,000         68,205
Minebea Co., Ltd.                                          26,000        152,711
Mitsubishi Corp.                                           27,000        195,303
Mitsubishi Estate Co., Ltd.                                23,000        188,053
Mitsui Mining & Smelting Co., Ltd.                         29,000         86,376
Murata Manufacturing Co., Inc.                              3,000        192,725
Nintendo Corp., Ltd.                                        1,400        206,157
Ono Pharmaceutical Co., Ltd.                                2,000         71,417
Orix Corp.                                                  3,300   $    266,236
Rohm Co.                                                    1,400        208,960
Sanyo Electric                                             43,000        187,627
Sekisui House Ltd.                                         10,000         73,502
Sony Corp.                                                  7,100        374,962
Sumitomo Chemical Co.                                      36,000        163,691
Takeda Chemical Industries Ltd.                             9,000        394,961
Takefuji Corp.                                              3,380        234,902
Toyota Motor Corp.                                         25,300        671,233
West Japan Railway Co.                                         89        359,386
Yasuda Fire & Marine Insurance Co., Ltd. (c)               47,000        287,819
                                                                    ------------
                                                                       6,212,434
                                                                    ------------

NETHERLANDS -- 1.49%
ABN AMRO Holdings NV                                        7,653        138,993
Akzo Nobel NV                                               4,065        177,003
Elsevier NV                                                50,083        682,572
ING Groep NV                                                2,891         74,234
Koninklijke Ahold NV                                       19,406        408,221
Philips Electronics NV                                     10,340        288,686
Royal KPN NV (b)                                           53,342        249,705
Vedior NV                                                   9,571        132,332
VNU NV                                                      8,979        249,535
Wolters Kluwer NV                                          11,433        217,017
                                                                    ------------
                                                                       2,618,298
                                                                    ------------

NORWAY -- 0.10%
Telenor ASA (c)                                            48,700        172,624
                                                                    ------------

PORTUGAL -- 0.20%
Electricidade de Portugal S.A.                            147,111        284,761
Portugal Telecom S.A.                                       8,806         62,182
                                                                    ------------
                                                                         346,943
                                                                    ------------

SINGAPORE -- 0.34%
DBS Group Holdings Ltd.                                    36,000        252,660
Neptune Orient Lines Ltd. (b)                             253,000        146,061
Singapore Technologies Engineering Ltd.                   181,000        197,719
                                                                    ------------
                                                                         596,440
                                                                    ------------

SPAIN -- 0.60%
Banco Bilbao Vizcaya                                       40,145        453,959
Banco Santander Central Hispano S.A.                       53,092        421,565
Telefonica S.A.                                            21,131        177,386
                                                                    ------------
                                                                       1,052,910
                                                                    ------------

SWEDEN -- 0.79%
Nordea AB                                                  25,000        136,010
Sandvik AB                                                  6,800        169,806
Svenska Cellulosa AB                                       11,100        394,940
Svenska Handelsbanken AB (c)                               20,020        306,056
Swedish Match AB                                           45,120        373,116
                                                                    ------------
                                                                       1,379,928
                                                                    ------------

SWITZERLAND -- 1.51%
Compagnie Financiere                                        9,697        220,549
Credit Suisse Group                                         5,552        176,263
Givaudan S.A.                                                 635        255,997
Nestle S.A.                                                 2,731        636,738
Novartis AG                                                17,518        770,378

                                       9

                                                           SHARES       VALUE
                                                          -------   ------------
Roche Holding AG                                            4,877   $    368,650
Swiss Re                                                    2,321        226,907
                                                                    ------------
                                                                       2,655,482
                                                                    ------------

UNITED KINGDOM -- 5.78%
Abbey National PLC                                         23,766        279,668
Allied Domecq PLC                                          42,402        278,085
AstraZeneca PLC                                             4,015        166,221
Barclays Bank PLC                                          59,133        497,552
BOC Group PLC                                              11,214        174,182
BP PLC                                                     82,987        696,998
Brambles Industries, Ltd.                                  24,414        122,156
BT Group PLC (b)                                           83,069        319,087
Carlton Communications PLC                                 61,000        195,262
Charter PLC (b)                                            33,676         85,212
Compass Group PLC                                          42,723        259,188
Dimension Data Holdings PLC (b)                            94,391         58,991
Electrocomponents PLC                                      33,043        185,100
Exel PLC                                                    2,640         33,622
Gallaher Group PLC                                         66,688        625,162
GlaxoSmithKline PLC                                        31,176        673,855
HSBC Holdings PLC                                          26,050        299,596
Invensys PLC                                              104,160        141,306
Kingfisher PLC                                             40,855        196,945
Lloyds TSB Group PLC                                       24,733        246,184
Matalan PLC                                                27,544        130,994
National Grid Group PLC                                    50,189        356,504
Prudential PLC                                             28,963        264,889
Reckitt Benckiser PLC                                       9,504        170,511
Rentokil Initial PLC                                       57,061        232,231
Rolls-Royce PLC                                           107,140        264,567
Royal Bank of Scotland Group PLC                           23,126        655,667
Safeway PLC                                                64,507        277,039
Scottish & Southern Energy PLC                             32,876        325,232
Scottish Power PLC                                          9,285         49,925
Shell Transport & Trading PLC                             138,676      1,046,348
Smurfit (Jefferson) Group PLC                              68,884        210,592
Stagecoach Holdings PLC                                    60,718         58,077
Vodafone Group PLC                                        415,677        570,254
                                                                    ------------
                                                                      10,147,202
                                                                    ------------
Total International Equities                                          36,823,507
                                                                    ------------
Total Equities (Cost $106,138,922)                                   103,555,110
                                                                    ------------

                                                          FACE
                                                         AMOUNT
                                                       ----------
BONDS -- 19.95%
U.S BONDS -- 14.02%
U.S. CORPORATE BONDS -- 3.25%
Abbott Laboratories, Inc.
  5.625%, due 07/01/06                                 $   30,000         31,088
Alcoa, Inc.
  6.000%, due 01/15/12                                     15,000         15,394
Anadarko Finance Co.
  7.500%, due 05/01/31                                     30,000         31,999
Anheuser Busch Cos., Inc.
  9.000%, due 12/01/09                                     60,000         73,469
AOL Time Warner, Inc.
  5.625%, due 05/01/05                                    100,000         98,121
  7.625%, due 04/15/31                                     45,000         39,402

                                                          FACE
                                                         AMOUNT        VALUE
                                                       ----------   ------------
Apache Corp.
  6.250%, due 04/15/12                                 $   15,000   $     15,485
AT&T Wireless Services, Inc.
  7.875%, due 03/01/11                                     40,000         32,310
Avalonbay Communities, Inc.
  7.500%, due 08/01/09                                     30,000         32,303
Avon Products, Inc.
  7.150%, due 11/15/09                                     50,000         54,928
Bank of America Corp.
  7.400%, due 01/15/11                                     90,000         98,568
Bank One Corp.
  7.875%, due 08/01/10                                     55,000         62,394
Boeing Capital Corp.
  7.375%, due 09/27/10                                     20,000         22,026
Bombardier Capital, Inc., 144A
  6.125%, due 06/29/06                                    100,000        102,750
Bristol Myers Squibb Co.
  5.750%, due 10/01/11                                     40,000         39,798
Burlington Northern Santa Fe Corp.
  6.875%, due 12/01/27                                     15,000         15,044
  7.082%, due 05/13/29                                     35,000         35,770
Capital One Bank
  6.875%, due 02/01/06                                     25,000         24,711
Cendant Corp.
  6.875%, due 08/15/06                                    140,000        140,805
Centex Corp.
  9.750%, due 06/15/05                                     85,000         96,414
Citigroup, Inc.
  7.250%, due 10/01/10                                    130,000        141,504
Citizens Communications Co.
  9.250%, due 05/15/11                                     40,000         37,974
Coca Cola Co.
  4.000%, due 06/01/05                                     35,000         35,349
Comcast Cable Communications
  6.750%, due 01/30/11                                     80,000         71,455
Commonwealth Edison Co., 144A
  6.150%, due 03/15/12                                     20,000         20,580
Consolidated Edison, Inc.
  7.500%, due 09/01/10                                    220,000        243,566
Continental Airlines, Inc., E.E.T.C
  6.320%, due 11/01/08                                     35,000         35,350
Coors Brewing Co., 144A
  6.375%, due 05/15/12                                     35,000         36,015
Countrywide Home Loan
  5.500%, due 02/01/07                                     50,000         50,892
Credit Suisse First Boston USA, Inc.
  5.750%, due 04/15/07                                     55,000         56,267
DaimlerChrysler NA Holdings
  8.500%, due 01/18/31                                     20,000         22,111
Delta Airlines, Inc. 00-1, E.E.T.C
  7.570%, due 11/18/10                                     75,000         80,463
Devon Financing Corp. ULC
  6.875%, due 09/30/11                                     35,000         36,450
Dominion Resources, Inc., Class B
  7.625%, due 07/15/05                                    135,000        146,373
Duke Energy Field Services, LLC
  6.875%, due 02/01/11                                     15,000         14,999
  7.875%, due 08/16/10                                     55,000         58,372

                                       10

                                                          FACE
                                                         AMOUNT        VALUE
                                                       ----------   ------------
El Paso Energy Corp.
  7.800%, due 08/01/31                                 $   15,000   $     14,040
EOP Operating LP
  7.000%, due 07/15/11                                     30,000         31,516
  7.875%, due 07/15/31                                     20,000         20,545
Erac U.S.A. Finance Co., 144A
  8.000%, due 01/15/11                                     65,000         70,545
First Data Corp.
  5.625%, due 11/01/11                                     75,000         74,698
First Energy Corp.
  6.450%, due 11/15/11                                     70,000         67,963
First Union National Bank
  7.800%, due 08/18/10                                     80,000         89,544
FleetBoston Financial Corp.
  7.375%, due 12/01/09                                     35,000         37,977
Ford Motor Co.
  7.450%, due 07/16/31                                     25,000         23,271
Ford Motor Credit Co.
  5.800%, due 01/12/09                                    115,000        108,123
  6.875%, due 02/01/06                                    220,000        225,075
  7.375%, due 02/01/11                                     50,000         50,645
General Electric Capital Corp.
  6.750%, due 03/15/32                                    145,000        142,430
General Motors Acceptance Corp.
  6.125%, due 02/01/07                                     55,000         55,602
  6.875%, due 09/15/11                                    165,000        163,815
  8.000%, due 11/01/31                                     40,000         40,910
Goldman Sachs Group, Inc.
  6.875%, due 01/15/11                                     40,000         41,470
Harrah's Operating Co., Inc.
  7.125%, due 06/01/07                                     80,000         84,120
Household Finance Corp.
  6.750%, due 05/15/11                                    175,000        172,239
International Paper Co.
  6.750%, due 09/01/11                                     50,000         52,072
John Deere Capital Corp.
  7.000%, due 03/15/12                                     25,000         26,786
Kimberly Clark Corp., 144A
  4.500%, due 07/30/05                                     45,000         45,958
Kohls Corp.
  7.250%, due 06/01/29                                     10,000         10,720
Kraft Foods, Inc.
  4.625%, due 11/01/06                                     20,000         19,925
  6.500%, due 11/01/31                                     50,000         49,477
Lehman Brothers Holdings, Inc.
  6.625%, due 01/18/12                                     35,000         35,490
Lincoln National Corp.
  6.200%, due 12/15/11                                     25,000         25,194
Mirant Americas Generation, Inc.
  7.625%, due 05/01/06                                     75,000         60,750
  9.125%, due 05/01/31                                     10,000          7,150
Morgan Stanley
  6.750%, due 04/15/11                                     70,000         72,008
News America Holdings, Inc.
  7.125%, due 04/08/28                                     75,000         68,022
Occidental Petroleum Corp.
  8.450%, due 02/15/29                                     50,000         58,555
Pepsi Bottling Holdings, 144A
  5.625%, due 02/17/09                                     35,000         35,564
Phillips Petroleum Co.
  8.500%, due 05/25/05                                 $   60,000   $     67,063
  8.750%, due 05/25/10                                     25,000         29,686
Praxair, Inc.
  6.375%, due 04/01/12                                     30,000         31,108
Progress Energy, Inc.
  7.000%, due 10/30/31                                     40,000         39,262
Pure Resources, Inc.
  7.125%, due 06/15/11                                     55,000         53,984
Qwest Capital Funding, Inc.
  7.900%, due 08/15/10                                    170,000         96,050
Rohm & Haas Co.
  7.850%, due 07/15/29                                     30,000         34,489
Safeway, Inc.
  7.250%, due 02/01/31                                     20,000         20,714
SBC Communications, Inc.
  5.875%, due 02/01/12                                     55,000         54,917
Sempra Energy
  7.950%, due 03/01/10                                     75,000         79,955
Sprint Capital Corp.
  7.625%, due 01/30/11                                     50,000         39,782
Suntrust Banks, Inc.
  5.050%, due 07/01/07                                     35,000         35,362
Target Corp.
  7.000%, due 07/15/31                                     70,000         74,066
Telus Corp.
  8.000%, due 06/01/11                                     40,000         33,236
Transocean Sedco Forex, Inc.
  6.625%, due 04/15/11                                     85,000         87,524
Unilever Capital Corp.
  7.125%, due 11/01/10                                     50,000         55,102
Union Pacific Corp.
  6.700%, due 12/01/06                                     60,000         63,909
United Airlines, Inc., E.E.T.C
  7.811%, due 10/01/09                                     68,731         59,971
United Technologies Corp.
  6.100%, due 05/15/12                                     40,000         41,430
US Bank NA, Minnesota
  6.375%, due 08/01/11                                     20,000         20,779
USA Education, Inc.
  5.625%, due 04/10/07                                     65,000         67,137
Valero Energy Corp.
  7.500%, due 04/15/32                                     35,000         35,119
Verizon Global Funding Corp.
  7.250%, due 12/01/10                                     45,000         45,432
  7.750%, due 12/01/30                                     50,000         48,221
Walt Disney Co.
  6.375%, due 03/01/12                                     15,000         15,278
Washington Mutual, Inc.
  5.625%, due 01/15/07                                     25,000         25,321
Wells Fargo Bank N.A.
  6.450%, due 02/01/11                                    115,000        120,195
Westinghouse Electric
  8.625%, due 08/01/12                                     40,000         47,054
Weyerhaeuser Co., 144A
  7.375%, due 03/15/32                                     20,000         20,300
Williams Cos., Inc.
  7.125%, due 09/01/11                                     20,000         16,196
Xcel Energy, Inc.
  7.000%, due 12/01/10                                     25,000         22,738
                                                                    ------------
                                                                       5,714,078
                                                                    ------------

                                       11

                                                          FACE
                                                         AMOUNT        VALUE
                                                       ----------   ------------
ASSET-BACKED SECURITIES -- 0.37%
Conseco Financial Corp.
  5.590%, due 05/15/33                                 $   75,000   $     76,248
Conseco Finance Securitizations Corp., 00-B,
  Class AF4 7.870%, due 02/15/31                           85,000         89,867
Peco Energy Transition Trust, 99-A3, Class A7
  6.130%, due 03/01/09                                    230,000        243,749
Vanderbilt Mortgage Finance
  8.255%, due 05/07/17                                    215,000        237,145
                                                                    ------------
                                                                         647,009
                                                                    ------------

COMMERCIAL MORTGAGE-BACKED SECURITIES -- 2.47%
Bear Stearns Commercial Mortgage
  Securities, 00-WF1, Class A2
  7.780%, due 02/15/32                                    350,000        396,850
Bear Stearns Commercial Mortgage
  Securities, 00-WF2, Class A2
  7.320%, due 10/15/32                                    440,000        489,624
DLJ Commercial Mortgage Corp., 00-CKP1,
  Class A1B 7.180%, due 08/10/10                          125,000        137,422
DLJ Commercial Mortgage Corp., 99-CG2,
  Class A1B 7.300%, due 06/10/32                          145,000        160,352
DLJ Commercial Mortgage Corp., 99-CG3,
  Class A1B 7.340%, due 10/10/32                          785,000        869,530
GMAC Commercial Mortgage Securities, Inc.,
  97-C2, Class A2 6.550%, due 04/16/29                    125,000        132,159
GS Mortgage Securities Corp. II
  7.410%, due 02/15/27                                     65,000         69,270
LB Commercial Conduit Mortgage Trust, 99-C1,
  Class A1 6.410%, due 06/15/31                           220,335        232,359
LB Commercial Conduit Mortgage Trust, 99-C2,
  Class A2 7.325%, due 10/15/32                            70,000         77,532
Morgan Stanley Capital I
  7.570%, due 12/15/09                                    150,000        167,798
Nomura Asset Securities Corp., 95-MD3,
  Class A/B 8.150%, due 03/04/20                           94,381        102,746
Norwest Asset Securities Corp., 96-2
  7.000%, due 09/25/11                                    300,315        308,832
Norwest Asset Securities Corp., 99-3,
  6.000%, due 01/25/29                                    472,318        479,389
Residential Asset Securitization Trust, 98-A6,
  Class IA2 6.750%, due 07/25/28                          475,000        485,260
Residential Asset Securitization Trust, 98-A9,
  Class 2 A5 6.750%, due 09/25/28                         150,000        151,368
Salomon Brothers Mortgage Securities VII,
  00-C3, Class A2 6.592%, due 12/18/33                     80,000         85,179
                                                                    ------------
                                                                       4,345,670
                                                                    ------------

INTERNATIONAL DOLLAR BONDS -- 0.16%
Canadian National Railway Co.
  6.900%, due 07/15/28                                     15,000         15,329
Deutsche Telekom International Finance
  8.250%, due 06/15/30                                     25,000         23,240
France Telecom S.A. 8.500%, due 03/01/31                   25,000         22,113
Petroleum Geo-Services
  6.625%, due 03/30/08                                     30,000         22,800
  7.500%, due 03/31/07 (c)                                 55,000         44,550
United Mexican States
  8.375%, due 01/14/11                                    145,000        150,438
                                                                    ------------
                                                                         278,470
                                                                    ------------

U.S. GOVERNMENT AGENCY -- 0.55%
Fannie Mae Grantor Trust
  7.125%, due 01/15/30                                 $  665,000   $    744,674
  7.500%, due 06/25/30                                    209,572        221,989
                                                                    ------------
                                                                         966,663
                                                                    ------------

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES -- 5.05%
Fannie Mae Whole Loan
  7.000%, due 09/25/41                                    251,351        262,212
Fannie Mae, Grantor Trust, 01-T10, Class A2
  7.500%, due 06/19/41                                    349,638        367,270
Federal Home Loan Mortgage Corp.
  6.000%, due 10/01/29                                     97,321         97,956
  6.500%, due 02/01/29                                    386,659        395,008
Federal Home Loan Mortgage Corp., Gold
  6.500%, due 04/01/29                                    600,162        613,121
Federal National Mortgage Association
  6.000%, due 11/01/28                                    651,775        650,884
  6.000%, due 12/01/28                                    123,175        123,007
  6.000%, due 03/01/29                                    123,272        123,103
  6.500%, due 03/01/19                                    188,659        194,339
  6.500%, due 01/01/28                                  2,554,994      2,608,565
  6.500%, due 11/01/31                                    740,262        755,783
  7.500%, due 05/01/31                                    115,020        120,764
Federal National Mortgage Association
  (REMIC) 7.500%, due 02/25/29                            985,533      1,036,061
Federal National Mortgage Association,
  Whole Loan, 95-W3, Class A
  9.000%, due 04/25/25                                      8,751          9,648
Government National Mortgage Association
  6.000%, due 11/20/28                                    241,962        240,801
  6.000%, due 01/15/29                                    160,231        160,359
  6.000%, due 02/20/29                                    209,180        208,176
  6.000%, due 05/20/29                                    526,808        524,280
  7.500%, due 02/15/27                                    265,668        280,570
  8.000%, due 12/15/22                                     92,456         99,606
  9.000%, due 11/15/04                                      3,908          4,261
                                                                    ------------
                                                                       8,875,774
                                                                    ------------

U.S. GOVERNMENT OBLIGATIONS -- 2.17%
U.S. Treasury Bond
  3.000%, due 02/29/04 (c)                                315,000        316,833
  5.000%, due 08/15/11 (c)                                465,000        471,458
U.S. Treasury Note
  3.625%, due 03/31/04                                  1,765,000      1,792,287
  4.375%, due 05/15/07 (c)                                995,000      1,008,681
  6.250%, due 05/15/30                                     55,000         59,578
  8.000%, due 11/15/21                                    120,000        153,487
                                                                    ------------
                                                                       3,802,324
                                                                    ------------
Total U.S. Bonds                                                      24,629,988
                                                                    ------------

INTERNATIONAL BONDS -- 5.93%
AUSTRALIA -- 0.18%
Government of Australia
  6.750%, due 11/15/06                             AUD    335,000        195,282
  6.500%, due 05/15/13                                    110,000         63,841
  9.000%, due 09/15/04                                    110,000         66,194
                                                                    ------------
                                                                         325,317
                                                                    ------------

                                       12

                                                          FACE
                                                         AMOUNT        VALUE
                                                       ----------   ------------
CANADA -- 0.72%
Government of Canada
  5.000%, due 12/01/03                             CAD    345,000   $    231,111
  5.750%, due 06/01/29                                    145,000         94,576
  6.000%, due 09/01/05                                    585,000        401,880
  6.000%, due 06/01/08                                    180,000        123,897
  6.000%, due 06/01/11                                    210,000        143,599
  8.000%, due 06/01/23                                    320,000        264,889
                                                                    ------------
                                                                       1,259,952
                                                                    ------------

FINLAND -- 0.14%
Government of Finland
  5.750%, due 02/23/11                             EUR    230,000        237,778
                                                                    ------------

FRANCE -- 0.95%
Government of France
  3.500%, due 07/12/04 (c)                         EUR    235,000        229,412
  4.000%, due 10/25/09                                    470,000        441,374
  5.500%, due 04/25/07                                    330,000        338,835
  5.500%, due 04/25/10                                    455,000        466,668
  5.500%, due 04/25/29                                    100,000        101,273
  8.500%, due 10/25/19                                     65,000         87,552
                                                                    ------------
                                                                       1,665,114
                                                                    ------------

GERMANY -- 1.36%
Bundesrepublik Deutschland
  4.500%, due 07/04/09                             EUR    260,000        252,220
  6.500%, due 07/04/27                                    155,000        176,844
Government of Germany
  4.000%, due 07/04/09                                    225,000        211,862
  5.000%, due 07/04/11                                    400,000        397,287
  6.000%, due 01/05/06 (c)                                405,000        421,083
Treuhandanstalt
  6.750%, due 05/13/04                                    895,000        926,964
                                                                    ------------
                                                                       2,386,260
                                                                    ------------

ITALY -- 1.28%
Buoni Poliennali Del Tes
  3.250%, due 04/15/04 (c)                         EUR    760,000        742,001
  4.250%, due 11/01/09                                    130,000        122,991
  5.250%, due 11/01/29 (c)                                400,000        383,515
  8.750%, due 07/01/06 (c)                                700,000        797,696
 12.000%, due 09/01/02                                    210,000        209,843
                                                                    ------------
                                                                       2,256,046
                                                                    ------------

NETHERLANDS -- 0.24%
Government of Netherlands
  5.000%, due 07/15/11                             EUR    430,000        423,619
                                                                    ------------

SPAIN -- 0.65%
Government of Spain
  3.000%, due 01/31/03                             EUR    120,000        118,182
  3.250%, due 01/31/05 (c)                                510,000        492,041
  4.750%, due 07/30/14 (c)                                150,000        141,626
  5.150%, due 07/30/09 (c)                                340,000        340,693
  6.000%, due 01/31/29                                     50,000         53,460
                                                                    ------------
                                                                       1,146,002
                                                                    ------------

SWEDEN -- 0.25%
Government of Sweden
  5.000%, due 01/15/04 (c)                         SEK  1,470,000   $    160,204
  6.750%, due 05/05/14                                    460,000         55,214
  8.000%, due 08/15/07                                  1,820,000        222,546
                                                                    ------------
                                                                         437,964
                                                                    ------------

UNITED KINGDOM -- 0.16%
U.K. Treasury
  5.000%, due 03/07/12                             GBP     60,000         91,394
  6.000%, due 12/07/28                                     39,000         69,953
  8.500%, due 12/07/05                                     70,000        118,432
                                                                    ------------
                                                                         279,779
                                                                    ------------
Total International Bonds                                             10,417,831
                                                                    ------------
Total Bonds (Cost $33,917,524)                                        35,047,819
                                                                    ------------

                                                         SHARES
                                                       ----------
INVESTMENT COMPANIES -- 12.80%
UBS Emerging Markets Debt
  Relationship Fund                                       105,440      3,219,505
UBS Emerging Markets Equity
  Relationship Fund                                     1,106,216      9,500,404
UBS High Yield Relationship Fund                          392,428      5,059,731
UBS U.S. Small Cap Equity
  Relationship Fund                                       174,628      4,700,933
                                                                    ------------
Total Investment Companies
  (Cost $19,576,106)                                                  22,480,573
                                                                    ------------

SHORT-TERM INVESTMENTS -- 6.05%
OTHER -- 4.91%
UBS Supplementary Trust
  U.S. Cash Management Prime Fund                       8,627,035      8,627,035
                                                                    ------------

                                                          FACE
                                                         AMOUNT
                                                       ----------
U.S. GOVERNMENT OBLIGATIONS -- 1.14%
U.S. Treasury Bill, due 08/08/02 (d)                   $2,000,000      1,996,464
                                                                    ------------
Total Short-Term Investments
  (Cost $10,623,256)                                                  10,623,499
                                                                    ------------

Total Investments
  (Cost $170,255,808) -- 97.76% (a)                                  171,707,001

Total Investments of Cash Collateral for
  Securities Loaned
  ($5,763,657) -- 3.28% (a)                                            5,763,660

Liabilities, less cash and
  other assets -- (1.04)%                                             (1,831,356)
                                                                    ------------
Net Assets -- 100%                                                  $175,639,305
                                                                    ============

INVESTMENTS OF CASH COLLATERAL FOR
  SECURITIES LOANED -- 3.28%
CORPORATE OBLIGATIONS -- 0.28%
Citigroup, Inc. 1.810% due 07/12/02                       500,000        500,005
                                                                    ------------
OTHER -- 3.00%
UBS Supplementary Trust
U.S. Cash Management Prime Fund                         5,263,655      5,263,655
                                                                    ------------
                                                                    $  5,763,660
                                                                    ============

NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $180,044,768; and net unrealized depreciation consisted of:

            Gross unrealized appreciation                           $ 10,085,187
            Gross unrealized depreciation                            (12,659,294)
                                                                    ------------
                     Net unrealized depreciation                    $ (2,574,107)
                                                                    ============

(b) Non-income producing security.
(c) Security, or portion thereof, was on loan at June 30, 2002.
(d) Held as collateral for open financial futures.

%  Represents a percentage of net assets
E.E.T.C.: Enhanced Equipment Trust Certificate
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2002, the value of these securities amounted to $331,712 or 0.19% of net assets.

FORWARD FOREIGN CURRENCY CONTRACTS
UBS Global Allocation Fund had the following open forward foreign currency contracts as of June 30, 2002:

                                                                       SETTLEMENT        LOCAL        CURRENT    UNREALIZED
                                                                          DATE         CURRENCY        VALUE     GAIN/(LOSS)
                                                                       ----------     -----------  ------------ ------------
FORWARD FOREIGN CURRENCY BUY CONTRACTS
Australian Dollar (AUD)                                                 07/18/02       12,600,000  $  7,063,358 $   663,440
Canadian Dollar (CAD)                                                   07/18/02       10,200,000     6,703,994     390,354
Euro (EUR)                                                              07/18/02       28,550,000    28,175,689   3,258,032
Japanese Yen (JPY)                                                      07/18/02      130,000,000     1,085,506      38,268
Swedish Krone (SEK)                                                     07/18/02       29,400,000     3,195,214     428,363
Swiss Franc (CHF)                                                       07/18/02        1,500,000     1,008,165     106,853

FORWARD FOREIGN CURRENCY SALE CONTRACTS
British Pound (GBP)                                                     07/18/02        6,500,000     9,898,445    (680,814)
Euro (EUR)                                                              07/18/02        7,680,000     7,579,310    (285,404)
Swedish Krone (SEK)                                                     07/18/02       36,800,000     3,999,451    (391,451)
                                                                                                                -----------
    Total net unrealized gain on Forward Foreign Currency Contracts                                             $ 3,527,641
                                                                                                                ===========

FUTURES CONTRACTS
UBS Global Allocation Fund had the following open futures contracts as of June 30, 2002:

                                                                       EXPIRATION        COST/        CURRENT    UNREALIZED
                                                                          DATE         PROCEEDS        VALUE        GAIN
                                                                     --------------   -----------   -----------  ----------
U.S. INTEREST RATE FUTURES BUY CONTRACTS
5 year U.S. Treasury Notes, 146 contracts                            September 2002   $15,430,756   $15,683,593    $252,837
10 year U.S. Treasury Notes, 4 contracts                             September 2002       420,091       428,938       8,847
30 year U.S. Treasury Bonds, 3 contracts                             September 2002       301,896       308,344       6,448

INDEX FUTURES SALE CONTRACTS
Standard & Poor's 500, 37 contracts                                  September 2002     9,536,029     9,158,425     377,604
                                                                                                                   --------
     Total net unrealized gain on Futures Contracts                                                                $645,736
                                                                                                                   ========

The market value of investments pledged to cover margin requirements for the open futures positions at June 30, 2002 was $1,996,464.

                 See accompanying notes to financial statements.

UBS GLOBAL EQUITY FUND

For the fiscal year ended June 30, 2002, Class Y Shares of the UBS Global Equity Fund declined 7.71%, outperforming the negative 15.00% return of its benchmark, the MSCI World Equity (Free) Index. Since performance inception on January 31, 1994 through June 30, 2002, the fund's Class Y annualized return was 6.36%, and the annualized return for the MSCI World Equity (Free) Index was 6.02%. Returns for all share classes over various time periods are shown in "Total Return" on the next page. Please note those returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The investment environment was challenging during the 12-month period, as a worldwide economic downturn, the terrorist attacks of September 11, 2001, geopolitical issues and corporate governance concerns took their toll on investor confidence. From October 2001 through March 2002, it appeared that developed economies were headed for an economic rebound and equity markets rose, as investors expected economic and corporate earnings growth rates to be in line with past recoveries. As the period progressed, however, economic data was mixed, indicating that the recovery is likely to be relatively weak over the medium term. The uncertainty about the strength of economic growth led to steep declines in world equity markets.

Early in the period, it appeared that the deterioration of the Japanese financial system had reached a bottom that might lead to a complete restructuring of the banking sector. As in the past, however, reform of the banking system was postponed. Japan's stock market rose, even though the fundamentals of the Japanese economy did not appear to justify the rebound. We underweighted the fund in Japan and have no assets committed to the banking industry.

While the broad major markets showed some recent strength and earnings for the second quarter of 2002 improved over the previous year, some economic sectors continued to struggle. Volatility continued in the broad technology sector. Early in the period, we underweighted the portfolio's INFORMATION TECHNOLOGY position because we believed valuations were based on the prospects of a strong economic recovery. We maintained that underweighting for the remainder of the fiscal period. We also reduced the fund's commitment to TECHNOLOGY HARDWARE, especially semiconductor companies, which had performed better than we expected in the latter part of 2001 and had reached valuations which we believed were unsustainable. While the fund was underweighted in technology hardware for the entire fiscal year, we selectively added back some of these stocks as their valuations became more attractive. The fund was also underweighted in SOFTWARE COMPANIES but maintained investments in BEA Systems, Rational Software and Peregrine Systems. While we maintained an underweighting in TELECOMMUNICATION SERVICES, we believe this area has become more attractive as companies have reduced capital expenditures and have focused on improving profitability. Sentiment in the telecommunication services area was negative throughout the fiscal year; however, we believed certain companies, such as BT, BCE and KON are well-positioned for the future.

Over the fiscal year, we reduced some of the fund's defensive positions as some global economies began to show improvement. As a result, we lowered exposure to consumer staples stocks, which tend to perform well in any economic environment. Financial stocks accounted for the fund's largest overweighted position. We added companies in the consumer discretionary sector, which usually do well when economies recover. In the consumer discretionary area, we favored Compass Group, a food service company based in the United Kingdom. We also invested in Safeway, Toyota and Sanyo.

While we maintained a slight overweighting to the utilities sector, we reduced exposure to this defensive area of the market, as valuations became less attractive.

The fund was overweighted in the materials sector, where we favored paper and forest products companies and chemical companies. The paper cycle appears to be bottoming as pulp prices are nearing cash production costs. The portfolio holds Stora Enso, UPM Kymmene and Svenska Cellulosa.

As we look ahead, we believe our focus on identifying the intrinsic value of companies, which we define as the present value of the cash flow generated by an investment, is ideal in today's market environment. This approach screens out companies that lack real cash flow and identifies those that have attractive economic characteristics.

TOTAL RETURN

                                               6 MONTHS      1 YEAR     3 YEARS     5 YEARS    INCEPTION*
                                                 ENDED       ENDED       ENDED       ENDED        TO
                                                6/30/02     6/30/02     6/30/02     6/30/02     6/30/02
-----------------------------------------------------------------------------------------------------------
UBS GLOBAL EQUITY FUND CLASS A                   -5.16%      -8.05%      -3.44%       1.43%       1.43%
-----------------------------------------------------------------------------------------------------------
UBS GLOBAL EQUITY FUND CLASS B                   -5.56         N/A         N/A         N/A       -4.38
-----------------------------------------------------------------------------------------------------------
UBS GLOBAL EQUITY FUND CLASS C                   -5.57         N/A         N/A         N/A       -4.57
-----------------------------------------------------------------------------------------------------------
UBS GLOBAL EQUITY FUND CLASS Y                   -5.11       -7.71       -3.12        1.77        6.36
-----------------------------------------------------------------------------------------------------------
UBS GLOBAL EQUITY FUND CLASS A+                 -10.42      -13.12       -5.24        0.29        0.29
-----------------------------------------------------------------------------------------------------------
UBS GLOBAL EQUITY FUND CLASS B+                 -10.28         N/A         N/A         N/A       -8.97
-----------------------------------------------------------------------------------------------------------
UBS GLOBAL EQUITY FUND CLASS C+                  -7.46         N/A         N/A         N/A       -6.41
-----------------------------------------------------------------------------------------------------------
MSCI World Equity (Free) Index                   -8.68      -15.00       -8.64        0.70        6.02
-----------------------------------------------------------------------------------------------------------

* INCEPTION DATE OF UBS GLOBAL EQUITY FUND CLASS A (FORMERLY CLASS N) IS 6/30/97. INCEPTION DATES OF CLASS B AND CLASS C ARE 12/11/01 AND 11/27/01, RESPECTIVELY. INCEPTION DATE OF CLASS Y (FORMERLY CLASS I) IS 1/28/94. INCEPTION RETURN FOR THE INDEX IS AS OF THE NEAREST MONTH-END OF INCEPTION OF THE OLDEST SHARE CLASS: 1/31/94.

+ RETURNS INCLUDE SALES CHARGES.

TOTAL RETURN INCLUDES REINVESTMENT OF ALL CAPITAL GAIN AND INCOME DISTRIBUTIONS.

TOTAL RETURN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

ALL TOTAL RETURNS IN EXCESS OF 1 YEAR ARE AVERAGE ANNUALIZED RETURNS.

ALL TOTAL RETURNS LESS THAN 1 YEAR ARE CUMULATIVE RETURNS.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $1,000,000

This chart shows the growth in the value of an investment in the UBS Global Equity Fund Class Y and the MSCI World Equity (Free) Index if you had invested $1,000,000 on January 31, 1994, and had reinvested all your income dividends and capital gain distributions through June 30, 2002. The performance of Class A, Class B and Class C shares will vary based upon the different inception dates, class specific expenses and sales charges. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

[CHART]

UBS GLOBAL EQUITY FUND CLASS Y VS. MSCI WORLD EQUITY FREE INDEX

Wealth Value with Dividends Reinvested

                    UBS GLOBAL EQUITY
                       FUND CLASS Y             MSCI WORLD EQUITY (FREE) INDEX
                    -----------------           ------------------------------
 1/31/94                  $1,000,000                      $1,000,000
 2/28/94                  $  978,000                      $  986,865
 3/31/94                  $  935,000                      $  944,349
 4/30/94                  $  957,000                      $  974,078
 5/31/94                  $  964,000                      $  976,963
 6/30/94                  $  953,025                      $  974,101
 7/31/94                  $  967,085                      $  992,749
 8/31/94                  $1,008,259                      $1,022,751
 9/30/94                  $  981,144                      $  995,748
10/31/94                  $  983,153                      $1,024,396
11/30/94                  $  957,042                      $  980,244
12/31/94                  $  956,520                      $  989,551
 1/31/95                  $  942,320                      $  975,024
 2/28/95                  $  957,535                      $  989,498
 3/31/95                  $  965,650                      $1,037,236
 4/30/95                  $  991,008                      $1,073,520
 5/31/95                  $1,004,194                      $1,083,208
 6/30/95                  $1,010,802                      $1,082,850
 7/31/95                  $1,057,638                      $1,137,065
 8/31/95                  $1,075,010                      $1,111,687
 9/30/95                  $1,094,426                      $1,144,524
10/31/95                  $1,092,382                      $1,126,744
11/30/95                  $1,131,213                      $1,166,016
12/31/95                  $1,166,324                      $1,200,233
 1/31/96                  $1,201,270                      $1,222,674
 2/29/96                  $1,206,730                      $1,230,110
 3/31/96                  $1,227,479                      $1,250,533
 4/30/96                  $1,261,333                      $1,279,913
 5/31/96                  $1,264,610                      $1,280,937
 6/30/96                  $1,270,202                      $1,287,763
 7/31/96                  $1,229,582                      $1,242,252
 8/31/96                  $1,251,539                      $1,256,943
 9/30/96                  $1,293,257                      $1,306,229
10/31/96                  $1,297,648                      $1,315,221
11/30/96                  $1,363,519                      $1,389,365
12/31/96                  $1,367,688                      $1,367,284
 1/31/97                  $1,379,696                      $1,384,044
 2/28/97                  $1,398,908                      $1,399,820
 3/31/97                  $1,392,904                      $1,371,804
 4/30/97                  $1,401,310                      $1,416,804
 5/31/97                  $1,484,164                      $1,504,475
 6/30/97                  $1,540,253                      $1,579,318
 7/31/97                  $1,590,951                      $1,652,211
 8/31/97                  $1,517,318                      $1,540,391
 9/30/97                  $1,582,501                      $1,624,139
10/31/97                  $1,496,797                      $1,538,885
11/30/97                  $1,495,590                      $1,565,798
12/31/97                  $1,514,304                      $1,584,932
 1/31/98                  $1,539,631                      $1,629,398
 2/28/98                  $1,634,275                      $1,739,607
 3/31/98                  $1,700,926                      $1,812,823
 4/30/98                  $1,698,260                      $1,830,549
 5/31/98                  $1,692,928                      $1,808,337
 6/30/98                  $1,678,772                      $1,850,633
 7/31/98                  $1,670,739                      $1,847,840
 8/31/98                  $1,487,333                      $1,601,536
 9/30/98                  $1,511,430                      $1,630,037
10/31/98                  $1,611,835                      $1,777,632
11/30/98                  $1,673,417                      $1,883,504
12/31/98                  $1,726,828                      $1,975,067
 1/31/99                  $1,726,828                      $2,018,465
 2/28/99                  $1,676,039                      $1,964,828
 3/31/99                  $1,728,200                      $2,046,333
 4/30/99                  $1,847,623                      $2,127,343
 5/31/99                  $1,780,362                      $2,048,974
 6/30/99                  $1,849,022                      $2,144,286
 7/31/99                  $1,842,133                      $2,137,916
 8/31/99                  $1,813,199                      $2,133,952
 9/30/99                  $1,762,220                      $2,113,891
10/31/99                  $1,787,020                      $2,223,680
11/30/99                  $1,831,110                      $2,286,141
12/31/99                  $1,949,056                      $2,471,302
 1/31/00                  $1,816,581                      $2,329,904
 2/29/00                  $1,780,037                      $2,335,980
 3/31/00                  $1,842,467                      $2,497,654
 4/30/00                  $1,822,672                      $2,391,938
 5/31/00                  $1,837,899                      $2,331,384
 6/30/00                  $1,898,807                      $2,409,872
 7/31/00                  $1,856,172                      $2,341,928
 8/31/00                  $1,889,671                      $2,418,209
 9/30/00                  $1,833,331                      $2,289,744
10/31/00                  $1,854,649                      $2,251,432
11/30/00                  $1,839,422                      $2,114,581
12/31/00                  $1,947,478                      $2,148,049
 1/31/01                  $1,990,037                      $2,189,738
 2/28/01                  $1,874,277                      $2,004,918
 3/31/01                  $1,765,328                      $1,873,114
 4/30/01                  $1,870,873                      $2,011,742
 5/31/01                  $1,855,552                      $1,986,297
 6/30/01                  $1,821,530                      $1,923,953
 7/31/01                  $1,799,358                      $1,898,603
 8/31/01                  $1,755,014                      $1,807,618
 9/30/01                  $1,618,570                      $1,648,291
10/31/01                  $1,645,859                      $1,680,006
11/30/01                  $1,748,192                      $1,779,570
12/31/01                  $1,771,643                      $1,790,890
 1/31/02                  $1,732,589                      $1,736,755
 2/28/02                  $1,730,814                      $1,721,833
 3/31/02                  $1,800,046                      $1,797,962
 4/30/02                  $1,768,093                      $1,737,282
 5/31/02                  $1,782,294                      $1,740,858
 6/30/02                  $1,681,108                      $1,635,377

1/31/94 = $1,000,000

FUND RETURNS ARE NET OF ALL FEES AND COSTS, WHILE THE INDEX RETURNS ARE BASED SOLELY ON MARKET RETURNS WITHOUT DEDUCTION FOR FEES OR TRANSACTION COSTS FOR REBALANCING.

GEOGRAPHIC ALLOCATION

AS OF JUNE 30, 2002

---------------------------------------------------
United States                               53.3%
United Kingdom                              11.0
Japan                                        7.1
France                                       5.7
Netherlands                                  3.8
Switzerland                                  3.3
Australia                                    2.8
Italy                                        2.3
Finland                                      2.3
Sweden                                       1.9
Spain                                        1.5
Germany                                      1.3
Hong Kong                                    0.8
Portugal                                     0.6
Singapore                                    0.5
Ireland                                      0.5
Norway                                       0.4
Belgium                                      0.4
Canada                                       0.3
Denmark                                      0.2
---------------------------------------------------
Total                                      100.0%

TOP TEN U.S. EQUITY HOLDINGS

AS OF JUNE 30, 2002

                                        PERCENTAGE OF
                                         NET ASSETS
-----------------------------------------------------
Citigroup, Inc.                              2.3%
Johnson & Johnson                            2.1
Wyeth, Inc.                                  1.9
Wells Fargo & Co.                            1.8
American International Group, Inc.           1.7
Microsoft Corp.                              1.7
Philip Morris Companies, Inc.                1.5
Abbott Laboratories, Inc.                    1.4
JP Morgan Chase & Co.                        1.3
SBC Communications, Inc.                     1.3
-----------------------------------------------------
Total                                       17.0%

TOP TEN INTERNATIONAL EQUITY HOLDINGS

AS OF JUNE 30, 2002

                                        PERCENTAGE OF
                                         NET ASSETS
-----------------------------------------------------
Total Fina S.A., Class B                     2.2%
Shell Transport & Trading PLC                1.7
ENI Spa                                      1.3
Gallaher Group PLC                           1.3
UPM-Kymmene Oyj                              1.2
Elsevier NV                                  1.2
BNP Paribas                                  1.2
Westpac Banking Corp., Ltd.                  1.1
Nestle S.A.                                  1.1
Nokia Oyj                                    1.0
Toyota Motor Corp.                           1.0
-----------------------------------------------------
Total                                       14.3%

INDUSTRY DIVERSIFICATION

AS A PERCENT OF NET ASSETS
AS OF JUNE 30, 2002

U.S. EQUITIES
Energy                                         2.11%
Capital Investment
   Electronic Components                       0.71
   Technology                                  0.96
                                             ------
                                               1.67
Basic Industries
   Chemicals                                   1.20
   Industrial Components                       2.27
   Metals                                      1.69
                                             ------
                                               5.16
Computers
   Software                                    3.01
   Systems                                     1.37
                                             ------
                                               4.38
Consumer
   Food & House Products                       1.48
   Health: Drugs                               6.52
   Health: Non-Drugs                           3.89
   Recreation                                  0.01
   Retail/Apparel                              2.02
                                             ------
                                              13.92
Financial
   Banks                                       6.08
   Non-Banks                                   7.06
                                             ------
                                              13.14

Telecommunications                             2.94
Transportation                                 1.26
Services/Miscellaneous                         3.77
Utilities                                      2.03
                                             ------
         Total U.S. Equities                  50.38

INTERNATIONAL EQUITIES
Appliances & Household Durables                0.32%
Banking                                        6.57
Beverages and Tobacco                          2.42
Broadcasting & Publishing                      1.81
Business & Public Service                      0.22
Chemicals                                      1.46
Computer Software                              0.38
Construction                                   0.70
Data Processing                                0.04
Electric Components                            1.95
Electronics                                    0.31
Energy                                         3.55
Financial Services                             3.54
Food & House Products                          2.96
Forest Products                                1.24
Health: Drugs                                  3.40
Health: Non-Drugs                              0.36
Housing/Paper                                  0.68
Industrial Components                          0.73
Insurance                                      1.06
Machinery & Engineering                        0.22
Multi-Industry                                 0.91
Real Estate                                    0.57
Recreation                                     0.68
Retail/Apparel                                 0.98
Services/Miscellaneous                         1.27
Telecommunications                             3.15
Transportation                                 3.62
Utilities                                      1.48
                                             ------
         Total International Equities         46.58
SHORT-TERM INVESTMENTS                         1.62
                                             ------
   TOTAL INVESTMENTS                          98.58
CASH AND OTHER ASSETS, LESS LIABILITIES        1.42
                                             ------
NET ASSETS                                   100.00%
                                             ======

UBS GLOBAL EQUITY FUND -- SCHEDULE OF INVESTMENTS

JUNE 30, 2002

                                                           SHARES       VALUE
                                                          -------    -----------
EQUITIES -- 96.96%
U.S. EQUITIES -- 50.38%
Abbott Laboratories, Inc.                                  21,300    $   801,945
Allergan, Inc.                                              5,300        353,775
American International Group, Inc.                         14,147        965,250
Anthem, Inc. (b)                                            3,700        249,676
AOL Time Warner, Inc. (b)                                  41,400        608,994
Ascential Software Corp. (b)                                  759          2,118
Bank of New York Co., Inc.                                  9,800        330,750
Baxter International, Inc.                                 10,300        457,835
BEA Systems, Inc. (b)                                      37,800        359,478
Beckman Coulter, Inc.                                       6,500        324,350
Bristol-Myers Squibb Co.                                    7,800        200,460
Burlington Northern Santa Fe Corp.                         23,800        714,000
Cephalon, Inc. (b)                                          6,800        307,360
Cisco Systems, Inc. (b)                                    12,300        171,585
Citigroup, Inc.                                            33,400      1,294,250
CMS Energy Corp.                                           12,000        131,760
Computer Sciences Corp. (b)                                 3,200        152,960
Conoco, Inc.                                               11,500        319,700
Consolidated Edison, Inc.                                   9,100        379,925
Constellation Energy Group                                  5,000        146,700
Costco Wholesale Corp. (b)                                 11,400        440,268
E.I. du Pont de Nemours and Co.                            10,400        461,760
Electronic Data Systems Corp.                              11,500        427,225
Eli Lilly & Co.                                             2,800        157,920
Exxon Mobil Corp.                                          12,800        523,776
FirstEnergy Corp.                                           9,407        314,006
FleetBoston Financial Corp.                                11,600        375,260
FPL Group, Inc.                                             5,200        311,948
Freddie Mac                                                 7,000        428,400
General Electric Co.                                       21,600        627,480
GreenPoint Financial Corp.                                  6,000        294,600
Hartford Financial Services Group, Inc. (The)               2,600        154,622
Hewlett-Packard Co.                                         8,791        134,326
Household International, Inc.                              11,200        556,640
Illinois Tool Works, Inc.                                   8,100        553,230
Ingersoll-Rand Co., Class A                                 9,100        415,506
Intel Corp.                                                10,200        186,354
International Business Machines Corp.                       6,500        468,000
Johnson & Johnson                                          23,002      1,202,085
JP Morgan Chase & Co.                                      22,100        749,632
Masco Corp.                                                11,800        319,898
McGraw-Hill Cos., Inc.                                      8,300        495,510
MeadWestvaco Corp.                                          5,500        184,580
Merck & Co., Inc.                                           4,300        217,752
Microsoft Corp. (b)                                        17,200        940,840
Morgan Stanley                                              5,300        228,324
Motorola, Inc.                                             19,800        285,516
Nextel Communications, Inc., Class A (b)                   71,800        230,478
Omnicom Group                                               4,100        187,780
Oracle Corp. (b)                                           26,700        252,849
Pfizer, Inc.                                                4,801        168,035
Philip Morris Companies, Inc.                              19,200        838,656
Praxair, Inc.                                               3,800        216,486
Principal Financial Group, Inc. (b)                        12,100        375,100
RadioShack Corp.                                           12,800        384,768
Rational Software Corp. (b)                                12,000         98,520
Royal Caribbean Cruises Ltd.                                  400          7,800
Sapient Corp. (b)                                         110,200    $   116,812
Sara Lee Corp.                                                  1             21
SBC Communications, Inc.                                   24,200        738,100
Schlumberger Ltd.                                           4,700        218,550
SICOR, Inc. (b)                                            23,300        431,982
Sun Microsystems, Inc. (b)                                 10,800         54,108
Texas Instruments, Inc.                                     9,100        215,670
TJX Companies, Inc.                                        16,200        317,682
U.S. Bancorp                                               18,300        427,305
United Health Group, Inc.                                   2,400        219,720
United Technologies Corp.                                   4,900        332,710
Verizon Communications, Inc.                               10,200        409,530
Viacom, Inc., Class A (b)                                   4,960        220,521
Viacom, Inc., Class B (b)                                   6,400        283,968
Wells Fargo & Co.                                          20,300      1,016,218
Wyeth, Inc.                                                20,600      1,054,720
                                                                     -----------
Total U.S. Equities                                                   28,546,418
                                                                     -----------

INTERNATIONAL EQUITIES -- 46.58%
AUSTRALIA -- 2.80%
Mayne Nickless Ltd.                                        87,980        204,483
National Australia Bank Ltd., Preferred                    13,000        454,350
News Corp., Ltd., Preferred                                35,960        165,138
QBE Insurance Group Ltd.                                   36,500        136,061
Westpac Banking Corp., Ltd.                                68,593        625,372
                                                                     -----------
                                                                       1,585,404
                                                                     -----------

BELGIUM -- 0.36%
Fortis                                                      9,575        205,011
                                                                     -----------

CANADA -- 0.31%
Nortel Networks Corp.                                      15,500         22,421
NOVA Chemicals Corp.                                        6,900        152,935
                                                                     -----------
                                                                         175,356
                                                                     -----------

DENMARK -- 0.23%
Novo-Nordisk A/S                                            3,937        130,328
                                                                     -----------

FINLAND -- 2.27%
Nokia Oyj                                                  39,900        583,983
UPM-Kymmene Oyj                                            17,900        704,644
                                                                     -----------
                                                                       1,288,627
                                                                     -----------

FRANCE -- 5.69%
Aventis S.A., Class A                                       7,633        540,874
BNP Paribas                                                11,800        652,603
Cap Gemini S.A.                                             4,200        166,953
Cie De Saint Gobain                                         6,552        294,095
Gemplus International S.A. (b)                             33,937         48,598
Suez S.A.                                                   3,387         90,315
Total Fina S.A., Class B                                    7,706      1,251,152
Union du Credit-Bail Immobilier                             2,874        177,397
                                                                     -----------
                                                                       3,221,987
                                                                     -----------

GERMANY -- 1.32%
Altana AG                                                   2,700        146,498
Bayer AG                                                    6,090        195,169
Muenchener Rueckver AG                                      1,702        403,413
                                                                     -----------
                                                                         745,080
                                                                     -----------

                                       19

                                                           SHARES       VALUE
                                                          -------    -----------
HONG KONG -- 0.76%
Hong Kong Electric Holdings Ltd.                           76,443    $   285,681
Sun Hung Kai Properties Ltd.                               19,000        144,327
                                                                     -----------
                                                                         430,008
                                                                     -----------

IRELAND -- 0.50%
CRH PLC                                                    17,470        284,679
                                                                     -----------

ITALY -- 2.28%
Assicurazioni Generali Spa                                  8,004        189,713
ENI Spa                                                    47,631        757,347
San Paolo-imi Spa                                          34,296        344,125
                                                                     -----------
                                                                       1,291,185
                                                                     -----------

JAPAN -- 7.12%
AIFUL Corp.                                                 3,950        259,027
Bank of Yokohama                                           24,000        102,119
Benesse Corp.                                              12,900        235,700
Fuji Photo Film Co., Ltd.                                  12,000        387,452
Kao Corp.                                                   6,000        138,161
KDDI Corp.                                                     31         95,695
Minebea Co., Ltd.                                          13,000         76,356
Mitsui Mining & Smelting Co., Ltd.                         32,000         95,311
Murata Manufacturing Co., Inc.                              2,900        186,301
Orix Corp.                                                  3,100        250,100
Rohm Co.                                                    1,700        253,738
Sanyo Electric                                             40,000        174,537
Sekisui House Ltd.                                         15,000        110,254
Sony Corp.                                                  3,400        179,559
Takeda Chemical Industries Ltd.                             6,000        263,307
Takefuji Corp.                                              3,850        267,566
Toyota Motor Corp.                                         20,500        543,885
West Japan Railway Co.                                         62        250,359
Yasuda Fire & Marine Insurance Co., Ltd.                   27,000        165,343
                                                                     -----------
                                                                       4,034,770
                                                                     -----------

NETHERLANDS -- 3.80%
Elsevier NV                                                48,057        654,960
Koninklijke Ahold NV                                       20,883        439,291
Philips Electronics NV                                     14,957        417,590
Royal KPN NV (b)                                           53,591        250,870
Vedior NV                                                  13,163        181,996
VNU NV                                                      7,457        207,237
                                                                     -----------
                                                                       2,151,944
                                                                     -----------

NORWAY -- 0.37%
Telenor ASA                                                59,200        209,842
                                                                     -----------

PORTUGAL -- 0.55%
Electricidade de Portugal S.A.                            160,255        310,204
                                                                     -----------

SINGAPORE -- 0.46%
DBS Group Holdings Ltd.                                    16,000        112,293
Singapore Technologies Engineering Ltd.                   137,000        149,655
                                                                     -----------
                                                                         261,948
                                                                     -----------

SPAIN -- 1.50%
Banco Bilbao Vizcaya                                       35,643        403,050
Banco Santander Central Hispano S.A.                       56,432        448,085
                                                                     -----------
                                                                         851,135
                                                                     -----------

SWEDEN -- 1.94%
Sandvik AB                                                 12,600    $   314,640
Svenska Cellulosa AB                                       10,850        386,045
Swedish Match AB                                           48,200        398,586
                                                                     -----------
                                                                       1,099,271
                                                                     -----------

SWITZERLAND -- 3.29%
Compagnie Financiere                                        7,537        171,422
Givaudan S.A.                                                 575        231,808
Nestle S.A.                                                 2,644        616,454
Novartis AG                                                 7,705        338,838
Roche Holding AG                                            3,109        235,008
Swiss Re                                                    2,786        272,366
                                                                     -----------
                                                                       1,865,896
                                                                     -----------

UNITED KINGDOM -- 11.03%
Abbey National PLC                                         23,992        282,328
Allied Domecq PLC                                          34,867        228,668
Barclays Bank PLC                                          54,790        461,010
BP PLC                                                     29,434        247,213
Brambles Industries,  Ltd.                                 24,860        124,387
BT Group PLC (b)                                           62,489        240,035
Compass Group PLC                                          35,362        214,531
Dimension Data Holdings PLC (b)                            88,188         55,114
Electrocomponents PLC                                      30,940        173,319
Exel PLC                                                    3,534         45,007
Gallaher Group PLC                                         79,583        746,045
GlaxoSmithKline PLC                                        12,506        270,311
Invensys PLC                                               90,814        123,201
Kingfisher PLC                                             61,517        296,548
Matalan PLC                                                18,532         88,135
Rentokil Initial PLC                                       60,492        246,195
Rolls-Royce PLC                                           173,022        427,254
Safeway PLC                                                62,704        269,295
Scottish & Southern Energy PLC                             21,291        210,625
Scottish Power PLC                                          5,415         29,116
Shell Transport & Trading PLC                             127,682        963,395
Stagecoach Holdings PLC                                   103,471         98,970
Vodafone Group PLC                                        295,455        405,325
                                                                     -----------
                                                                       6,246,027
                                                                     -----------
Total International Equities                                          26,388,702
                                                                     -----------
Total Equities (Cost $54,425,065)                                     54,935,120
                                                                     -----------

SHORT-TERM INVESTMENTS -- 1.62%
OTHER -- 1.62%
UBS Supplementary Trust
  U.S. Cash Management Prime Fund
  (Cost $915,301)                                         915,301        915,301
                                                                     -----------

Total Investments
  (Cost $55,340,366)-- 98.58% (a)                                     55,850,421
Cash and other assets, less liabilities -- 1.42%                         805,804
                                                                     -----------
Net Assets -- 100%                                                   $56,656,225
                                                                     ===========

NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $57,877,774; and net unrealized depreciation consisted of:

            Gross unrealized appreciation                            $ 4,772,856
            Gross unrealized depreciation                             (6,800,209)
                                                                     -----------
                     Net unrealized depreciation                     $(2,027,353)
                                                                     ===========

(b) Non-income producing security.

%  Represents a percentage of net assets

FORWARD FOREIGN CURRENCY CONTRACTS
UBS Global Equity Fund had the following open forward foreign currency contracts as of June 30, 2002:

                                                                        SETTLEMENT       LOCAL         CURRENT     UNREALIZED
                                                                           DATE        CURRENCY         VALUE      GAIN/(LOSS)
                                                                        ----------    -----------   -----------    -----------
FORWARD FOREIGN CURRENCY BUY CONTRACTS
Australian Dollar (AUD)                                                   07/18/02      5,350,000   $ 2,999,124    $  281,699
British Pound (GBP)                                                       07/18/02        950,000     1,446,696        60,128
Canadian Dollar (CAD)                                                     07/18/02      5,550,000     3,647,761       199,886
Euro (EUR)                                                                07/18/02     11,390,647    11,241,308     1,299,746
Hong Kong Dollar (HKD)                                                    07/18/02        200,000        25,641            (4)
Japanese Yen (JPY)                                                        07/18/02    194,100,000     1,620,744       125,530
Swedish Krona (SEK)                                                       07/18/02      8,000,000       869,446       109,607

FORWARD FOREIGN CURRENCY SALE CONTRACTS
British Pound (GBP)                                                       07/18/02      3,350,000     5,101,506      (342,385)
Canadian Dollar (CAD)                                                     07/18/02        400,000       262,902         1,567
Euro (EUR)                                                                07/18/02      6,220,000     6,138,451      (431,874)
Hong Kong Dollar (HKD)                                                    07/18/02      3,500,000       448,716          (147)
Japanese Yen (JPY)                                                        07/18/02    340,000,000     2,839,016      (241,693)
Swedish Krona (SEK)                                                       07/18/02     14,100,000     1,532,398      (161,467)
                                                                                                                   ----------
     Total net unrealized gain on Forward Foreign Currency Contracts                                               $  900,593
                                                                                                                   ==========

                 See accompanying notes to financial statements.

UBS GLOBAL TECHNOLOGY FUND

For the fiscal year ended June 30, 2002, Class Y shares of UBS Global Technology Fund declined 42.24%. In comparison, the fund's benchmark, the Morgan Stanley High Tech Index, declined 42.66% for the same period. Returns for all share classes over various time periods are shown in "Total Return" on the next page. Please note those returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

For the second year in a row, volatility in the technology sector was a major factor in the performance of world stock markets. Returns in the sector were affected by a continued slowdown in economic growth and diminished capital spending from corporations. Geopolitical concerns and issues involving corporate governance and accounting also weighed heavily on the technology sector. Early in the period, data indicated that the economic recovery was on a upward course, and individual areas of the broad technology sector produced short-term rallies. In the second quarter of 2002, however, economic data was weak, and many investors became concerned that the hoped for recovery in the technology sector would be put off until the end of 2002 and into 2003. Against this backdrop, technology shares declined significantly. At the end of the fiscal year, many technology stocks had dropped well below the low price levels of September 2001.

In the last few weeks of the fiscal period, investor interest in the technology sector focused on fundamental values rather than sector momentum. Investors remained risk-averse because of global political tensions. In the consumer electronics and wireless area, companies reported strong end-market demand. However, there was little recovery in the corporate information technology and wireline telecommunications equipment markets. Despite good fundamentals and order growth in the semiconductor business, investors avoided that industry, because they were concerned that valuations were excessive.

As we entered the second half of 2002, economic data was mixed and many market participants became concerned that economic growth could revert to recession levels. As a result, equity markets declined significantly. While business prospects in many technology industries had stabilized, market sentiment regarding technology stocks became extremely negative. We believe that the deep pessimism about technology stocks could indicate that the technology sector may have reached its low.

TOTAL RETURN

                                                                      6 MONTHS     1 YEAR   INCEPTION*
                                                                        ENDED       ENDED       TO
                                                                       6/30/02     6/30/02    6/30/02
-------------------------------------------------------------------------------------------------------
UBS GLOBAL TECHNOLOGY FUND CLASS A                                     -31.91%     -42.14%     -40.60%
-------------------------------------------------------------------------------------------------------
UBS GLOBAL TECHNOLOGY FUND CLASS C                                        N/A         N/A      -36.55
-------------------------------------------------------------------------------------------------------
UBS GLOBAL TECHNOLOGY FUND CLASS Y                                     -31.35      -42.24       40.56
-------------------------------------------------------------------------------------------------------
UBS GLOBAL TECHNOLOGY FUND CLASS A+                                    -35.70      -45.35      -42.18
-------------------------------------------------------------------------------------------------------
UBS GLOBAL TECHNOLOGY FUND CLASS C+                                       N/A         N/A      -37.78
-------------------------------------------------------------------------------------------------------
Morgan Stanley High Tech Index                                         -34.48      -42.66      -38.26
-------------------------------------------------------------------------------------------------------

* INCEPTION DATE OF UBS GLOBAL TECHNOLOGY FUND CLASS A (FORMERLY CLASS N) AND CLASS Y (FORMERLY CLASS I) IS 5/26/00. INCEPTION DATE OF CLASS C IS 1/09/02. INCEPTION RETURN FOR THE INDEX IS AS OF THE NEAREST MONTH-END OF INCEPTION OF THE OLDEST SHARE CLASS: 5/31/00.
+ RETURNS INCLUDE SALES CHARGES.

TOTAL RETURN INCLUDES REINVESTMENT OF ALL CAPITAL GAIN AND INCOME DISTRIBUTIONS.

TOTAL RETURN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

ALL TOTAL RETURNS IN EXCESS OF 1 YEAR ARE AVERAGE ANNUALIZED RETURNS.

ALL TOTAL RETURNS LESS THAN 1 YEAR ARE CUMULATIVE RETURNS.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $1,000,000

This chart shows the growth in the value of an investment in the UBS Global Technology Fund Class Y and the Morgan Stanley High Tech Index if you had invested $1,000,000 on May 31, 2000, and had reinvested all your income dividends and capital gain distributions through June 30, 2002. The performance of Class A, Class B and Class C shares will vary based upon the different inception dates, class specific expenses and sales charges. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

[CHART]

UBS GLOBAL TECHNOLOGY FUND CLASS Y VS. MORGAN STANLEY HIGH TECH INDEX

Wealth Value with Dividends Reinvested

                            UBS GLOBAL TECHNOLOGY       MORGAN STANLEY
                                 FUND CLASS Y          HIGH TECH INDEX
                            ---------------------      ---------------
 5/01/00                          $1,000,000             $1,000,000
 6/30/00                          $1,130,000             $1,119,878
 7/31/00                          $1,076,000             $1,085,761
 8/31/00                          $1,210,000             $1,231,069
 9/30/00                          $1,011,000             $1,048,546
10/31/00                          $  951,000             $1,023,082
11/30/00                          $  707,000             $  781,364
12/31/00                          $  669,226             $  736,598
 1/31/01                          $  791,450             $  867,830
 2/28/01                          $  581,064             $  654,551
 3/31/01                          $  516,947             $  577,928
 4/30/01                          $  600,099             $  669,697
 5/31/01                          $  568,040             $  627,632
 6/30/01                          $  581,064             $  638,699
 7/31/01                          $  531,974             $  600,867
 8/31/01                          $  458,840             $  528,213
 9/30/01                          $  350,642             $  412,017
10/31/01                          $  423,776             $  486,766
11/30/01                          $  501,919             $  566,166
12/31/01                          $  488,895             $  558,913
 1/31/02                          $  490,899             $  554,746
 2/28/02                          $  417,765             $  466,527
 3/31/02                          $  451,828             $  501,350
 4/30/02                          $  400,734             $  440,049
 5/31/02                          $  379,695             $  425,653
 6/30/02                          $  335,615             $  366,216

5/31/00 = 1,000,000

TOP TEN EQUITY HOLDINGS

AS OF JUNE 30, 2002

                                       PERCENTAGE OF
                                        NET ASSETS
----------------------------------------------------
Nasdaq 100-Exchange Traded Fund             8.7%
Technology Select Sector SPDR               8.5
Intuit, Inc.                                4.7
eBay, Inc.                                  4.4
Motorola, Inc.                              4.2
Cisco Systems, Inc.                         3.9
Yahoo!, Inc.                                3.9
Hewlett-Packard Co.                         3.7
Dell Computer Corp.                         3.7
First Data Corp.                            3.5
----------------------------------------------------
Total                                      49.2%

INDUSTRY DIVERSIFICATION

AS A PERCENT OF NET ASSETS
AS OF JUNE 30, 2002

U.S. EQUITIES
Computers
   Software                                   19.51%
   Systems                                    12.29
                                             ------
                                              31.80

Electronic Components                         23.03
Internet Services                              5.01
Services/Miscellaneous                         8.89
Telecommunications                            13.41
                                             ------
         Total U.S. Equities                  82.14

INTERNATIONAL EQUITIES
Computer Systems                               0.39%
Electronic Components                          7.01
Telecommunications                             0.84
                                             ------
         Total International Equities          8.24
INVESTMENT COMPANIES                          17.20
         TOTAL INVESTMENTS                   107.58
LIABILITIES, LESS CASH AND OTHER ASSETS       (7.58)
                                             ------
NET ASSETS                                   100.00%
                                             ======

UBS GLOBAL TECHNOLOGY FUND -- SCHEDULE OF INVESTMENTS

JUNE 30, 2002

                                                            SHARES      VALUE
                                                           -------    ----------
EQUITIES -- 90.38%
U.S. EQUITIES -- 82.14%
Advanced Fibre Communications (b)                              100    $    1,654
Advanced Micro Devices, Inc. (b)                               150         1,458
Advent Software, Inc. (b)                                      100         2,570
Agere Systems, Inc., Class A (b)                                12            17
Agere Systems, Inc., Class B (b)                               784         1,176
Agilent Technologies, Inc. (b)                                 219         5,179
Amazon.com, Inc. (b)                                           200         3,250
Amkor Technologies, Inc. (b)                                   350         2,177
AOL Time Warner, Inc. (b)                                      750        11,032
Apple Computer, Inc. (b)                                        50           886
Applied Materials, Inc. (b)                                  1,050        19,971
Atmel Corp. (b)                                                450         2,817
Automatic Data Processing, Inc.                                 50         2,178
Borland Software Corp. (b)                                   1,150        11,845
Broadcom Corp., Class A (b)                                    750        13,155
Cisco Systems, Inc. (b)                                      1,750        24,412
Dell Computer Corp. (b)                                        900        23,526
eBay, Inc. (b)                                                 450        27,729
Echostar Communications Corp., Class A (b)                     300         5,568
Electronic Arts, Inc. (b)                                      150         9,907
Electronic Data Systems Corp.                                  150         5,573
EMC Corp. (b)                                                2,000        15,100
Emcore Corp. (b)                                               700         4,200
First Data Corp.                                               600        22,320
Hewlett-Packard Co.                                          1,545        23,608
Intel Corp.                                                    900        16,443
International Business Machines Corp.                          200        14,400
Intuit, Inc. (b)                                               600        29,832
Jabil Circuit, Inc. (b)                                        250         5,278
Juniper Networks, Inc. (b)                                     300         1,695
KLA-Tencor Corp. (b)                                           200         8,798
Lucent Technologies, Inc. (b)                                2,950         4,897
Micron Technology, Inc. (b)                                    950        19,209
Microsoft Corp. (b)                                            400        21,880
Motorola, Inc.                                               1,850        26,677
Oracle Corp. (b)                                             1,250        11,837
PeopleSoft, Inc. (b)                                           400         5,952
Photronics, Inc. (b)                                           100         1,894
QUALCOMM, Inc. (b)                                             700        19,243
Solectron Corp. (b)                                          1,050         6,458
Tellabs, Inc. (b)                                              350         2,170
Texas Instruments, Inc.                                        900        21,330
Titan Corp. (b)                                                650        11,888
Veritas Software Corp. (b)                                     350         6,927
Xilinx, Inc. (b)                                               700    $   15,701
Yahoo!, Inc. (b)                                             1,650        24,354
                                                                      ----------
Total U.S. Equities                                                      518,171
                                                                      ----------

INTERNATIONAL EQUITIES -- 8.24%
BERMUDA -- 0.32%
Marvell Technology Group Ltd. (b)                              100         1,989
                                                                      ----------

CANADA -- 1.59%
Celestica, Inc. (b)                                            400         9,084
Nortel Networks Corp. (b)                                      650           942
                                                                      ----------
                                                                          10,026
                                                                      ----------
FINLAND -- 0.69%
Nokia OYJ                                                      300         4,344
                                                                      ----------

FRANCE -- 1.16%
STMicroelectronics N.V.                                        300         7,299
                                                                      ----------

GERMANY -- 0.38%
SAP AG                                                         100         2,429
                                                                      ----------

JAPAN -- 1.18%
Rohm Co.                                                        50         7,463
                                                                      ----------

NETHERLANDS -- 0.24%
A.S.M. Lithography Holding (b)                                 100         1,512
                                                                      ----------

SINGAPORE -- 0.34%
Flextronics International Ltd. (b)                             300         2,139
                                                                      ----------

SWITZERLAND -- 1.49%
Logitech International S.A. (b)                                200         9,410
                                                                      ----------

TAIWAN -- 0.85%
AU Optronics Corp. ADR (b)                                     300         2,493
Taiwan Semiconductor Manufacturing Co. (b)                     220         2,860
                                                                      ----------
                                                                           5,353
                                                                      ----------
Total International Equities                                              51,964
                                                                      ----------
Total Equities (Cost $719,498)                                           570,135
                                                                      ----------

INVESTMENT COMPANIES -- 17.20%
Nasdaq 100-Exchange Traded Fund (b)                          2,100        54,747
Technology Select Sector SPDR Fund (b)                       3,400        53,788
                                                                      ----------
                                                                         108,535
                                                                      ----------
Total Investments
  (Cost $719,498) -- 107.58% (a)                                         678,670

Liabilities, less cash and other assets -- (7.58)%                       (47,826)
                                                                      ----------
Net Assets -- 100%                                                    $  630,844
                                                                      ==========

NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $843,797; and net unrealized depreciation consisted of:

            Gross unrealized appreciation                             $    3,164
            Gross unrealized depreciation                               (168,291)
                                                                      ----------
                     Net unrealized depreciation                      $ (165,127)
                                                                      ==========

(b) Non-income producing security.

%   Represents a percentage of net assets.

                 See accompanying notes to financial statements.

UBS GLOBAL BIOTECH FUND

For the fiscal year ended June 30, 2002, Class Y shares of UBS Global Biotech Fund declined 47.64%. In comparison, the Nasdaq Biotech Index benchmark declined 49.69%, and the Morgan Stanley High Tech Index was off 42.66% for the same period. Returns for all share classes over various time periods are shown in "Total Return" on the next page. Please note those returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.


During the fiscal year, biotechnology stocks were affected by the general decline in global economic growth, a worldwide sell-off in equities, concerns about corporate governance and uncertainty about the pace of the economic recovery. About mid-way through the period, technology indicators suggested that a biotechnology rally might be possible during the first quarter of 2001. However, the positive prospect of a rally was overshadowed by investor overreaction to a negative decision by the Food and Drug Administration (FDA) on Imclone's Erbitux cancer drug and fallout from the Enron collapse. As a result, the biotechnology sector generated weak performance in the first quarter of 2001. Despite the FDA's decision in February that no new clinical trials were required for consideration of Erbitux, the biotechnology sector did not rebound to the levels achieved in the fourth quarter of 2001. Concerns about corporate accounting issues added to the weak performance of the biotechnology sector as companies, such as Elan, were required to restate their revenues in accordance with standard accounting practices. This higher level of scrutiny resulted in a significant decrease in reported revenues and in share prices across the sector.

As we look ahead to the remainder of 2002, we believe the biotechnology industry will continue to mature as more companies generate sales, build sales and marketing infrastructures, and reach profitability. With more than 800 products in clinical trials, we expect many research breakthroughs in the next few years, particularly in the treatment of cancer, in pioneering research tools, and in diagnostics that help determine the safest and most effective treatments for individual patients. We believe there will be improvements in existing drugs using new delivery methods and devices. In the next five to 10 years, we believe refinements and implementation of knowledge derived from the human genome sequence map will be a strong growth driver--especially in developing safer and more effective treatments that can be customized to individual patients. In the interim, we expect continued consolidation in the industry, as pharmaceutical companies and large biotechnology companies acquire smaller companies. Momentum players will come and go and contribute to short-term volatility, but they will have little impact on the positive long-term prospects that we believe are developing for the sector.

We remain focused on identifying promising new companies with strong product pipelines that we believe should produce relatively good long-term returns for patient investors.

TOTAL RETURN

                                                                        6 MONTHS    1 YEAR    INCEPTION*
                                                                          ENDED      ENDED        TO
                                                                         6/30/02    6/30/02     6/30/02
---------------------------------------------------------------------------------------------------------
UBS GLOBAL BIOTECH FUND CLASS A                                          -43.97%     -47.80%     -29.60%
---------------------------------------------------------------------------------------------------------
UBS GLOBAL BIOTECH FUND CLASS B                                          -44.21         N/A      -42.65
---------------------------------------------------------------------------------------------------------
UBS GLOBAL BIOTECH FUND CLASS C                                          -44.26         N/A      -44.06
---------------------------------------------------------------------------------------------------------
UBS GLOBAL BIOTECH FUND CLASS Y                                          -43.95      -47.64      -29.36
---------------------------------------------------------------------------------------------------------
UBS GLOBAL BIOTECH FUND CLASS A+                                         -47.04      -50.68      -31.49
---------------------------------------------------------------------------------------------------------
UBS GLOBAL BIOTECH FUND CLASS B+                                         -47.00         N/A      -45.52
---------------------------------------------------------------------------------------------------------
UBS GLOBAL BIOTECH FUND CLASS C+                                         -45.41         N/A      -45.21
---------------------------------------------------------------------------------------------------------
Nasdaq Biotech Index                                                     -43.88      -49.69      -35.25
---------------------------------------------------------------------------------------------------------

* INCEPTION DATE OF UBS GLOBAL BIOTECH FUND CLASS A (FORMERLY CLASS N) IS 6/02/00. INCEPTION DATES OF CLASS B AND CLASS C ARE 11/15/01 AND 12/10/01, RESPECTIVELY. INCEPTION DATE OF CLASS Y (FORMERLY CLASS I) IS 6/02/00. INCEPTION RETURN FOR THE INDEX IS AS OF THE NEXT MONTH-END OF INCEPTION OF THE OLDEST SHARE CLASS: 6/30/00.

+ RETURNS INCLUDE SALES CHARGES.

TOTAL RETURN INCLUDES REINVESTMENT OF ALL CAPITAL GAIN AND INCOME DISTRIBUTIONS.

TOTAL RETURN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

ALL TOTAL RETURNS IN EXCESS OF 1 YEAR ARE AVERAGE ANNUALIZED RETURNS.

ALL TOTAL RETURNS LESS THAN 1 YEAR ARE CUMULATIVE RETURNS.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $1,000,000

This chart shows the growth in the value of an investment in the UBS Global Biotech Fund Class Y and the Nasdaq Biotech Index if you had invested $1,000,000 on June 30, 2000, and had reinvested all your income dividends and capital gain distributions through June 30, 2002. The performance of Class A, Class B and Class C shares will vary based upon the different inception dates, class specific expenses and sales charges. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

[CHART]

UBS GLOBAL BIOTECH FUND CLASS Y VS. NASDAQ BIOTECH INDEX

Wealth Value with Dividends Reinvested

                           UBS GLOBAL BIOTECH
                              FUND CLASS Y         NASDAQ BIOTECH INDEX
                           ------------------      --------------------
 6/30/00                       $1,000,000                $1,000,000
 7/31/00                       $1,112,000                $  923,369
 8/31/00                       $1,347,000                $1,120,182
 9/30/00                       $1,362,000                $1,080,904
10/31/00                       $1,261,000                $  992,963
11/30/00                       $1,056,000                $  862,021
12/31/00                       $1,130,730                $  891,337
 1/31/01                       $  995,368                $  856,917
 2/28/01                       $  941,427                $  790,919
 3/31/01                       $  755,177                $  630,031
 4/30/01                       $  858,988                $  749,516
 5/31/01                       $  898,681                $  811,757
 6/30/01                       $  927,178                $  833,184
 7/31/01                       $  820,313                $  714,288
 8/31/01                       $  822,349                $  721,644
 9/30/01                       $  721,591                $  610,410
10/31/01                       $  821,331                $  709,866
11/30/01                       $  885,450                $  777,679
12/31/01                       $  866,113                $  746,917
 1/31/02                       $  746,017                $  641,093
 2/28/02                       $  701,236                $  612,418
 3/31/02                       $  722,609                $  635,193
 4/30/02                       $  621,851                $  535,340
 5/31/02                       $  559,767                $  476,635
 6/30/02                       $  485,471                $  419,196

6/30/00 = $1,000,000

FUND RETURNS ARE NET OF ALL FEES AND COSTS, WHILE THE INDEX RETURNS ARE BASED SOLELY ON MARKET RETURNS WITHOUT DEDUCTION FOR FEES OR TRANSACTION COSTS FOR REBALANCING.

TOP TEN EQUITY HOLDINGS

AS OF JUNE 30, 2002

                                        PERCENTAGE OF
                                         NET ASSETS
-----------------------------------------------------
Amgen, Inc.                                  7.4%
Millenium Pharmaceuticals, Inc.              5.3
Idec Pharmaceuticals Corp.                   4.9
Gilead Sciences, Inc.                        4.9
Cephalon, Inc.                               4.3
Abgenix, Inc.                                3.8
Immunex Corp.                                3.7
Vertex Pharmaceuticals, Inc.                 3.5
Medimmune, Inc.                              3.5
Protein Design Labs, Inc.                    2.9
-----------------------------------------------------
Total                                       44.2%

INDUSTRY DIVERSIFICATION

AS A PERCENT OF NET ASSETS
AS OF JUNE 30, 2002

U.S. EQUITIES
Biomedical                                    11.91%
Computer Software                              0.32
Gene                                          13.61
Health: Drugs                                 17.87
Health: Non-Drugs                              1.54
Medical Products                               5.28
Research and Development                      16.43
Therapeutics                                  24.16
                                             ------
         Total U.S. Equities                  91.12

INTERNATIONAL EQUITIES
Gene                                           2.20%
Technology                                     1.15
Therapeutics                                   1.92
                                             ------
         Total International Equities          5.27

SHORT-TERM INVESTMENTS                         8.73
                                             ------
   TOTAL INVESTMENTS                         105.12
LIABILITIES, LESS CASH AND
   OTHER ASSETS                               (5.12)
                                             ------
NET ASSETS                                   100.00%
                                             ======

UBS GLOBAL BIOTECH FUND -- SCHEDULE OF INVESTMENTS

JUNE 30, 2002

                                                      SHARES            VALUE
                                                    -----------      -----------
EQUITIES -- 96.39%
U.S. EQUITIES -- 91.12%
Abbott Laboratories, Inc.                                   950      $    35,767
Abgenix, Inc. (b)                                         8,300           81,340
Affymetrix, Inc. (b)                                      1,000           23,990
Albany Molecular Research, Inc. (b)                       1,150           24,311
Alkermes, Inc. (b)                                        2,200           35,222
Amgen, Inc. (b)                                           3,750          157,050
Amylin Pharmaceuticals, Inc. (b)                          1,600           17,504
Applied Biosystems Group                                    100            1,949
Arqule, Inc. (b)                                            700            4,725
Atrix Labs,  Inc.                                           350            7,788
Avigen, Inc. (b)                                            400            3,764
Baxter International, Inc.                                  850           37,782
Biogen, Inc. (b)                                          1,400           58,002
Caliper Technologies Corp. (b)                              800            6,680
Celera Genomics Group (b)                                 4,550           54,600
Celgene Corp. (b)                                         2,150           32,895
Cell Genesys, Inc. (b)                                      900           12,140
Cell Therapeutics, Inc. (b)                               3,300           18,015
Cephalon, Inc. (b)                                        2,000           90,400
Chiron Corp. (b)                                            500           17,675
Cubist Pharmaceuticals, Inc. (b)                          1,450           13,645
Curagen Corp. (b)                                         1,200            6,612
CV Therapeutics, Inc. (b)                                 1,850           34,447
Emisphere Technologies, Inc. (b)                          1,200            4,932
Enzon, Inc. (b)                                           1,400           35,168
Exelixis, Inc. (b)                                        1,800           13,554
GenVec, Inc. (b)                                            600            1,320
Genzyme Corp. (b)                                         1,450           27,898
Gilead Sciences, Inc. (b)                                 3,150          103,572
Guilford Pharmaceuticals, Inc. (b)                          950            7,163
Human Genome Sciences, Inc. (b)                           2,800           37,520
Icos Corp. (b)                                              800           13,568
Idec Pharmaceuticals Corp. (b)                            2,950          104,577
ILEX Oncology, Inc. (b)                                   1,600           22,544
ImClone Systems, Inc. (b)                                 3,954           34,380
Immunex Corp. (b)                                         3,550           79,307
Immunogen, Inc. (b)                                       2,100            5,649
Immunomedics, Inc. (b)                                    2,150           11,202
Incyte Genomics, Inc. (b)                                 3,400      $    24,718
Inhale Therapeutic Systems, Inc. (b)                      1,050            9,965
InterMune, Inc. (b)                                       2,500           52,750
Invitrogen Corp. (b)                                      1,650           52,816
Isis Pharmaceuticals, Inc.                                2,150           20,446
Lexicon Genetics, Inc. (b)                                  700            2,884
Medarex, Inc. (b)                                         5,050           37,471
Medimmune, Inc. (b)                                       2,800           73,920
Millennium Pharmaceuticals, Inc. (b)                      9,150          111,172
Myriad Genetics, Inc. (b)                                 1,100           22,374
Neurocrine Biosciences Inc. (b)                           1,050           30,082
NPS Pharmaceuticals, Inc. (b)                             2,300           35,236
Pharmacopeia, Inc. (b)                                      500            4,260
Protein Design Labs, Inc. (b)                             5,650           61,359
Regeneron Pharmaceuticals, Inc. (b)                         850           12,334
Specialty Laboratories, Inc. (b)                          1,450           12,180
Transkaryotic Therapies, Inc. (b)                           300           10,815
Vertex Pharmaceuticals, Inc. (b)                          4,600           74,888
                                                                     -----------
Total U.S. Equities                                                    1,928,327
                                                                     -----------
INTERNATIONAL EQUITIES -- 5.27%
CANADA -- 1.92%
QLT, Inc. (b)                                             3,050           40,717
                                                                     -----------
NETHERLANDS -- 2.20%
Qiagen N.V. (b)                                           4,000           46,600
                                                                     -----------
SPAIN -- 1.15%
Zeltia S.A.                                               3,050           24,248
                                                                     -----------
Total International Equities                                             111,565
                                                                     -----------
Total Equities (Cost $2,794,461)                                       2,039,892
                                                                     -----------
SHORT-TERM INVESTMENTS -- 8.73%
INVESTMENT COMPANIES -- 8.73%
JPMorgan U.S. Government Money Market Fund
  (Cost $184,763)                                       184,763          184,763
                                                                     -----------

Total Investments
  (Cost $2,979,224) -- 105.12% (a)                                     2,224,655
Liabilities, less cash and other assets -- (5.12)%                      (108,260)
                                                                     -----------
Net Assets -- 100%                                                   $ 2,116,395
                                                                     ===========

NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $3,363,165; and net unrealized depreciation consisted of:

              Gross unrealized appreciation                      $    23,387
              Gross unrealized depreciation                       (1,161,897)
                                                                 -----------
                       Net unrealized depreciation               $(1,138,510)
                                                                 ===========

(b)  Non-income producing security.

%    Represents a percentage of net assets.

                 See accompanying notes to financial statements.

UBS GLOBAL BOND FUND

For the fiscal year ended June 30, 2002, UBS Global Bond Fund Class Y shares gained 16.57%, outperforming the Fund's benchmark, the Salomon Smith Barney World Government Bond Index, which advanced 13.96% during the period. Very strong performance in the second half of the fiscal year pushed returns higher for both the Fund and the global bond market. Returns for all share classes over various time periods are shown in "Total Return" on the next page. Please note those returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Interest rate deductions by Central Banks marked the first half of the fiscal year, when the U.S. economy struggled to overcome the impact of both a recession and the September 11 terrorists' attacks. A post-September 11 inflow of money into bonds lowered yields in the U.S., with bonds from other countries following suit. Going into 2002, bond yields began to rise again in the first quarter, only to see waning expectations about growth and inflation rally the markets in the second quarter. While Europe and other developed markets generally saw less volatility than the U.S. markets during most of the period, Japan continued to struggle along its own path. The Japanese government continued to buy its own bonds, reducing yields. A continuation of that country's economic sluggishness and a lack of resolve to take the strong steps necessary to pull the Japanese economy out of the doldrums contributed to low yields. A rally against the U.S. dollar, however, helped Japan's market toward the end of the fiscal year. The Fund retained its underweight in Japanese securities, generally helping performance during the period.

Currency was a non-factor during the last half of 2001, but became an influence during the second quarter of 2002 when the dollar weakened. The euro and yen both rallied against the dollar, with the euro approaching par with the U.S. dollar. During the last two quarters of 2001, the Fund had an underweight to the yen, which helped, and an overweight in the euro, which hurt. As the euro and yen rallied in the second quarter of 2002, their effects on performance reversed from earlier. Internationally, the Fund's exposure to the euro and euro-related currencies was about 35% of net assets.

An overweight to corporate bonds, particularly those issued by U.S. companies, also helped performance during the period. The fund mostly steered clear of credits from emerging countries, concentrating on investment-grade issues from Mexico, Malaysia and Russia. The economic problems in Brazil and Argentina had little affect on the Fund's performance. Brazil's problems, in particular, made a large negative impact on emerging market indexes.

Going forward, we believe the investors' aversion to risk may last into the middle of the summer. American equities declined sharply during the second quarter of 2002, with developed countries' markets following suit. Questions about the strength of the U.S. economic recovery and ever-present geopolitical risk both in the U.S. and overseas continues to cast a large shadow over forecasts of economic recoveries. Low interest rates worldwide, which can be expected to remain stable into the fourth quarter, may be one catalyst to help an economic recovery.

TOTAL RETURN

                                              6 MONTHS     1 YEAR    3 YEARS    5 YEARS  INCEPTION*
                                                ENDED       ENDED     ENDED      ENDED       TO
                                               6/30/02     6/30/02   6/30/02    6/30/02    6/30/02
---------------------------------------------------------------------------------------------------
UBS GLOBAL BOND FUND CLASS A                     11.25%      N/A        N/A       N/A       7.18
---------------------------------------------------------------------------------------------------
UBS GLOBAL BOND FUND CLASS B                     10.97       N/A        N/A       N/A       9.67
---------------------------------------------------------------------------------------------------
UBS GLOBAL BOND FUND CLASS Y                     11.39     16.57%      3.70%     3.38%      5.16%
---------------------------------------------------------------------------------------------------
UBS GLOBAL BOND FUND CLASS A+                     6.21       N/A        N/A       N/A       2.40
---------------------------------------------------------------------------------------------------
UBS GLOBAL BOND FUND CLASS B+                     5.97       N/A        N/A       N/A       4.67
---------------------------------------------------------------------------------------------------
Salomon Smith Barney World Gov't Bond Index       9.85     13.96       4.45      4.36       5.47
---------------------------------------------------------------------------------------------------

* INCEPTION DATE OF UBS GLOBAL BOND FUND CLASS A (FORMERLY CLASS N) IS 11/05/01. INCEPTION DATE OF CLASS B IS 11/26/01. INCEPTION DATE OF CLASS Y (FORMERLY CLASS I) AND THE SALOMON SMITH BARNEY WORLD GOV'T BOND INDEX IS 7/31/93.
+    RETURNS INCLUDE SALES CHARGES.
TOTAL RETURN INCLUDES REINVESTMENT OF ALL CAPITAL GAIN AND INCOME DISTRIBUTIONS. TOTAL RETURN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
ALL TOTAL RETURNS IN EXCESS OF 1 YEAR ARE AVERAGE ANNUALIZED RETURNS.
ALL TOTAL RETURNS LESS THAN 1 YEAR ARE CUMULATIVE RETURNS.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $1,000,000

This chart shows the growth in the value of an investment in the UBS Global Bond Fund Class Y and the Salomon Smith Barney World Gov't Bond Index if you had invested $1,000,000 on July 31, 1993, and had reinvested all your income dividends and capital gain distributions through June 30, 2002. The performance of Class A, Class B and Class C shares will vary based upon the different inception dates, class specific expenses and sales charges. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

[CHART]

UBS GLOBAL BOND FUND CLASS Y VS. SALOMON SMITH BARNEY WORLD GOV'T BOND INDEX

Wealth Value with Dividends Reinvested

           UBS GLOBAL BOND     SALOMON SMITH BARNEY
            FUND CLASS Y      WORLD GOV'T BOND INDEX
           ---------------    ----------------------
 7/31/93   $     1,000,000       $     1,000,000
 8/31/93   $     1,019,000       $     1,030,100
 9/30/93   $     1,022,010       $     1,042,358
10/31/93   $     1,032,059       $     1,040,586
11/30/93   $     1,023,015       $     1,033,198
12/31/93   $     1,038,591       $     1,041,929
 1/31/94   $     1,045,818       $     1,050,264
 2/28/94   $     1,021,040       $     1,043,437
 3/31/94   $     1,007,619       $     1,041,976
 4/30/94   $     1,002,457       $     1,043,123
 5/31/94   $       994,198       $     1,033,943
 6/30/94   $       992,146       $     1,048,832
 7/31/94   $       999,419       $     1,057,223
 8/31/94   $     1,000,457       $     1,053,522
 9/30/94   $     1,001,496       $     1,061,108
10/31/94   $     1,005,652       $     1,078,085
11/30/94   $     1,003,574       $     1,063,208
12/31/94   $     1,002,396       $     1,066,185
 1/31/95   $     1,012,827       $     1,088,575
 2/28/95   $     1,030,559       $     1,116,442
 3/31/95   $     1,044,119       $     1,182,759
 4/30/95   $     1,069,153       $     1,204,640
 5/31/95   $     1,106,704       $     1,238,611
 6/30/95   $     1,104,638       $     1,245,919
 7/31/95   $     1,122,712       $     1,248,909
 8/31/95   $     1,134,406       $     1,205,946
 9/30/95   $     1,148,228       $     1,232,839
10/31/95   $     1,167,365       $     1,241,962
11/30/95   $     1,190,755       $     1,255,996
12/31/95   $     1,206,119       $     1,269,184
 1/31/96   $     1,212,149       $     1,253,573
 2/29/96   $     1,200,088       $     1,247,180
 3/31/96   $     1,204,913       $     1,245,434
 4/30/96   $     1,216,974       $     1,240,452
 5/31/96   $     1,220,592       $     1,240,700
 6/30/96   $     1,231,653       $     1,250,502
 7/31/96   $     1,243,921       $     1,274,511
 8/31/96   $     1,253,735       $     1,279,482
 9/30/96   $     1,274,590       $     1,284,728
10/31/96   $     1,301,578       $     1,308,752
11/30/96   $     1,326,113       $     1,326,028
12/31/96   $     1,318,299       $     1,315,287
 1/31/97   $     1,297,658       $     1,280,169
 2/28/97   $     1,299,034       $     1,270,567
 3/31/97   $     1,279,768       $     1,260,911
 4/30/97   $     1,272,888       $     1,249,815
 5/31/97   $     1,310,043       $     1,283,810
 6/30/97   $     1,326,556       $     1,299,087
 7/31/97   $     1,321,051       $     1,288,955
 8/31/97   $     1,316,923       $     1,288,181
 9/30/97   $     1,343,069       $     1,315,619
10/31/97   $     1,360,958       $     1,342,984
11/30/97   $     1,343,069       $     1,322,437
12/31/97   $     1,339,835       $     1,318,469
 1/31/98   $     1,351,311       $     1,331,258
 2/28/98   $     1,359,918       $     1,342,042
 3/31/98   $     1,345,573       $     1,328,755
 4/30/98   $     1,362,787       $     1,350,016
 5/31/98   $     1,362,787       $     1,353,121
 6/30/98   $     1,362,306       $     1,355,150
 7/31/98   $     1,362,306       $     1,356,912
 8/31/98   $     1,378,231       $     1,393,820
 9/30/98   $     1,444,826       $     1,467,971
10/31/98   $     1,476,676       $     1,511,423
11/30/98   $     1,466,542       $     1,490,112
12/31/98   $     1,500,412       $     1,520,063
 1/31/99   $     1,500,412       $     1,506,079
 2/28/99   $     1,451,914       $     1,457,734
 3/31/99   $     1,450,398       $     1,461,378
 4/30/99   $     1,453,429       $     1,460,793
 5/31/99   $     1,427,665       $     1,436,252
 6/30/99   $     1,404,902       $     1,411,118
 7/31/99   $     1,430,918       $     1,445,690
 8/31/99   $     1,424,797       $     1,452,340
 9/30/99   $     1,438,570       $     1,474,997
10/31/99   $     1,430,918       $     1,474,259
11/30/99   $     1,409,493       $     1,458,780
12/31/99   $     1,406,271       $     1,455,278
 1/31/00   $     1,370,532       $     1,424,281
 2/29/00   $     1,362,762       $     1,414,026
 3/31/00   $     1,392,286       $     1,457,861
 4/30/00   $     1,342,562       $     1,410,189
 5/31/00   $     1,350,331       $     1,421,188
 6/30/00   $     1,400,056       $     1,455,723
 7/31/00   $     1,370,532       $     1,431,122
 8/31/00   $     1,354,993       $     1,420,388
 9/30/00   $     1,347,224       $     1,417,547
10/31/00   $     1,317,700       $     1,399,545
11/30/00   $     1,353,439       $     1,427,334
12/31/00   $     1,425,362       $     1,478,485
 1/31/01   $     1,425,362       $     1,476,600
 2/28/01   $     1,419,089       $     1,476,010
 3/31/01   $     1,372,048       $     1,433,433
 4/30/01   $     1,370,480       $     1,428,341
 5/31/01   $     1,353,231       $     1,424,022
 6/30/01   $     1,343,823       $     1,410,990
 7/31/01   $     1,384,592       $     1,446,583
 8/31/01   $     1,441,042       $     1,500,977
 9/30/01   $     1,441,042       $     1,511,958
10/31/01   $     1,456,723       $     1,523,912
11/30/01   $     1,445,150       $     1,502,501
12/31/01   $     1,406,353       $     1,463,808
 1/31/02   $     1,383,305       $     1,436,732
 2/28/02   $     1,392,570       $     1,444,176
 3/31/02   $     1,389,939       $     1,440,202
 4/30/02   $     1,444,602       $     1,491,747
 5/31/02   $     1,494,414       $     1,533,936
 6/30/02   $     1,566,491       $     1,607,988

7/31/93 = $1,000,000

FUND RETURNS ARE NET OF ALL FEES AND COSTS, WHILE THE INDEX RETURNS ARE BASED SOLELY ON MARKET RETURNS WITHOUT DEDUCTION FOR FEES OR TRANSACTION COSTS FOR REBALANCING.

COUNTRY EXPOSURE, TOP FIVE

AS OF JUNE 30, 2002

                                       PERCENTAGE OF
                                        NET ASSETS
----------------------------------------------------
European Monetary Union                    52.4%
U.S.                                       29.5
United Kingdom                              5.3
Japan                                       4.5
Canada                                      3.2
----------------------------------------------------
Total                                      94.9%

INDUSTRY DIVERSIFICATION

AS A PERCENT OF NET ASSETS
AS OF JUNE 30, 2002

----------------------------------------------------
U.S. BONDS
Corporate Bonds
   Airlines                                    0.20%
   Autos/Durables                              0.12
   Banks                                       0.37
   Chemicals                                   0.06
   Construction                                0.14
   Consumer                                    0.23
   Energy                                      0.29
   Financial Services                          1.08
   Food & House Products                       0.13
   Forest Products                             0.04
   Leisure & Tourism                           0.07
   Metals                                      0.01
   Retail/Apparel                              0.06
   Services/Miscellaneous                      0.45
   Telecommunications                          0.14
   Television Broadcasting                     0.04
   Transportation                              0.04
   Utilities                                   0.34
                                             ------
         Total U.S. Corporate Bonds            3.81
Asset-Backed                                   0.42
Commercial Mortgage-Backed Securities          4.57
International Dollar Bonds                     4.77
U.S. Government Mortgage-Backed Securities     3.91
U.S. Government Obligations & Agencies         8.39
                                             ------
         Total U.S. Bonds                     25.87
Foreign Government Bonds                      65.53
SHORT-TERM INVESTMENTS                         3.59
                                             ------
TOTAL INVESTMENTS                             94.99
CASH AND OTHER ASSETS, LESS LIABILITIES        5.01
                                             ------
NET ASSETS                                   100.00%
                                             ======

TOP TEN FIXED INCOME HOLDINGS

AS OF JUNE 30, 2002

                                       PERCENTAGE OF
                                        NET ASSETS
-------------------------------------------------------
Buoni Poliennali Del Tes
3.250%, due 04/15/04                        4.9%

International Bank,
4.750%, due 12/20/04                        4.6

Kingdom of Belgium
5.750%, due 03/28/08                        4.4

European Investment Bank
2.125%, due 09/20/07                        3.7

U.S. Treasury Note
4.375%, due 05/15/07                        3.3

Kredit Fuer Wiederaufbau
5.000%, due 01/04/09                        3.3

Depfa Pfandbriefbank
0.150%, due 06/20/03                        3.1

Treuhandanstalt
6.750%, due 05/13/04                        3.1

Government of France
5.125%, due 10/25/08                        3.0

Buoni Poliennali Del Tes
8.750%, due 07/01/06                        2.8
-------------------------------------------------------
Total                                      36.2%

UBS GLOBAL BOND FUND -- SCHEDULE OF INVESTMENTS

JUNE 30, 2002

                                                 FACE
                                                AMOUNT            VALUE
                                           ---------------   ---------------
BONDS -- 91.40%
U.S BONDS -- 21.31%
U.S. CORPORATE BONDS -- 3.81%
Abbott Laboratories, Inc.
  5.625%, due 07/01/06                     $         5,000   $         5,181
Alcoa, Inc.
  6.000%, due 01/15/12                               5,000             5,131
Anadarko Finance Co.
  7.500%, due 05/01/31                               5,000             5,333
Anheuser Busch Cos., Inc.
  9.000%, due 12/01/09                              20,000            24,490
AOL Time Warner, Inc.
  5.625%, due 05/01/05                              20,000            19,624
  7.625%, due 04/15/31                              15,000            13,134
Apache Corp.
  6.250%, due 04/15/12                               5,000             5,162
AT&T Wireless Services, Inc.
  7.875%, due 03/01/11                              10,000             8,077
Avalonbay Communities, Inc.
  7.500%, due 08/01/09                               5,000             5,384
Avon Products, Inc.
  7.150%, due 11/15/09                              20,000            21,971
Bank of America Corp.
  7.400%, due 01/15/11                              25,000            27,380
Bank One Corp.
  7.875%, due 08/01/10                              15,000            17,017
Bristol Myers Squibb Co.
  5.750%, due 10/01/11                              10,000             9,949
Burlington Northern Santa Fe Corp.
  6.875%, due 12/01/27                               5,000             5,015
  7.082%, due 05/13/29                              10,000            10,220
Capital One Bank
  6.875%, due 02/01/06                              10,000             9,884
Cendant Corp.
  6.875%, due 08/15/06                              40,000            40,230
Centex Corp.
  9.750%, due 06/15/05                              45,000            51,043
Citigroup, Inc.
  7.250%, due 10/01/10                              35,000            38,097
Citizens Communications Co.
  9.250%, due 05/15/11                              10,000             9,494
Comcast Cable Communications
  6.750%, due 01/30/11                              20,000            17,864
Commonwealth Edison Co., 144A
  6.150%, due 03/15/12                               5,000             5,145
Consolidated Edison, Inc.
  7.500%, due 09/01/10                              30,000            33,214
Continental Airlines, Inc., E.E.T.C.
  6.320%, due 11/01/08                              10,000            10,100
Coors Brewing Co., 144A
  6.375%, due 05/15/12                               5,000             5,145
Countrywide Home Loan
  5.500%, due 02/01/07                              15,000            15,268
Credit Suisse First Boston USA, Inc.
  5.750%, due 04/15/07                              15,000            15,346
DaimlerChrysler NA Holdings
  8.500%, due 01/18/31                               5,000             5,528
Delta Airlines, Inc. 00-1, E.E.T.C.
  7.570%, due 11/18/10                     $        20,000   $        21,457
Devon Financing Corp., ULC
  6.875%, due 09/30/11                              10,000            10,414
Dominion Resources, Inc., Class B
  7.625%, due 07/15/05                              30,000            32,527
Duke Energy Field Services, LLC
  6.875%, due 02/01/11                              10,000             9,999
EOP Operating LP
  7.000%, due 07/15/11                               5,000             5,253
  7.875%, due 07/15/31                               5,000             5,136
Erac U.S.A. Finance Co., 144A
  8.000%, due 01/15/11                              25,000            27,133
First Data Corp.
  5.625%, due 11/01/11                              20,000            19,919
First Energy Corp.
  6.450%, due 11/15/11                              20,000            19,418
First Union National Bank
  7.800%, due 08/18/10                              25,000            27,983
FleetBoston Financial Corp.
  7.375%, due 12/01/09                              10,000            10,851
Ford Motor Co.
  7.450%, due 07/16/31                               5,000             4,654
Ford Motor Credit Co.
  5.800%, due 01/12/09                              15,000            14,103
  6.875%, due 02/01/06                              80,000            81,845
  7.375%, due 02/01/11                              15,000            15,193
General Electric Capital Corp.
  6.750%, due 03/15/32                              30,000            29,468
General Motors Acceptance Corp.
  6.125%, due 02/01/07                              15,000            15,164
  6.875%, due 09/15/11                              40,000            39,713
  8.000%, due 11/01/31                              10,000            10,228
Goldman Sachs Group, Inc.
  6.875%, due 01/15/11                              10,000            10,367
Harrah's Operating Co., Inc.
  7.125%, due 06/01/07                              20,000            21,030
Household Finance Corp.
  6.750%, due 05/15/11                              40,000            39,369
International Paper Co.
  6.750%, due 09/01/11                              10,000            10,414
John Deere Capital Corp.
  7.000%, due 03/15/12                              10,000            10,714
Kohls Corp.
  7.250%, due 06/01/29                               5,000             5,360
Kraft Foods, Inc.
  4.625%, due 11/01/06                               5,000             4,981
  6.500%, due 11/01/31                              10,000             9,895
Lehman Brothers Holdings, Inc.
  6.625%, due 01/18/12                              10,000            10,140
Lincoln National Corp.
  6.200%, due 12/15/11                              10,000            10,078
Mirant Americas Generation, Inc.
  7.625%, due 05/01/06                              15,000            12,150
  9.125%, due 05/01/31                              10,000             7,150
Morgan Stanley
  6.750%, due 04/15/11                              15,000            15,430

                                       33

                                                 FACE
                                                AMOUNT            VALUE
                                           ---------------   ---------------
News America Holdings, Inc.
  7.125%, due 04/08/28                     $        15,000   $        13,604
Occidental Petroleum Corp.
  8.450%, due 02/15/29                              10,000            11,711
Pepsi Bottling Holdings, 144A
  5.625%, due 02/17/09                              10,000            10,161
Phillips Petroleum Co.
  8.750%, due 05/25/10                               5,000             5,937
Praxair, Inc.
  6.375%, due 04/01/12                               5,000             5,185
Progress Energy, Inc.
  7.000%, due 10/30/31                              10,000             9,816
Pure Resources, Inc.
  7.125%, due 06/15/11                              20,000            19,631
Qwest Capital Funding, Inc.
  7.900%, due 08/15/10                              65,000            36,725
Rohm & Haas Co.
  7.850%, due 07/15/29                               5,000             5,748
Safeway, Inc.
  7.250%, due 02/01/31                               5,000             5,178
SBC Communications, Inc.
  5.875%, due 02/01/12                              15,000            14,977
Sempra Energy
  7.950%, due 03/01/10                              20,000            21,321
Sprint Capital Corp.
  7.625%, due 01/30/11                              15,000            11,935
Target Corp.
  7.000%, due 07/15/31                              15,000            15,871
Telus Corp.
  8.000%, due 06/01/11                              10,000             8,309
Transocean Sedco Forex, Inc.
  6.625%, due 04/15/11                              20,000            20,594
Unilever Capital Corp.
  7.125%, due 11/01/10                              15,000            16,531
United Airlines, Inc., E.E.T.C.
  7.811%, due 10/01/09                              34,366            29,986
United Technologies Corp.
  6.100%, due 05/15/12                              10,000            10,358
USA Education, Inc.
  5.625%, due 04/10/07                              20,000            20,658
Valero Energy Corp.
  7.500%, due 04/15/32                              10,000            10,034
Verizon Global Funding Corp.
  7.250%, due 12/01/10                               5,000             5,048
  7.750%, due 12/01/30                              15,000            14,466
Walt Disney Co.
  6.375%, due 03/01/12                               5,000             5,093
Washington Mutual, Inc.
  5.625%, due 01/15/07                               5,000             5,064
Wells Fargo Bank N.A.
  6.450%, due 02/01/11                              25,000            26,129
Westinghouse Electric
  8.625%, due 08/01/12                              20,000            23,527
Weyerhaeuser Co., 144A
  7.375%, due 03/15/32                               5,000             5,075
Williams Cos., Inc.
  7.125%, due 09/01/11                               5,000             4,049
                                                             ---------------
                                                                   1,399,683
                                                             ---------------

ASSET-BACKED SECURITIES -- 0.42%
Comed Transitional Funding
  Trust, 98-1, Class A7
  5.740%, due 12/25/10                     $        45,000   $        46,887
Conseco Finance Securitizations Corp.,
  00-B, Class AF4
  7.870%, due 02/15/31                              20,000            21,145
DVI Receivables Corp.
  6.808%, due 07/12/04                              27,940            28,485
Peco Energy Transition Trust,
  99-A3, Class A7
  6.130%, due 03/01/09                              55,000            58,288
                                                             ---------------
                                                                     154,805
                                                             ---------------

COMMERCIAL MORTGAGE-BACKED SECURITIES -- 4.57%
DLJ Commercial Mortgage Corp.,
  00-CKP1, Class A1B
  7.180%, due 08/10/10                             140,000           153,912
DLJ Commercial Mortgage Corp.,
  99-CG1, Class A1B
  6.460%, due 03/10/32                              20,000            21,255
DLJ Commercial Mortgage Corp.,
  99-CG3, Class A1B
  7.340%, due 10/10/32                             165,000           182,767
GMAC Commercial Mortgage
  Securities, Inc., 97-C2, Class A2
  6.550%, due 04/16/29                              25,000            26,432
Impac Secured Assets Common
  Owner Trust 01-3, Class A2
  7.250%, due 04/25/31                             101,402           103,098
LB Commercial Conduit Mortgage Trust,
  98-C4, Class A1B
  6.210%, due 10/15/35                              30,000            31,594
LB Commercial Conduit Mortgage Trust,
  99-C2, Class A2
  7.325%, due 10/15/32                              50,000            55,380
Merrill Lynch Mortgage Investors, Inc.,
  96-C2, Class A3
  6.960%, due 11/21/28                              50,000            53,674
Morgan Stanley Capital I,
  00-LIF2, Class A2
  6.960%, due 10/15/33                              36,379            38,953
Norwest Asset Securities Corp., 99-3,
  6.000%, due 01/25/29                              39,580            40,173
PNC Mortgage Acceptance Corp.,
  99-CM1, Class A1B
  7.330%, due 12/10/32                              30,000            33,267
PNC Mortgage Securities Corp.,
  94-3, Class A8
  7.500%, due 07/25/24                             190,000           199,027
Prudential Home Mortgage Securities,
  93-43, Class A9
  6.750%, due 10/25/23                             113,040           115,784
Prudential Home Mortgage Securities,
  96-7, Class A4
  6.750%, due 06/25/11                              97,287            99,970

                                       34

                                                 FACE
                                                AMOUNT            VALUE
                                           ---------------   ---------------
Residential Accredit Loans, Inc.,
  98-QS4, Class AI5
  7.000%, due 03/25/28                     $       400,000   $       414,583
Residential Funding Mortgage Securities I,
  98-56, Class A6
  6.750%, due 03/25/28                              45,000            46,949
Salomon Brothers Mortgage Securities VII,
  00-C3, Class A2
  6.592%, due 12/18/33                              60,000            63,885
                                                             ---------------
                                                                   1,680,703
                                                             ---------------

INTERNATIONAL DOLLAR BONDS -- 0.21%
Canadian National Railway Co.
  6.900%, due 07/15/28                               5,000             5,110
Deutsche Telekom International Finance
  8.250%, due 06/15/30                              10,000             9,296
France Telecom S.A.
  8.500%, due 03/01/31                               5,000             4,423
Petroleum Geo-Services
  7.500%, due 03/31/07                              30,000            24,300
United Mexican States
  9.875%, due 02/01/10                              30,000            33,525
                                                             ---------------
                                                                      76,654
                                                             ---------------

U.S. GOVERNMENT AGENCY -- 1.53%
Fannie Mae Grantor Trust
  7.125%, due 01/15/30                             275,000           307,948
  7.500%, due 06/25/30                              88,241            93,469
  7.500%, due 12/25/41                             151,246           160,483
                                                             ---------------
                                                                     561,900
                                                             ---------------

U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES -- 3.91%
Federal Home Loan Mortgage Corp.
  6.500%, due 11/01/28                               8,360             8,540
  7.000%, due 10/15/13                              68,215            73,296
Federal Home Loan Mortgage Corp. Gold
  8.000%, due 01/01/30                             334,214           354,665
Federal National Mortgage Association
  6.000%, due 03/01/29                              93,388            93,260
  6.500%, due 03/01/19                              81,319            83,767
  6.500%, due 06/01/29                              90,121            92,011
Federal National Mortgage Association,
  Whole Loan, 95-W3, Class A
  9.000%, due 04/25/25                               4,145             4,570
Government National Mortgage Association
  6.000%, due 11/20/28                              68,158            67,831
  6.000%, due 12/20/28                             108,208           108,249
  6.000%, due 05/20/29                             129,847           129,224
  6.500%, due 08/15/27                               5,125             5,239
  7.000%, due 07/15/25                              29,117            30,495
  7.000%, due 07/15/31                             302,252           314,460
  7.500%, due 08/15/23                              30,810            32,779
  7.500%, due 01/15/24                              37,040            39,374
                                                             ---------------
                                                                   1,437,760
                                                             ---------------

U.S. GOVERNMENT OBLIGATIONS -- 6.86%
U.S. Treasury Bond
  3.000%, due 02/29/04                     $       350,000   $       352,037
  5.000%, due 08/15/11                             160,000           162,222
U.S. Treasury Note
  3.625%, due 03/31/04                             585,000           594,044
  4.375%, due 05/15/07                           1,185,000         1,201,294
  5.625%, due 05/15/08                             115,000           122,745
  6.250%, due 05/15/30                              80,000            86,659
                                                             ---------------
                                                                   2,519,001
                                                             ---------------
Total U.S. Bonds                                                   7,830,506
                                                             ---------------

INTERNATIONAL BONDS -- 70.09%
AUSTRALIA -- 1.69%
Government of Australia
  6.500%, due 05/15/13                     EUR     220,000           127,682
  6.750%, due 11/15/06                             640,000           373,076
  9.000%, due 09/15/04                             200,000           120,353
                                                             ---------------
                                                                     621,111
                                                             ---------------

BELGIUM -- 4.41%
Government of Belgium
  5.750%, due 03/28/08                     EUR   1,564,000         1,618,863
                                                             ---------------

CANADA -- 3.24%
Government of Canada
  6.000%, due 06/01/11                     CAD     520,000           355,579
  8.000%, due 06/01/23                             260,000           215,223
Province of Ontario
  5.200%, due 03/08/07                             470,000           311,336
  7.500%, due 01/19/06                             430,000           308,408
                                                             ---------------
                                                                   1,190,546
                                                             ---------------

FINLAND -- 3.01%
Government of Finland
  3.750%, due 11/12/03                     EUR     660,000           650,900
  5.750%, due 02/23/11                             440,000           454,879
                                                             ---------------
                                                                   1,105,779
                                                             ---------------

FRANCE -- 7.02%
Government of France
  3.500%, due 07/12/04                     EUR     570,000           556,445
  5.125%, due 10/25/08                           1,100,000         1,101,596
  5.500%, due 04/25/10                             300,000           307,693
  5.500%, due 04/25/29                             420,000           425,346
  8.500%, due 10/25/19                             140,000           188,572
                                                             ---------------
                                                                   2,579,652
                                                             ---------------

GERMANY -- 14.74%
Bundesrepublik Deutschland
  6.500%, due 07/04/27                     EUR     360,000           410,735
Depfa Deutsche Pfandbriefbank
  0.150%, due 06/20/03                         137,000,000         1,142,656
Deutsche Ausgleichsbank
  6.000%, due 07/04/07                             550,000           572,698
Federal Republic of Germany
  5.000%, due 07/04/11                             960,000           953,489

                                       35

                                                 FACE
                                                AMOUNT            VALUE
                                           ---------------   ---------------
Kredit Fuer Wiederaufbau
  5.000%, due 01/04/09                     EUR   1,200,000   $     1,194,412
Treuhandanstalt
  6.750%, due 05/13/04                           1,100,000         1,139,285
                                                             ---------------
                                                                   5,413,275
                                                             ---------------

ITALY -- 11.79%
Buoni Poliennali Del Tes
  3.250%, due 04/15/04                     EUR   1,825,000         1,781,778
  5.000%, due 12/15/04                     JPY  80,000,000           747,172
  5.250%, due 11/01/29                     EUR     420,000           402,690
  6.500%, due 11/01/27                             335,000           375,667
  8.750%, due 07/01/06                             900,000         1,025,609
                                                             ---------------
                                                                   4,332,916
                                                             ---------------

JAPAN -- 9.09%
Government of Japan
  1.750%, due 06/21/10                     JPY 100,000,000           875,748
Inter-American Development Bank
  1.900%, due 07/08/09                          87,000,000           787,315
International Bank for Reconstruction
  & Development
  4.750%, due 12/20/04                         180,000,000         1,674,599
                                                             ---------------
                                                                   3,337,662
                                                             ---------------

NETHERLANDS -- 3.99%
Government of Netherlands
  5.500%, due 07/15/10                     EUR     745,000           762,116
  6.000%, due 01/15/06                             680,000           705,360
                                                             ---------------
                                                                   1,467,476
                                                             ---------------

SPAIN -- 3.60%
Government of Spain
  3.000%, due 01/31/03                     EUR     650,000           640,154
  4.750%, due 07/30/14                             150,000           141,626
  5.150%, due 07/30/09                             385,000           385,785
  6.000%, due 01/31/29                             145,000           155,034
                                                             ---------------
                                                                   1,322,599
                                                             ---------------

SWEDEN -- 2.21%
Government of Sweden
  6.750%, due 05/05/14                     SEK   1,640,000   $       196,851
  8.000%, due 08/15/07                           2,520,000           308,141
  10.250%, due 05/05/03                          2,700,000           306,743
                                                             ---------------
                                                                     811,735
                                                             ---------------

UNITED KINGDOM -- 5.30%
European Investment Bank
  2.125%, due 09/20/07                     GBP 150,000,000         1,366,024
  6.250%, due 04/15/14                              70,000           114,757
U.K. Treasury
  5.750%, due 12/07/09                              60,000            95,326
  6.000%, due 12/07/28                              79,000           141,700
  8.500%, due 12/07/05                             135,000           228,404
                                                             ---------------
                                                                   1,946,211
                                                             ---------------
Total International  Bonds                                        25,747,825
                                                             ---------------
Total Bonds (Cost $31,181,890)                                    33,578,331
                                                             ---------------

                                               SHARES
                                           ---------------
SHORT-TERM INVESTMENTS -- 3.59%
OTHER -- 3.59%
UBS Supplementary Trust
  U.S. Cash Management Prime Fund
   (Cost $1,318,563)                             1,318,563         1,318,563
                                                             ---------------

Total Investments
  (Cost $32,500,453) -- 94.99% (a)                                34,896,894

Cash and other assets,
  less liabilities -- 5.01%                                        1,840,603
                                                             ---------------
Net Assets -- 100%                                           $    36,737,497
                                                             ===============

NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $32,504,500; and net unrealized appreciation consisted of:

            Gross unrealized appreciation                        $     2,478,909
            Gross unrealized depreciation                                (86,515)
                                                                 ---------------
                     Net unrealized appreciation                 $     2,392,394
                                                                 ===============

%   Represents a percentage of net assets.

E.E.T.C.: Enhanced equipment trust certificate
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2002, the value of these securities amounted to $52,659 or 0.14% of net assets.

FORWARD FOREIGN CURRENCY CONTRACTS
UBS Global Bond Fund had the following open forward foreign currency contracts as of June 30, 2002:

                                                                       SETTLEMENT     LOCAL         CURRENT     UNREALIZED
                                                                          DATE       CURRENCY        VALUE      GAIN/(LOSS)
                                                                       ----------   -----------   -----------   -----------
FORWARD FOREIGN CURRENCY BUY CONTRACTS
Australian Dollar (AUD)                                                 07/18/02      4,700,000   $ 2,634,745   $   166,379
British Pounds (GBP)                                                    07/18/02        140,000       213,197        13,018
Canadian Dollar (CAD)                                                   07/18/02      1,100,000       722,980         5,760
Danish Krone (DKK)                                                      07/18/02      3,600,000       478,209        55,029
Euro (EUR)                                                              07/18/02      3,540,000     3,493,588       396,942
Japanese Yen (JPY)                                                      07/18/02    420,250,000     3,509,108       292,344
Swiss Franc (CHF)                                                       07/18/02        350,000       235,238        24,932

FORWARD FOREIGN CURRENCY SALE CONTRACTS
Australian Dollar (AUD)                                                 07/18/02      1,950,000     1,093,139       (15,732)
Canadian Dollar (CAD)                                                   07/18/02        600,000       394,353       (22,962)
British Pounds (GBP)                                                    07/18/02        500,000       761,419       (52,144)
Euro (EUR)                                                              07/18/02      3,190,000     3,148,177      (239,688)
Japanese Yen (JPY)                                                      07/18/02    190,400,000     1,589,849      (109,941)
Swedish Krona (SEK)                                                     07/18/02      6,500,000       706,425       (84,623)
                                                                                                                -----------
    Total net unrealized gain on Forward Foreign Currency Contracts                                             $   429,314
                                                                                                                ===========

                 See accompanying notes to financial statements.

UBS U.S. BALANCED FUND

For the fiscal year ended June 30, 2002, UBS U.S. Balanced Fund Class Y shares returned-0.36%. The Fund's performance outdistanced its benchmark, the U.S. Balanced Mutual Fund Index*, which fell 8.07% during the same period. Since inception on December 30, 1994, the U.S. Balanced Fund (Class Y shares) has registered an 8.89% annualized gain. Returns for all share classes over various time periods are shown in "Total Return" on the next page. Please note those returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Continuing a two-year decline, equity markets lost value throughout the fiscal year. Going into September, a short recession and poor corporate earnings followed by the September 11 terrorist attacks only further weakened a declining market. The market rebounded in the fourth quarter, but high-profile corporate bankruptcies and accounting issues hurt stocks again, even with the promise of an increase in corporate earnings. As of June 30, the Wilshire 5000 index was down 11.77% for the calendar year and 16.62% for the fiscal year. During the second quarter of this year, the S&P 500 index fell 13.4% alone, as investor pessimism pervaded the market. In 2002, equities declined in most sectors, both growth and value stocks. The Fund's stock selection, with an underweight in technology and overweight in healthcare, helped performance.

The investment-grade bond market, on the other hand, prospered during the fiscal year as low inflation and a 40-year low in the federal funds rate helped to keep yields up. For most of the year, the Fed has maintained a neutral bias, making it likely that neither tightening nor another rate cut is in the immediate future. Mortgage backed securities also performed well during this time, as mortgage rates continued to drop and consumer financing and refinancing continued strongly. A flight to quality hastened during the period, as a spate of downgrades and difficulty in the high yield market only made investment-grade issues more attractive. For the fiscal year ended June 30, 2002, the Salomon Smith Barney Broad Investment Grade (BIG) Bond Index posted an 8.50% return. Additionally, the yield curve steepened near the end of the fiscal year, as two-year Treasuries fell approximately 90 basis points and 10-year rates decreased about 60 basis points versus investment-grade corporate bonds. During the period, the Fund maintained an overweight in fixed income securities and, therefore, an underweight in equities. The Fund's standard allocation is to have a 65%-30%-5% split among stocks, bonds and money respectively. During the fiscal year, bonds generally made up at least 50% of the portfolio. This strategy helped fund performance.

Even as another giant corporation -- this time, WorldCom -- revealed accounting irregularities post-period, the shock of misstated earnings was gradually receding as the promise of tougher government rules for corporate governance loomed large. Although the Fund ended the reporting period still overweight in fixed income, we anticipate adding to our equity holdings in the coming months. Some sectors, including wireless telecom and other pockets in technology, may lag the recovery in other sectors as corporate customers wait to resume spending. We will look for attractively priced securities, particularly in the healthcare, finance and utilities sectors, and anticipate corporate earnings to rise and, eventually, capital spending to resume toward the end of 2002. We will continue to emphasize a broad diversification of both equity and fixed income securities.

----------
* An unmanaged index compiled by the Advisor, constructed as follows: 65% Wilshire 5000 Index and 35% Lehman U.S. Aggregate Index.

TOTAL RETURN

                                                      6 MONTHS      1 YEAR    3 YEARS    5 YEARS    INCEPTION*
                                                       ENDED        ENDED      ENDED      ENDED        TO
                                                      6/30/02      6/30/02    6/30/02    6/30/02     6/30/02
--------------------------------------------------------------------------------------------------------------
UBS U.S. BALANCED FUND CLASS A                         -3.42%       -0.60%      2.32%      4.59%       4.48%
--------------------------------------------------------------------------------------------------------------
UBS U.S. BALANCED FUND CLASS B                         -3.74          N/A        N/A        N/A       -1.18
--------------------------------------------------------------------------------------------------------------
UBS U.S. BALANCED FUND CLASS C                         -3.74          N/A        N/A        N/A       -0.76
--------------------------------------------------------------------------------------------------------------
UBS U.S. BALANCED FUND CLASS Y                         -3.30        -0.36       2.60       4.88        8.89
--------------------------------------------------------------------------------------------------------------
UBS U.S. BALANCED FUND CLASS A+                        -8.69        -6.10       0.39       3.41        3.41
--------------------------------------------------------------------------------------------------------------
UBS U.S. BALANCED FUND CLASS B+                        -8.56          N/A        N/A        N/A       -5.97
--------------------------------------------------------------------------------------------------------------
UBS U.S. BALANCED FUND CLASS C+                        -5.62          N/A        N/A        N/A       -2.67
--------------------------------------------------------------------------------------------------------------
U.S. Balanced Mutual Fund Index**                      -6.44        -8.07      -2.39       5.40       10.91
--------------------------------------------------------------------------------------------------------------
Lehman U.S. Aggregate Index++                           4.20         7.53       8.69       7.25        8.41
--------------------------------------------------------------------------------------------------------------
Salomon Smith Barney Broad Investment
Grade (BIG) Bond Index                                  3.59         8.50       8.05       7.54        8.32
--------------------------------------------------------------------------------------------------------------
Wilshire 5000 Index                                   -11.77       -16.62      -8.22       3.56       11.86
--------------------------------------------------------------------------------------------------------------

* INCEPTION DATE OF UBS U.S. BALANCED FUND CLASS A (FORMERLY CLASS N) IS 6/30/97. INCEPTION DATES OF CLASS B AND CLASS C ARE 11/07/01 AND 11/06/01, RESPECTIVELY. INCEPTION DATE OF CLASS Y (FORMERLY CLASS I) AND EACH OF THE INDICES IS 12/30/94.
** AN UNMANAGED INDEX COMPILED BY THE ADVISOR, CONSTRUCTED AS FOLLOWS: 65% WILSHIRE 5000 INDEX AND 35% LEHMAN U.S. AGGREGATE INDEX.
+   RETURNS INCLUDE SALES CHARGES.
++ AS OF APRIL 1, 2002, THE FUND'S BENCHMARK INDEX WAS CHANGED TO THE LEHMAN U.S. AGGREGATE INDEX BECAUSE IT IS A MORE BROAD BASED INDEX FOR THE FUND.

TOTAL RETURN INCLUDES REINVESTMENT OF ALL CAPITAL GAIN AND INCOME DISTRIBUTIONS. TOTAL RETURN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
ALL TOTAL RETURNS IN EXCESS OF 1 YEAR ARE AVERAGE ANNUALIZED RETURNS.
ALL TOTAL RETURNS LESS THAN 1 YEAR ARE CUMULATIVE RETURNS.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $1,000,000

This chart shows the growth in the value of an investment in the UBS U.S. Balanced Fund Class Y, the U.S. Balanced Mutual Fund Index, the Lehman U.S. Aggregate Index, the Salomon Smith Barney (BIG) Bond Index and the Wilshire 5000 Index if you had invested $1,000,000 on December 31, 1994, and had reinvested all your income dividends and capital gain distributions through June 30, 2002. The performance of Class A, Class B and Class C shares will vary based upon the different inception dates, class specific expenses and sales charges. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

[CHART]

UBS U.S. BALANCED FUND CLASS Y VS. U.S. BALANCED MUTUAL FUND INDEX, LEHMAN U.S. AGGREGATE INDEX, SALOMON SMITH BARNEY (BIG) BOND INDEX AND WILSHIRE 5000 INDEX

Wealth Value with Dividends Reinvested

                UBS U.S. BALANCED     U.S. BALANCED MUTUAL       LEHMAN U.S.     SALOMON SMITH BARNEY
                  FUND CLASS Y             FUND INDEX          AGGREGATE INDEX     (BIG) BOND INDEX          WILSHIRE 5000 INDEX
               -------------------   ----------------------   ----------------  -----------------------   ----------------------
    12/30/94   $         1,000,000   $            1,000,000   $      1,000,000  $             1,000,000   $            1,000,000
     1/31/95   $         1,019,000   $            1,020,438   $      1,019,800  $             1,020,700   $            1,021,610
     2/28/95   $         1,050,000   $            1,054,228   $      1,044,071  $             1,044,584   $            1,062,301
     3/31/95   $         1,064,000   $            1,074,348   $      1,050,440  $             1,050,643   $            1,090,303
     4/30/95   $         1,080,000   $            1,096,369   $      1,065,146  $             1,065,037   $            1,117,397
     5/31/95   $         1,120,000   $            1,133,823   $      1,106,367  $             1,107,319   $            1,155,243
     6/30/95   $         1,139,086   $            1,159,972   $      1,114,444  $             1,115,070   $            1,192,095
     7/31/95   $         1,154,301   $            1,190,187   $      1,111,992  $             1,112,840   $            1,241,150
     8/31/95   $         1,170,530   $            1,202,521   $      1,125,447  $             1,125,637   $            1,253,251
     9/30/95   $         1,192,845   $            1,236,289   $      1,136,364  $             1,136,218   $            1,301,050
    10/31/95   $         1,199,945   $            1,234,019   $      1,151,137  $             1,151,444   $            1,287,988
    11/30/95   $         1,236,461   $            1,274,743   $      1,168,404  $             1,169,406   $            1,342,560
    12/31/95   $         1,254,813   $            1,294,447   $      1,184,761  $             1,185,544   $            1,364,511
     1/31/96   $         1,278,797   $            1,320,069   $      1,192,581  $             1,193,606   $            1,401,066
     2/29/96   $         1,273,346   $            1,327,269   $      1,171,830  $             1,173,434   $            1,425,571
     3/31/96   $         1,276,616   $            1,333,362   $      1,163,627  $             1,164,985   $            1,441,166
     4/30/96   $         1,279,887   $            1,351,325   $      1,157,111  $             1,156,364   $            1,476,778
     5/31/96   $         1,284,248   $            1,375,103   $      1,154,797  $             1,155,786   $            1,517,153
     6/30/96   $         1,293,124   $            1,373,956   $      1,170,317  $             1,170,696   $            1,504,667
     7/31/96   $         1,273,247   $            1,327,073   $      1,173,477  $             1,173,857   $            1,423,490
     8/31/96   $         1,287,603   $            1,353,971   $      1,171,482  $             1,172,096   $            1,469,027
     9/30/96   $         1,324,045   $            1,409,072   $      1,191,913  $             1,192,490   $            1,547,238
    10/31/96   $         1,354,965   $            1,432,973   $      1,218,421  $             1,219,321   $            1,568,869
    11/30/96   $         1,405,762   $            1,502,957   $      1,239,256  $             1,239,440   $            1,672,806
    12/31/96   $         1,396,859   $            1,487,317   $      1,227,731  $             1,228,533   $            1,653,954
     1/31/97   $         1,414,616   $            1,541,045   $      1,231,537  $             1,233,201   $            1,742,490
     2/28/97   $         1,419,351   $            1,541,177   $      1,234,616  $             1,234,558   $            1,741,688
     3/31/97   $         1,394,492   $            1,491,420   $      1,220,911  $             1,222,089   $            1,664,653
     4/30/97   $         1,418,167   $            1,541,162   $      1,239,176  $             1,239,565   $            1,737,249
     5/31/97   $         1,459,599   $            1,617,208   $      1,250,899  $             1,251,217   $            1,860,333
     6/30/97   $         1,493,510   $            1,672,235   $      1,265,734  $             1,266,106   $            1,945,797
     7/31/97   $         1,555,541   $            1,771,661   $      1,299,904  $             1,300,418   $            2,095,390
     8/31/97   $         1,530,490   $            1,723,041   $      1,288,855  $             1,289,234   $            2,016,624
     9/30/97   $         1,563,891   $            1,797,997   $      1,307,879  $             1,308,186   $            2,135,625
    10/31/97   $         1,548,383   $            1,768,066   $      1,326,790  $             1,326,893   $            2,064,487
    11/30/97   $         1,559,120   $            1,808,600   $      1,332,841  $             1,333,129   $            2,132,079
    12/31/97   $         1,581,464   $            1,836,782   $      1,346,249  $             1,346,727   $            2,171,479
     1/31/98   $         1,597,411   $            1,851,559   $      1,363,481  $             1,364,100   $            2,183,270
     2/28/98   $         1,638,609   $            1,938,721   $      1,362,390  $             1,363,145   $            2,342,213
     3/31/98   $         1,670,504   $            2,004,438   $      1,367,022  $             1,368,461   $            2,459,440
     4/30/98   $         1,666,517   $            2,023,552   $      1,374,131  $             1,375,577   $            2,488,634
     5/31/98   $         1,670,504   $            1,995,350   $      1,387,185  $             1,388,783   $            2,422,411
     6/30/98   $         1,675,623   $            2,046,549   $      1,398,976  $             1,400,171   $            2,507,341
     7/31/98   $         1,661,933   $            2,018,906   $      1,401,914  $             1,403,111   $            2,452,405
     8/31/98   $         1,614,019   $            1,825,353   $      1,424,765  $             1,424,579   $            2,070,492
     9/30/98   $         1,672,885   $            1,917,932   $      1,458,105  $             1,458,199   $            2,205,737
    10/31/98   $         1,705,740   $            2,007,662   $      1,450,377  $             1,451,637   $            2,369,844
    11/30/98   $         1,726,275   $            2,093,700   $      1,458,644  $             1,459,621   $            2,519,073
    12/31/98   $         1,738,302   $            2,183,057   $      1,463,020  $             1,464,146   $            2,680,268
     1/31/99   $         1,734,600   $            2,240,874   $      1,473,407  $             1,474,981   $            2,778,795
     2/28/99   $         1,693,873   $            2,174,347   $      1,447,623  $             1,449,168   $            2,678,063
     3/31/99   $         1,712,385   $            2,233,226   $      1,455,585  $             1,457,429   $            2,781,410
     4/30/99   $         1,762,368   $            2,305,381   $      1,460,243  $             1,462,238   $            2,914,723
     5/31/99   $         1,753,112   $            2,265,155   $      1,447,392  $             1,448,786   $            2,850,920
     6/30/99   $         1,755,023   $            2,338,684   $      1,442,761  $             1,443,860   $            2,998,512
     7/31/99   $         1,728,828   $            2,286,674   $      1,436,701  $             1,438,084   $            2,902,379
     8/31/99   $         1,702,634   $            2,272,261   $      1,435,983  $             1,437,078   $            2,875,329
     9/30/99   $         1,665,214   $            2,243,210   $      1,452,640  $             1,454,323   $            2,800,197
    10/31/99   $         1,646,503   $            2,338,293   $      1,458,015  $             1,458,686   $            2,978,275
    11/30/99   $         1,646,503   $            2,389,113   $      1,457,869  $             1,458,540   $            3,078,018
    12/31/99   $         1,617,539   $            2,503,182   $      1,450,871  $             1,451,830   $            3,311,735
     1/31/00   $         1,582,878   $            2,433,170   $      1,446,083  $             1,447,728   $            3,174,275
     2/29/00   $         1,532,811   $            2,478,532   $      1,463,581  $             1,464,624   $            3,245,369
     3/31/00   $         1,602,134   $            2,585,473   $      1,482,900  $             1,483,622   $            3,438,131
     4/30/00   $         1,656,052   $            2,495,227   $      1,478,600  $             1,479,217   $            3,259,001
     5/31/00   $         1,675,309   $            2,437,812   $      1,477,861  $             1,477,911   $            3,145,180
     6/30/00   $         1,666,038   $            2,525,510   $      1,508,600  $             1,508,793   $            3,283,857
     7/31/00   $         1,685,433   $            2,500,118   $      1,522,328  $             1,522,577   $            3,216,909
     8/31/00   $         1,724,223   $            2,630,597   $      1,544,402  $             1,544,332   $            3,450,447
     9/30/00   $         1,720,344   $            2,557,051   $      1,554,132  $             1,554,799   $            3,289,443
    10/31/00   $         1,761,074   $            2,527,427   $      1,564,402  $             1,564,693   $            3,219,545
    11/30/00   $         1,772,711   $            2,378,337   $      1,589,988  $             1,590,061   $            2,899,258
    12/31/00   $         1,819,583   $            2,421,642   $      1,619,489  $             1,620,131   $            2,950,952
     1/31/01   $         1,871,975   $            2,495,882   $      1,645,961  $             1,646,791   $            3,063,985
     2/28/01   $         1,863,914   $            2,349,780   $      1,660,302  $             1,661,443   $            2,773,373
     3/31/01   $         1,837,719   $            2,251,268   $      1,668,634  $             1,670,146   $            2,586,672
     4/30/01   $         1,882,050   $            2,367,996   $      1,661,708  $             1,662,308   $            2,799,545
     5/31/01   $         1,916,305   $            2,388,750   $      1,671,745  $             1,673,194   $            2,827,420
     6/30/01   $         1,902,361   $            2,365,493   $      1,678,053  $             1,678,722   $            2,780,038
     7/31/01   $         1,920,556   $            2,359,236   $      1,715,569  $             1,717,506   $            2,734,142
     8/31/01   $         1,894,274   $            2,275,544   $      1,735,226  $             1,736,471   $            2,568,669
     9/30/01   $         1,807,344   $            2,152,494   $      1,755,436  $             1,757,878   $            2,337,923
    10/31/01   $         1,845,755   $            2,203,289   $      1,792,177  $             1,793,355   $            2,397,393
    11/30/01   $         1,934,707   $            2,302,151   $      1,767,465  $             1,768,557   $            2,580,738
    12/31/01   $         1,960,067   $            2,324,320   $      1,756,229  $             1,758,195   $            2,627,114
     1/31/02   $         1,964,238   $            2,311,969   $      1,770,448  $             1,772,042   $            2,594,493
     2/28/02   $         1,962,152   $            2,288,821   $      1,787,603  $             1,788,985   $            2,541,171
     3/31/02   $         1,999,686   $            2,340,675   $      1,757,872  $             1,759,381   $            2,652,385
     4/30/02   $         1,983,004   $            2,282,277   $      1,791,963  $             1,792,756   $            2,522,883
     5/31/02   $         1,974,664   $            2,271,617   $      1,807,186  $             1,807,993   $            2,493,211
     6/30/02   $         1,895,427   $            2,174,703   $      1,822,819  $             1,821,345   $            2,317,953

12/30/94 = $1,000,000
FUND RETURNS ARE NET OF ALL FEES AND COSTS, WHILE THE INDEX RETURNS ARE BASED SOLELY ON MARKET RETURNS WITHOUT DEDUCTION FOR FEES OR TRANSACTION COSTS FOR REBALANCING.

TOP TEN FIXED INCOME HOLDINGS

AS OF JUNE 30, 2002

                                                                PERCENTAGE OF
                                                                  NET ASSETS
--------------------------------------------------------------------------------
U.S. Treasury Note,
3.625%, due 03/31/04                                                   2.5%
Federal National Mortgage Association
6.500%, due 01/01/28                                                   1.9
Government National Mortgage Association
7.500%, due 02/15/27                                                   1.7
Federal National Mortgage Association
6.500%, due 11/01/31                                                   1.1
Federal National Mortgage Association
7.000%, due 09/01/23                                                   1.0
Fannie Mae Grantor Trust,
7.125%, due 01/15/30                                                   0.9
U.S. Treasury Note
5.625%, due 05/15/08                                                   0.9
Federal Home Loan Mortgage Corp., Gold
6.500%, due 04/01/29                                                   0.8
Federal Home Loan Mortgage Corp.,
6.500%, due 02/01/29                                                   0.8
U.S. Treasury Bond,
5.000%, due 08/15/11                                                   0.7
--------------------------------------------------------------------------------
Total                                                                 12.3%

TOP TEN EQUITY HOLDINGS

AS OF JUNE 30, 2002

                                                                PERCENTAGE OF
                                                                  NET ASSETS
--------------------------------------------------------------------------------
Wells Fargo & Co.                                                      2.0%
Burlington Northern Santa Fe Corp.                                     1.8
Citigroup, Inc.                                                        1.8
Microsoft Corp.                                                        1.6
GreenPoint Financial Corp.                                             1.5
Masco Corp.                                                            1.5
Wyeth, Inc.                                                            1.5
Johnson & Johnson Co.                                                  1.4
United Health Group, Inc.                                              1.4
Allergan, Inc.                                                         1.4
--------------------------------------------------------------------------------
Total                                                                 15.9%

                                                         SHARES         VALUE
                                                       ----------   ------------
U.S. EQUITIES -- 58.53%
AUTOS/DURABLES -- 0.97%
Johnson Controls, Inc.                                      1,400   $    114,254
W.W. Grainger, Inc.                                         2,700        135,270
                                                                    ------------
                                                                         249,524
                                                                    ------------
BANKS -- 6.74%
Citigroup, Inc.                                            12,086        468,332
FleetBoston Financial Corp.                                 6,205        200,732
GreenPoint Financial Corp.                                  8,000        392,800
PNC Financial Services Group                                3,200        167,296
Wells Fargo & Co.                                          10,000        500,600
                                                                    ------------
                                                                       1,729,760
                                                                    ------------
BROADCASTING & PUBLISHING -- 1.63%
McGraw-Hill Cos., Inc.                                      1,800        107,460
Viacom, Inc.                                                7,000        310,590
                                                                    ------------
                                                                         418,050
                                                                    ------------
CAPITAL GOODS -- 2.12%
Illinois Tool Works, Inc.                                   5,100        348,330
Pentair, Inc.                                               4,100        197,128
                                                                    ------------
                                                                         545,458
                                                                    ------------
CHEMICALS -- 2.92%
Dow Chemical Co.                                            4,900        168,462
Eastman Chemical Co.                                        2,600        121,940
Exxon Mobil Corp.                                           7,000        286,440
IMC Global, Inc.                                            8,300        103,750
Waters Corp.                                                2,600         69,420
                                                                    ------------
                                                                         750,012
                                                                    ------------
COMPUTER SOFTWARE -- 1.89%
BEA Systems, Inc. (b)                                       6,800         64,668
Microsoft Corp. (b)                                         7,700        421,190
                                                                    ------------
                                                                         485,858
                                                                    ------------
COMPUTER SYSTEMS -- 1.46%
Electronic Data Systems Corp.                               6,400        237,760
Hewlett-Packard Co.                                         8,885        135,763
                                                                    ------------
                                                                         373,523
                                                                    ------------
CONSTRUCTION -- 0.73%
Martin Marietta Materials, Inc.                             4,836        188,604
                                                                    ------------
CONSUMER -- 0.53%
Kimberly-Clark Corp.                                        2,200        136,400
                                                                    ------------
ELECTRIC COMPONENTS -- 1.51%
Advanced Micro Devices, Inc.                                6,800         66,096
Intel Corp.                                                 9,100        166,257
Texas Instruments, Inc.                                     6,500        154,050
                                                                    ------------
                                                                         386,403
                                                                    ------------
ENERGY -- 3.70%
Conoco, Inc.                                                6,300        175,140
Exelon Corp.                                                4,200        219,660
FirstEnergy Corp.                                           7,291        243,374
Kerr-McGee Corp.                                            1,450         77,647
Progress Energy, Inc.                                       3,100   $    161,231
Sempra Energy                                               3,300         73,029
                                                                    ------------
                                                                         950,081
                                                                    ------------
FINANCIAL SERVICES -- 6.40%
American International Group, Inc.                          4,800        327,504
Anthem, Inc. (b)                                            3,000        202,440
Freddie Mac                                                 5,600        342,720
Hartford Financial Services Group, Inc. (The)               2,000        118,940
JP Morgan Chase & Co.                                       7,400        251,008
Morgan Stanley                                              4,850        208,938
U.S. Bancorp                                                8,200        191,470
                                                                    ------------
                                                                       1,643,020
                                                                    ------------
HEALTH: DRUGS -- 5.75%
Abbott Laboratories, Inc.                                   7,150        269,198
Allergan, Inc.                                              5,300        353,775
Bristol-Myers Squibb Co.                                    3,600         92,520
Cephalon, Inc. (b)                                          3,400        153,680
SICOR, Inc. (b)                                            12,500        231,750
Wyeth, Inc.                                                 7,300        373,760
                                                                    ------------
                                                                       1,474,683
                                                                    ------------
HEALTH: NON-DRUGS -- 4.23%
Baxter International, Inc.                                  3,400        151,130
Beckman Coulter, Inc.                                       4,400        219,560
Johnson & Johnson                                           6,864        358,713
United Health Group, Inc.                                   3,900        357,045
                                                                    ------------
                                                                       1,086,448
                                                                    ------------
HOUSING/PAPER -- 1.69%
American Standard Companies, Inc. (b)                       3,400        255,340
Kroger Co. (b)                                              9,000        179,100
                                                                    ------------
                                                                         434,440
                                                                    ------------
INDUSTRIAL COMPONENTS -- 0.73%
Ingersoll-Rand Co., Class A                                 4,100        187,206
                                                                    ------------
INTERNET SERVICES -- 0.05%
Sapient Corp.                                              11,400         12,084
                                                                    ------------
METALS-NON-FERROUS -- 1.48%
Masco Corp.                                                14,000        379,540
                                                                    ------------
RECREATION -- 0.62%
Royal Caribbean Cruises Ltd.                                8,100        157,950
                                                                    ------------
RETAIL/APPAREL -- 2.94%
Costco Wholesale Corp. (b)                                  5,900        227,858
Newell Rubbermaid, Inc.                                     7,900        276,974
RadioShack Corp.                                            4,600        138,276
TJX Companies, Inc.                                         5,700        111,777
                                                                    ------------
                                                                         754,885
                                                                    ------------
SERVICES/MISCELLANEOUS -- 3.79%
AOL Time Warner, Inc. (b)                                   4,900         72,079
Computer Sciences Corp.                                     1,700         81,260
First Data Corp.                                            2,916        108,475
Household International, Inc.                               5,000        248,500
MeadWestvaco Corp.                                          3,900        130,884

                                       41

                                                         SHARES         VALUE
                                                       ----------   ------------
Omnicom Group                                               4,900   $    224,420
Viad Corp.                                                  4,100        106,600
                                                                    ------------
                                                                         972,218
                                                                    ------------
TECHNOLOGY -- 1.01%
United Technologies Corp.                                   3,800        258,020
                                                                    ------------
TELECOMMUNICATIONS-SERVICES -- 1.99%
Motorola, Inc.                                             11,815        170,372
Nextel Communications, Inc.                                45,100        144,771
SBC Communications, Inc.                                    6,400        195,200
                                                                    ------------
                                                                         510,343
                                                                    ------------
TEXTILES AND APPAREL -- 0.21%
CommScope, Inc. (b)                                         4,400         55,000
                                                                    ------------
TRANSPORTATION -- 1.83%
Burlington Northern Santa Fe Corp.                         15,700        471,000
                                                                    ------------
UTILITIES -- 1.61%
CMS Energy Corp.                                            7,000         76,860
Consolidated Edison, Inc.                                   4,800        200,400
Entergy Corp.                                               3,200        135,808
                                                                    ------------
                                                                         413,068
                                                                    ------------
Total U.S. Equities (Cost $15,711,131)                                15,023,578
                                                                    ------------

                                                          FACE
                                                         AMOUNT
                                                       ----------
BONDS -- 29.65%
ASSET-BACKED SECURITIES -- 0.63%
Conseco Finance Securitizations Corp.,
  00-B, Class AF4 7.870%, due 02/15/31                 $   25,000         26,431
Peco Energy Transition Trust, 99-A3, Class A7
  6.130%, due 03/01/09                                     55,000         58,288
Vanderbilt Mortgage Finance
  8.255%, due 05/07/17                                     70,000         77,210
                                                                    ------------
                                                                         161,929
                                                                    ------------
COMMERCIAL MORTGAGE-BACKED SECURITIES -- 4.53%
Bear Stearns Commercial Mortgage Securities,
  00-WF1, Class A2 7.780%, due 02/15/32                   140,000        158,740
Bear Stearns Commercial Mortgage Securities,
  00-WF2, Class A2 7.320%, due 10/15/32                   150,000        166,917
DLJ Commercial Mortgage Corp., 99-CG2,
  Class A1B 7.300%, due 06/10/32                           24,999         27,646
DLJ Commercial Mortgage Corp., 99-CG3,
  Class A1B 7.340%, due 10/10/32                           75,000         83,076
GMAC Commercial Mortgage Securities, Inc.,
  97-C2, Class A2 6.550%, due 04/16/29                     35,000         37,004
GS Mortgage Securities Corp., 144A
  7.500%, due 06/19/32                                    125,261        131,015
GS Mortgage Securities Corp. II
  7.410%, due 02/15/27                                     20,000         21,314
Impac Secured Assets Common Owner
  Trust 01-3, Class A2
  7.250%, due 04/25/31                                     30,045         30,548
LB Commercial Conduit Mortgage Trust,
  99-C1, Class A1  6.410%, due 06/15/31                    91,233         96,212
LB Commercial Conduit Mortgage Trust,
  99-C2, Class A2  7.325%, due 10/15/32                    40,000         44,304

                                                          FACE
                                                         AMOUNT        VALUE
                                                       ----------   ------------
Morgan Stanley Capital I
  7.570%, due 12/15/09                                 $  135,000   $    151,018
Morgan Stanley Capital I,
  00-LIF2, Class A2 6.960%, due 10/15/33                   27,284         29,215
Nomura Asset Securities Corp.,
  95-MD3, Class A/B 8.150%, due 03/04/20                   29,805         32,447
Norwest Asset Securities Corp., 99-3,
  6.000%, due 01/25/29                                     39,580         40,173
PNC Mortgage Acceptance Corp.,
  99-CM1, Class A1B 7.330%, due 12/10/32                   15,000         16,633
Salomon Brothers Mortgage Securities VII,
  00-C3, Class A2 6.592%, due 12/18/33                     45,000         47,913
Structured Asset Securities Corp.,
  98-ALS1, Class 1A 6.900%, due 01/25/29                   47,155         48,481
                                                                    ------------
                                                                       1,162,656
                                                                    ------------
INTERNATIONAL DOLLAR BONDS -- 0.37%
Canadian National Railway Co.
  6.900%, due 07/15/28                                      5,000          5,110
Deutsche Telekom International Finance
  8.250%, due 06/15/30                                     10,000          9,296
France Telecom S.A.
  8.500%, due 03/01/31                                      5,000          4,423
Petroleum Geo-Services
  6.625%, due 03/30/08                                     10,000          7,600
  7.500%, due 03/31/07                                     25,000         20,250
United Mexican States
  8.375%, due 01/14/11                                     10,000         10,375
  9.875%, due 02/01/10                                     35,000         39,112
                                                                    ------------
                                                                          96,166
                                                                    ------------
U.S. CORPORATE BONDS -- 6.40%
Abbott Laboratories, Inc.
  5.625%, due 07/01/06                                     10,000         10,363
Alcoa, Inc.
  6.000%, due 01/15/12                                      5,000          5,131
Anadarko Finance Co.
  7.500%, due 05/01/31                                     10,000         10,666
Anheuser Busch Cos., Inc.
  9.000%, due 12/01/09                                     15,000         18,367
AOL Time Warner, Inc.
  5.625%, due 05/01/05                                     30,000         29,436
  7.625%, due 04/15/31                                     15,000         13,134
Apache Corp.
  6.250%, due 04/15/12                                      5,000          5,162
AT&T Wireless Services, Inc.
  7.875%, due 03/01/11                                     10,000          8,077
Avalonbay Communities, Inc.
  7.500%, due 08/01/09                                     10,000         10,768
Avon Products, Inc.
  7.150%, due 11/15/09                                     20,000         21,971
Bank of America Corp.
  7.400%, due 01/15/11                                     25,000         27,380
Bank One Corp.
  7.875%, due 08/01/10                                     15,000         17,017
Boeing Capital Corp.
  7.375%, due 09/27/10                                      5,000          5,507
Bombardier Capital, Inc., 144A
  6.125%, due 06/29/06                                     20,000         20,550

                                       42

                                                          FACE
                                                         AMOUNT        VALUE
                                                       ----------   ------------
Bristol Myers Squibb Co.
  5.750%, due 10/01/11                                 $   15,000   $     14,924
Burlington Northern Santa Fe Corp.
  7.082%, due 05/13/29                                     15,000         15,330
Capital One Bank
  6.875%, due 02/01/06                                     10,000          9,884
Cendant Corp.
  6.875%, due 08/15/06                                     40,000         40,230
Centex Corp.
  7.875%, due 02/01/11                                     10,000         10,879
Cingular Wireless, 144A
  6.500%, due 12/15/11                                      5,000          4,656
Citigroup, Inc.
  7.250%, due 10/01/10                                     40,000         43,540
Citizens Communications Co.
  9.250%, due 05/15/11                                     10,000          9,494
Coca Cola Co.
  4.000%, due 06/01/05                                     10,000         10,100
Comcast Cable Communications
  6.750%, due 01/30/11                                     25,000         22,330
Commonwealth Edison Co., 144A
  6.150%, due 03/15/12                                      5,000          5,145
Consolidated Edison, Inc.
  7.500%, due 09/01/10                                     40,000         44,285
Continental Airlines, Inc., E.E.T.C.
  6.320%, due 11/01/08                                     10,000         10,100
Coors Brewing Co., 144A
  6.375%, due 05/15/12                                     10,000         10,290
Countrywide Home Loan
  5.500%, due 02/01/07                                     15,000         15,268
Credit Suisse First Boston USA, Inc.
  5.750%, due 04/15/07                                     15,000         15,346
DaimlerChrysler NA Holdings
  8.500%, due 01/18/31                                      5,000          5,528
Delta Airlines, Inc. 00-1, E.E.T.C.
  7.570%, due 11/18/10                                     20,000         21,457
Devon Financing Corp., ULC
  6.875%, due 09/30/11                                     10,000         10,414
Dominion Resources, Inc., Class B
  7.625%, due 07/15/05                                     40,000         43,370
Duke Energy Field Services, LLC
  6.875%, due 02/01/11                                      5,000          5,000
  7.875%, due 08/16/10                                     10,000         10,613
El Paso Energy Corp.
  7.800%, due 08/01/31                                      5,000          4,680
EOP Operating LP
  7.000%, due 07/15/11                                     15,000         15,758
  7.875%, due 07/15/31                                     10,000         10,272
Erac U.S.A. Finance Co., 144A
  8.000%, due 01/15/11                                     20,000         21,706
First Data Corp.
  5.625%, due 11/01/11                                     20,000         19,919
First Energy Corp.
  6.450%, due 11/15/11                                     20,000         19,418
First Union National Bank
  7.800%, due 08/18/10                                     25,000         27,982
FleetBoston Financial Corp.
  7.375%, due 12/01/09                                     10,000         10,851
Ford Motor Co.
  7.450%, due 07/16/31                                 $   10,000   $      9,308
Ford Motor Credit Co.
  5.800%, due 01/12/09                                     25,000         23,505
  6.875%, due 02/01/06                                     75,000         76,730
  7.375%, due 02/01/11                                     15,000         15,193
General Electric Capital Corp.
  6.750%, due 03/15/32                                     45,000         44,202
General Motors Acceptance Corp.
  6.125%, due 02/01/07                                     15,000         15,164
  6.875%, due 09/15/11                                     50,000         49,641
  8.000%, due 11/01/31                                     10,000         10,228
Goldman Sachs Group, Inc.
  6.875%, due 01/15/11                                     15,000         15,551
Harrah's Operating Co., Inc.
  7.125%, due 06/01/07                                     25,000         26,288
Household Finance Corp.
  6.750%, due 05/15/11                                     50,000         49,211
International Paper Co.
  6.750%, due 09/01/11                                     10,000         10,414
John Deere Capital Corp.
  7.000%, due 03/15/12                                     10,000         10,714
Kimberly Clark Corp., 144A
  4.500%, due 07/30/05                                     15,000         15,319
Kohl's Corp.
  6.300%, due 03/01/11                                      5,000          5,158
Kraft Foods, Inc.
  4.625%, due 11/01/06                                      5,000          4,981
  6.500%, due 11/01/31                                     15,000         14,843
Lehman Brothers Holdings, Inc.
  6.625%, due 01/18/12                                     10,000         10,140
Lincoln National Corp.
  6.200%, due 12/15/11                                     10,000         10,078
Mirant Americas Generation, Inc.
  7.625%, due 05/01/06                                     20,000         16,200
  9.125%, due 05/01/31                                      5,000          3,575
Morgan Stanley
  6.750%, due 04/15/11                                     20,000         20,574
News America Holdings, Inc.
  7.125%, due 04/08/28                                     20,000         18,139
Occidental Petroleum Corp.
  8.450%, due 02/15/29                                     10,000         11,711
Pepsi Bottling Holdings, 144A
  5.625%, due 02/17/09                                     10,000         10,161
Phillips Petroleum Co.
  8.500%, due 05/25/05                                     20,000         22,354
  8.750%, due 05/25/10                                      5,000          5,937
Praxair, Inc.
  6.375%, due 04/01/12                                     10,000         10,369
Progress Energy, Inc.
  7.000%, due 10/30/31                                     10,000          9,816
Pure Resources, Inc.
  7.125%, due 06/15/11                                     15,000         14,723
Qwest Capital Funding, Inc.
  7.900%, due 08/15/10                                     55,000         31,075
Rohm & Haas Co.
  7.850%, due 07/15/29                                      5,000          5,748
Safeway, Inc.
  7.250%, due 02/01/31                                      5,000          5,178

                                       43

                                                          FACE
                                                         AMOUNT        VALUE
                                                       ----------   ------------
SBC Communications, Inc.
  5.875%, due 02/01/12                                 $   15,000   $     14,977
Sempra Energy
  7.950%, due 03/01/10                                     20,000         21,321
Sprint Capital Corp.
  7.625%, due 01/30/11                                     15,000         11,935
Suntrust Banks, Inc.
  5.050%, due 07/01/07                                     10,000         10,103
Target Corp.
  7.000%, due 07/15/31                                     20,000         21,162
Telus Corp.
  8.000%, due 06/01/11                                     15,000         12,464
Transocean Sedco Forex, Inc.
  6.625%, due 04/15/11                                     25,000         25,742
Unilever Capital Corp.
  7.125%, due 11/01/10                                     15,000         16,531
Union Pacific Corp.
  6.700%, due 12/01/06                                     15,000         15,977
United Airlines, Inc., E.E.T.C.
  7.811%, due 10/01/09                                     29,456         25,702
United Technologies Corp.
  6.100%, due 05/15/12                                     10,000         10,358
US Bank NA, Minnesota
  6.375%, due 08/01/11                                      5,000          5,195
USA Education, Inc.
  5.625%, due 04/10/07                                     15,000         15,493
Valero Energy Corp.
  7.500%, due 04/15/32                                     10,000         10,034
Verizon Global Funding Corp.
  7.250%, due 12/01/10                                     10,000         10,096
  7.750%, due 12/01/30                                     15,000         14,466
Walt Disney Co.
  6.375%, due 03/01/12                                      5,000          5,093
Washington Mutual, Inc.
  5.625%, due 01/15/07                                     10,000         10,128
Wells Fargo Bank N.A.
  6.450%, due 02/01/11                                     35,000         36,581
Westinghouse Electric
  8.625%, due 08/01/12                                     15,000         17,645
Weyerhaeuser Co., 144A
  7.375%, due 03/15/32                                      5,000          5,075
Williams Cos, Inc.
  7.125%, due 09/01/11                                      5,000          4,049
Xcel Energy, Inc.
  7.000%, due 12/01/10                                     10,000          9,095
                                                                    ------------
                                                                       1,643,748
                                                                    ------------
U.S. GOVERNMENT AGENCY -- 1.25%
Fannie Mae Grantor Trust
  7.125%, due 01/15/30                                    210,000        235,160
  7.500%, due 06/25/30                                     73,534         77,891
  7.500%, due 12/25/41                                      8,473          8,991
                                                                    ------------
                                                                         322,042
                                                                    ------------
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES -- 10.76%
Fannie Mae, Grantor Trust, 01-T10, Class A2
  7.500%, due 06/19/41                                    143,969        151,229
Fannie Mae Whole Loan
  7.000%, due 09/25/41                                     86,830         90,582
Federal Home Loan Mortgage Corp.
  6.000%, due 10/01/29                                 $   33,851   $     34,072
  6.000%, due 03/01/32                                     22,754         22,735
  6.500%, due 02/01/29                                    193,329        197,503
Federal Home Loan Mortgage Corp., Gold
  6.500%, due 04/01/29                                    213,172        217,775
Federal National Mortgage Association
  6.000%, due 12/01/28                                     45,751         45,689
  6.000%, due 03/01/29                                     93,388         93,260
  6.500%, due 01/01/28                                    472,966        482,883
  6.500%, due 11/01/31                                    284,000        289,955
  7.000%, due 09/01/23                                    246,606        255,675
  7.500%, due 10/25/22                                     29,582         31,842
  7.500%, due 05/01/31                                     64,336         67,549
Government National Mortgage Association
  6.000%, due 11/20/28                                     44,303         44,090
  6.000%, due 02/20/29                                     94,131         93,679
  6.500%, due 10/15/28                                    113,027        115,544
  7.000%, due 04/15/26                                     91,161         94,843
  7.500%, due 02/15/27                                    410,091        433,095
                                                                    ------------
                                                                       2,762,000
                                                                    ------------
U.S. GOVERNMENT OBLIGATIONS -- 5.70%
U.S. Treasury Bond
  3.000%, due 02/29/04                                     55,000         55,320
  5.000%, due 08/15/11                                    185,000        187,569
U.S. Treasury Note
  3.625%, due 03/31/04                                    625,000        634,662
  4.375%, due 05/15/07                                    110,000        111,513
  5.625%, due 05/15/08                                    220,000        234,816
  6.250%, due 05/15/30                                     15,000         16,249
  7.500%, due 02/15/05                                    155,000        171,590
  8.000%, due 11/15/21                                     40,000         51,162
                                                                    ------------
                                                                       1,462,881
                                                                    ------------
Total Bonds (Cost $7,503,263)                                          7,611,422
                                                                    ------------

                                                         SHARES
                                                       ----------
SHORT-TERM INVESTMENTS -- 11.61%
OTHER -- 11.22%
UBS Supplementary Trust
  U.S. Cash Management Prime Fund                       2,881,099      2,881,099
                                                                    ------------

                                                          FACE
                                                         AMOUNT
                                                       ----------
U.S. GOVERNMENT OBLIGATIONS -- 0.39%
U.S. Treasury Bill, due 08/08/02 (c)                   $  100,000         99,824
                                                                    ------------
Total Short-Term Investments
  (Cost $2,980,910)                                                    2,980,923
                                                                    ------------
Total Investments
  (Cost $26,195,304) -- 99.79% (a)                                    25,615,923

Cash and other assets,
  less liabilities -- 0.21%                                               53,020
                                                                    ------------
Net Assets-- 100%                                                   $ 25,668,943
                                                                    ============

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $26,653,553; and net unrealized depreciation consisted of:

             Gross unrealized appreciation                          $    807,723
             Gross unrealized depreciation                            (1,845,353)
                                                                    ------------
                      Net unrealized depreciation                   $ (1,037,630)
                                                                    ============

(b) Non-income producing security.
(c) Held as collateral for open financial futures.

%   Represents a percentage of net assets.

E.E.T.C.: Enhanced Equipment Trust Certificate

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2002, the value of these securities amounted to $223,917 or 0.87% of net assets.

FUTURES CONTRACTS
UBS U.S. Balanced Fund had the following open futures contracts as of June 30, 2002:

                                                                    EXPIRATION                      CURRENT      UNREALIZED
                                                                      DATE             COST          VALUE       GAIN/LOSS
                                                                ----------------   ------------   -----------   ------------
U.S. TREASURY NOTE FUTURES BUY CONTRACTS
5 Year U.S. Treasury Notes, 13 contracts                         September 2002    $  1,383,669   $ 1,396,484   $     12,815

INDEX FUTURES BUY CONTRACTS
Standard & Poor's 500, 2 contracts                               September 2002         510,664       495,050        (15,614)
                                                                                                                ------------
     Total net unrealized loss on Futures Contracts                                                             $     (2,799)
                                                                                                                ============

The aggregate market value of investments pledged to cover margin requirements for the open futures positions at June 30, 2002 was $99,824.

                 See accompanying notes to financial statements.

UBS U.S. EQUITY FUND

For the fiscal year ended June 30, 2002, the UBS U.S. Equity Fund (Class Y shares) outperformed its benchmark in a challenging market, losing 8.17% to the Wilshire 5000 Index's drop of 16.62%. The Fund (Class Y) has outperformed its benchmark since its February 28, 1994 performance inception, gaining 11.03% to the Wilshire 5000 Index's positive 10.50%. Returns for all share classes over various time periods are shown in "Total Return" on the next page. Please note those returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund relied on careful sector and individual stock selection, a low beta, and an exposure to value-style investing measures to achieve strong relative performance in a weak, volatile U.S. equity market.

The year began with a weak recovery. The markets plunged in the wake of September 11 and then rebounded sharply in the fourth quarter of 2001, only to fall again on news of corporate accounting scandals and economic indicators that appeared positive one moment and negative the next. Major market indices ended the year down; the S&P 500, a broad measure of U.S. equity performance, lost 17.99% for the year ended June 30, 2002.

During the period the Federal Reserve lowered the Fed Fund rate -- the target rate at which banks borrow money from each other -- to a forty-year low of 1.75%. They then maintained that level through multiple Fed meetings. The low rate spurred car financing and mortgage refinancing and increased consumer confidence, which was widely credited with creating whatever recovery the economy showed. That same confidence, however, was sorely lacking in investors, who were shaken by the news of accounting mistakes and accusations of outright fraud at such companies as Enron and WorldCom.

We credit the Fund's sector selection for part of its relative outperformance. The Fund benefited from overweights in healthcare and pharmaceuticals, where key holdings included Cephalon, Abbott Laboratories, Baxter International, and Johnson & Johnson. In general we are interested in companies with strong developmental pipelines in these sectors. For example, Remicade, a Johnson & Johnson drug for rheumatoid arthritis, holds the potential for increasing future earnings.

The Fund also profited from an overweight to the financial services sector, where holdings included Citigroup, Morgan Stanley, JPMorgan Chase, and Wells Fargo. We find decent growth and very attractive valuations and return on equity from this sector. Our Wells Fargo holding, for instance, has attractive revenue growth, which we believe will continue at more than 10% annually. The company enjoys solid credit quality, improving customer quality, and stabilizing commercial quality, with strong reserve levels and good loan portfolio diversification.

We have an overweight in utilities, where one of our favorite names is Sempra Energy. This company's common share price level has reflected investor concern with the ability of Sempra subsidiary San Diego Gas & Electric (SDG&E) to obtain electricity at favorable prices. Power prices have since declined to levels that are well below SDG&E's fixed tariffs, thereby, we believe, alleviating any near-term risk to Sempra's cash flow. In general we see this sector as one with excellent price/value ratios.

The Fund's final overweight is to transportation, which we also feel has contributed to our relative outperformance. We have reduced exposure to retailing, computer hardware, and energy.

Going forward, we hope that the market's fundamental soundness will become more apparent as the current round of corporate accounting and fraud scandals fades from view. Barring a major crisis in consumer confidence, we hope to see a return to capital spending contributing to stronger overall markets. We think that investors have become overly pessimistic, and that to the extent that the market overreacts to problems, investors will see new opportunities to put money to work. We continue to position the Fund to take advantage of these opportunities as they arise.

TOTAL RETURN

                                                      6 MONTHS      1 YEAR    3 YEARS    5 YEARS    INCEPTION*
                                                       ENDED        ENDED      ENDED      ENDED        TO
                                                      6/30/02      6/30/02    6/30/02    6/30/02     6/30/02
------------------------------------------------------------------------------------------------------------------
UBS U.S. EQUITY FUND CLASS A                           -7.62%       -8.41%     -5.70%      3.10%       3.10%
------------------------------------------------------------------------------------------------------------------
UBS U.S. EQUITY FUND CLASS B                           -7.96          N/A        N/A        N/A       -1.39
------------------------------------------------------------------------------------------------------------------
UBS U.S. EQUITY FUND CLASS C                           -7.96          N/A        N/A        N/A       -4.18
------------------------------------------------------------------------------------------------------------------
UBS U.S. EQUITY FUND CLASS Y                           -7.50        -8.17      -5.45       3.42       11.03
------------------------------------------------------------------------------------------------------------------
UBS U.S. EQUITY FUND CLASS A+                         -12.71       -13.45      -7.46       1.94        1.94
------------------------------------------------------------------------------------------------------------------
UBS U.S. EQUITY FUND CLASS B+                         -12.56          N/A        N/A        N/A       -6.09
------------------------------------------------------------------------------------------------------------------
UBS U.S. EQUITY FUND CLASS C+                          -9.78          N/A        N/A        N/A       -6.03
------------------------------------------------------------------------------------------------------------------
Wilshire 5000 Equity Index                            -11.77       -16.62      -8.22       3.56       10.50
------------------------------------------------------------------------------------------------------------------

* INCEPTION DATE OF UBS U.S. EQUITY FUND CLASS A (FORMERLY CLASS N) IS 6/30/97. INCEPTION DATES OF CLASS B AND CLASS C ARE 11/05/01 AND 11/13/01, RESPECTIVELY. INCEPTION DATE OF CLASS Y (FORMERLY CLASS I) IS 2/22/94. INCEPTION RETURN FOR THE INDEX IS AS OF THE NEAREST MONTH-END OF INCEPTION OF THE OLDEST SHARE CLASS: 2/28/94.
+   RETURNS INCLUDE SALES CHARGES.

TOTAL RETURN INCLUDES REINVESTMENT OF ALL CAPITAL GAIN AND INCOME DISTRIBUTIONS. TOTAL RETURN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
ALL TOTAL RETURNS IN EXCESS OF 1 YEAR REPRESENT AVERAGE ANNUALIZED RETURNS.
ALL TOTAL RETURNS LESS THAN 1 YEAR ARE CUMULATIVE RETURNS.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $1,000,000

This chart shows the growth in the value of an investment in the UBSU.S. Equity Fund Class Y and the Wilshire 5000 Equity Index if you had invested $1,000,000 on February 28, 1994, and had reinvested all your income dividends and capital gain distributions through June 30, 2002. The performance of Class A, Class B and Class C shares will vary based upon the different inception dates, class specific expenses and sales charges. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

[CHART]

UBS U.S. EQUITY FUND CLASS Y VS. WILSHIRE 5000 EQUITY INDEX

Wealth Value with Dividends Reinvested

                UBS U.S. EQUITY
                 FUND CLASS Y            WILSHIRE 5000 EQUITY INDEX
                ---------------          --------------------------
     2/28/94   $       1,000,000             $        1,000,000
     3/31/94   $         942,000             $          954,720
     4/30/94   $         964,000             $          963,876
     5/31/94   $         984,000             $          973,322
     6/30/94   $         969,033             $          947,285
     7/31/94   $         991,125             $          975,401
     8/31/94   $       1,054,389             $        1,018,484
     9/30/94   $       1,018,238             $          998,766
    10/31/94   $       1,013,217             $        1,015,076
    11/30/94   $         978,071             $          977,904
    12/31/94   $         982,692             $          991,086
     1/31/95   $       1,003,017             $        1,012,504
     2/28/95   $       1,048,747             $        1,052,832
     3/31/95   $       1,075,169             $        1,080,584
     4/30/95   $       1,098,542             $        1,107,437
     5/31/95   $       1,139,191             $        1,144,946
     6/30/95   $       1,176,845             $        1,181,470
     7/31/95   $       1,218,693             $        1,230,087
     8/31/95   $       1,241,148             $        1,242,080
     9/30/95   $       1,288,099             $        1,289,453
    10/31/95   $       1,284,017             $        1,276,507
    11/30/95   $       1,357,506             $        1,330,593
    12/31/95   $       1,381,494             $        1,352,348
     1/31/96   $       1,438,138             $        1,388,577
     2/29/96   $       1,461,216             $        1,412,864
     3/31/96   $       1,488,489             $        1,428,320
     4/30/96   $       1,516,811             $        1,463,614
     5/31/96   $       1,540,937             $        1,503,629
     6/30/96   $       1,536,662             $        1,491,254
     7/31/96   $       1,462,936             $        1,410,801
     8/31/96   $       1,518,757             $        1,455,933
     9/30/96   $       1,587,217             $        1,533,447
    10/31/96   $       1,620,921             $        1,554,884
    11/30/96   $       1,733,616             $        1,657,895
    12/31/96   $       1,735,857             $        1,639,211
     1/31/97   $       1,798,916             $        1,726,958
     2/28/97   $       1,809,235             $        1,726,163
     3/31/97   $       1,749,615             $        1,649,815
     4/30/97   $       1,803,502             $        1,721,764
     5/31/97   $       1,935,354             $        1,843,751
     6/30/97   $       2,026,459             $        1,928,453
     7/31/97   $       2,181,545             $        2,076,712
     8/31/97   $       2,096,535             $        1,998,648
     9/30/97   $       2,190,735             $        2,116,589
    10/31/97   $       2,074,708             $        2,046,085
    11/30/97   $       2,116,064             $        2,113,074
    12/31/97   $       2,165,710             $        2,152,123
     1/31/98   $       2,180,493             $        2,163,810
     2/28/98   $       2,370,209             $        2,321,335
     3/31/98   $       2,506,951             $        2,437,518
     4/30/98   $       2,482,313             $        2,466,451
     5/31/98   $       2,446,588             $        2,400,819
     6/30/98   $       2,461,722             $        2,484,991
     7/31/98   $       2,399,901             $        2,430,545
     8/31/98   $       2,057,411             $        2,052,036
     9/30/98   $       2,207,019             $        2,186,075
    10/31/98   $       2,375,172             $        2,348,720
    11/30/98   $       2,474,086             $        2,496,618
    12/31/98   $       2,567,974             $        2,656,377
     1/31/99   $       2,550,880             $        2,754,025
     2/28/99   $       2,457,523             $        2,654,192
     3/31/99   $       2,537,731             $        2,756,617
     4/30/99   $       2,766,521             $        2,888,742
     5/31/99   $       2,732,334             $        2,825,507
     6/30/99   $       2,836,350             $        2,971,784
     7/31/99   $       2,717,508             $        2,876,508
     8/31/99   $       2,622,435             $        2,849,699
     9/30/99   $       2,432,289             $        2,775,237
    10/31/99   $       2,433,609             $        2,951,728
    11/30/99   $       2,448,134             $        3,050,581
    12/31/99   $       2,463,992             $        3,282,215
     1/31/00   $       2,298,456             $        3,145,980
     2/29/00   $       2,110,947             $        3,216,441
     3/31/00   $       2,320,430             $        3,407,484
     4/30/00   $       2,412,720             $        3,229,951
     5/31/00   $       2,433,229             $        3,117,145
     6/30/00   $       2,354,123             $        3,254,586
     7/31/00   $       2,362,913             $        3,188,235
     8/31/00   $       2,513,799             $        3,419,691
     9/30/00   $       2,427,369             $        3,260,122
    10/31/00   $       2,509,404             $        3,190,847
    11/30/00   $       2,446,413             $        2,873,415
    12/31/00   $       2,543,689             $        2,924,648
     1/31/01   $       2,662,113             $        3,036,674
     2/28/01   $       2,561,534             $        2,748,652
     3/31/01   $       2,446,354             $        2,563,615
     4/30/01   $       2,581,001             $        2,774,590
     5/31/01   $       2,652,380             $        2,802,217
     6/30/01   $       2,610,252             $        2,755,257
     7/31/01   $       2,592,385             $        2,709,771
     8/31/01   $       2,496,551             $        2,545,773
     9/30/01   $       2,277,271             $        2,317,084
    10/31/01   $       2,324,375             $        2,376,023
    11/30/01   $       2,529,037             $        2,557,734
    12/31/01   $       2,591,338             $        2,603,697
     1/31/02   $       2,589,634             $        2,571,367
     2/28/02   $       2,570,894             $        2,518,520
     3/31/02   $       2,679,931             $        2,628,743
     4/30/02   $       2,604,968             $        2,500,395
     5/31/02   $       2,574,301             $        2,470,987
     6/30/02   $       2,397,115             $        2,297,292

2/28/94 = $1,000,000

FUND RETURNS ARE NET OF ALL FEES AND COSTS, WHILE THE INDEX RETURNS ARE BASED SOLELY ON MARKET RETURNS WITHOUT DEDUCTION FOR FEES OR TRANSACTION COSTS FOR REBALANCING.

TOP TEN EQUITY HOLDINGS

AS OF JUNE 30, 2002

                                                           PERCENTAGE OF
                                                            NET ASSETS
-------------------------------------------------------------------------
Wells Fargo & Co.                                              3.3%
Burlington Northern Santa Fe Corp.                             3.1
Citigroup, Inc.                                                3.0
Microsoft Corp.                                                2.7
GreenPoint Financial Corp.                                     2.6
Masco Corp.                                                    2.5
Wyeth, Inc.                                                    2.4
United Health Group, Inc.                                      2.3
Johnson & Johnson                                              2.3
Allergan, Inc.                                                 2.3
-------------------------------------------------------------------------
Total                                                         26.5%

                                                         SHARES         VALUE
                                                       ----------   ------------
U.S. EQUITIES -- 98.01%
AUTOS/DURABLES -- 1.63%
Johnson Controls, Inc.                                      9,400   $    767,134
W.W. Grainger, Inc.                                        17,800        891,780
                                                                    ------------
                                                                       1,658,914
                                                                    ------------
BANKS -- 11.24%
Citigroup, Inc.                                            79,561      3,082,989
FleetBoston Financial Corp.                                40,955      1,324,894
GreenPoint Financial Corp.                                 53,200      2,612,120
PNC Financial Services Group                               21,000      1,097,880
Wells Fargo & Co.                                          66,100      3,308,966
                                                                    ------------
                                                                      11,426,849
                                                                    ------------
BROADCASTING & PUBLISHING -- 2.72%
McGraw-Hill Cos., Inc.                                     12,000        716,400
Viacom, Inc.                                               46,100      2,045,457
                                                                    ------------
                                                                       2,761,857
                                                                    ------------
CAPITAL GOODS -- 3.55%
Illinois Tool Works, Inc.                                  33,700      2,301,710
Pentair, Inc.                                              27,300      1,312,584
                                                                    ------------
                                                                       3,614,294
                                                                    ------------
CHEMICALS -- 4.99%
Dow Chemical Co.                                           32,700      1,124,226
Eastman Chemical Co.                                       17,150        804,335
Exxon Mobil Corp.                                          46,400      1,898,688
IMC Global, Inc.                                           54,900        686,250
Waters Corp.                                               21,200        566,040
                                                                    ------------
                                                                       5,079,539
                                                                    ------------
COMPUTER SOFTWARE -- 3.17%
BEA Systems, Inc. (b)                                      44,800        426,048
Microsoft Corp. (b)                                        51,100      2,795,170
                                                                    ------------
                                                                       3,221,218
                                                                    ------------
COMPUTER SYSTEMS -- 2.43%
Electronic Data Systems Corp.                              42,300      1,571,445
Hewlett-Packard Co.                                        59,088        902,865
                                                                    ------------
                                                                       2,474,310
                                                                    ------------
CONSTRUCTION -- 1.23%
Martin Marietta Materials, Inc.                            32,007      1,248,273
                                                                    ------------
CONSUMER -- 0.89%
Kimberly-Clark Corp.                                       14,650        908,300
                                                                    ------------
ELECTRIC COMPONENTS -- 2.51%
Advanced Micro Devices, Inc.                               45,300        440,316
Intel Corp.                                                60,200      1,099,854
Texas Instruments, Inc.                                    42,900      1,016,730
                                                                    ------------
                                                                       2,556,900
                                                                    ------------
ENERGY -- 6.18%
Conoco, Inc.                                               41,600      1,156,480
Exelon Corp.                                               27,800      1,453,940
FirstEnergy Corp.                                          48,545      1,620,432
Kerr-McGee Corp.                                            9,500        508,725
Progress Energy, Inc.                                      20,500      1,066,205
Sempra Energy                                              21,700        480,221
                                                                    ------------
                                                                       6,286,003
                                                                    ------------
FINANCIAL SERVICES -- 10.69%
American International Group, Inc.                         31,759   $  2,166,917
Anthem Insurance (b)                                       20,000      1,349,600
Freddie Mac                                                37,000      2,264,400
JP Morgan Chase & Co.                                      48,900      1,658,688
Morgan Stanley                                             32,200      1,387,176
The Hartford Financial Services Group                      13,000        773,110
U.S. Bancorp                                               54,400      1,270,240
                                                                    ------------
                                                                      10,870,131
                                                                    ------------
HEALTH: DRUGS -- 9.62%
Abbott Laboratories, Inc.                                  47,450      1,786,492
Allergan, Inc.                                             35,300      2,356,275
Bristol-Myers Squibb Co.                                   23,900        614,230
Cephalon, Inc. (b)                                         22,700      1,026,040
SICOR, Inc. (b)                                            82,900      1,536,966
Wyeth, Inc.                                                48,200      2,467,840
                                                                    ------------
                                                                       9,787,843
                                                                    ------------
HEALTH: NON-DRUGS -- 7.10%
Baxter International, Inc.                                 22,500      1,000,125
Beckman Coulter, Inc.                                      28,900      1,442,110
Johnson & Johnson                                          45,644      2,385,355
United Health Group, Inc.                                  26,100      2,389,455
                                                                    ------------
                                                                       7,217,045
                                                                    ------------
HOUSING/PAPER -- 2.82%
American Standard Companies,  Inc. (b)                     22,400      1,682,240
Kroger Co. (b)                                             59,800      1,190,020
                                                                    ------------
                                                                       2,872,260
                                                                    ------------
INDUSTRIAL COMPONENTS -- 1.21%
Ingersoll-Rand Co.                                         26,900      1,228,254
                                                                    ------------
INTERNET SERVICES -- 0.08%
Sapient Corp.                                              75,400         79,924
                                                                    ------------
METALS-NON-FERROUS -- 2.47%
Masco Corp.                                                92,800      2,515,808
                                                                    ------------
RECREATION -- 1.03%
Royal Caribbean Cruises Ltd.                               53,500      1,043,250
                                                                    ------------
RETAIL/APPAREL -- 4.92%
Costco Wholesale Corp. (b)                                 39,300      1,517,766
Newell Rubbermaid, Inc.                                    52,300      1,833,638
RadioShack Corp.                                           30,200        907,812
TJX Companies, Inc.                                        37,800        741,258
                                                                    ------------
                                                                       5,000,474
                                                                    ------------
SERVICES/MISCELLANEOUS -- 6.34%
AOL Time Warner, Inc. (b)                                  32,600        479,546
Computer Sciences Corp.                                    11,300        540,140
First Data Corp.                                           19,660        731,352
Household International, Inc.                              33,300      1,655,010
MeadWestvaco Corp.                                         26,000        872,560
Omnicom Group                                              32,000      1,465,600
Viad Corp.                                                 27,150        705,900
                                                                    ------------
                                                                       6,450,108
                                                                    ------------
TECHNOLOGY -- 1.69%
United Technologies Corp.                                  25,300      1,717,870
                                                                    ------------

                                       49

                                                         SHARES         VALUE
                                                       ----------   ------------
TELECOMMUNICATIONS-SERVICES -- 3.38%
Motorola, Inc.                                             78,223   $  1,127,976
Nextel Communications, Inc.                               315,100      1,011,471
SBC Communications, Inc.                                   42,500      1,296,250
                                                                    ------------
                                                                       3,435,697
                                                                    ------------
TEXTILES AND APPAREL -- 0.36%
CommScope, Inc.                                            29,300        366,250
                                                                    ------------
TRANSPORTATION -- 3.07%
Burlington Northern Santa Fe Corp.                        104,100      3,123,000
                                                                    ------------
UTILITIES -- 2.69%
CMS Energy Corp.                                           46,250        507,825
Consolidated Edison, Inc.                                  32,000      1,336,000
Entergy Corp.                                              20,900        886,996
                                                                    ------------
                                                                       2,730,821
                                                                    ------------
Total U.S. Equities (Cost $89,732,124)                                99,675,192
                                                                    ------------

SHORT-TERM INVESTMENTS -- 2.24%
OTHER -- 1.75%
UBS Supplementary Trust
  U.S. Cash Management Prime Fund                       1,775,539   $  1,775,539
                                                                    ------------

                                                          FACE
                                                         AMOUNT
                                                       ----------
U.S. GOVERNMENT OBLIGATIONS -- 0.49%
U.S. Treasury Bill, due  08/08/02 (c)                  $  500,000        499,120
                                                                    ------------
Total Short-Term Investments
  (Cost $2,274,594)                                                    2,274,659
                                                                    ------------
Total Investments
  (Cost $92,006,718) -- 100.25% (a)                                  101,949,851
Liabilities, less cash and
  other assets -- (0.25)%                                               (248,861)
                                                                    ------------
Net Assets -- 100%                                                  $101,700,990
                                                                    ============

NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $95,563,514; and net unrealized appreciation consisted of:

            Gross unrealized appreciation              $  16,286,640
            Gross unrealized depreciation                 (9,900,303)
                                                       -------------
                     Net unrealized appreciation       $   6,386,337
                                                       =============

(b) Non-income producing security.
(c) Held as collateral for open financial futures.

%   Represents a percentage of net assets.

FUTURES CONTRACTS
UBS U.S. Equity Fund had the following open futures contracts as of June 30, 2002:

                                                                      EXPIRATION                        CURRENT       UNREALIZED
                                                                         DATE             COST           VALUE           LOSS
                                                                   ----------------   ------------   -------------   -----------
INDEX FUTURES BUY CONTRACTS
Standard & Poor's 500, 7 contracts                                  September 2002    $  1,804,212   $   1,732,675   $   (71,537)
                                                                                                                     ===========

The aggregate market value of investments pledged to cover margin requirements for the open futures positions at June 30, 2002 was $499,120.

                 See accompanying notes to financial statements.

UBS U.S. LARGE CAP EQUITY FUND

The UBS U.S. Large Cap Equity Fund (Class Y shares) outperformed its benchmark for the fiscal year ending June 30, 2002, dropping 10.73% to the S&P 500 Index loss of 17.99%. Since its April 30, 1998 performance inception, the UBS U.S. Large Cap Equity Fund (Class Y) has underperformed the S&P 500, losing 3.61% compared with the S&P 500's decline of 1.46%. Returns for all share classes over various time periods are shown in "Total Return" on the next page. Please note those returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The investment environment was challenging throughout the year, with a weak recovery and seemingly contradictory economic indicators playing havoc with investor expectations. The tragic events of September 11 caused a serious market slump, and though that was followed by a fourth-quarter rebound, corporate accounting problems and outright fraud soon brought the market down again. Rising unemployment, lower corporate profits, and shaky consumer confidence all characterized the period.

The Federal Reserve eased interest rates for the first part of the fiscal year and left them where they stood -- at 1.75%, the lowest rate in four decades -- during the second portion of the period. Low interest rates fueled aggressive new car financing and mortgage refinancing, which together combined to increase consumer confidence.

The Fund outperformed its benchmark, we believe, because of a combination of sector and stock selection. As the fiscal year ended, our largest overweights were in utilities, health care and pharmaceuticals, financial services, and transportation. We have also made significant investments during the review period in materials, capital goods, and information services.

We have avoided retail, computer hardware and software, telecommunications, and energy. Concern over consumer confidence is our reason for avoiding retail; we are watchful for the possibility that lower company profits may prompt further layoffs, weakening consumer spending. We are equally cautious in the telecommunications equipment sector, where a difficult environment for wireline equipment sales continues.

Wise stock selection within our overweighted categories contributed to Fund performance. Within the financial services sector, we have invested in Greenpoint Financial, a specialty finance company in New York State that recently announced its intention to exit the manufactured housing finance business. The manufactured housing business has long been the most glaring negative for this stock, so the company's planned change is good news. Its mortgage business -- and that of banks in general -- is robust, with generally strong credit quality.

Wells Fargo, another of our bank sector holdings, has also benefited from a strong mortgage market. The company enjoys solid credit quality, improving consumer quality, stabilizing commercial quality, good reserve levels, and loan portfolios that are among the best in the industry. We expect Wells Fargo's earnings growth per share to reach an annual 12% to 13%, in part because of their emphasis on cross-selling products. In general we feel that financial services will grow faster than gross domestic product, driven by intergenerational wealth transfer and the trend toward consolidation. This will give market leaders more pricing power and market share.

Our utility holdings include CMS Energy, Consolidated Edison, Entergy, Exelon, First Energy, and Progress Energy. We feel that the electric energy sector has excellent price/ value ratios.

The Fund has made key investments in the pharmaceutical sector, including Johnson & Johnson, Cephalon, Abbott Laboratories, and Baxter International. We feel that the overall aging of the American population, and the Baby Boomers in particular, will join increased research and development to benefit this sector. We are particularly interested in firms with strong research and development pipelines.

We are hopeful that the current round of corporate accounting and fraud scandals will fade, leaving a view of the market's fundamental soundness. Barring a major crisis in investor confidence, we hope to see stronger corporate profits and a return to capital spending. We believe that investors have become overly pessimistic, and that to the extent that the market overreacts to problems, investors will see new opportunities to put money to work. We continue to position the Fund to take advantage of these opportunities as they arise.

TOTAL RETURN

                                                      6 MONTHS      1 YEAR    3 YEARS    INCEPTION*
                                                       ENDED        ENDED      ENDED        TO
                                                      6/30/02      6/30/02    6/30/02     6/30/02
-------------------------------------------------------------------------------------------------------
UBS U.S. LARGE CAP EQUITY FUND CLASS A                 -9.19%      -10.89%     -8.92%     -3.86%
-------------------------------------------------------------------------------------------------------
UBS U.S. LARGE CAP EQUITY FUND CLASS B                 -9.69          N/A        N/A      -6.98
-------------------------------------------------------------------------------------------------------
UBS U.S. LARGE CAP EQUITY FUND CLASS C                   N/A          N/A        N/A      -9.22
-------------------------------------------------------------------------------------------------------
UBS U.S. LARGE CAP EQUITY FUND CLASS Y                 -9.13       -10.73       8.69      -3.61
-------------------------------------------------------------------------------------------------------
UBS U.S. LARGE CAP EQUITY FUND CLASS A+               -14.20       -15.80     -10.63      -5.13
-------------------------------------------------------------------------------------------------------
UBS U.S. LARGE CAP EQUITY FUND CLASS B+               -14.20          N/A        N/A     -11.61
-------------------------------------------------------------------------------------------------------
UBS U.S. LARGE CAP EQUITY FUND CLASS C+                  N/A          N/A        N/A     -11.02
-------------------------------------------------------------------------------------------------------
S&P 500 Index                                         -13.16       -17.99      -9.18      -1.46
-------------------------------------------------------------------------------------------------------

* INCEPTION DATE OF UBS U.S. LARGE CAP EQUITY FUND CLASS A (FORMERLY CLASS N) AND CLASS Y (FORMERLY CLASS I) IS 4/06/98. INCEPTION DATES OF CLASS B AND CLASS C ARE 11/28/01 AND 5/08/02, RESPECTIVELY. INCEPTION RETURN FOR THE INDEX IS AS OF THE NEXT MONTH-END OF INCEPTION OF THE OLDEST SHARE CLASS:
    4/30/98.
+   RETURNS INCLUDE SALES CHARGES.

TOTAL RETURN INCLUDES REINVESTMENT OF ALL CAPITAL GAIN AND INCOME DISTRIBUTIONS. TOTAL RETURN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
ALL TOTAL RETURNS IN EXCESS OF 1 YEAR ARE AVERAGE ANNUALIZED RETURNS.
ALL TOTAL RETURNS LESS THAN 1 YEAR ARE CUMULATIVE RETURNS.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $1,000,000

This chart shows the growth in the value of an investment in the UBS U.S. Large Cap Equity Fund Class Y, and the S&P 500 Index if you had invested $1,000,000 on April 30, 1998, and had reinvested all your income dividends and capital gain distributions through June 30, 2002. The performance of Class A, Class B and Class C shares will vary based upon the different inception dates, class specific expenses and sales charges. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

[CHART]

UBS U.S. LARGE CAP EQUITY FUND CLASS Y VS. S&P 500 INDEX

Wealth Value with Dividends Reinvested

               UBS U.S. LARGE CAP
               EQUITY FUND CLASS Y       S&P 500 INDEX
               -------------------       -------------
    4/30/98     $       1,000,000        $     1,000,000
    5/31/98     $         967,000        $       982,810
    6/30/98     $         981,675        $     1,022,732
    7/31/98     $         963,644        $     1,011,840
    8/31/98     $         836,427        $       865,548
    9/30/98     $         901,538        $       920,995
   10/31/98     $         967,651        $       995,909
   11/30/98     $       1,008,721        $     1,056,263
   12/31/98     $       1,040,705        $     1,117,132
    1/31/99     $       1,047,764        $     1,163,846
    2/28/99     $       1,014,485        $     1,127,677
    3/31/99     $       1,039,696        $     1,172,792
    4/30/99     $       1,128,439        $     1,218,210
    5/31/99     $       1,095,160        $     1,189,443
    6/30/99     $       1,124,414        $     1,255,453
    7/31/99     $       1,073,901        $     1,216,262
    8/31/99     $       1,042,583        $     1,210,249
    9/30/99     $         951,660        $     1,177,076
   10/31/99     $         948,630        $     1,251,561
   11/30/99     $         939,537        $     1,277,005
   12/31/99     $         925,720        $     1,352,230
    1/31/00     $         857,401        $     1,284,290
    2/29/00     $         774,280        $     1,259,977
    3/31/00     $         839,183        $     1,383,240
    4/30/00     $         869,926        $     1,341,634
    5/31/00     $         884,729        $     1,314,112
    6/30/00     $         855,097        $     1,346,507
    7/31/00     $         852,810        $     1,325,456
    8/31/00     $         914,542        $     1,407,782
    9/30/00     $         885,962        $     1,333,457
   10/31/00     $         932,833        $     1,327,821
   11/30/00     $         911,112        $     1,223,145
   12/31/00     $         945,879        $     1,229,131
    1/31/01     $         986,801        $     1,272,740
    2/28/01     $         955,232        $     1,156,692
    3/31/01     $         926,002        $     1,083,414
    4/30/01     $         954,063        $     1,167,606
    5/31/01     $         977,447        $     1,175,441
    6/30/01     $         958,733        $     1,146,831
    7/31/01     $         955,217        $     1,135,541
    8/31/01     $         918,884        $     1,064,454
    9/30/01     $         853,249        $       978,496
   10/31/01     $         859,109        $       997,155
   11/30/01     $         922,400        $     1,073,643
   12/31/01     $         941,828        $     1,083,049
    1/31/02     $         938,296        $     1,067,244
    2/28/02     $         930,055        $     1,046,662
    3/31/02     $         964,196        $     1,086,026
    4/30/02     $         930,055        $     1,020,183
    5/31/02     $         920,637        $     1,012,667
    6/30/02     $         855,886        $       940,525

4/30/98 = $1,000,000

FUND RETURNS ARE NET OF ALL FEES AND COSTS, WHILE THE INDEX RETURNS ARE BASED SOLELY ON MARKET RETURNS WITHOUT DEDUCTION FOR FEES OR TRANSACTION COSTS FOR REBALANCING.

TOP TEN EQUITY HOLDINGS

AS OF JUNE 30, 2002

                                      PERCENTAGE OF
                                       NET ASSETS
---------------------------------------------------
Wells Fargo & Co.                            4.2%
Masco Corp.                                  4.0
Illinois Tool Works, Inc.                    3.8
United Health Group, Inc.                    3.7
Freddie Mac                                  3.6
Wyeth, Inc.                                  3.4
Microsoft Corp.                              3.4
Burlington Northern Santa Fe Corp.           3.4
Citigroup, Inc.                              3.3
Newell Rubbermaid, Inc.                      3.0
---------------------------------------------------
Total                                       35.8%

UBS U.S. LARGE CAP EQUITY FUND -- SCHEDULE OF INVESTMENTS

JUNE 30, 2002

                                                         SHARES         VALUE
                                                       ----------   ------------
U.S. EQUITIES -- 96.84%
BANKS -- 11.32%
Citigroup, Inc.                                             2,696   $    104,470
FleetBoston Financial Corp.                                 2,085         67,450
PNC Financial Services Group                                1,000         52,280
Wells Fargo & Co.                                           2,600        130,156
                                                                    ------------
                                                                         354,356
                                                                    ------------
BROADCASTING & PUBLISHING -- 3.86%
McGraw-Hill Cos., Inc.                                        500         29,850
Viacom, Inc.                                                2,050         90,959
                                                                    ------------
                                                                         120,809
                                                                    ------------
CAPITAL GOODS -- 3.82%
Illinois Tool Works, Inc.                                   1,750        119,525
                                                                    ------------
CHEMICALS -- 4.07%
Dow Chemical Co.                                            1,150         39,537
Exxon Mobil Corp.                                           2,150         87,978
                                                                    ------------
                                                                         127,515
                                                                    ------------
COMPUTER SOFTWARE -- 3.41%
Microsoft Corp. (b)                                         1,950        106,665
                                                                    ------------
COMPUTER SYSTEMS -- 3.31%
Electronic Data Systems Corp.                               1,600         59,440
Hewlett-Packard Co.                                         2,892         44,190
                                                                    ------------
                                                                         103,630
                                                                    ------------
ELECTRIC COMPONENTS -- 2.87%
Intel Corp.                                                 2,200         40,194
Texas Instruments, Inc.                                     2,100         49,770
                                                                    ------------
                                                                          89,964
                                                                    ------------
ENERGY -- 8.02%
American Electric Power Co., Inc.                           1,010         40,420
Conoco, Inc.                                                2,300         63,940
FirstEnergy Corp.                                           1,900         63,422
Progress Energy, Inc.                                       1,600         83,216
                                                                    ------------
                                                                         250,998
                                                                    ------------
FINANCIAL SERVICES -- 10.87%
American International Group, Inc.                          1,142         77,919
Freddie Mac                                                 1,850        113,220
Hartford Financial Services Group (The)                       500         29,735
Morgan Stanley                                              1,500         64,620
U.S. Bancorp                                                2,350         54,872
                                                                    ------------
                                                                         340,366
                                                                    ------------
HEALTH: DRUGS -- 9.29%
Abbott Laboratories, Inc.                                   2,150         80,947
Allergan, Inc.                                              1,150         76,763
Bristol-Myers Squibb Co.                                    1,000         25,700
Wyeth, Inc.                                                 2,100        107,520
                                                                    ------------
                                                                         290,930
                                                                    ------------
HEALTH: NON-DRUGS -- 7.93%
Baxter International, Inc.                                    950   $     42,228
Johnson & Johnson                                           1,750         91,455
United Health Group, Inc.                                   1,250        114,437
                                                                    ------------
                                                                         248,120
                                                                    ------------
HOUSING/PAPER -- 1.30%
Kroger Co. (b)                                              2,050         40,795
                                                                    ------------
METALS-NON-FERROUS -- 4.03%
Masco Corp.                                                 4,650        126,061
                                                                    ------------
RETAIL/APPAREL -- 5.25%
Costco Wholesale Corp. (b)                                  1,800         69,516
Newell Rubbermaid, Inc.                                     2,700         94,662
                                                                    ------------
                                                                         164,178
                                                                    ------------
SERVICES/MISCELLANEOUS -- 5.29%
AOL Time Warner, Inc. (b)                                     900         13,239
First Data Corp.                                              900         33,480
Household International, Inc.                               1,150         57,155
Omnicom Group                                               1,350         61,830
                                                                    ------------
                                                                         165,704
                                                                    ------------
TECHNOLOGY -- 2.82%
United Technologies Corp.                                   1,300         88,270
                                                                    ------------
TELECOMMUNICATIONS-SERVICES -- 4.53%
Motorola, Inc.                                              2,850         41,097
Nextel Communications, Inc.                                13,300         42,693
SBC Communications, Inc.                                    1,900         57,950
                                                                    ------------
                                                                         141,740
                                                                    ------------
TRANSPORTATION -- 3.36%
Burlington Northern Santa Fe Corp.                          3,500        105,000
                                                                    ------------
UTILITIES -- 1.49%
Entergy Corp.                                               1,100         46,684
                                                                    ------------
Total U.S. Equities (Cost $3,271,321)                                  3,031,310
                                                                    ------------
SHORT-TERM INVESTMENTS -- 4.59%
INVESTMENT COMPANIES -- 2.52%
JPMorgan U.S. Government
  Money Market Fund                                        78,708         78,708
                                                                    ------------

                                                          FACE
                                                         AMOUNT
                                                         ------
U.S. GOVERNMENT OBLIGATIONS  2.07%
U.S. Treasury Bill, due 08/08/02                       $   65,000         64,885
                                                                    ------------
Total Short-Term Investments
  (Cost $143,585)                                                        143,593
                                                                    ------------

Total Investments
  (Cost $3,414,906) -- 101.43% (a)                                     3,174,903

Liabilities, less cash and
  other assets  (1.43)%                                                  (44,619)
                                                                    ------------
Net Assets -- 100%                                                  $  3,130,284
                                                                    ============

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $3,477,201; and net unrealized depreciation consisted of:

            Gross unrealized appreciation                           $    104,062
            Gross unrealized depreciation                               (406,360)
                                                                    ------------
                     Net unrealized depreciation                    $   (302,298)
                                                                    ============

(b) Non-income producing security.

%   Represents a percentage of net assets.

                 See accompanying notes to financial statements.

UBS U.S. LARGE CAP GROWTH FUND

For the fiscal year ended June 30, 2002, the UBS U.S. Large Cap Growth Fund (Class Y Shares) underperformed its benchmark, the Russell 1000 Growth Index, losing 27.61%. The benchmark lost 26.49% during the same period. Since the Fund's (Class Y) October 31, 1997 performance inception date, it has returned a negative 3.33% to the benchmark's drop of 4.98%. Returns for all share classes over various time periods are shown in "Total Return" on the next page. Please note those returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's loss for this fiscal year occurred during a challenging period in the U.S. equities market. The recession that ended the longest economic expansion in American history was weak, with economic indicators sometimes negative and sometimes encouraging. The market plunged after the events of September 11 and, despite a year-end rebound, stayed largely negative throughout the reporting period. Corporate accounting and fraud scandals also rocked the equities market as a whole. The S&P 500 Index ended the fiscal year down 17.99%.

The period began poorly for large cap growth stocks, with the technology and telecommunications stocks that make up a significant portion of this area in a continuation of their downward slide. In the third quarter of the fiscal year -- the first quarter of calendar 2002 -- large cap growth stocks closed slightly better, though the telecommunications sector was again the weakest performer.

The last quarter of the fiscal year, however, showed a dramatic downturn in all segments of the growth market, and indeed in all parts of the S&P 500. The Russell 1000 lost 18.70% for the quarter; the S&P 500 lost 13.40%. Healthcare joined technology and telecommunications as the worst final-quarter growth performers, while consumer staples, energy, and financials made a somewhat better showing.

Why did growth stocks lose so much more than the overall market? The major reason, we believe, is that they had more to correct than did the rest of the market -- not only their valuations, which had risen significantly during the late 1990s, but also overly optimistic Wall Street earnings expectations.

We believe that investors' fear and lack of trust is contributing to a market bottom, not only for growth stocks but for the market as a whole. We continue to find attractive opportunities in many market segments. One such opportunity is among companies, such as Ebay and Amazon.com, that survived the Internet meltdown with working business models. Another is in the re-emergence of large global franchise companies, which may respond well to the weakening dollar and improving opportunities for domestic growth. Finally, the massive corrections in major health care and biotechnology companies offers opportunities we have not seen in ten years. We feel that the aging of the U.S. population -- and the Baby Boomers in particular -- will lead to a high demand for health care services, even in the face of government regulatory pressure.

While recognizing these opportunities, however, we are also keenly aware that it will not be easy to find assured growth stocks in today's market. We currently hold stocks with consensus earnings growth expectations of 17% per year for the next five years. The recent earnings collapse may make this possible, but we think it is more likely that the market will discount growth rates between 10% and 12%. We hope to find companies offering this kind of growth in every sector, in niches that can be defended against competition and oversupply, and possibly in somewhat smaller companies than we have seen in the past. The shortage of assured growth in today's environment will likely make commitment to such companies particularly rewarding.

TOTAL RETURN

                                                      6 MONTHS      1 YEAR    3 YEARS    INCEPTION*
                                                       ENDED        ENDED      ENDED        TO
                                                      6/30/02      6/30/02    6/30/02     6/30/02
------------------------------------------------------------------------------------------------------
UBS U.S. LARGE CAP GROWTH FUND CLASS A                -20.35%      -27.89%    -16.70%    -10.53%
------------------------------------------------------------------------------------------------------
UBS U.S. LARGE CAP GROWTH FUND CLASS B                -20.60          N/A        N/A     -18.61
------------------------------------------------------------------------------------------------------
UBS U.S. LARGE CAP GROWTH FUND CLASS C                -20.72          N/A        N/A     -21.91
------------------------------------------------------------------------------------------------------
UBS U.S. LARGE CAP GROWTH FUND CLASS Y                -20.22       -27.61     -16.40      -3.33
------------------------------------------------------------------------------------------------------
UBS U.S. LARGE CAP GROWTH FUND CLASS A+               -24.76       -31.87     -18.26     -11.96
------------------------------------------------------------------------------------------------------
UBS U.S. LARGE CAP GROWTH FUND CLASS B+               -24.57          N/A        N/A     -22.65
------------------------------------------------------------------------------------------------------
UBS U.S. LARGE CAP GROWTH FUND CLASS C+               -22.30          N/A        N/A     -23.44
------------------------------------------------------------------------------------------------------
Russell 1000 Growth Index                             -20.78       -26.49     -19.99      -4.98
------------------------------------------------------------------------------------------------------

* INCEPTION DATE OF UBS U.S. LARGE CAP GROWTH FUND CLASS A (FORMERLY CLASS N) IS 12/31/98. INCEPTION DATES OF CLASS B AND CLASS C ARE 11/07/01 AND 11/19/01, RESPECTIVELY. INCEPTION DATE OF CLASS Y (FORMERLY CLASS I) IS 10/14/97. INCEPTION RETURN FOR THE INDEX IS AS OF THE NEXT MONTH-END OF INCEPTION OF THE OLDEST SHARE CLASS: 10/31/97.
+   RETURNS INCLUDE SALES CHARGES.

TOTAL RETURN INCLUDES REINVESTMENT OF ALL CAPITAL GAIN AND INCOME DISTRIBUTIONS. TOTAL RETURN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
ALL TOTAL RETURNS IN EXCESS OF 1 YEAR ARE AVERAGE ANNUALIZED RETURNS.
ALL TOTAL RETURNS LESS THAN 1 YEAR ARE CUMULATIVE RETURNS.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $1,000,000

This chart shows the growth in the value of an investment in the UBS U.S. Large Cap Growth Fund Class Y and the Russell 1000 Growth Index if you had invested $1,000,000 on October 31, 1997, and had reinvested all your income dividends and capital gain distributions through June 30, 2002. The performance of Class A, Class B and Class C shares will vary based upon the different inception dates, class specific expenses and sales charges. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

[CHART]

UBS U.S. LARGE CAP GROWTH FUND CLASS Y VS. RUSSELL 1000 GROWTH INDEX

Wealth Value with Dividends Reinvested

                 UBS U.S. LARGE CAP
                 GROWTH FUND CLASS Y       RUSSELL 1000 GROWTH INDEX
                 -------------------       -------------------------
   10/31/97        $      1,000,000            $       1,000,000
   11/30/97        $        974,700            $       1,042,475
   12/31/97        $        994,457            $       1,054,153
    1/31/98        $        987,141            $       1,085,674
    2/28/98        $      1,044,772            $       1,167,341
    3/31/98        $      1,085,865            $       1,213,876
    4/30/98        $      1,107,113            $       1,230,673
    5/31/98        $      1,082,758            $       1,195,752
    6/30/98        $      1,125,054            $       1,268,987
    7/31/98        $      1,120,944            $       1,260,587
    8/31/98        $        931,915            $       1,071,403
    9/30/98        $        982,549            $       1,153,705
   10/31/98        $      1,080,574            $       1,246,431
   11/30/98        $      1,158,653            $       1,341,241
   12/31/98        $      1,242,076            $       1,462,180
    1/31/99        $      1,320,754            $       1,548,037
    2/28/99        $      1,263,057            $       1,477,318
    3/31/99        $      1,324,951            $       1,555,122
    4/30/99        $      1,374,256            $       1,557,111
    5/31/99        $      1,357,471            $       1,509,256
    6/30/99        $      1,459,229            $       1,614,972
    7/31/99        $      1,399,433            $       1,563,647
    8/31/99        $      1,398,384            $       1,589,195
    9/30/99        $      1,351,177            $       1,555,811
   10/31/99        $      1,425,659            $       1,673,303
   11/30/99        $      1,498,044            $       1,763,584
   12/31/99        $      1,648,623            $       1,947,011
    1/31/00        $      1,584,653            $       1,855,718
    2/29/00        $      1,657,601            $       1,946,436
    3/31/00        $      1,766,461            $       2,085,754
    4/30/00        $      1,718,204            $       1,986,504
    5/31/00        $      1,650,867            $       1,886,489
    6/30/00        $      1,714,837            $       2,029,462
    7/31/00        $      1,673,313            $       1,944,844
    8/31/00        $      1,769,828            $       2,120,950
    9/30/00        $      1,610,465            $       1,920,310
   10/31/00        $      1,579,042            $       1,829,460
   11/30/00        $      1,406,211            $       1,559,783
   12/31/00        $      1,383,265            $       1,510,417
    1/31/01        $      1,459,240            $       1,614,769
    2/28/01        $      1,245,725            $       1,340,631
    3/31/01        $      1,114,734            $       1,194,734
    4/30/01        $      1,233,936            $       1,345,855
    5/31/01        $      1,219,527            $       1,326,029
    6/30/01        $      1,177,609            $       1,295,329
    7/31/01        $      1,144,862            $       1,262,949
    8/31/01        $      1,047,928            $       1,159,696
    9/30/01        $        941,826            $       1,043,889
   10/31/01        $        987,672            $       1,098,662
   11/30/01        $      1,080,676            $       1,204,206
   12/31/01        $      1,068,546            $       1,201,946
    1/31/02        $      1,046,148            $       1,180,714
    2/28/02        $        998,715            $       1,131,715
    3/31/02        $      1,032,972            $       1,170,847
    4/30/02        $        952,600            $       1,075,293
    5/31/02        $        932,837            $       1,049,297
    6/30/02        $        852,465            $         952,215

10/31/97 = $1,000,000

FUND RETURNS ARE NET OF ALL FEES AND COSTS, WHILE THE INDEX RETURNS ARE BASED SOLELY ON MARKET RETURNS WITHOUT DEDUCTION FOR FEES OR TRANSACTION COSTS FOR REBALANCING.

TOP TEN EQUITY HOLDINGS

AS OF JUNE 30, 2002

                                    PERCENTAGE OF
                                     NET ASSETS
---------------------------------------------------
Microsoft Corp.                         4.8%
General Electric Co.                    4.3
Pfizer, Inc.                            3.7
Wal-Mart Stores, Inc.                   3.3
Johnson & Johnson Co.                   3.1
Intel Corp.                             2.7
Coca-Cola Co.                           2.6
Wyeth, Inc.                             2.5
Citigroup, Inc.                         2.4
Viacom, Inc.                            2.4
---------------------------------------------------
Total                                  31.8%

UBS U.S. LARGE CAP GROWTH FUND -- SCHEDULE OF INVESTMENTS

                                                         SHARES         VALUE
                                                       ----------   ------------
U.S. EQUITIES -- 97.36%
BANKS -- 4.72%
Citigroup, Inc.                                             2,583   $    100,091
Wells Fargo & Co.                                           1,900         95,114
                                                                    ------------
                                                                         195,205
                                                                    ------------
BIOMEDICAL -- 0.81%
Amgen, Inc. (b)                                               800         33,504
                                                                    ------------
BROADCASTING & PUBLISHING -- 3.64%
McGraw-Hill Cos., Inc.                                        850         50,745
Viacom, Inc.                                                2,246         99,655
                                                                    ------------
                                                                         150,400
                                                                    ------------
CAPITAL GOODS -- 0.99%
Illinois Tool Works, Inc.                                     600         40,980
                                                                    ------------
CHEMICALS -- 0.74%
Waters Corp.                                                1,150         30,705
                                                                    ------------
COMPUTER SOFTWARE -- 5.43%
Microsoft Corp. (b)                                         3,600        196,920
Oracle Corp. (b)                                            2,050         19,414
Veritas Software Corp. (b)                                    400          7,916
                                                                    ------------
                                                                         224,250
                                                                    ------------
COMPUTER SYSTEMS -- 3.44%
Dell Computer Corp. (b)                                     2,700         70,578
Electronic Data Systems Corp.                                 400         14,860
Hewlett-Packard Co.                                         2,308         35,266
International Business Machines Corp.                         300         21,600
                                                                    ------------
                                                                         142,304
                                                                    ------------
CONSUMER -- 0.74%
Philip Morris Companies, Inc.                                 700         30,576
                                                                    ------------
ELECTRIC COMPONENTS -- 7.68%
Agilent Technologies, Inc. (b)                              1,100         26,015
Applied Materials, Inc. (b)                                 2,550         48,501
Intel Corp.                                                 6,150        112,360
Micron Technology, Inc. (b)                                   750         15,165
Novellus Systems, Inc. (b)                                    650         22,100
Solectron Corp. (b)                                         3,600         22,140
Texas Instruments, Inc.                                     3,000         71,100
                                                                    ------------
                                                                         317,381
                                                                    ------------
ENERGY -- 4.48%
Anadarko Petroleum Corp.                                    1,350         66,555
Phillips Petroleum Co.                                        950         55,936
Schlumberger Ltd.                                           1,350         62,775
                                                                    ------------
                                                                         185,266
                                                                    ------------
FINANCIAL SERVICES -- 5.53%
American Express Co.                                          550         19,976
American International Group, Inc.                          1,137         77,578
Freddie Mac                                                 1,050         64,260
Morgan Stanley                                              1,550         66,774
                                                                    ------------
                                                                         228,588
                                                                    ------------
FOOD & HOUSE PRODUCTS -- 2.64%
Coca-Cola Co.                                               1,950        109,200
                                                                    ------------
HEALTH: DRUGS -- 10.97%
Abbott Laboratories, Inc.                                   1,650   $     62,122
Allergan, Inc.                                                750         50,063
Cephalon, Inc. (b)                                            800         36,160
Immunex Corp. (b)                                           1,400         31,276
Pfizer, Inc.                                                4,350        152,250
SICOR, Inc. (b)                                               900         16,686
Wyeth, Inc.                                                 2,050        104,960
                                                                    ------------
                                                                         453,517
                                                                    ------------
HEALTH: NON-DRUGS -- 11.26%
Baxter International, Inc.                                  1,800         80,010
Beckman Coulter, Inc.                                       1,150         57,385
Guidant Corp. (b)                                           1,700         51,391
Johnson & Johnson                                           2,422        126,574
Medtronic, Inc.                                             1,500         64,275
Wellpoint Health Networks (b)                               1,100         85,591
                                                                    ------------
                                                                         465,226
                                                                    ------------
HOUSING/PAPER -- 0.75%
Kroger Co. (b)                                              1,550         30,845
                                                                    ------------
INVESTMENT COMPANIES -- 0.49%
iShares Russell 1000 Growth Index Fund                        500         20,100
                                                                    ------------
METALS-NON-FERROUS -- 1.31%
Masco Corp.                                                 2,000         54,220
                                                                    ------------
MULTI-INDUSTRY -- 5.51%
General Electric Co.                                        6,150        178,657
Proctor & Gamble Co.                                          550         49,115
                                                                    ------------
                                                                         227,772
                                                                    ------------
NON-DURABLES -- 1.27%
Pepsi Bottling Group, Inc.                                  1,700         52,360
                                                                    ------------
RETAIL/APPAREL -- 8.09%
Newell Rubbermaid, Inc.                                     1,450         50,837
RadioShack Corp.                                            2,300         69,138
TJX Companies, Inc.                                         4,050         79,421
Wal-Mart Stores, Inc.                                       2,450        134,774
                                                                    ------------
                                                                         334,170
                                                                    ------------
SERVICES/MISCELLANEOUS -- 8.93%
Amazon.com, Inc. (b)                                        2,000         32,500
AOL Time Warner, Inc. (b)                                   4,850         71,343
Cendant Corp. (b)                                           2,800         44,464
eBay, Inc. (b)                                                550         33,891
First Data Corp.                                            1,700         63,240
Gemstar-TV Guide International, Inc. (b)                    1,650          8,894
Household International, Inc.                                 750         37,275
Omnicom Group                                                 650         29,770
Pitney Bowes, Inc.                                          1,200         47,664
                                                                    ------------
                                                                         369,041
                                                                    ------------
TECHNOLOGY -- 2.16%
Analog Devices, Inc. (b)                                    1,400         41,580
United Technologies Corp.                                     700         47,530
                                                                    ------------
                                                                          89,110
                                                                    ------------

                                       59

                                                         SHARES         VALUE
                                                       ----------   ------------
TELECOMMUNICATIONS EQUIPMENT -- 3.36%
Cisco Systems, Inc. (b)                                     6,500   $     90,675
QUALCOMM, Inc. (b)                                          1,750         48,108
                                                                    ------------
                                                                         138,783
                                                                    ------------
TELECOMMUNICATIONS SERVICES -- 2.42%
Echostar Communications Corp. (b)                           2,950         54,752
Motorola, Inc.                                              3,150         45,423
                                                                    ------------
                                                                         100,175
                                                                    ------------
Total U.S. Equities (Cost $5,254,315)                                  4,023,678
                                                                    ------------
SHORT-TERM INVESTMENTS -- 7.12%
INVESTMENT COMPANIES -- 7.12%
JPMorgan U.S. Government
  Money Market Fund
  (Cost $293,968)                                         293,968   $    293,968
                                                                    ------------
Total Investments
  (Cost $5,548,283) -- 104.48% (a)                                     4,317,646

Liabilities, less cash and
  other assets -- (4.48)%                                               (184,968)
                                                                    ------------
Net Assets -- 100%                                                  $  4,132,678
                                                                    ============

NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $5,912,676; and net unrealized depreciation consisted of:

            Gross unrealized appreciation                           $     72,949
            Gross unrealized depreciation                             (1,667,979)
                                                                    ------------
                     Net unrealized depreciation                    $ (1,595,030)
                                                                    ============

(b) Non-income producing security.

%   Represents a percentage of net assets.

                 See accompanying notes to financial statements.

UBS U.S. SMALL CAP GROWTH FUND

For the year ended June 30, 2002, the UBS U.S. Small Cap Growth Fund (Class Y shares) declined 12.90%. The Fund outperformed its benchmark, the Russell 2000 Growth Index, which lost 25.00% during the same period. Since the Fund's (Class
Y) inception on September 30, 1997, it has gained 5.08% to the benchmark's loss of 7.77%. Returns for all share classes over various time periods are shown in "Total Return" on the next page. Please note those returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Fund's loss for this fiscal year occurred against a background of volatility and loss for the U.S. equities market. The recession that ended the longest economic expansion in American history was weak and unconvincing, with economic indicators sometimes negative and sometimes encouraging. Corporate accounting problems and outright fraud combined to increase investor skittishness. The market plunged after the events of September 11 and, despite a year-end rebound, stayed largely negative throughout the reporting period. The S&P 500 Index ended the fiscal year down 17.99%.

Small cap growth stocks ended calendar 2001 in a strong position. These equities experienced a briefly negative period after the events of September 11, but rebounded sharply in the fourth quarter of the year. During that quarter small cap growth stocks returned 26.2% to small cap value's 7.4% (based on performance of the Russell 2000 Growth Index and Russell 2000 Value Index, respectively).

Even so, the first quarter began poorly, with the Russell 2000 Growth Index down 2.0%. In the calendar year's second quarter the Russell 2000 Growth Index fell further, losing 15.7%. (The Russell 2000 Value Index, by contrast, lost just 2.1% in the same period.) In fact, the Russell 2000 Growth Index lost 24.4% between March 31, 2000 and June 30, 2002, while its value counterpart gained 17.8%. Growth stock underperformance is at its worst relative level in two decades, and we find it difficult to predict when a sector recovery will commence.

We were pleased to outperform the Fund benchmark in this dismal environment, and attribute our ability to do so to our focus on higher quality growth stocks. In general the Fund holds equities that are slightly larger, more liquid, and less volatile than their counterparts in the Russell 2000 Growth Index. We also favor strongly performing companies with what we believe are excellent fundamentals and reasonable valuations.

We also credit sector selection for some of our outperformance. Our largest overweights are in the financial, consumer staples, and healthcare sectors; our largest underweights are in the areas of information technology, consumer discretionary, and telecommunications. As the economy stabilizes we intend to further lower our technology underweight.

Though we continue to find it difficult to predict when small cap growth stocks will begin to recover, we have several reasons for optimism. Investor confidence in an ongoing economic recovery is increasing, and small cap stocks have historically outperformed their large cap counterparts during such periods. As the last two recessions ended, for instance, small cap stocks beat large cap stocks by an average 25% in the last six months of the recession and by 10% in the six months following an economic slowdown. Growth has also typically beaten value as the economy exited a recession. Of course, past performance is no guarantee of future results.

Another reason for optimism lies in small cap valuations, which remain inexpensive by historical standards compared with large cap valuations. Small cap valuations relative to their large cap counterparts remain below long-term averages, and small cap earnings gains continue to outpace large cap profit growth. Because small cap stocks have typically sold at large premiums to large cap stocks at the end of small cap outperformance cycles, we think there is room for continued relative upside.

Finally, small cap growth stocks have generally outperformed during weak dollar periods. Although some cite the weakening dollar as a problem for small caps, which are generally domestically oriented, we think that there is reason for hope as the dollar comes off its historic highs. All these factors -- economic recovery, small cap valuations, and a weaker dollar -- combine to make us more optimistic that the stage is set for a potential recovery in small cap growth stocks.

TOTAL RETURN

                                                      6 MONTHS      1 YEAR    3 YEARS    INCEPTION*
                                                       ENDED        ENDED      ENDED        TO
                                                      6/30/02      6/30/02    6/30/02     6/30/02
-----------------------------------------------------------------------------------------------------
UBS U.S. SMALL CAP GROWTH FUND CLASS A                 -7.72%      -13.18%     10.97%     10.60%
-----------------------------------------------------------------------------------------------------
UBS U.S. SMALL CAP GROWTH FUND CLASS B                 -8.10          N/A        N/A      -0.11
-----------------------------------------------------------------------------------------------------
UBS U.S. SMALL CAP GROWTH FUND CLASS C                 -8.11          N/A        N/A      -2.04
-----------------------------------------------------------------------------------------------------
UBS U.S. SMALL CAP GROWTH FUND CLASS Y                 -7.72       -12.90      11.28       5.08
-----------------------------------------------------------------------------------------------------
UBS U.S. SMALL CAP GROWTH FUND CLASS A+               -12.81       -17.92       8.91       8.83
-----------------------------------------------------------------------------------------------------
UBS U.S. SMALL CAP GROWTH FUND CLASS B+               -12.69          N/A        N/A      -4.91
-----------------------------------------------------------------------------------------------------
UBS U.S. SMALL CAP GROWTH FUND CLASS C+                -9.97          N/A        N/A      -3.92
-----------------------------------------------------------------------------------------------------
Russell 2000 Growth Index                             -17.35       -25.00     -12.87      -7.77
-----------------------------------------------------------------------------------------------------

* INCEPTION DATE OF UBS U.S. SMALL CAP GROWTH FUND CLASS A (FORMERLY CLASS N) IS 12/31/98. INCEPTION DATES OF CLASS B AND CLASS C ARE 11/07/01 AND 11/19/01, RESPECTIVELY. INCEPTION DATE OF CLASS Y (FORMERLY CLASS I) AND THE RUSSELL 2000 GROWTH INDEX IS 9/30/97.
+   RETURNS INCLUDE SALES CHARGES.

TOTAL RETURN INCLUDES REINVESTMENT OF ALL CAPITAL GAIN AND INCOME DISTRIBUTIONS. TOTAL RETURN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
ALL TOTAL RETURNS IN EXCESS OF 1 YEAR REPRESENT AVERAGE ANNUALIZED RETURNS.
ALL TOTAL RETURNS LESS THAN 1 YEAR ARE CUMULATIVE RETURNS.
THE FUND INVESTS IN IPOS WHICH MAY HAVE A MAGNIFIED IMPACT ON PERFORMANCE.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $1,000,000

This chart shows the growth in the value of an investment in the UBS U.S. Small Cap Growth Fund Class Y and the Russell 2000 Growth Index if you had invested $1,000,000 on September 30, 1997, and had reinvested all your income dividends and capital gain distributions through June 30, 2002. The performance of Class A, Class B and Class C shares will vary based upon the different inception dates, class specific expenses and sales charges. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

[CHART]

UBS U.S. SMALL CAP GROWTH FUND CLASS Y VS. RUSSELL 2000 GROWTH INDEX

Wealth Value with Dividends Reinvested

                 UBS U.S. SMALL CAP
                GROWTH FUND (CLASS Y)     RUSSELL 2000 GROWTH INDEX
                ---------------------     -------------------------
    9/30/97       $       1,000,000           $       1,000,000
   10/31/97       $         953,600           $         939,937
   11/30/97       $         936,600           $         917,525
   12/31/97       $         943,800           $         918,043
    1/31/98       $         932,700           $         905,796
    2/28/98       $       1,007,600           $         985,767
    3/31/98       $       1,049,900           $       1,027,116
    4/30/98       $       1,047,200           $       1,033,415
    5/31/98       $         990,700           $         958,334
    6/30/98       $         971,100           $         968,127
    7/31/98       $         887,800           $         887,283
    8/31/98       $         700,200           $         682,460
    9/30/98       $         739,372           $         751,655
   10/31/98       $         788,803           $         790,859
   11/30/98       $         807,515           $         852,209
   12/31/98       $         880,562           $         929,328
    1/31/99       $         881,563           $         971,130
    2/28/99       $         807,515           $         882,295
    3/31/99       $         825,527           $         913,719
    4/30/99       $         823,526           $         994,410
    5/31/99       $         859,549           $         995,985
    6/30/99       $         918,586           $       1,048,449
    7/31/99       $         926,591           $       1,016,028
    8/31/99       $         906,579           $         978,029
    9/30/99       $         938,599           $         996,894
   10/31/99       $         974,622           $       1,022,429
   11/30/99       $       1,127,720           $       1,130,536
   12/31/99       $       1,247,796           $       1,329,796
    1/31/00       $       1,212,774           $       1,317,421
    2/29/00       $       1,405,897           $       1,623,938
    3/31/00       $       1,526,975           $       1,453,236
    4/30/00       $       1,472,940           $       1,306,510
    5/31/00       $       1,377,879           $       1,192,108
    6/30/00       $       1,628,039           $       1,346,106
    7/31/00       $       1,543,985           $       1,230,743
    8/31/00       $       1,757,122           $       1,360,205
    9/30/00       $       1,725,101           $       1,292,632
   10/31/00       $       1,671,067           $       1,187,702
   11/30/00       $       1,379,881           $         972,058
   12/31/00       $       1,527,863           $       1,031,536
    1/31/01       $       1,563,395           $       1,115,029
    2/28/01       $       1,378,385           $         962,189
    3/31/01       $       1,249,736           $         874,708
    4/30/01       $       1,416,367           $         981,791
    5/31/01       $       1,421,268           $       1,004,532
    6/30/01       $       1,453,124           $       1,031,927
    7/31/01       $       1,378,385           $         943,892
    8/31/01       $       1,310,997           $         884,948
    9/30/01       $       1,151,717           $         742,155
   10/31/01       $       1,219,105           $         813,554
   11/30/01       $       1,303,646           $         881,463
   12/31/01       $       1,371,636           $         936,343
    1/31/02       $       1,346,118           $         903,031
    2/28/02       $       1,307,839           $         844,585
    3/31/02       $       1,412,467           $         917,996
    4/30/02       $       1,393,327           $         898,135
    5/31/02       $       1,333,358           $         845,622
    6/30/02       $       1,265,733           $         773,913

9/30/97 = $1,000,000

FUND RETURNS ARE NET OF ALL FEES AND COSTS, WHILE THE INDEX RETURNS ARE BASED SOLELY ON MARKET RETURNS WITHOUT DEDUCTION FOR FEES OR TRANSACTION COSTS FOR REBALANCING.

TOP TEN EQUITY HOLDINGS

AS OF JUNE 30, 2002

                                        PERCENTAGE OF
                                          NET ASSETS
------------------------------------------------------
Career Education Corp.                       3.3%
Patterson Dental Co.                         3.2
New York Community Bancorp, Inc.             2.7
CACI International, Inc.                     2.6
Constellation Brands, Inc.                   2.3
Investors Financial Services Corp.           2.3
Cognizant Technology Solutions Corp.         2.0
Emcor Group, Inc.                            2.0
Copart, Inc.                                 2.0
UCBH Holdings, Inc.                          2.0
------------------------------------------------------
Total                                       24.4%

UBS U.S. SMALL CAP GROWTH FUND -- SCHEDULE OF INVESTMENTS

JUNE 30, 2002

                                                         SHARES         VALUE
                                                       ----------   ------------
U.S. EQUITIES -- 92.26%
AEROSPACE & DEFENSE -- 0.65%
Engineered Support Systems                                  4,900   $    256,270
                                                                    ------------
AIRFREIGHT & LOGISTICS -- 0.51%
Forward Air Corp. (b)                                       6,100        199,958
                                                                    ------------
AIRLINES -- 1.41%
Atlantic Coast Airlines Holdings, Inc.                     25,400        551,180
                                                                    ------------
APPLICATION SOFTWARE -- 3.97%
Fair, Isaac & Company, Inc.                                17,100        562,077
Mercury Interactive Corp. (b)                              10,200        234,192
THQ, Inc.                                                  17,350        517,377
Verisity Ltd.                                              13,900        241,026
                                                                    ------------
                                                                       1,554,672
                                                                    ------------
AUTO PARTS & EQUIPMENT -- 1.40%
American Axle & Mfg Holdings, Inc.                         18,500        550,190
                                                                    ------------
BANKS -- 10.13%
BankUnited Financial Corp.                                  8,300        158,945
Greater Bay Bancorp                                        16,000        492,160
Harbor Florida Bancshares, Inc.                             5,700        126,483
Investors Financial Services Corp.                         27,200        912,288
New York Community Bancorp, Inc.                           38,871      1,037,078
Sterling Bancshares, Inc.                                  31,500        465,255
UCBH Holdings, Inc.                                        20,400        775,404
                                                                    ------------
                                                                       3,967,613
                                                                    ------------
BIOTECHNOLOGY -- 3.85%
Biomarin Pharmaceutical, Inc. (b)                          26,100        136,216
Cubist Pharmaceuticals, Inc. (b)                           12,500        117,625
Ilex Oncology, Inc. (b)                                    14,200        200,078
Medarex, Inc. (b)                                          22,600        167,692
Neurocrine Biosciences, Inc. (b)                            7,500        214,875
Regeneron Pharmaceuticals, Inc. (b)                         2,400         34,824
Sangstat Medical Corp. (b)                                 11,200        257,376
Scios, Inc. (b)                                            12,400        379,564
                                                                    ------------
                                                                       1,508,250
                                                                    ------------
BROADCASTING & CABLE TV -- 1.66%
Cumulus Media, Inc.                                        30,100        414,778
Salem Communications Holding                                9,500        236,265
                                                                    ------------
                                                                         651,043
                                                                    ------------
CONSTRUCTION & ENGINEERING -- 2.20%
EMCOR Group, Inc.                                          13,300        780,710
Shaw Group, Inc. (b)                                        2,600         79,820
                                                                    ------------
                                                                         860,530
                                                                    ------------
DISTILLER & VINTNERS -- 2.34%
Constellation Brands, Inc.                                 28,600        915,200
                                                                    ------------
DIVERSIFIED FINANCIALS -- 1.37%
Jones Lang Lasalle, Inc.                                   21,800        538,460
                                                                    ------------
DIVERSIFIED METAL/MINING -- 0.19%
Arch Coal, Inc.                                             3,200         72,672
                                                                    ------------
ELECTRIC COMPONENTS -- 1.31%
Smith, A. O.                                               16,500        514,965
                                                                    ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.86%
Benchmark Electronics, Inc. (b)                            13,800   $    400,200
Cognex Corp.                                               24,800        497,240
Planar Systems, Inc.                                       31,900        614,075
                                                                    ------------
                                                                       1,511,515
                                                                    ------------
FOOD DISTRIBUTORS -- 1.20%
Performance Food Group Co.                                 13,900        470,654
                                                                    ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.03%
Cytyc Corp. (b)                                            11,600         88,392
ResMed, Inc. (b)                                           10,700        314,580
                                                                    ------------
                                                                         402,972
                                                                    ------------
HEALTHCARE DISTRIBUTOR SERVICES -- 8.22%
Dianon Systems, Inc.                                        8,500        454,070
Fisher Scientific International, Inc.                      10,000        280,000
Orthodontic Centers of America, Inc. (b)                    4,300         99,115
Patterson Dental Co. (b)                                   24,900      1,253,217
Pediatrix Medical Group, Inc. (b)                          20,900        522,500
Pharmaceutical Product Development, Inc.                   17,900        471,486
Syncor International Corp.                                  4,400        138,600
                                                                    ------------
                                                                       3,218,988
                                                                    ------------
HEALTHCARE FACILITY -- 1.52%
Province Healthcare Co. (b)                                26,600        594,776
                                                                    ------------
HOMEBUILDING -- 1.15%
Beazer Homes U.S.A. Inc.                                    2,000        160,000
NVR, Inc.                                                     900        290,700
                                                                    ------------
                                                                         450,700
                                                                    ------------
INSURANCE BROKERS -- 1.46%
Hilb, Rogal & Hamilton Co.                                  6,500        294,125
Hub International Ltd.                                     18,500        278,980
                                                                    ------------
                                                                         573,105
                                                                    ------------
INTERNET SOFTWARE & SERVICES -- 2.21%
I-Many, Inc.                                               22,200         61,028
Intercept Group, Inc.                                      16,500        341,880
Overture Services, Inc.                                    18,900        461,160
                                                                    ------------
                                                                         864,068
                                                                    ------------
IT CONSULTING & SERVICES -- 5.09%
Anteon International Corp.                                  6,400        161,792
CACI International, Inc.                                   27,000      1,031,130
Cognizant Technology Solutions Corp.                       14,900        800,875
                                                                    ------------
                                                                       1,993,797
                                                                    ------------
LEISURE PRODUCTS -- 1.22%
Action Performance Companies, Inc.                         12,600        398,160
Nautilus Group, Inc. (b)                                    2,600         79,560
                                                                    ------------
                                                                         477,720
                                                                    ------------
MACHINERY INDUSTRIAL -- 2.47%
ESCO Technologies, Inc.                                    12,200        427,000
Flowserve Corp.                                            17,800        530,440
Global Power Equipment Group, Inc.                          1,000          9,900
                                                                    ------------
                                                                         967,340
                                                                    ------------

                                       64

                                                         SHARES         VALUE
                                                       ----------   ------------
OIL & GAS EXPLORATION & PRODUCTION -- 1.25%
Stone Energy Corp. (b)                                     10,200   $    410,550
Vintage Petroleum, Inc.                                     6,700         79,730
                                                                    ------------
                                                                         490,280
                                                                    ------------
OIL & GAS-DRILLING -- 1.74%
Patterson-UTI Energy, Inc. (b)                             24,200        683,166
                                                                    ------------
OIL & GAS-EQUIPMENT SERVICES -- 1.47%
Tetra Technologies, Inc.                                   21,700        576,135
                                                                    ------------
PHARMACEUTICALS -- 3.12%
Isis Pharmaceuticals, Inc.                                 19,100        181,641
NPS Pharmaceuticals, Inc. (b)                               3,900         59,748
Penwest Pharmaceuticals Co.                                23,900        466,050
SICOR, Inc. (b)                                            27,700        513,558
                                                                    ------------
                                                                       1,220,997
                                                                    ------------
REITS EQ HEALTHCARE -- 0.96%
Ventas, Inc.                                               29,600        377,400
                                                                    ------------
REITS EQ RETAIL -- 1.04%
Mills Corp.                                                13,100        406,100
                                                                    ------------
RESTAURANTS -- 2.45%
Panera Bread Co. (b)                                       13,200        455,004
Ruby Tuesday, Inc.                                         26,000        504,400
                                                                    ------------
                                                                         959,404
                                                                    ------------
RETAIL-COMPUTERS/ELECTRONICS -- 1.29%
Electronics Boutique PLC                                   17,200        503,960
                                                                    ------------
RETAIL/APPAREL -- 2.07%
Aeropostale, Inc.                                           3,500         95,795
Chico's FAS, Inc.                                          19,650        713,688
                                                                    ------------
                                                                         809,483
                                                                    ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS -- 1.10%
Rudolph Technologies, Inc. (b)                             15,800        393,894
Ultratech Stepper, Inc. (b)                                 2,400         38,856
                                                                    ------------
                                                                         432,750
                                                                    ------------
SEMICONDUCTORS -- 3.42%
Exar Corp. (b)                                             25,200   $    496,944
Intersil Holding Corp. (b)                                 18,352        392,366
Pericom Semiconductor Corp.                                38,900        450,851
                                                                    ------------
                                                                       1,340,161
                                                                    ------------
SERVICES-DATA PROCESSING -- 1.15%
Factset Research Systems, Inc.                             15,200        452,504
                                                                    ------------
SERVICES-DIVERSIFIED COMMERCIAL -- 3.32%
Career Education Corp.                                     28,900      1,300,500
                                                                    ------------
SERVICES-OFFICE/SUPPLIES -- 0.83%
Moore Corp. Ltd.                                           28,200        323,736
                                                                    ------------
SOFT DRINKS -- 1.01%
Cott Corp.                                                 20,800        394,992
                                                                    ------------
SPECIALTY STORES -- 4.36%
Copart, Inc.                                               48,050        779,851
Gart Sports Co.                                            12,100        344,729
Petco Animal Supplies, Inc.                                23,500        585,385
                                                                    ------------
                                                                       1,709,965
                                                                    ------------
SYSTEMS SOFTWARE -- 1.24%
Borland Software Corp.                                     47,000        484,100
                                                                    ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.02%
Triton PCS Holdings, Inc. (b)                               1,600          6,240
                                                                    ------------
Total U.S. Equities ($34,050,927)                                     36,138,511
                                                                    ------------
SHORT-TERM INVESTMENTS -- 7.92%
OTHER -- 7.92%
UBS Supplementary Trust
  U.S. Cash Management Prime Fund
  (Cost $3,103,143)                                     3,103,143      3,103,143
                                                                    ------------
Total Investments
  (Cost $37,154,070) -- 100.18% (a)                                   39,241,654

Liabilities, less cash and
  other assets -- (0.18)%                                                (69,275)
                                                                    ------------
Net Assets -- 100%                                                  $ 39,172,379
                                                                    ============

NOTES TO SCHEDULE OF INVESTMENTS
(a) Aggregate cost for federal income tax purposes was $37,410,411; and net unrealized appreciation consisted of:

            Gross unrealized appreciation                           $  5,813,687
            Gross unrealized depreciation                             (3,982,444)
                                                                    ------------
                     Net unrealized appreciation                    $  1,831,243
                                                                    ============

(b) Non-income producing.

%   Represents a percentage of net assets.

                 See accompanying notes to financial statements.

UBS U.S. BOND FUND

For the fiscal year ended June 30, 2002, the UBS U.S. Bond Fund Class Y shares gained 8.59%, slightly ahead of its new benchmark, the Lehman U.S. Aggregate Index, which gained 7.53%. Since its inception on August 31, 1995, Class Y shares of the Fund have produced an annualized return of 7.09%. Returns for all share classes over various time periods are shown in "Total Return" on the next page. Please note those returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

An uncertain economy, unrest overseas, corporate governance issues and the September 11 attacks on the U.S. mainland marked a volatile fiscal year in the markets. The Federal Reserve cut interest rates 11 times by a total of 4.75% in 2001, attempting to resuscitate an economy that was cooling off dramatically at the start of the fiscal year. By year's end, the federal funds rate stood at 1.75%, its lowest level in 40 years. Throughout the fiscal period, low interest rates produced a consumer rush to refinance their mortgages. This led to a volatile prepayment atmosphere in the mortgage-backed securities market, resulting in poor performance in this sector. Then with the country in a recession, the September terrorists' attacks jolted the economy further, sending equities down dramatically in its immediate aftermath and accelerating a flight to safety into bonds by investors.

A stock market rally at the end of 2001 and into early 2002 proved to be short-lived, as impressive economic growth of 5.0%, measured by gross domestic product, marked the first quarter. As the Fed held its federal funds rate steady, the economy produced mixed signals during the second quarter. Stock prices fell again and consumer and investor confidence waned, even as indicators showed economic growth. The Institute of Supply Management's index rose above 50 in January after 18 months below the mark, then began to drop near 50 again toward the end of the fiscal year. A mark above 50 signifies economic expansion.

During this time, the yield curve between the 2-year note and 30-year bond continued to steepen, with the difference between two and ten years approaching 200 basis points, a level it reached in January. During the fiscal year, investment-grade yields steepened their spread against Treasurys and performed well, despite bankruptcies by Enron and other high-profile companies. Agency debt also saw an increased flow of money, benefiting from investors' flight to safety away from equities and below-investment grade debt. Continued questions about the strength of an economic recovery, the Fed's non-action on interest rates and a continued influx of money from investors nervous about the equity markets will likely keep yields low into the summer.

Yield curve management, sector allocation and security selection all played a part in the Fund's positive performance during the fiscal year. In particular, an overweight in the investment-grade sector perked up performance. A longer-than-average duration also played a role in the results, as did an emphasis on short-duration mortgages. Going forward, we believe that the yield curve will begin to shrink and outflows will increase once investors are ready to move money into equities again. Geopolitical risk and a recovery that has yet to gain speed are two factors that could drastically alter this outlook.

TOTAL RETURN

                                              6 MONTHS   1 YEAR    3 YEARS   5 YEARS   INCEPTION*
                                                ENDED     ENDED     ENDED     ENDED        TO
                                               6/30/02   6/30/02   6/30/02   6/30/02     6/30/02
----------------------------------------------------------------------------------------------------
UBS U.S. BOND FUND CLASS A                      3.36%     8.41%     7.37%     7.03%        7.03%
----------------------------------------------------------------------------------------------------
UBS U.S. BOND FUND CLASS B                      3.04       N/A       N/A       N/A         0.70
----------------------------------------------------------------------------------------------------
UBS U.S. BOND FUND CLASS C                      3.09       N/A       N/A       N/A         0.72
----------------------------------------------------------------------------------------------------
UBS U.S. BOND FUND CLASS Y                      3.57      8.59      7.69      7.30         7.09
----------------------------------------------------------------------------------------------------
UBS U.S. BOND FUND CLASS A+                    -1.28      3.50      5.72      6.06         6.05
----------------------------------------------------------------------------------------------------
UBS U.S. BOND FUND CLASS B+                    -1.96       N/A       N/A       N/A        -4.18
----------------------------------------------------------------------------------------------------
UBS U.S. BOND FUND CLASS C+                     1.27       N/A       N/A       N/A        -1.03
----------------------------------------------------------------------------------------------------
++Lehman U.S. Aggregate Index                   4.20      7.53      8.69      7.25         7.41
----------------------------------------------------------------------------------------------------
Salomon Smith Barney Broad Investment
Grade (BIG) Bond Index                          3.76      8.68      8.11      7.58         7.32
----------------------------------------------------------------------------------------------------

* INCEPTION DATE OF UBS U.S. BOND FUND CLASS A (FORMERLY CLASS N) IS 6/30/97. INCEPTION DATES OF CLASS B AND CLASS C ARE 11/06/01 AND 11/08/01, RESPECTIVELY. INCEPTION DATE OF CLASS Y (FORMERLY CLASS I), THE LEHMAN U.S. AGGREGATE INDEX AND THE SALOMON SMITH BARNEY (BIG) BOND INDEX IS 8/31/95.
+   RETURNS INCLUDE SALES CHARGES.
++ AS OF APRIL 1, 2002, THE FUND'S BENCHMARK INDEX WAS CHANGED TO THE LEHMAN U.S. AGGREGATE INDEX BECAUSE IT IS A MORE BROAD BASED INDEX FOR THE FUND.

TOTAL RETURN INCLUDES REINVESTMENT OF ALL CAPITAL GAIN AND INCOME DISTRIBUTIONS. TOTAL RETURN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
ALL TOTAL RETURNS IN EXCESS OF 1 YEAR ARE AVERAGE ANNUALIZED RETURNS.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $1,000,000

This chart shows the growth in the value of an investment in the UBS U.S. Bond Fund Class Y, the Lehman U.S. Aggregate Index and the Salomon Smith Barney (BIG) Bond Index if you had invested $1,000,000 on August 31, 1995, and had reinvested all your income dividends and capital gain distributions through June 30, 2002. The performance of Class A, Class B and Class C shares will vary based upon the different inception dates, class specific expenses and sales charges. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

[CHART]

UBS U.S. BOND FUND CLASS Y VS. LEHMAN U.S. AGGREGATE INDEX AND SALOMON SMITH BARNEY (BIG) BOND INDEX

Wealth Value with Dividends Reinvested

              UBS U.S. BOND      LEHMAN U.S.     SALOMON SMITH BARNEY
               FUND CLASS Y    AGGREGATE INDEX     (BIG) BOND INDEX
              -------------    ---------------   --------------------
 8/31/95      $   1,000,000    $     1,009,700    $          1,000,000
 9/30/95      $   1,009,000    $     1,022,826    $          1,009,400
10/31/95      $   1,024,000    $     1,038,168    $          1,022,926
11/30/95      $   1,040,000    $     1,052,703    $          1,038,884
12/31/95      $   1,054,932    $     1,059,651    $          1,053,220
 1/31/96      $   1,061,071    $     1,041,213    $          1,060,382
 2/29/96      $   1,038,561    $     1,033,924    $          1,042,462
 3/31/96      $   1,031,398    $     1,028,134    $          1,034,956
 4/30/96      $   1,023,213    $     1,026,078    $          1,027,297
 5/31/96      $   1,020,143    $     1,039,869    $          1,026,784
 6/30/96      $   1,035,997    $     1,042,676    $          1,040,029
 7/31/96      $   1,039,127    $     1,040,904    $          1,042,837
 8/31/96      $   1,032,867    $     1,059,057    $          1,041,273
 9/30/96      $   1,054,776    $     1,082,610    $          1,059,391
10/31/96      $   1,081,902    $     1,101,123    $          1,083,227
11/30/96      $   1,109,028    $     1,090,883    $          1,101,101
12/31/96      $   1,092,169    $     1,094,264    $          1,091,411
 1/31/97      $   1,094,338    $     1,097,000    $          1,095,558
 2/28/97      $   1,096,507    $     1,084,823    $          1,096,763
 3/31/97      $   1,081,323    $     1,101,052    $          1,085,686
 4/30/97      $   1,098,676    $     1,111,468    $          1,101,211
 5/31/97      $   1,109,522    $     1,124,650    $          1,111,563
 6/30/97      $   1,123,558    $     1,155,011    $          1,124,790
 7/31/97      $   1,158,669    $     1,145,194    $          1,155,272
 8/31/97      $   1,148,794    $     1,162,097    $          1,145,337
 9/30/97      $   1,164,156    $     1,178,901    $          1,162,173
10/31/97      $   1,180,614    $     1,184,276    $          1,178,792
11/30/97      $   1,183,906    $     1,196,190    $          1,184,333
12/31/97      $   1,197,458    $     1,211,501    $          1,196,413
 1/31/98      $   1,211,341    $     1,210,532    $          1,211,847
 2/28/98      $   1,211,341    $     1,214,648    $          1,210,998
 3/31/98      $   1,214,812    $     1,220,964    $          1,215,721
 4/30/98      $   1,220,597    $     1,232,563    $          1,222,043
 5/31/98      $   1,232,167    $     1,243,040    $          1,233,775
 6/30/98      $   1,242,614    $     1,245,651    $          1,243,892
 7/31/98      $   1,243,789    $     1,265,955    $          1,246,504
 8/31/98      $   1,264,930    $     1,295,578    $          1,265,575
 9/30/98      $   1,287,245    $     1,288,711    $          1,295,443
10/31/98      $   1,282,547    $     1,296,057    $          1,289,613
11/30/98      $   1,291,943    $     1,299,945    $          1,296,706
12/31/98      $   1,297,674    $     1,309,175    $          1,300,726
 1/31/99      $   1,308,672    $     1,286,264    $          1,310,351
 2/28/99      $   1,286,677    $     1,293,339    $          1,287,420
 3/31/99      $   1,295,231    $     1,297,477    $          1,294,759
 4/30/99      $   1,298,896    $     1,286,060    $          1,299,031
 5/31/99      $   1,285,455    $     1,281,944    $          1,287,080
 6/30/99      $   1,279,528    $     1,276,560    $          1,282,704
 7/31/99      $   1,273,304    $     1,275,922    $          1,277,573
 8/31/99      $   1,269,570    $     1,290,723    $          1,276,679
 9/30/99      $   1,285,751    $     1,295,498    $          1,291,999
10/31/99      $   1,286,996    $     1,295,369    $          1,295,875
11/30/99      $   1,289,485    $     1,289,151    $          1,295,745
12/31/99      $   1,284,169    $     1,284,897    $          1,289,785
 1/31/00      $   1,278,906    $     1,300,444    $          1,286,140
 2/29/00      $   1,293,379    $     1,317,610    $          1,301,151
 3/31/00      $   1,309,168    $     1,313,789    $          1,318,028
 4/30/00      $   1,301,274    $     1,313,132    $          1,314,115
 5/31/00      $   1,296,011    $     1,340,445    $          1,312,954
 6/30/00      $   1,327,337    $     1,352,643    $          1,340,390
 7/31/00      $   1,337,956    $     1,372,256    $          1,352,636
 8/31/00      $   1,356,539    $     1,380,901    $          1,371,962
 9/30/00      $   1,365,830    $     1,390,027    $          1,381,261
10/31/00      $   1,371,139    $     1,412,761    $          1,390,050
11/30/00      $   1,397,686    $     1,438,974    $          1,412,587
12/31/00      $   1,423,076    $     1,462,495    $          1,439,301
 1/31/01      $   1,445,642    $     1,475,238    $          1,462,986
 2/28/01      $   1,459,746    $     1,482,641    $          1,476,002
 3/31/01      $   1,468,208    $     1,476,486    $          1,483,733
 4/30/01      $   1,456,925    $     1,485,405    $          1,476,770
 5/31/01      $   1,465,387    $     1,491,010    $          1,486,441
 6/30/01      $   1,471,530    $     1,524,344    $          1,491,353
 7/31/01      $   1,509,918    $     1,541,810    $          1,525,807
 8/31/01      $   1,525,557    $     1,559,768    $          1,542,655
 9/30/01      $   1,545,462    $     1,592,413    $          1,561,673
10/31/01      $   1,576,533    $     1,570,456    $          1,593,191
11/30/01      $   1,552,390    $     1,560,472    $          1,571,160
12/31/01      $   1,542,888    $     1,573,106    $          1,561,955
 1/31/02      $   1,555,849    $     1,588,349    $          1,574,257
 2/28/02      $   1,571,060    $     1,561,932    $          1,589,308
 3/31/02      $   1,541,910    $     1,592,223    $          1,563,008
 4/30/02      $   1,574,880    $     1,605,749    $          1,592,658
 5/31/02      $   1,588,069    $     1,619,640    $          1,606,195
 6/30/02      $   1,597,964    $     1,639,176    $          1,618,056

8/31/95 = $1,000,000

FUND RETURNS ARE NET OF ALL FEES AND COSTS, WHILE THE INDEX RETURNS ARE BASED SOLELY ON MARKET RETURNS WITHOUT DEDUCTION FOR FEES OR TRANSACTION COSTS FOR REBALANCING.

TOP TEN U.S. BOND HOLDINGS

AS OF JUNE 30, 2002

                                                PERCENTAGE OF
                                                 NET ASSETS
-------------------------------------------------------------
U.S. Treasury Note
3.625%, due 03/31/04                                 6.3%
U.S. Treasury Bond
3.000%, due 02/29/04                                 5.1
Residential Accredit Loans, Inc., Class A15
7.000%, due 03/25/28                                 3.7
Fannie Mae
5.500%, due 03/15/11                                 3.5
Government National Mortgage Association
6.000%, due 05/20/29                                 3.1
Fannie Mae
7.125%, due 01/15/30                                 3.1
Federal National Mortgage Association
6.000%, due 11/01/28                                 2.8
Government National Mortgage Association
6.500%, due 10/15/24                                 2.3
Government National Mortgage Association
6.000%, due 08/20/29                                 2.3
Salomon Brothers Mortgage Securities
7.520%, due 12/18/09                                 1.7
-------------------------------------------------------------
Total                                               33.9%

UBS U.S. BOND FUND -- SCHEDULE OF INVESTMENTS

JUNE 30, 2002

                                                          FACE
                                                         AMOUNT         VALUE
                                                       ----------    -----------
BONDS -- 91.86%
U.S. CORPORATE BONDS -- 18.89%
Abbott Laboratories, Inc.
  5.625%, due 07/01/06                                 $   85,000    $    88,083
Alcoa, Inc.
  6.000%, due 01/15/12                                     45,000         46,181
Amerada Hess Corp.
  6.650%, due 08/15/11                                     55,000         57,048
Anadarko Finance Co.
  7.500%, due 05/01/31                                     55,000         58,666
Anheuser Busch Cos., Inc.
  9.000%, due 12/01/09                                    180,000        220,406
AOL Time Warner, Inc.
  5.625%, due 05/01/05                                    270,000        264,927
  7.625%, due 04/15/31                                    135,000        118,207
Apache Corp.
  6.250%, due 04/15/12                                     40,000         41,295
AT&T Wireless Services, Inc.
  7.875%, due 03/01/11                                    120,000         96,929
Avon Products, Inc.
  7.150%, due 11/15/09                                    150,000        164,785
Bank of America Corp.
  7.400%, due 01/15/11                                    265,000        290,229
Bank One Corp.
  7.875%, due 08/01/10                                    155,000        175,837
Bombardier Capital, Inc., 144A
  6.125%, due 06/29/06                                    215,000        220,912
Bristol Myers Squibb Co.
  5.750%, due 10/01/11                                    125,000        124,368
Burlington Northern Santa Fe Corp.
  7.082%, due 05/13/29                                    105,000        107,309
Capital One Bank
  6.875%, due 02/01/06                                     90,000         88,958
Cendant Corp.
  6.875%, due 08/15/06                                    415,000        417,386
Centex Corp.
  9.750%, due 06/15/05                                    155,000        175,813
Citigroup, Inc.
  7.250%, due 10/01/10                                    400,000        435,397
Citizens Communications Co.
  9.250%, due 05/15/11                                    110,000        104,429
Coca Cola Co.
  4.000%, due 06/01/05                                    105,000        106,046
Comcast Cable Communications
  6.750%, due 01/30/11                                    140,000        125,046
Commonwealth Edison Co., 144A
  6.150%, due 03/15/12                                     65,000         66,885
Consolidated Edison, Inc.
  7.500%, due 09/01/10                                    300,000        332,136
Continental Airlines, Inc., E.E.T.C.
  6.320%, due 11/01/08                                     95,000         95,950
Coors Brewing Co., 144A
  6.375%, due 05/15/12                                    100,000        102,900
Countrywide Home Loan
  5.500%, due 02/01/07                                    120,000        122,140
Credit Suisse First Boston USA, Inc.
  5.750%, due 04/15/07                                    130,000        132,996
DaimlerChrysler NA Holdings
  8.500%, due 01/18/31                                     65,000         71,860
Delta Airlines, Inc. 00-1, E.E.T.C.
  7.570%, due 11/18/10                                 $  215,000    $   230,661
Devon Financing Corp., ULC
  6.875%, due 09/30/11                                    105,000        109,351
Dominion Resources, Inc., Class B
  7.625%, due 07/15/05                                    370,000        401,169
Duke Energy Field Services, LLC
  6.875%, due 02/01/11                                     85,000         84,993
  7.875%, due 08/16/10                                     65,000         68,985
  8.125%, due 08/16/30                                     55,000         57,210
El Paso Energy Corp.
  7.800%, due 08/01/31                                     45,000         42,121
EOP Operating LP
  7.000%, due 07/15/11                                     85,000         89,296
  7.875%, due 07/15/31                                     55,000         56,497
Erac U.S.A. Finance Co., 144A
  8.000%, due 01/15/11                                    235,000        255,048
First Data Corp.
  5.625%, due 11/01/11                                    200,000        199,194
First Energy Corp.
  6.450%, due 11/15/11                                    205,000        199,034
First Union National Bank
  7.800%, due 08/18/10                                    240,000        268,632
FleetBoston Financial Corp.
  7.375%, due 12/01/09                                    110,000        119,356
Ford Motor Co.
  7.450%, due 07/16/31                                     80,000         74,468
Ford Motor Credit Co.
  5.800%, due 01/12/09                                    275,000        258,555
  6.875%, due 02/01/06                                    765,000        782,645
  7.375%, due 02/01/11                                    145,000        146,869
General Electric Capital Corp.
  6.750%, due 03/15/32                                    395,000        387,998
General Motors Acceptance Corp.
  6.125%, due 02/01/07                                    160,000        161,751
  6.875%, due 09/15/11                                    510,000        506,337
  8.000%, due 11/01/31                                    120,000        122,730
Goldman Sachs Group, Inc.
  6.875%, due 01/15/11                                    105,000        108,858
Harrah's Operating Co., Inc.
  7.125%, due 06/01/07                                    220,000        231,330
Household Finance Corp.
  6.750%, due 05/15/11                                    450,000        442,900
International Paper Co.
  6.750%, due 09/01/11                                     95,000         98,937
John Deere Capital Corp.
  7.000%, due 03/15/12                                     85,000         91,072
Kraft Foods, Inc.
  4.625%, due 11/01/06                                     50,000         49,813
  6.500%, due 11/01/31                                    110,000        108,850
Lehman Brothers Holdings, Inc.
  6.625%, due 01/18/12                                     90,000         91,260
Lincoln National Corp.
  6.200%, due 12/15/11                                     80,000         80,622
MBNA Global Capital Securities, FRN
  2.713%, due 02/01/27                                    205,000        150,838

                                       69

                                                          FACE
                                                         AMOUNT         VALUE
                                                       ----------    -----------
Mirant Americas Generation, Inc.
  7.625%, due 05/01/06                                 $  210,000    $   170,100
  9.125%, due 05/01/31                                     95,000         67,925
Morgan Stanley
  6.750%, due 04/15/11                                    185,000        190,307
News America Holdings, Inc.
  7.125%, due 04/08/28                                    175,000        158,717
Occidental Petroleum Corp.
  8.450%, due 02/15/29                                     95,000        111,255
Pepsi Bottling Holdings, 144A
  5.625%, due 02/17/09                                    115,000        116,852
Phillips Petroleum Co.
  8.500%, due 05/25/05                                    190,000        212,365
  8.750%, due 05/25/10                                     75,000         89,057
Praxair, Inc.
  6.375%, due 04/01/12                                     55,000         57,031
Progress Energy, Inc.
  7.000%, due 10/30/31                                    110,000        107,971
Pure Resources, Inc.
  7.125%, due 06/15/11                                    155,000        152,138
Qwest Capital Funding, Inc.
  7.900%, due 08/15/10                                    565,000        319,225
Rohm & Haas Co.
  7.850%, due 07/15/29                                     55,000         63,229
Safeway, Inc.
  7.250%, due 02/01/31                                     55,000         56,963
SBC Communications, Inc.
  5.875%, due 02/01/12                                    145,000        144,782
Sempra Energy
  7.950%, due 03/01/10                                    215,000        229,205
Sprint Capital Corp.
  7.625%, due 01/30/11                                    160,000        127,301
Target Corp.
  7.000%, due 07/15/31                                    215,000        227,490
Telus Corp.
  8.000%, due 06/01/11                                    125,000        103,864
Transocean Sedco Forex, Inc.
  6.625%, due 04/15/11                                    195,000        200,790
Unilever Capital Corp.
  7.125%, due 11/01/10                                    130,000        143,265
Union Pacific Corp.
  6.700%, due 12/01/06                                    120,000        127,819
United Airlines, Inc., E.E.T.C.
  7.811%, due 10/01/09                                    220,922        192,763
United Technologies Corp.
  6.100%, due 05/15/12                                    120,000        124,290
USA Education, Inc.
  5.625%, due 04/10/07                                    175,000        180,754
Valero Energy Corp.
  7.500%, due 04/15/32                                    105,000        105,356
Verizon Global Funding Corp.
  7.250%, due 12/01/10                                    110,000        111,056
  7.750%, due 12/01/30                                    130,000        125,375
Walt Disney Co.
  6.375%, due 03/01/12                                     45,000         45,832
Washington Mutual, Inc.
  5.625%, due 01/15/07                                     75,000         75,963
Wells Fargo Bank N.A.
  6.450%, due 02/01/11                                    270,000        282,197
Westinghouse Electric
  8.625%, due 08/01/12                                 $  180,000    $   211,745
Weyerhaeuser Co., 144A
  7.375%, due 03/15/32                                     65,000         65,975
Williams Cos., Inc.
  7.125%, due 09/01/11                                     55,000         44,539
                                                                     -----------
                                                                      15,274,000
                                                                     -----------
ASSET-BACKED SECURITIES -- 2.03%
Conseco Finance Securitizations Corp.,
  00-B, Class AF4 7.870%, due 02/15/31                    230,000        243,168
Greentree Financial Corp.
  6.160%, due 02/01/31                                  1,000,000      1,051,129
Greentree Financial Corp., 94-5, Class A5
  8.300%, due 11/15/19                                    320,000        346,984
                                                                     -----------
                                                                       1,641,281
                                                                     -----------
COMMERCIAL MORTGAGE-BACKED SECURITIES -- 22.74%
Bank One Mortgage, 2000-2, Class A6
  6.680%, due 03/15/30                                     43,570         45,841
Bank One Mortgage-Backed Pass Through,
  00-2, Class 8A 6.835%, due 03/15/30                     719,665        737,342
Bear Stearns Commercial Mortgage
  Securities, 00-WF1, Class A2
  7.780%, due 02/15/32                                  1,215,000      1,377,635
Citicorp Mortgage Securities, Inc., 94-9,
  Class A8 5.750%, due 06/25/09                           589,768        600,785
DLJ Commercial Mortgage Corp., 00-CKP1,
  Class A1B 7.180%, due 08/10/10                          850,000        934,467
DLJ Commercial Mortgage Corp., 99-CG1,
  Class A1B 6.460%, due 03/10/32                          220,000        233,807
DLJ Commercial Mortgage Corp., 99-CG3,
  Class A1B 7.340%, due 10/10/32                          400,000        443,073
GMAC Commercial Mortgage Securities, Inc.,
  97-C2, Class A2 6.550%, due 04/16/29                    330,000        348,899
GS Mortgage Securities Corp., 144A
  7.500%, due 06/19/32                                    584,551        611,405
GS Mortgage Securities Corp. II
  7.410%, due 02/15/27                                    190,000        202,481
Heller Financial Commercial Mortgage Assets,
  99-PH1, Class A1 6.500%, due 05/15/31                   984,278      1,041,460
Impac Secured Assets Common Owner Trust
  01-3, Class A2 7.250%, due 04/25/31                     706,061        717,872
LB Commercial Conduit Mortgage Trust,
  98-C4, Class A1B 6.210%, due 10/15/35                   355,000        373,867
LB Commercial Conduit Mortgage Trust,
  99-C1, Class A1 6.410%, due 06/15/31                    609,161        642,402
LB Commercial Conduit Mortgage Trust,
  99-C2, Class A2 7.325%, due 10/15/32                    325,000        359,971
Merrill Lynch Mortgage Investors, Inc., 96-C2,
  Class A3 6.960%, due 11/21/28                           535,000        574,310
Morgan Stanley Capital I,
  00-LIF2, Class A2 6.960%, due 10/15/33                  341,052        365,186
Nomura Asset Securities Corp., 95-MD3,
  Class A/B 8.150%, due 03/04/20                          268,241        292,014
PNC Mortgage Acceptance Corp., 99-CM1,
  Class A1B 7.330%, due 12/10/32                          245,000        271,676
PNC Mortgage Securities Corp., 94-3,
  Class A8 7.500%, due 07/25/24                           375,000        392,816

                                       70

                                                          FACE
                                                         AMOUNT         VALUE
                                                       ----------    -----------
Prudential Home Mortgage Securities, 93-43,
  Class A9 6.750%, due 10/25/23                        $  150,720    $   154,378
Residential Accredit Loans, Inc., 98-QS4,
  Class AI5 7.000%, due 03/25/28                        2,850,000      2,953,903
Residential Asset Securitization Trust, 98-A6,
  Class IA2 6.750%, due 07/25/28                          500,000        510,800
Residential Funding Mortgage, 95-S6,
  Class A7 7.500%, due 11/25/25                           577,918        592,379
Salomon Brothers Mortgage Securities VII,
  00-C1, Class A2 7.520%, due 12/18/09                  1,250,000      1,394,329
Salomon Brothers Mortgage Securities VII,
  00-C3, Class A2 6.592%, due 12/18/33                    395,000        420,573
Structured Asset Securities Corp., 98-ALS1,
  Class 1A 6.900%, due 01/25/29                           943,096        969,625
Washington Mutual, 99-WM2, Class 2A
  7.000%, due 11/19/14                                    789,608        820,411
                                                                     -----------
                                                                      18,383,707
                                                                     -----------
INTERNATIONAL DOLLAR BONDS -- 0.94%
Canadian National Railway Co.
  6.900%, due 07/15/28                                     50,000         51,098
Deutsche Telekom International Finance
  8.250%, due 06/15/30                                     80,000         74,369
France Telecom S.A.
  8.500%, due 03/01/31                                     70,000         61,916
Petroleum Geo-Services
  6.625%, due 03/30/08                                     50,000         38,000
  7.500%, due 03/31/07                                    235,000        190,350
United Mexican States
  9.875%, due 02/01/10                                    310,000        346,425
                                                                     -----------
                                                                         762,158
                                                                     -----------
U.S. GOVERNMENT AGENCY -- 7.84%
Fannie Mae
  5.500%, due 03/15/11                                  2,770,000      2,809,990
  7.125%, due 01/15/30                                  2,215,000      2,480,381
Fannie Mae Grantor Trust
  7.500%, due 06/25/30                                    761,077        806,171
  7.500%, due 12/25/41                                    224,538        238,251
                                                                     -----------
                                                                       6,334,793
                                                                     -----------
U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES -- 24.20%
Fannie Mae, Grantor Trust, 01-T10, Class A2
  7.500%, due 06/19/41                                    287,937        302,458
Federal Home Loan Mortgage Corp.
  6.000%, due 10/01/29                                  1,028,220      1,034,927
  6.500%, due 11/01/28                                     13,933         14,234
  6.500%, due 09/01/29                                    874,977        893,869
  6.500%, due 03/01/32                                    167,993        171,620
  7.000%, due 10/15/13                                    492,125        528,780
Federal National Mortgage Association
  6.000%, due 03/01/28                                    435,862        438,544
  6.000%, due 11/01/28                                  2,291,105      2,287,973
  6.000%, due 12/01/28                                 $  580,684    $   579,890
  6.000%, due 03/01/29                                    455,731        455,108
  6.000%, due 05/01/29                                    501,318        500,633
  6.500%, due 03/01/19                                    322,022        331,717
  6.500%, due 01/01/28                                  1,038,576      1,060,352
  6.500%, due 04/01/28                                    325,812        332,643
  7.000%, due 03/01/31                                    140,121        145,779
  7.000%, due 11/01/31                                  1,173,999      1,217,175
  7.000%, due 04/01/32                                    926,172        960,234
Federal National Mortgage Association,
  Whole Loan, 95-W3, Class A
  9.000%, due 04/25/25                                     53,885         59,409
Government National Mortgage Association
  6.000%, due 12/20/28                                    541,040        541,243
  6.000%, due 05/20/29                                  2,519,036      2,506,947
  6.000%, due 08/20/29                                  1,856,309      1,847,401
  6.500%, due 10/15/24                                  1,797,934      1,854,015
  6.500%, due 08/15/27                                     10,248         10,476
  7.000%, due 07/15/25                                     49,670         52,021
  7.000%, due 07/15/31                                    499,174        519,336
  7.500%, due 01/15/24                                     32,261         34,294
  7.500%, due 06/15/25                                     37,080         39,452
  8.500%, due 12/15/17                                    775,651        843,735
  9.000%, due 11/15/04                                      3,445          3,756
                                                                     -----------
                                                                      19,568,021
                                                                     -----------
U.S. GOVERNMENT OBLIGATIONS -- 15.22%
U.S. Treasury Bond
  3.000%, due 02/29/04                                  4,100,000      4,123,862
  5.000%, due 08/15/11                                     85,000         86,181
U.S. Treasury Note
  3.625%, due 03/31/04                                  5,000,000      5,077,300
  4.375%, due 05/15/07                                  1,335,000      1,353,356
  6.250%, due 05/15/30                                    785,000        850,345
  7.500%, due 02/15/05                                    735,000        813,669
                                                                     -----------
                                                                      12,304,713
                                                                     -----------
Total Bonds (Cost $73,400,510)                                        74,268,673
                                                                     -----------

                                                         SHARES
                                                       ----------
SHORT-TERM INVESTMENTS -- 3.51%
OTHER -- 3.51%
UBS Supplementary Trust
  U.S. Cash Management Prime Fund
  (Cost $2,836,367)                                     2,836,367      2,836,367
                                                                     -----------
Total Investments
  (Cost $76,236,877) -- 95.37% (a)                                    77,105,040

Cash and other assets,
  less liabilities -- 4.63%                                            3,740,698
                                                                     -----------
Net Assets -- 100%                                                   $80,845,738
                                                                     ===========

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $76,256,429; and net unrealized appreciation consisted of:

           Gross unrealized appreciation                             $ 1,532,666
           Gross unrealized depreciation                                (684,055)
                                                                     -----------
                    Net unrealized appreciation                      $   848,611
                                                                     ===========

%   Represents a percentage of net assets

E.E.T.C.: Enhanced Equipment Trust Certificate
FRN: Floating rate note -- The rate disclosed is that in effect at June 30, 2002.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2002, the value of these securities amounted to $1,439,977 or 1.78% of net assets.

                 See accompanying notes to financial statements.

UBS HIGH YIELD FUND

For the fiscal year ended June 30, 2002, UBS High Yield Fund Class Y shares declined 2.98%. The Fund slightly outperformed its benchmark, the Merrill Lynch High Yield Master Index, which returned -3.08% for the same period. Returns for all share classes over various time periods are shown in "Total Return" on the next page. Please note those returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Corporate accounting scandals, high-profile corporate bankruptcies and a battered stock market all negatively impacted performance, which was erratic during the fiscal year. The high yield market sagged during summer 2001 and its struggles exacerbated after the September 11 terrorist attacks. Impending military action overseas, a serious flare-up in Middle East tensions and a full-blown recession helped depress high yield debt until November, when the market rallied through year-end. During this time, the Federal Reserve's spate of federal funds rate cuts had dropped the key indicator to a 40-year low of 1.75%.

Entering January 2002, the high yield market was poised to continue its strong performance. Low interest rates and the end of what turned out to be a short recession were the backdrop, as high yields performed well through February. However, the weight of continuous discoveries of accounting and corporate governance irregularities, as evidenced by Enron, Global Crossing, Adelphia Communications and WorldCom, once again weighed negatively on the market. The telecommunications sector, in particular, was hit hard, as a rash of downgrades by ratings companies depressed issues in this sector. The wireless telecommunications sector swooned following forecasts by Sprint PCS and other companies of falling subscriber growth. Coincidentally, a glut of investment-grade new issues put additional price pressure on high-yield debt and caused an outflow of money from high-yield funds. Several sectors, however, performed well, especially during the first half of 2002, including steel, paper and game. The steel industry should benefit from new import tariffs on foreign competitors, gaming has posted strong operating results and the paper industry has shown a stable pricing environment. We continue to overweight the broadcasting, gaming, cable and food sectors, and we have increased our exposure to textile apparel and healthcare. We continued an underweight in the home building and utilities sectors.

Going forward, we expect weakness in several sectors to continue over the short-term. After strong economic growth in the first quarter of 5.0% (as measured by gross domestic product), GDP growth slowed in the second to 1.1%, creating continued uncertainty as to the strength of an economic recovery. Spreads against Treasurys have widened, however, and the high yield market ended the fiscal year close to fair valuations. The federal funds rate has remained at 1.75% during all of 2002, and is expected to remain constant into at least the fourth quarter. New federal legislation, passed by Congress and designed to tighten up corporate governance and accounting practices, should eventually bring a measure of confidence to investors. Barring any future shocks that would further erode investor confidence, including additional domestic terror attacks, new unrest overseas or a rash of new corporate accounting scandals, we expect the high yield market to resume the recovery, albeit fitful, that it began in late 2001 and early 2002.

TOTAL RETURN

                                                 6 MONTHS    1 YEAR   3 YEARS   INCEPTION*
                                                   ENDED     ENDED     ENDED        TO
                                                  6/30/02   6/30/02   6/30/02    6/30/02
------------------------------------------------------------------------------------------
UBS HIGH YIELD FUND CLASS A                       -5.32%     -3.01%    -1.81%      -0.80%
------------------------------------------------------------------------------------------
UBS HIGH YIELD FUND CLASS B                       -5.85        N/A       N/A       -2.70
------------------------------------------------------------------------------------------
UBS HIGH YIELD FUND CLASS C                       -5.72        N/A       N/A       -2.54
------------------------------------------------------------------------------------------
UBS HIGH YIELD FUND CLASS Y                       -5.32      -2.98     -1.60        1.65
------------------------------------------------------------------------------------------
UBS HIGH YIELD FUND CLASS A+                      -9.53      -7.37     -3.31       -2.10
------------------------------------------------------------------------------------------
UBS HIGH YIELD FUND CLASS B+                     -10.33        N/A       N/A       -7.22
------------------------------------------------------------------------------------------
UBS HIGH YIELD FUND CLASS C+                      -7.32        N/A       N/A       -4.18
------------------------------------------------------------------------------------------
Merrill Lynch High Yield Master Index             -4.31      -3.08     -0.81        1.16
------------------------------------------------------------------------------------------

* INCEPTION DATE OF UBS HIGH YIELD FUND CLASS A (FORMERLY CLASS N) IS 12/31/98. INCEPTION DATE OF CLASS B AND CLASS C IS 11/07/01. INCEPTION DATE OF CLASS Y (FORMERLY CLASS I) AND MERRILL LYNCH HIGH YIELD MASTER INDEX IS 9/30/97.

+ RETURNS INCLUDE SALES CHARGES.

TOTAL RETURN INCLUDES REINVESTMENT OF ALL CAPITAL GAIN AND INCOME DISTRIBUTIONS.

TOTAL RETURN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

ALL TOTAL RETURNS IN EXCESS OF 1 YEAR ARE AVERAGE ANNUALIZED RETURNS.

ALL TOTAL RETURNS LESS THAN 1 YEAR ARE CUMULATIVE RETURNS.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $1,000,000

This chart shows the growth in the value of an investment in the UBS High Yield Fund Class Y and the Merrill Lynch High Yield Master Index if you had invested $1,000,000 on September 30, 1997, and had reinvested all your income dividends and capital gain distributions through June 30, 2002. The performance of Class A, Class B and Class C shares will vary based upon the different inception dates, class specific expenses and sales charges. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

[CHART]

UBS HIGH YIELD FUND CLASS Y VS. MERRILL LYNCH HIGH YIELD MASTER INDEX

Wealth Value with Dividends Reinvested

                              UBS HIGH YIELD              MERRILL LYNCH HIGH
                               FUND CLASS Y               YIELD MASTER INDEX
                              --------------              ------------------
 9/30/97                       $ 1,000,000                   $ 1,000,000
10/31/97                       $   995,405                   $ 1,006,640
11/30/97                       $ 1,005,534                   $ 1,016,173
12/31/97                       $ 1,023,437                   $ 1,025,816
 1/31/98                       $ 1,047,261                   $ 1,041,091
 2/28/98                       $ 1,054,154                   $ 1,045,390
 3/31/98                       $ 1,066,780                   $ 1,054,402
 4/30/98                       $ 1,068,390                   $ 1,059,410
 5/31/98                       $ 1,070,931                   $ 1,066,784
 6/30/98                       $ 1,081,783                   $ 1,072,064
 7/31/98                       $ 1,098,346                   $ 1,078,175
 8/31/98                       $ 1,042,278                   $ 1,031,652
 9/30/98                       $ 1,057,179                   $ 1,033,715
10/31/98                       $ 1,049,905                   $ 1,016,741
11/30/98                       $ 1,109,744                   $ 1,063,035
12/31/98                       $ 1,102,832                   $ 1,063,388
 1/31/99                       $ 1,129,353                   $ 1,073,905
 2/28/99                       $ 1,134,878                   $ 1,065,711
 3/31/99                       $ 1,147,033                   $ 1,074,897
 4/30/99                       $ 1,163,609                   $ 1,091,708
 5/31/99                       $ 1,140,403                   $ 1,084,132
 6/30/99                       $ 1,134,878                   $ 1,082,094
 7/31/99                       $ 1,133,738                   $ 1,083,685
 8/31/99                       $ 1,128,041                   $ 1,072,685
 9/30/99                       $ 1,124,623                   $ 1,068,566
10/31/99                       $ 1,124,623                   $ 1,062,315
11/30/99                       $ 1,147,412                   $ 1,074,468
12/31/99                       $ 1,156,363                   $ 1,080,109
 1/31/00                       $ 1,141,924                   $ 1,074,751
 2/29/00                       $ 1,138,314                   $ 1,075,676
 3/31/00                       $ 1,111,841                   $ 1,060,638
 4/30/00                       $ 1,119,061                   $ 1,061,009
 5/31/00                       $ 1,115,451                   $ 1,049,327
 6/30/00                       $ 1,135,097                   $ 1,067,292
 7/31/00                       $ 1,147,448                   $ 1,074,987
 8/31/00                       $ 1,161,035                   $ 1,088,112
 9/30/00                       $ 1,146,213                   $ 1,081,758
10/31/00                       $ 1,110,394                   $ 1,050,019
11/30/00                       $ 1,059,753                   $ 1,017,121
12/31/00                       $ 1,096,517                   $ 1,039,182
 1/31/01                       $ 1,153,514                   $ 1,101,149
 2/28/01                       $ 1,165,727                   $ 1,118,536
 3/31/01                       $ 1,145,371                   $ 1,103,738
 4/30/01                       $ 1,144,014                   $ 1,091,685
 5/31/01                       $ 1,153,514                   $ 1,112,689
 6/30/01                       $ 1,114,357                   $ 1,089,745
 7/31/01                       $ 1,127,053                   $ 1,106,680
 8/31/01                       $ 1,136,927                   $ 1,117,404
 9/30/01                       $ 1,063,577                   $ 1,045,722
10/31/01                       $ 1,097,557                   $ 1,076,519
11/30/01                       $ 1,147,060                   $ 1,111,495
12/31/01                       $ 1,141,907                   $ 1,103,649
 1/31/02                       $ 1,141,367                   $ 1,109,821
 2/28/02                       $ 1,116,127                   $ 1,099,142
 3/31/02                       $ 1,138,943                   $ 1,125,255
 4/30/02                       $ 1,150,269                   $ 1,143,145
 5/31/02                       $ 1,137,103                   $ 1,136,960
 6/30/02                       $ 1,081,134                   $ 1,056,136

9/30/97 = $1,000,000

FUND RETURNS ARE NET OF ALL FEES AND COSTS, WHILE THE INDEX RETURNS ARE BASED SOLELY ON MARKET RETURNS WITHOUT DEDUCTION FOR FEES OR TRANSACTION COSTS FOR REBALANCING.

TOP TEN FIXED INCOME HOLDINGS

AS OF JUNE 30, 2002

                                     PERCENTAGE OF
                                      NET ASSETS
--------------------------------------------------
NUC02, Inc.
12.000%, due 10/31/04                     3.2%

Iron Mountain, Inc.
8.750%, due 09/30/09                      1.6

Echostar DBS Corp.
9.375%, due 02/01/09                      1.5

Allied Waste North America, Inc.
10.000%, due 08/01/09                     1.4

West Point Stevens, Inc.
15.000%, due 02/28/05                     1.4

Fresenius Med Care, Inc.
7.875%, due 02/01/08                      1.3

MGM Grand, Inc.,
9.750%, due 06/01/07                      1.3

Charter Communications Corp.,
8.250%, due 04/01/07                      1.2

Lin Holdings Corp.
0.000%, due 03/01/08                      1.2

Grey Wolf, Inc.
8.875%, due 07/01/07                      1.1
--------------------------------------------------
Total                                    15.2%

UBS HIGH YIELD FUND -- SCHEDULE OF INVESTMENTS

JUNE 30, 2002

                                                      FACE
                                                     AMOUNT           VALUE
                                                 --------------   --------------
U.S. BONDS -- 91.77%

U.S. CORPORATE BONDS -- 90.96%
Acetex Corp.
 10.875%, due 08/01/09                           $      125,000   $      130,625
Adelphia Communications Corp. (d)
  8.375%, due 02/01/08 Series B                       1,650,000          660,000
 10.875%, due 10/01/10                                  350,000          138,250
Advance Stores Co.
 10.250%, due 04/15/08                                  500,000          525,000
Advanced Medical Optics, Inc., 144A
  9.250%, due 07/15/10                                  325,000          320,938
AES Corp.
  8.750%, due 12/15/02                                  550,000          511,500
  9.375%, due 09/15/10                                  350,000          227,500
Affinity Technology Group
 11.000%, due 04/01/07                                1,000,000          980,000
Ainsworth Lumber Co., Ltd.
 12.500%, due 07/15/07                                  650,000          703,625
 13.875%, due 07/15/07                                  250,000          280,000
AirGate PCS, Inc. (c)
  0.000%, due 10/01/09                                1,200,000          240,000
Airplanes Pass Through Trust, Series D
 10.875%, due 03/15/19                                4,938,500          370,388
AK Steel Holding Corp., 144A
  7.750%, due 06/15/12                                  775,000          767,250
Alamosa Delaware, Inc.,
 12.500%, due 02/01/11                                  600,000          168,000
Alamosa PCS Holdings, Inc. (c)
  0.000%, due 02/15/10                                  400,000           60,000
Allbritton Communications Co.
  8.875%, due 02/01/08, Series B                        550,000          566,500
  9.750%, due 11/30/07                                  975,000        1,004,250
Allegiance Telecom, Inc.
 12.875%, due 05/15/08                                1,190,000          249,900
Alliance Gaming Corp.
 10.000%, due 08/01/07                                  950,000          988,000
Allied Waste North America, Inc.
  7.875%, due 01/01/09                                  175,000          168,000
  8.500%, due 12/01/08                                  250,000          241,250
 10.000%, due 08/01/09                                2,000,000        1,965,160
American Eco Corp., Series B (d)
  9.625%, due 05/15/08                                5,500,000              550
American Restaurant Group, Inc.
 11.500%, due 11/01/06                                  198,000          178,200
American Tower Corp.
  9.375%, due 02/01/09                                  250,000          137,500
Ameristar Casino, Inc.
 10.750%, due 02/15/09                                  550,000          589,875
Amkor Technology, Inc.
  9.250%, due 02/15/08                                  550,000          448,250
Argo-Tech Corp.
  8.625%, due 10/01/07                                1,500,000        1,320,000
Argosy Gaming Co.
 10.750%, due 06/01/09                                1,000,000        1,075,000
Atrium Cos., Inc.
 10.500%, due 05/01/09                                  700,000          714,875
Aztar Corp.
  8.875%, due 05/15/07                           $    1,305,000   $    1,313,156
B&G Foods, Inc.
  9.625%, due 08/01/07                                  850,000          871,250
  9.625%, due 08/01/07, 144A                            250,000          256,250
Bally Total Fitness Corp., Series D
  9.875%, due 10/15/07                                1,000,000          992,500
BE Aerospace, Inc.
  8.000%, due 03/01/08                                  300,000          276,000
  8.875%, due 05/01/11                                  500,000          465,000
Bear Island Paper Co. LLC, Series B
 10.000%, due 12/01/07                                  525,000          448,875
Belden & Blake Corp., Series B
  9.875%, due 06/15/07                                  650,000          572,000
Block Communications, Inc., 144A
  9.250%, due 04/15/09                                1,000,000        1,000,000
Blount, Inc.
 13.000%, due 08/01/09                                1,000,000          675,000
Boyd Gaming Corp., 144A
  8.750%, due 04/15/12                                  250,000          251,250
Buckeye Technologies, Inc.
  8.000%, due 10/15/10                                  860,000          705,200
  8.500%, due 12/15/05                                  800,000          720,000
Buffets, Inc., 144A
 11.250%, due 07/15/10                                  750,000          750,000
Cadmus Communications Corp.
  9.750%, due 06/01/09                                  595,000          603,925
Calpine Canada Energy Finance
  8.500%, due 05/01/08                                1,150,000          787,750
  8.500%, due 02/15/11                                  800,000          536,000
Chancellor Broadcasting Co.
  8.000%, due 11/01/08                                1,500,000        1,485,000
  8.750%, due 06/15/07                                  500,000          500,000
Charter Communications Holdings
  0.000%, due 01/15/12,144A (c)                         900,000          288,000
  8.250%, due 04/01/07                                2,500,000        1,675,000
 10.000%, due 05/15/11                                  300,000          202,500
Charter Communications Holdings (c)
  0.000%, due 04/01/11                                  150,000           72,000
Chesapeake Energy Corp.
  8.125%, due 04/01/11                                1,225,000        1,203,562
Circus & Eldorado Jt Venture/Silver Legacy
  Capital, 144A
 10.125%, due 03/01/12                                  250,000          255,000
Coast Hotels and Casinos, Inc.
  9.500%, due 04/01/09                                1,000,000        1,050,000
Coaxial Communications of Central Ohio, Inc.
 10.000%, due 08/15/06                                1,000,000          900,000
Collins & Alkman Corp.
 10.750%, due 12/31/11, 144A                            850,000          854,250
 11.500%, due 04/15/06                                  250,000          236,875
Constellation Brands, Inc.
  8.000%, due 02/15/08                                  275,000          283,250
  8.125%, due 01/15/12                                  450,000          461,812
Cott Beverages USA, Inc.
  8.000%, due 12/15/11                                1,000,000        1,010,000
Cross Timbers Oil Co.
  8.750%, due 11/01/09                                  500,000          525,000

                                       76

                                                      FACE
                                                     AMOUNT           VALUE
                                                 --------------   --------------
Crown Castle International Corp.
  9.000%, due 05/15/11                           $      150,000   $       91,500
  9.375%, due 08/01/11                                  150,000           94,500
 10.750%, due 08/01/11                                  850,000          561,000
CSC Holdings, Inc.
  8.125%, due 08/15/09                                1,050,000          869,481
Cumulus Media, Inc.
 10.375%, due 07/01/08                                  635,000          673,100
Dayton Superior Corp.
 13.000%, due 06/15/09                                  675,000          675,000
Desa International, Inc. (d)
  9.875%, due 12/15/07                                3,000,000          300,000
Dobson Communications Corp.
 10.875%, due 07/01/10                                  650,000          383,500
Dobson Sygnet Communications, Inc.
 12.250%, due 12/15/08                                  250,000          150,000
Dresser Industries, Inc., 144A
  9.375%, due 04/15/11                                  500,000          506,250
Dura Operating Corp.
  9.000%, due 05/01/09                                1,100,000        1,067,000
Echostar DBS Corp.
  9.375%, due 02/01/09                                2,250,000        2,081,250
eKabel Hessen
 14.500%, due 09/01/10                                  125,000           30,625
Equistar Chemicals LP
  8.500%, due 02/15/04                                   50,000           48,727
Extendicare Health Services, Inc., 144A
  9.500%, due 07/01/10                                  250,000          250,313
Extendicare, Inc.
  9.350%, due 12/15/07                                  750,000          697,500
Fedders North America, Inc.
  9.375%, due 08/15/07                                  120,000           86,400
Felcor Lodging LP
  8.500%, due 06/01/11                                  175,000          171,500
Fisher Scientific International, Inc., 144A
  8.125%, due 05/01/12                                  550,000          547,250
Fleming Cos, Inc.
  9.875%, due 05/01/12, 144A                            500,000          472,500
 10.625%, due 07/31/07                                  500,000          490,000
Four M Corp., Series B
 12.000%, due 06/01/06 Series B                         850,000          871,250
Fox Sports Network LLC (c)
  0.000%, due 08/15/07                                1,100,000        1,122,000
Fresenius Medical Care Capital Trust 11
  7.875%, due 02/01/08                                2,000,000        1,800,000
Fresenius Medical Care Capital Trust 1V
  7.875%, due 06/15/11                                   50,000           44,750
FrontierVision Holdings LP (c) (d)
  0.000%, due 09/15/07                                  275,000          184,250
GEO Specialty Chemicals
 10.125%, due 08/01/08                                  750,000          615,000
Granite Broadcasting Corp.
  8.875%, due 05/15/08                                  500,000          437,500
Gray Communications Systems, Inc., 144A
  9.250%, due 12/15/11                                1,005,000        1,025,100
Grey Wolf, Inc.
  8.875%, due 07/01/07                                1,500,000        1,515,000
Hanger Orthopedic Group, Inc.
 11.250%, due 06/15/09                                  775,000          780,812
Hayes Lemmerz International, Inc. (d)
  8.250%, due 12/15/08                           $      495,000   $       49,500
HCA - The Healthcare Co.
  7.125%, due 06/01/06                                  150,000          157,329
  7.875%, due 02/01/11                                1,000,000        1,076,993
  8.750%, due 09/01/10                                  150,000          169,269
Hilton Hotels Corp.
  8.250%, due 02/15/11                                  150,000          155,774
HMH Properties, Inc.
  8.450%, due 12/01/08                                1,495,000        1,465,100
Hollinger International Publishing Corp.
  9.250%, due 02/01/06                                  325,000          334,750
  9.250%, due 03/15/07                                  600,000          618,000
Hollywood Casino Corp.
 11.250%, due 05/01/07                                  590,000          637,200
Hornbeck-Leevac Marine Services
 10.625%, due 08/01/08                                  350,000          366,188
Host Marriott LP
  8.375%, due 02/15/06                                  900,000          882,000
Huntsman ICI Chemicals LLC
 10.125%, due 07/01/09                                  700,000          626,500
Hyperion Telecommunications (d)
 12.000%, due 11/01/07                                2,000,000              200
Ingles Markets, Inc.
  8.875%, due 12/01/11                                  550,000          547,250
Insight Communications Co., Inc. (c)
  0.000%, due 02/15/11                                1,300,000          559,000
Insight Midwest LP
 10.500%, due 11/01/10                                  445,000          416,075
Integrated Electrical Services, Inc., Series B
  9.375%, due 02/01/09                                  125,000          120,000
InterAct Operating Co., Inc.
 14.000%, due 08/01/03 (f)                           14,335,241               --
Interep National Radio Sales, Series B
 10.000%, due 07/01/08                                  345,000          303,600
International Game Technology
  7.875%, due 05/15/04                                  215,000          221,450
IPC Acquisition Corp., 144A
 11.500%, due 12/15/09                                  750,000          720,000
Iron Mountain, Inc.
  8.625%, due 04/01/13                                  200,000          204,500
  8.750%, due 09/30/09                                2,150,000        2,198,375
JLG Industries, Inc., 144A
  8.375%, due 06/15/12                                  500,000          500,000
John Q. Hammons Hotels, Inc., 144A
  8.875%, due 05/12/15                                  750,000          735,000
Kansas City Southern, 144A
  7.500%, due 06/15/09                                  400,000          400,500
Key3Media Group, Inc.
 11.250%, due 06/15/11                                  625,000          281,250
Lamar Media Co.
  8.625%, due 09/15/07                                1,000,000        1,025,000
Level 3 Communications Corp., 144A
  7.625%, due 06/15/12                                  525,000          526,312
Levi Strauss & Co.
  6.800%, due 11/01/03                                1,000,000          925,000
 11.625%, due 01/15/08                                  250,000          237,500

                                       77

                                                      FACE
                                                     AMOUNT           VALUE
                                                 --------------   --------------
LIN Holdings Corp. (c)
  0.000%, due 03/01/08                           $    1,800,000   $    1,656,000
LIN Television Corp.
  8.000%, due 01/15/08                                  100,000           99,500
Luigino's, Inc.
 10.000%, due 02/01/06                                1,100,000        1,111,000
Lyondell Chemical Co., Series B
  9.875%, due 05/01/07                                1,000,000          957,500
Mail Well Corp., Series B
  8.750%, due 12/15/08                                  450,000          400,500
Mail-Well, Inc.
  5.000%, due 11/01/02                                  300,000          292,875
Mail-Well I Corp., 144A
  9.625%, due 03/15/12                                  475,000          477,375
Majestic Investment Holdings LLC., 144A
 11.653%, due 11/30/07                                1,000,000          948,750
Majestic Star Casino LLC, Series B
 10.875%, due 07/01/06                                  150,000          156,000
Mediacom LLC
  7.875%, due 02/15/11                                   50,000           39,250
  9.500%, due 01/15/13                                1,665,000        1,440,225
MGM Grand, Inc.
  9.750%, due 06/01/07                                1,700,000        1,793,500
MGM Mirage, Inc.
  8.500%, due 09/15/10                                  150,000          156,429
Millennium America, Inc., 144A
  9.250%, due 06/15/08                                  450,000          459,000
Motors & Gears, Inc., Series D
 10.750%, due 11/15/06                                  400,000          382,000
National Wine & Spirits, Inc.
 10.125%, due 01/15/09                                1,150,000        1,164,375
Nexstar Finance, Inc., LLC
 12.000%, due 04/01/08                                  450,000          477,000
Nextel Communications, Inc.
  0.000%, due 02/15/08 (c)                            3,000,000        1,440,000
  9.375%, due 11/15/09                                  200,000          101,500
  9.500%, due 02/01/11                                   25,000           12,313
Nextel Partners, Inc.
 11.000%, due 03/15/10                                  150,000           60,000
 12.500%, due 11/15/09                                  500,000          210,000
Nextmedia Operating, Inc.
 10.750%, due 07/01/11                                  250,000          252,500
Nortek, Inc.
  9.250%, due 03/15/07                                1,000,000        1,012,500
  9.875%, due 06/15/11, Series B                        200,000          202,000
NUC02
 12.000%, due 10/31/04 (f)                            5,000,000        4,500,000
Official Information Co., Series B
 10.375%, due 11/01/07                                  150,000          147,000
Ono Finance PLC
 13.000%, due 05/01/09                                  325,000          107,250
Orion Refining
 10.000%, due 11/15/04                                3,693,434          364,684
Owens-Brockway, 144A
  8.875%, due 02/15/09                                  700,000          700,000
Owens-Illinois, Inc.
  7.150%, due 05/15/05                           $      287,000   $      266,910
Pacifica Papers, Inc.
 10.000%, due 03/15/09                                  655,000          695,937
Pantry, Inc.
 10.250%, due 10/15/07                                  650,000          588,250
Pathmark Stores, Inc.
  8.750%, due 02/01/12                                  725,000          735,875
Paxson Communications Corp.
 12.250%, due 01/15/09                                1,250,000          709,375
Pegasus Communications Corp., Series B
  9.750%, due 12/01/06                                  800,000          360,000
 12.500%, due 08/01/07                                  100,000           50,000
Pegasus Satellite Communications, Inc. (c)
  0.000%, due 03/01/07                                  375,000          112,500
Penn National Gaming, Inc.
  8.875%, due 03/15/10                                  950,000          938,125
 11.125%, due 03/01/08, Series B                        220,000          237,325
Per-Se Technologies, Inc.
  9.500%, due 02/15/05                                  650,000          624,000
Petco Animal Supplies, Inc.
 10.750%, due 11/01/11                                  500,000          540,000
Phillips-Van Heusen Corp.
  9.500%, due 05/01/08                                  925,000          938,875
Plains Exploration & Production Co., 144A
  8.750%, due 07/01/12                                  950,000          934,572
Plains Resources, Inc.
 10.250%, due 03/15/06                                  550,000          567,875
 10.250%, due 03/15/06, Series B                        425,000          438,812
 10.250%, due 03/15/06, Series D                        150,000          154,875
Premier Graphics, Inc. (d)
 11.500%, due 12/01/05                                4,250,000          127,500
Premier Parks, Inc. (c)
  0.000%, due 04/01/08                                  175,000          170,625
PRIMEDIA, Inc.
  8.875%, due 05/15/11                                1,000,000          750,000
Qwest Capital Funding, Inc.
  7.000%, due 08/03/09                                1,800,000          999,000
Qwest Corp., 144A
  8.875%, due 03/15/12                                  325,000          289,250
R.H. Donnelly, Inc.
  9.125%, due 06/01/08                                1,100,000        1,138,500
Radio One, Inc.
  8.875%, due 07/01/11                                  160,000          159,600
Radiologix, Inc.
 10.500%, due 12/15/08                                  875,000          901,250
Salem Communications Corp.
  9.500%, due 10/01/07                                1,000,000        1,020,000
Samsonite Corp.
 10.750%, due 06/15/08                                  675,000          543,375
Sbarro, Inc.
 11.000%, due 09/15/09                                  530,000          530,000
Sequa Corp.
  8.875%, due 04/01/08                                  125,000          125,000
  9.000%, due 08/01/09                                  625,000          628,125

                                       78

                                                      FACE
                                                     AMOUNT           VALUE
                                                 --------------   --------------
Silgan Holdings, Inc., 144A
  9.000%, due 06/01/09                           $      250,000   $      257,500
Sinclair Broadcast Group, Inc.
  8.000%, due 03/15/12                                  550,000          541,750
  8.750%, due 12/15/11                                  750,000          750,000
Six Flags, Inc.
  8.875%, due 02/01/10                                  750,000          746,250
  9.500%, due 02/01/09                                  100,000          102,000
Song Networks NV
 13.000%, due 05/15/09                                2,000,000          280,000
Speedway Motorsports, Inc.
  8.500%, due 08/15/07                                  350,000          363,125
Starwood Hotels & Resorts Worldwide,
  Inc., 144A
  7.875%, due 05/01/12                                  750,000          735,000
Stone Container Corp., 144A
  8.375%, due 07/01/12                                  325,000          327,438
Superior National Capital Trust I (d)
 10.750%, due 12/01/17                                9,000,000               --
Swift Energy Co.
  9.375%, due 05/01/12                                  400,000          377,000
Sybron Dental Specialties, 144A
  8.125%, due 06/15/12                                  325,000          321,750
Team Health, Inc.
 12.000%, due 03/15/09                                  760,000          851,200
Tembec Industries, Inc.
  7.750%, due 03/15/12                                  750,000          744,375
  8.500%, due 02/01/11                                  250,000          257,500
Tommy Hilfiger USA, Inc.
  6.500%, due 06/01/03                                1,000,000        1,002,500
TransWestern Publishing Co.
  9.625%, due 11/15/07                                1,000,000        1,040,000
Triad Hospitals, Inc.
  8.750%, due 05/01/09                                  150,000          156,750
Trico Marine Services, Inc., 144A
  8.875%, due 05/15/12                                  400,000          396,000
Triton PCS, Inc.
  0.000%, due 05/01/08 (c)                              125,000           77,500
  9.375%, due 02/01/11                                  100,000           64,000
US Unwired, Inc. (c)
  0.000%, due 11/01/09                                1,200,000          288,000
Vicar Operating Inc.
  9.875%, due 12/01/09                                  125,000          131,250
Von Hoffmann Corp., 144A
 10.250%, due 03/15/09                                  450,000          461,250
Weirton Steel Corp. (e)(f)
  0.000%, due 08/13/02, Convertible (d)                   1,800           72,000
 10.000%, due 04/01/08                                  110,000           44,000
Westpoint Stevens, Inc.
  7.875%, due 06/15/05                                  325,000          219,375
 15.000%, due 02/28/05                                2,000,000        1,960,000
Wheeling Island Gaming, Inc.
 10.125%, due 12/15/09                                  400,000          412,000
William Carter
 10.875%, due 08/15/11                                  900,000          985,500
Winsloew Furniture, Inc., Series B
 12.750%, due 08/15/07                                  250,000          248,750
Wiser Oil Co.
  9.500%, due 05/15/07                           $      375,000   $      307,500
WRC Media, Inc.
 12.750%, due 11/15/09                                  750,000          766,875
Yell Finance BV
 10.750%, due 08/01/11                                  190,000          207,100
Young Broadcasting, Inc.
  8.500%, due 12/15/08, 144A                            850,000          845,750
 10.000%, due 03/01/11                                  200,000          177,000
                                                                  --------------
  Total U.S. Corporate Bonds                                         126,974,009
                                                                  --------------
INTERNATIONAL DOLLAR BONDS -- 0.81%
Callahan Nordrhein-Westfallen
  0.000%, due 07/15/10 (c)                              300,000            3,000
 14.000%, due 07/15/10                                  800,000           32,000
COLT Telecom Group (c)
  0.000%, due 12/15/06                                1,000,000          580,000
Energis PLC (d)
  9.750%, due 06/15/09                                  250,000           20,000
Methanex Corp.
  7.400%, due 08/15/02                                  460,000          458,266
Microcell Telecommunications, Inc.,
  Series B (c)
  0.000%, due 06/01/06                                  400,000           32,000
                                                                  --------------
                                                                       1,125,266
                                                                  --------------
Total Bonds (Cost $185,769,375)                                      128,099,275
                                                                  --------------
                                                     SHARES
                                                 --------------
EQUITIES --  2.94%
U.S. EQUITIES -- 2.14%
AIRLINES -- 0.00%
Sabreliner Corp. (b)(f)                                   8,400               --
                                                                  --------------
ELECTRONICS -- 0.00%
Communications & Power Industries
  Holding Corp. (b)                                       1,400               14
                                                                  --------------
LEISURE & TOURISM -- 0.53%
Prime Hospitality Corp., 144A                           750,000          735,000
                                                                  --------------
RECREATION -- 0.39%
Venetian Casino, 144A                                   550,000          553,438
                                                                  --------------
RETAIL/APPAREL -- 0.57%
Perry Ellis International, Inc., 144A                   750,000          757,500
Samuels Jewelers, Inc. (b)                              640,011           40,321
                                                                  --------------
                                                                         797,821
                                                                  --------------
SERVICES/MISCELLANEOUS -- 0.65%
Metal Management, Inc. (b)                              234,913          798,704
Orion Refining (b)                                       46,598               --
Packaged Ice, Inc. (b)                                   74,223           92,779
Song Networks Holding AB ADR (b)                         61,644           11,096
Waste Systems International, Inc. (b)                   664,249            3,321
                                                                  --------------
                                                                         905,900
                                                                  --------------
TELECOMMUNICATIONS-SERVICES -- 0.00%
PNV, Inc. (b)                                            79,417              397
RCN Corp. (b)                                               466              638
                                                                  --------------
                                                                           1,035
                                                                  --------------
                                                                       2,993,208
                                                                  --------------

                                       79

                                                     SHARES           VALUE
                                                 --------------   --------------
CONVERTIBLE PREFERRED -- 0.67%

ELECTRONICS -- 0.45%
Communications & Power Industries
  Holding Corp.
  Series B, PIK 14.000%                                  39,639   $      629,269
                                                                  --------------
PUBLISHING -- 0.14%
CSC Holdings, Inc., Series M, PIK,
  11.125% (b)                                             3,000          192,000
                                                                  --------------
SERVICES/MISCELLANEOUS -- 0.07%
American Restaurant Group, Inc.
  Series B, PIK 12.000%                                      68               --
EarthWatch, Inc., Series C,
  PIK 8.500%, 144A                                      376,891           94,223
ICG Holdings, Inc., PIK 14.000%                           2,218               22
Waste Systems International, Inc.,
  Series E, PIK 8.000%                                    5,428               54
                                                                  --------------
                                                                          94,299
                                                                  --------------
TELECOMMUNICATIONS-SERVICES -- 0.01%
InterAct Electronic Marketing,
  Inc.14.000%, 144A                                      19,500           19,500
                                                                  --------------
                                                                         935,068
                                                                  --------------
                                                   NUMBER OF
                                                    WARRANTS
                                                 --------------
WARRANTS (b) (e) -- 0.13%
Arcadia Financial Ltd.
  expires 03/15/07                                        6,000               60
  expires 04/15/08                                        6,275               63
Dayton Superior Corp., 144A
  expires 06/15/09                                          225            2,250
Electronic Retailing Systems International, Inc.
  expires 02/01/04                                       13,700              137
InterAct Electronic Marketing, Inc.
  expires 12/31/09                                       19,500              195
InterAct Electronic Marketing, Inc., 144A
  expires 08/01/03                                       19,500   $       19,500
Knology, Inc., 144A
  expires 10/15/07                                       16,995               17
Leap Wireless International, Inc., 144A
  expires 04/15/10                                          200              100
Motient Corp., 144A
  expires 04/01/08                                          182                2
Nextel International, Inc.
  expires 04/15/07                                       15,750              158
NUC02
  expires 10/31/04 (f)                                  109,290          147,541
Pliant Corp., 144A
  expires 06/01/10                                          160            1,600
Samuels Jewelers, Inc.
  expires 09/29/03                                       13,146               13
UIH Australia Pacific, Inc.
  expires 05/15/06                                       10,000              100
Wam!Net, Inc.
  expires 03/01/05                                       26,250              262
Winsloew Furniture, Inc., 144A
  expires 08/15/07                                          250            2,531
                                                                  --------------
                                                                         174,529
                                                                  --------------
Total Equities (Cost $34,016,178)                                      4,102,805
                                                                  --------------
                                                     SHARES
                                                 --------------
SHORT-TERM INVESTMENTS -- 0.69%
OTHER -- 0.69%
  UBS Supplementary Trust
  U.S. Cash Management Prime Fund
  (Cost $963,891)                                       963,891          963,891
                                                                  --------------
Total Investments
  (Cost $220,749,444) -- 95.40% (a)                                  133,165,971
Cash and other assets,
  less liabilities -- 4.60%                                            6,425,598
                                                                  --------------
Net Assets -- 100%                                                $  139,591,569
                                                                  ==============

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $221,107,844; and net unrealized depreciation consisted of:

            Gross unrealized appreciation           $    1,851,450
            Gross unrealized depreciation              (89,793,323)
                                                    --------------
            Net unrealized depreciation             $  (87,941,873)
                                                    ==============

(b) Non-income producing security.

(c) Step bonds -- coupon rate increases in increments to maturity. Rate disclosed is as of June 30, 2002. Maturity date disclosed is the ultimate maturity date.
(d) Security is in default.
(e) Security is illiquid. These securities amounted to $290,529 or 0.21% of net assets.
(f) Security is being fair valued by a management committee under the direction of the Board of Directors.
 %  Represents a percentage of net assets.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 2002, the value of these securities amounted to $19,765,459 or 14.16% of net assets.
ADR:  American Depositary Receipt
PIK:  Payment-In-Kind

                See accompanying notes to financial statements.

UBS INTERNATIONAL EQUITY FUND

For the fiscal year ended June 30, 2002, Class Y Shares of the UBS International Equity Fund declined 5.78%, outperforming the negative 9.40% return of its benchmark, the MSCI World Ex USA (Free) Index. Returns for all share classes over various time periods are shown in "Total Return" on the next page. Please note those returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The investment environment was challenging during the 12-month period, as a worldwide economic downturn, the terrorist attacks of September 11, 2001, geopolitical issues and corporate governance concerns took their toll on investor confidence. From October 2001 through March 2002, it appeared that developed economies were headed for an economic rebound and equity markets rose, as investors expected economic and corporate earnings growth rates to be in line with past recoveries. As the period progressed, however, economic data was mixed, indicating that the recovery is likely to be relatively weak over the medium term. The uncertainty about the strength of economic growth led to steep declines in international equity markets.

Early in the period, it appeared that the deterioration of the Japanese financial system had reached a bottom that might lead to a complete restructuring of the banking sector. As in the past, however, reform of the banking system was put off. Japan's stock market rose, even though the fundamentals of the Japanese economy did not appear to justify the rebound. We underweighted the fund in Japan and have no assets committed to the banking industry.

Volatility continued in the broad technology sector. Early in the period, we underweighted the portfolio's INFORMATION TECHNOLOGY position because we believed valuations were based on the prospects of a strong economic recovery. We maintained that underweighting for the remainder of the fiscal period. The fund was also underweighted in TECHNOLOGY HARDWARE, especially semiconductor companies, which had performed better than we expected in the latter part of 2001 and had reached valuations which we believed were unsustainable. We selectively added back some of these stocks as their valuations became more attractive. SOFTWARE COMPANIES were also underweighted in the portfolio. While we maintained an underweighting in TELECOMMUNICATION SERVICES, we believe this area has become more attractive as companies have reduced capital expenditures and have focused on improving profitability. Sentiment in the telecommunication services area was negative throughout the fiscal year; however, we added back certain companies, such as BT Group, that are well-positioned for the future.

Over the fiscal year, we reduced some of the fund's defensive positions as some economies began to show improvement. As a result, we lowered exposure to consumer staples stocks, which tend to perform well in any economic environment. While we maintained an underweighting in the consumer cyclicals area, we added to Compass Group, a food service company that is based in the United Kingdom, and we maintained holdings, such as Toyota and Sony.

The fund was overweighted in the materials sector, where we favored paper and forest products companies and chemical companies. The paper cycle appears to be bottoming as pulp prices are nearing cash production costs. The portfolio holds Stora Enso, UPM Kymmene and Svenska Cellulosa. Other overweighted sectors included insurance and media.

TOTAL RETURN

                                                 6 MONTHS    1 YEAR   3 YEARS   5 YEARS    INCEPTION*
                                                   ENDED     ENDED     ENDED     ENDED        TO
                                                  6/30/02   6/30/02   6/30/02   6/30/02    6/30/02
----------------------------------------------------------------------------------------------------
UBS INTERNATIONAL EQUITY FUND CLASS A              0.50%     -5.91%    -4.27%    -1.08%     -1.08%
----------------------------------------------------------------------------------------------------
UBS INTERNATIONAL EQUITY FUND CLASS B               N/A        N/A       N/A       N/A       3.87
----------------------------------------------------------------------------------------------------
UBS INTERNATIONAL EQUITY FUND CLASS C               N/A        N/A       N/A       N/A       3.87
----------------------------------------------------------------------------------------------------
UBS INTERNATIONAL EQUITY FUND CLASS Y              0.62      -5.78     -4.06     -0.84       3.79
----------------------------------------------------------------------------------------------------
UBS INTERNATIONAL EQUITY FUND CLASS A+            -5.05     -11.10     -6.06     -2.19      -2.19
----------------------------------------------------------------------------------------------------
UBS INTERNATIONAL EQUITY FUND CLASS B+              N/A        N/A       N/A       N/A      -1.13
----------------------------------------------------------------------------------------------------
UBS INTERNATIONAL EQUITY FUND CLASS C+              N/A        N/A       N/A       N/A       1.81
----------------------------------------------------------------------------------------------------
MSCI World Ex USA (Free) Index                    -1.63      -9.40     -6.42     -1.41       3.17
----------------------------------------------------------------------------------------------------

* INCEPTION DATE OF UBS INTERNATIONAL EQUITY FUND CLASS A (FORMERLY CLASS N) IS 6/30/97. INCEPTION DATES OF CLASS B AND CLASS C ARE 2/12/02 AND 1/25/02, RESPECTIVELY. INCEPTION DATE OF CLASS Y (FORMERLY CLASS I) AND THE MSCI WORLD EX USA (FREE) INDEX IS 8/31/93.

+ RETURNS INCLUDE SALES CHARGES.

PERFORMANCE IS NET OF WITHHOLDING TAXES ON  DIVIDENDS.

TOTAL RETURN INCLUDES REINVESTMENT OF ALL CAPITAL GAIN AND INCOME DISTRIBUTIONS.

TOTAL RETURN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

ALL TOTAL RETURNS IN EXCESS OF 1 YEAR ARE AVERAGE ANNUALIZED RETURNS.

ALL TOTAL RETURNS LESS THAN 1 YEAR ARE CUMULATIVE RETURNS.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $1,000,000

This chart shows the growth in the value of an investment in the UBS International Equity Fund Class Y and the MSCI World Ex USA (Free) Index if you had invested $1,000,000 on August 31, 1993, and had reinvested all your income dividends and capital gain distributions through June 30, 2002. The performance of Class A, Class B and Class C shares will vary based upon the different inception dates, class specific expenses and sales charges. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

[CHART]

UBS INTERNATIONAL EQUITY FUND CLASS Y VS. MSCI WORLD EX USA (FREE) INDEX

Wealth Value with Dividends Reinvested

                 UBS INTERNATIONAL EQUITY    MSCI WORLD EX
                       FUND CLASS Y         USA (FREE) INDEX
                 ------------------------   ----------------
 8/31/93               $  1,000,000           $  1,000,000
 9/30/93               $    972,000           $    976,801
10/31/93               $    997,000           $  1,009,609
11/30/93               $    929,000           $    923,179
12/31/93               $    965,500           $    988,755
 1/31/94               $  1,033,606           $  1,070,906
 2/28/94               $  1,002,558           $  1,065,670
 3/31/94               $    957,488           $  1,019,802
 4/30/94               $    984,530           $  1,061,898
 5/31/94               $    985,531           $  1,056,877
 6/30/94               $    975,547           $  1,068,785
 7/31/94               $    990,648           $  1,080,675
 8/31/94               $  1,019,844           $  1,107,765
 9/30/94               $    990,648           $  1,075,156
10/31/94               $  1,007,763           $  1,109,502
11/30/94               $    974,540           $  1,055,987
12/31/94               $    974,540           $  1,062,772
 1/31/95               $    940,310           $  1,021,301
 2/28/95               $    936,283           $  1,020,962
 3/31/95               $    952,391           $  1,083,954
 4/30/95               $    983,601           $  1,124,091
 5/31/95               $    984,608           $  1,113,638
 6/30/95               $    974,540           $  1,095,523
 7/31/95               $  1,032,932           $  1,161,849
 8/31/95               $  1,049,040           $  1,119,128
 9/30/95               $  1,066,155           $  1,140,631
10/31/95               $  1,056,087           $  1,111,129
11/30/95               $  1,082,263           $  1,142,653
12/31/95               $  1,126,103           $  1,187,454
 1/31/96               $  1,148,603           $  1,195,636
 2/29/96               $  1,144,317           $  1,199,068
 3/31/96               $  1,159,318           $  1,224,307
 4/30/96               $  1,202,176           $  1,260,385
 5/31/96               $  1,196,819           $  1,238,756
 6/30/96               $  1,204,891           $  1,244,664
 7/31/96               $  1,171,452           $  1,208,121
 8/31/96               $  1,176,845           $  1,213,340
 9/30/96               $  1,212,442           $  1,246,304
10/31/96               $  1,209,206           $  1,237,791
11/30/96               $  1,270,691           $  1,289,534
12/31/96               $  1,269,637           $  1,271,881
 1/31/97               $  1,262,768           $  1,232,993
 2/28/97               $  1,283,375           $  1,251,326
 3/31/97               $  1,291,389           $  1,251,906
 4/30/97               $  1,300,548           $  1,259,866
 5/31/97               $  1,385,267           $  1,343,154
 6/30/97               $  1,449,115           $  1,414,417
 7/31/97               $  1,475,588           $  1,440,677
 8/31/97               $  1,371,998           $  1,332,367
 9/30/97               $  1,449,115           $  1,407,159
10/31/97               $  1,358,186           $  1,301,256
11/30/97               $  1,335,166           $  1,285,967
12/31/97               $  1,342,509           $  1,298,194
 1/31/98               $  1,387,259           $  1,353,928
 2/28/98               $  1,460,600           $  1,441,978
 3/31/98               $  1,516,538           $  1,488,741
 4/30/98               $  1,528,968           $  1,500,219
 5/31/98               $  1,528,968           $  1,493,498
 6/30/98               $  1,518,353           $  1,499,786
 7/31/98               $  1,533,349           $  1,509,687
 8/31/98               $  1,343,399           $  1,316,936
 9/30/98               $  1,310,908           $  1,279,301
10/31/98               $  1,412,131           $  1,412,763
11/30/98               $  1,484,612           $  1,484,559
12/31/98               $  1,535,729           $  1,540,535
 1/31/99               $  1,531,928           $  1,540,305
 2/28/99               $  1,482,511           $  1,501,559
 3/31/99               $  1,525,592           $  1,563,636
 4/30/99               $  1,596,550           $  1,631,163
 5/31/99               $  1,512,921           $  1,547,710
 6/30/99               $  1,573,726           $  1,607,439
 7/31/99               $  1,619,637           $  1,653,936
 8/31/99               $  1,610,710           $  1,658,375
 9/30/99               $  1,603,058           $  1,676,894
10/31/99               $  1,641,317           $  1,741,709
11/30/99               $  1,680,851           $  1,802,392
12/31/99               $  1,830,034           $  1,968,324
 1/31/00               $  1,691,356           $  1,848,754
 2/29/00               $  1,696,540           $  1,900,647
 3/31/00               $  1,752,270           $  1,978,709
 4/30/00               $  1,683,579           $  1,875,810
 5/31/00               $  1,666,731           $  1,830,372
 6/30/00               $  1,758,751           $  1,909,384
 7/31/00               $  1,691,356           $  1,836,375
 8/31/00               $  1,697,836           $  1,860,337
 9/30/00               $  1,625,257           $  1,763,940
10/31/00               $  1,582,487           $  1,715,862
11/30/00               $  1,574,710           $  1,646,579
12/31/00               $  1,663,635           $  1,703,212
 1/31/01               $  1,647,067           $  1,706,390
 2/28/01               $  1,551,805           $  1,571,304
 3/31/01               $  1,459,305           $  1,464,720
 4/30/01               $  1,546,283           $  1,567,068
 5/31/01               $  1,503,484           $  1,515,985
 6/30/01               $  1,474,753           $  1,454,141
 7/31/01               $  1,452,576           $  1,428,647
 8/31/01               $  1,440,102           $  1,390,464
 9/30/01               $  1,319,516           $  1,250,026
10/31/01               $  1,336,149           $  1,280,560
11/30/01               $  1,363,869           $  1,330,857
12/31/01               $  1,380,988           $  1,339,334
 1/31/02               $  1,321,094           $  1,271,209
 2/28/02               $  1,331,362           $  1,278,771
 3/31/02               $  1,391,256           $  1,346,797
 4/30/02               $  1,408,369           $  1,355,054
 5/31/02               $  1,437,460           $  1,373,193
 6/30/02               $  1,389,545           $  1,317,466

8/31/93 = $1,000,000

FUND RETURNS ARE NET OF ALL FEES AND COSTS, WHILE THE INDEX RETURNS ARE BASED SOLELY ON MARKET RETURNS WITHOUT DEDUCTION FOR FEES OR TRANSACTION COSTS FOR REBALANCING.

TOP TEN INTERNATIONAL EQUITY HOLDINGS

AS OF JUNE 30, 2002

                                     PERCENTAGE OF
                                      NET ASSETS
--------------------------------------------------
Total Fina S.A., Class B                  3.3%
Shell Transport & Trading Co., PLC        2.8
ENI Spa                                   2.0
Novartis AG                               2.0
BP PLC                                    1.9
Elsevier N.V.                             1.8
GlaxoSmithLine PLC                        1.8
Aventis S.A., Class A                     1.8
Toyota Motor Corp.                        1.8
Royal Bank of Scotland Group PLC          1.7
--------------------------------------------------
Total                                    20.9%

INDUSTRY DIVERSIFICATION

AS A PERCENT OF NET ASSETS
AS OF JUNE 30, 2002

INTERNATIONAL EQUITIES

Appliances & Households                        1.18%
Autos/Durables                                 1.78
Banking                                       16.05
Beverages and Tobacco                          2.98
Broadcasting & Publishing                      3.94
Building Materials                             0.02
Business & Public Service                      1.53
Chemicals                                      3.13
Computer Software                              0.08
Construction                                   0.92
Consumer                                       0.52
Data Processing                                0.83
Electric Components                            3.11
Energy                                        10.10
Financial Services                             5.58
Food & House Products                          5.68
Forest Products                                2.56
Health: Drugs                                  7.78
Health: Non Drugs                              1.79
Housing/Paper                                  0.55
Industrial Components                          0.45
Insurance                                      4.47
Leisure & Tourism                              1.06%
Machinery & Engineering                        0.65
Metals-Steel                                   0.96
Multi-Industry                                 2.56
Real Estate                                    0.90
Recreation                                     0.54
Retail/Apparel                                 1.07
Services/Miscellaneous                         1.53
Technology                                     0.52
Telecommunications                             6.63
Transportation                                 2.01
Utilities                                      3.20
Wholesale & International Trade                0.50
                                             ------
        Total International Equities          97.16
SHORT-TERM INVESTMENTS                         1.24
                                             ------
   TOTAL INVESTMENTS                          98.40
                                             ------
INVESTMENTS OF CASH COLLATERAL                 9.78
                                             ------
LIABILITIES, LESS CASH
   AND OTHER ASSETS                           (8.18)
                                             ------
NET ASSETS                                   100.00%
                                             ======

UBS INTERNATIONAL EQUITY FUND -- SCHEDULE OF INVESTMENTS

JUNE 30, 2002

                                                     SHARES           VALUE
                                                 --------------   --------------
INTERNATIONAL EQUITIES -- 97.16%

AUSTRALIA -- 3.12%
Lion Nathan Ltd.                                        123,568   $      336,450
Mayne Nickless Ltd.                                     180,794          420,201
National Australia Bank Ltd., Preferred                  10,000          349,500
News Corp., Ltd., Preferred                              86,376          396,661
QBE Insurance Group Ltd.                                 96,019          357,930
Rio Tinto Ltd.                                           14,440          271,734
Westpac Banking Corp., Ltd.                             110,740        1,009,632
                                                                  --------------
                                                                       3,142,108
                                                                  --------------
BELGIUM -- 0.62%
Fortis                                                   29,019          621,328
                                                                  --------------
CANADA -- 3.04%
Alcan Aluminum Ltd.                                      12,240          464,362
Bank of Nova Scotia                                      16,100          529,186
BCE, Inc.                                                28,700          497,990
Canadian National Railway Co.                             7,100          373,650
Domtar, Inc.                                             18,900          220,576
Nortel Networks Corp.                                    52,500           75,942
NOVA Chemicals Corp.                                      9,700          214,996
Royal Bank of Canada                                     19,800          683,477
                                                                  --------------
                                                                       3,060,179
                                                                  --------------
DENMARK -- 1.00%
Danske Bank A/S                                          27,400          504,514
Novo-Nordisk A/S                                          9,521          315,177
TDC A/S                                                   6,950          192,186
                                                                  --------------
                                                                       1,011,877
                                                                  --------------
FINLAND -- 3.29%
Nokia Oyj                                               111,892        1,637,670
Sampo Leonia Insurance, Class A                          46,860          365,602
UPM-Kymmene Corp. (c)                                    33,189        1,306,504
                                                                  --------------
                                                                       3,309,776
                                                                  --------------
FRANCE -- 10.80%
Air Liquide (c)                                             582           89,551
Alcatel S.A                                              19,085          132,692
Aventis S.A., Class A                                    25,386        1,798,852
AXA                                                      33,873          619,546
BNP Paribas (c)                                          20,925        1,157,265
Cap Gemini S.A. (c)                                      11,186          444,652
Cie De Saint Gobain (c)                                  20,184          905,984
France Telecom S.A. (c)                                   8,270           77,019
Gemplus International S.A. (b)                           55,395           79,326
Sanofi                                                    7,317          445,136
Societe Generale                                         15,986        1,053,040
Suez S.A (c)                                             14,128          376,724
Total Fina S.A., Class B                                 20,225        3,283,746
Union du Credit-Bail Immobilier                           6,751          416,704
                                                                  --------------
                                                                      10,880,237
                                                                  --------------
GERMANY -- 3.07%
Allianz AG (c)                                            3,328          671,970
Altana AG                                                 9,008          488,761
Bayer AG                                                 11,855          379,923
Deutsche Telekom                                         16,900   $      158,558
E.on AG                                                   4,978          288,830
Muenchener Rueckver AG (c)                                4,669        1,106,660
                                                                  --------------
                                                                       3,094,702
                                                                  --------------
HONG KONG -- 0.74%
Hong Kong Electric Holdings Ltd.                         96,000          358,769
Sun Hung Kai Properties Ltd.                             51,000          387,404
                                                                  --------------
                                                                         746,173
                                                                  --------------
IRELAND -- 1.19%
Bank of Ireland                                          36,693          456,959
CRH PLC                                                  45,245          737,282
                                                                  --------------
                                                                       1,194,241
                                                                  --------------
ITALY -- 3.87%
Assicurazioni Generali Spa (c)                           41,479          983,148
ENI Spa (c)                                             129,614        2,060,900
San Paolo-imi Spa (c)                                    84,810          850,981
                                                                  --------------
                                                                       3,895,029
                                                                  --------------
JAPAN -- 16.15%
AIFUL Corp.                                              10,850          711,505
Bank of Yokohama (c)                                     47,000          199,983
Banyu Pharmaceutical                                     20,000          257,968
Benesse Corp.                                            29,200          533,522
Canon, Inc.                                              22,000          831,470
Daikin Industries Ltd.                                   22,000          402,887
Fuji Photo Film Co., Ltd.                                33,000        1,065,493
Kao Corp.                                                20,000          460,537
KDDI Corp.                                                  133          410,562
Matsushita Electric Industrial Co. (c)                   14,000          190,973
Minebea Co., Ltd.                                        58,000          340,664
Mitsubishi Corp. (c)                                     69,000          499,107
Mitsubishi Estate Co., Ltd.                              60,000          490,572
Mitsui Mining & Smelting Co., Ltd. (c)                   77,000          229,343
Murata Manufacturing Co., Inc.                            7,800          501,085
Nintendo Corp., Ltd.                                      3,700          544,844
Orix Corp. (c)                                            8,700          701,894
Rohm Co.                                                  3,600          537,327
Sanyo Electric                                          115,000          501,794
Sekisui House Ltd.                                       26,000          191,106
Sony Corp. (c)                                           18,900          998,140
Sompo Japan Insurance, Inc. (c)                         134,000          820,591
Sumitomo Chemical Co.                                    94,000          427,415
Taiheiyo Cement Corp.                                       600            1,116
Takeda Chemical Industries Ltd.                          24,000        1,053,229
Takefuji Corp.                                            8,970          623,395
Toyota Motor Corp.                                       67,700        1,796,146
West Japan Railway Co.                                      236          952,978
                                                                  --------------
                                                                      16,275,646
                                                                  --------------
NETHERLANDS -- 6.84%
ABN AMRO Holdings NV                                     20,470          371,774
Akzo Nobel NV                                            10,748          468,001
ING Groep NV                                              7,599          195,123
Koninklijke Ahold NV                                     51,736        1,088,308
Koninklijke (Royal) KPN NV (b)                          125,997          589,818

                                       84

                                                     SHARES           VALUE
                                                 --------------   --------------
Philips Electronics NV                                   27,483   $      767,307
Reed Elsevier NV                                        133,813        1,823,713
Vedior NV                                                25,201          348,437
VNU NV                                                   23,860          663,092
Wolters Kluwer NV                                        30,330          575,712
                                                                  --------------
                                                                       6,891,285
                                                                  --------------
NORWAY -- 0.45%
Telenor ASA                                             128,700          456,194
                                                                  --------------
PORTUGAL -- 0.93%
Electricidade de Portugal S.A.                          391,281          757,398
Portugal Telecom S.A.                                    25,079          177,090
                                                                  --------------
                                                                         934,488
                                                                  --------------
SINGAPORE -- 1.59%
DBS Group Holdings Ltd.                                  94,000          659,724
Neptune Orient Lines Ltd. (b)                           736,000          424,904
Singapore Technologies Engineering Ltd.                 478,000          522,153
                                                                  --------------
                                                                       1,606,781
                                                                  --------------
SPAIN -- 2.75%
Banco Bilbao Vizcaya                                    105,475        1,192,708
Banco Santander Central Hispano S.A.                    139,481        1,107,517
Telefonica S.A.                                          55,954          469,710
                                                                  --------------
                                                                       2,769,935
                                                                  --------------
SWEDEN -- 3.64%
Nordea AB                                                67,500          367,227
Sandvik AB (c)                                           18,000          449,486
Svenska Cellulosa AB                                     29,490        1,049,260
Svenska Handelsbanken AB (c)                             53,150          812,532
Swedish Match AB                                        120,140          993,487
                                                                  --------------
                                                                       3,671,992
                                                                  --------------
SWITZERLAND -- 7.02%
Compagnie Financiere Richemont AG                        25,819          587,229
Credit Suisse Group                                      14,585          463,039
Givaudan S.A.                                             1,686          679,702
Nestle S.A.                                               7,295        1,700,843
Novartis AG                                              46,814        2,058,709
Roche Holding AG                                         12,986          981,607
Swiss Re                                                  6,157          601,924
                                                                  --------------
                                                                       7,073,053
                                                                  --------------
UNITED KINGDOM -- 27.05%
Abbey National PLC                                       62,454          734,932
Allied Domecq PLC                                       112,709          739,178
AstraZeneca PLC                                          10,690          442,565
Barclays Bank PLC                                       157,786        1,327,630
BOC Group PLC                                            30,182          468,805
BP PLC                                                  225,962        1,897,827
Brambles Industries, Ltd.                                65,269          326,574
BT Group PLC (b)                                        228,380          877,260
Carlton Communications PLC                              173,401          555,061
Charter PLC (b)                                         100,497          254,291
Compass Group PLC                                       113,495          688,540
Dimension Data Holdings PLC (b)                         251,845   $      157,394
Electrocomponents PLC                                    87,526          490,302
Exel PLC                                                  7,529           95,886
Gallaher Group PLC                                      178,133        1,669,895
GlaxoSmithKline PLC                                      83,269        1,799,821
HSBC Holdings PLC                                        69,302          797,030
Invensys PLC                                            318,379          431,921
Kingfisher PLC                                          108,281          521,978
Lloyds TSB Group PLC                                     66,233          659,261
Matalan PLC                                              72,599          345,267
National Grid Group PLC                                 133,677          949,538
Prudential PLC                                           76,928          703,567
Reckitt Benckiser PLC                                    25,432          456,275
Rentokil Initial PLC                                    151,375          616,077
Rolls-Royce PLC                                         284,847          703,390
Royal Bank of Scotland Group PLC                         61,787        1,751,781
Safeway PLC                                             171,486          736,482
Scottish & Southern Energy PLC                           87,505          865,660
Scottish Power PLC                                       24,565          132,085
Shell Transport & Trading PLC                           370,996        2,799,266
Smurfit (Jefferson) Group PLC                           182,469          557,844
Stagecoach Holdings PLC                                 190,850          182,547
Vodafone Group PLC                                    1,107,421        1,519,235
                                                                  --------------
                                                                      27,255,165
                                                                  --------------
Total International Equities
  (Cost $81,482,134)                                                  97,890,189
                                                                  --------------

SHORT-TERM INVESTMENTS -- 1.24%
OTHER -- 1.24%
UBS Supplementary Trust
  U.S. Cash Management Prime Fund
  (Cost $1,253,925)                                   1,253,925        1,253,925
                                                                  --------------
Total Investments
  (Cost $82,736,059) -- 98.40% (a)                                    99,144,114
Total Investments of Cash Collateral for
  Securities Loaned
  (Cost $9,853,046) -- 9.78% (a)                                       9,853,046
Liabilities, less cash and
  other assets -- (8.18)%                                             (8,243,044)
                                                                  --------------
Net Assets-- 100%                                                 $  100,754,116
                                                                  ==============

INVESTMENTS OF CASH COLLATERAL FOR
 SECURITIES LOANED -- 9.78%
OTHER -- 9.78 %
UBS Supplementary Trust
  U.S. Cash Management Prime Fund
  (Cost $9,853,046)                                   9,853,046   $    9,853,046
                                                                  ==============

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $97,040,953; and net unrealized appreciation consisted of:

            Gross unrealized appreciation                   $  17,235,764
            Gross unrealized depreciation                      (5,279,557)
                                                            -------------
                     Net unrealized appreciation            $  11,956,207
                                                            =============

(b) Non-income producing security.
(c) Security, or portion thereof, was on loan at June 30, 2002.
%   Represents a percentage of net assets.

FORWARD FOREIGN CURRENCY CONTRACTS
UBS International Equity Fund had the following open forward foreign currency contracts as of June 30, 2002:

                                                                     SETTLEMENT        LOCAL           CURRENT      UNREALIZED
                                                                        DATE         CURRENCY           VALUE      GAIN/(LOSS)
                                                                     ----------   ---------------   ------------   ------------
FORWARD FOREIGN CURRENCY BUY CONTRACTS:
Australian Dollar (AUD)                                               07/18/02       17,700,000     $  9,922,337   $    802,932
British Pound (GBP)                                                   07/18/02        5,834,464        8,884,942        394,156
Canadian Dollar (CAD)                                                 07/18/02        5,400,000        3,549,173        199,154
Euro (EUR)                                                            07/18/02       15,053,962       14,856,594      1,587,288
Hong Kong Dollar (HKD)                                                07/18/02        5,500,000          705,126            252
Japanese Yen (JPY)                                                    07/18/02      848,000,000        7,080,841        550,765
Singapore Dollar (SGD)                                                07/18/02          850,000          481,299         18,619
Swedish Krona (SEK)                                                   07/18/02       21,600,000        2,347,504        293,550
Swiss Franc (CHF)                                                     07/18/02        2,900,000        1,949,119        206,582

FORWARD FOREIGN CURRENCY SALE CONTRACTS:
Australian Dollar (AUD)                                               07/18/02        6,600,000        3,699,854       (105,594)
British Pound (GBP)                                                   07/18/02       10,750,000       16,370,505     (1,130,790)
Canadian Dollar (CAD)                                                 07/18/02        2,100,000        1,380,234        (56,084)
Danish Krone (DKK)                                                    07/18/02        3,300,000          438,359         (8,122)
Euro (EUR)                                                            07/18/02       10,600,000       10,461,027       (682,216)
Hong Kong Dollar (HKD)                                                07/18/02       11,000,000        1,410,252           (465)
Japanese Yen (JPY)                                                    07/18/02    1,041,000,000        8,692,400       (732,435)
Singapore Dollar (SGD)                                                07/18/02        2,500,000        1,415,586        (35,344)
Swedish Krona (SEK)                                                   07/18/02       39,000,000        4,238,549       (438,029)
Swiss Franc (CHF)                                                     07/18/02        1,950,000        1,310,614       (133,015)
                                                                                                                   ------------
     Total net unrealized gain on Forward Foreign Currency Contracts                                               $    731,204
                                                                                                                   ============

                See accompanying notes to financial statements.

UBS U.S. VALUE EQUITY FUND

For the fiscal year ended June 30, 2002, UBS U.S. Value Equity Fund Class Y shares declined 6.20%, outperforming its benchmark, the Russell 1000 Value Index, which declined 8.95% for the same 12-month period. Returns for all share classes over various time periods are shown in "Total Return" on the next page. Please note those returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Volatility was constant during this past fiscal year, with economic recession and recovery, geopolitical unrest and corporate governance scandals dominating the headlines and consuming equity investors. A recession kept stock prices depressed during the summer and was exacerbated after the events of September
11. Gross domestic product (GDP) fell during the third quarter and stock prices plunged further in the immediate aftermath of the attacks, with airlines and travel-related industries hit particularly hard. Value stocks, which had outperformed growth equities prior to September, were not immune to the market decline. The market began to recover during the fourth quarter, however, led by the S&P 500 Index, which surged 10.7%. Value stocks performed equally well, and the Fund declined only 0.3% for the six-month period ended December 31, 2001.

Expansion in the manufacturing sector, a 40-year low in the federal funds rate and a forecast of improved corporate earnings gave hope that equities markets were about to recover beginning 2002, but corporate governance and accounting irregularities rocked the markets. Enron executives were called before Congress and its stock price plummeted, prompting the company to seek bankruptcy protection. Accounting irregularities plagued other high-profile companies, and more bankruptcies followed. Stock prices swooned again entering the second quarter, struggling through the end of the fiscal year.

In this environment, value stocks outperformed growth and even large-cap issues, although they weren't immune to a smaller overall decline. Stock selection also helped the Fund outperform its benchmark. The financial services sector, in which the Fund has an overweight, has value in certain issues. One of our holdings, Wells Fargo, we believe is positioned to continue its recent positive performance. The company's revenue growth remains strong at better than 10% growth, and the bank's credit quality is solid and improving. Greenpoint Financial is another holding we expect to remain a positive for the Fund. This specialty finance company, with mortgage business in California and a chartered savings bank in New York, exited its manufactured housing business early in the year, improving the company's outlook.

In the utilities sector, Sempra Energy is poised to rebound from a regulatory-induced earnings slump. The utility's San Diego Gas & Electric subsidiary incurred skyrocketing costs to buy power in 2000 and 2001 while electric rates were frozen through state legislation. Once the state ironed out its energy shortage problem, power prices began to decline and consequently helped to improve Sempra's cash flow.

Healthcare and pharmaceuticals were also among our other largest overweights. Holdings including Johnson & Johnson, Abbott Laboratories, Baxter International and Cephalon have strong drug pipelines. We also added EDS to our portfolio during the first quarter, even though we remain underweight in the information services sector. All of these companies have seen stock prices struggle, despite strong fundamentals. We believe they offer value, particularly as the stock market begins to recover.

The Fund enters a new fiscal year overweighted in financial services, utilities, health care, pharmaceuticals and transportation sectors. It is underweight in retailing, computer hardware and energy. As the market rebounds and consumer and business demand for products and services pick up, we believe that companies with a history of earnings growth, strong management and stellar fundamentals will be rewarded.

TOTAL RETURN

                                                 6 MONTHS    1 YEAR   INCEPTION*
                                                   ENDED     ENDED       TO
                                                  6/30/02   6/30/02    6/30/02
--------------------------------------------------------------------------------
UBS U.S. VALUE EQUITY FUND CLASS A                 -6.02%     N/A      -5.92
--------------------------------------------------------------------------------
UBS U.S. VALUE EQUITY FUND CLASS B                 -6.43      N/A      -3.12%
--------------------------------------------------------------------------------
UBS U.S. VALUE EQUITY FUND CLASS C                 -6.42      N/A      -4.11
--------------------------------------------------------------------------------
UBS U.S. VALUE EQUITY FUND CLASS Y                 -5.92     -6.20%    -6.17
--------------------------------------------------------------------------------
UBS U.S. VALUE EQUITY FUND CLASS A+               -11.18      N/A     -11.10
--------------------------------------------------------------------------------
UBS U.S. VALUE EQUITY FUND CLASS B+               -11.10      N/A      -7.96
--------------------------------------------------------------------------------
UBS U.S. VALUE EQUITY FUND CLASS C+                -8.28      N/A      -6.05
--------------------------------------------------------------------------------
Russell 1000 Value Index                           -4.78     -8.95     -8.95
--------------------------------------------------------------------------------

* INCEPTION DATES OF UBS U.S. VALUE EQUITY FUND CLASS A, CLASS B, CLASS C AND CLASS Y ARE 12/07/01, 11/08/01, 12/12/01 AND 6/29/01, RESPECTIVELY. INCEPTION
  RETURN FOR THE INDEX IS AS OF THE NEAREST MONTH-END OF INCEPTION OF THE OLDEST SHARE CLASS: 6/30/01.

+ RETURNS INCLUDE SALES CHARGES.

TOTAL RETURN INCLUDES REINVESTMENT OF ALL CAPITAL GAIN AND INCOME DISTRIBUTIONS.

TOTAL RETURN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

ALL TOTAL RETURNS LESS THAN ONE YEAR ARE CUMULATIVE RETURNS.

ILLUSTRATION OF AN ASSUMED INVESTMENT OF $1,000,000

This chart shows the growth in the value of an investment in the UBS U.S. Value Equity Fund Class Y and the Russell 1000 Value Index if you had invested $1,000,000 on June 30, 2001, and had reinvested all your income dividends and capital gain distributions through June 30, 2002. The performance of Class A, Class B and Class C shares will vary based upon the different inception dates, class specific expenses and sales charges. No adjustment has been made for any income taxes payable by shareholders on income dividends and capital gain distributions. Past performance is no guarantee of future results. Share price and return will vary with market conditions; investors may realize a gain or loss upon redemption.

[CHART]

UBS U.S. VALUE EQUITY FUND CLASS Y VS. RUSSELL 1000 VALUE INDEX

Wealth Value with Dividends Reinvested

               UBS U.S. VALUE EQUITY
                    FUND CLASS Y       RUSSELL 1000 VALUE INDEX
               ---------------------   -----------------------
 6/30/01            $  1,000,000             $  1,000,000
 7/31/01            $  1,011,000             $    997,871
 8/31/01            $    973,000             $    957,898
 9/30/01            $    918,000             $    890,479
10/31/01            $    917,000             $    882,824
11/30/01            $    980,000             $    934,136
12/31/01            $    997,000             $    956,139
 1/31/02            $    987,000             $    948,771
 2/28/02            $    990,000             $    950,306
 3/31/02            $  1,033,000             $    995,253
 4/30/02            $  1,002,000             $    961,113
 5/31/02            $    999,000             $    965,943
 6/30/02            $    938,000             $    910,476

6/30/01 = $1,000,000

FUND RETURNS ARE NET OF ALL FEES AND COSTS, WHILE THE INDEX RETURNS ARE BASED SOLELY ON MARKET RETURNS WITHOUT DEDUCTION FOR FEES OR TRANSACTION COSTS FOR REBALANCING.

TOP TEN EQUITY HOLDINGS

AS OF JUNE 30, 2002

                                     PERCENTAGE OF
                                      NET ASSETS
--------------------------------------------------
Citigroup, Inc.                          4.6%
Wells Fargo & Co.                        4.5
Exxon Mobil Corp.                        3.9
GreenPoint Financial Corp.               3.6
American International Group, Inc        3.4
Progress Energy, Inc.                    3.3
Conoco, Inc.                             3.1
JP Morgan Chase & Co.                    3.1
United Health Group, Inc.                2.9
Wyeth, Inc.                              2.7
--------------------------------------------------
Total                                   35.1%

UBS U.S. VALUE EQUITY FUND -- SCHEDULE OF INVESTMENTS

JUNE 30, 2002

                                                     SHARES           VALUE
                                                 --------------   --------------
U.S. EQUITIES -- 98.25%
AUTOS/DURABLES -- 0.99%
Johnson Controls, Inc.                                      500   $       40,805
                                                                  --------------
BANKS -- 16.67%
Citigroup, Inc.                                           4,900          189,875
FleetBoston Financial Corp.                               2,500           80,875
GreenPoint Financial Corp.                                3,000          147,300
PNC Financial Services Group                              1,600           83,648
Wells Fargo & Co.                                         3,650          182,719
                                                                  --------------
                                                                         684,417
                                                                  --------------
BROADCASTING & PUBLISHING -- 2.00%
Viacom, Inc.                                              1,850           82,085
                                                                  --------------
CAPITAL GOODS -- 4.30%
Illinois Tool Works, Inc.                                 1,600          109,280
Pentair, Inc.                                             1,400           67,312
                                                                  --------------
                                                                         176,592
                                                                  --------------
CHEMICALS -- 6.44%
Dow Chemical Co.                                          3,050          104,859
Exxon Mobil Corp.                                         3,900          159,588
                                                                  --------------
                                                                         264,447
                                                                  --------------
COMPUTER SYSTEMS -- 1.72%
Electronic Data Systems Corp.                             1,900           70,585
                                                                  --------------
CONSTRUCTION -- 1.24%
Martin Marietta Materials, Inc.                           1,300           50,700
                                                                  --------------
ENERGY -- 12.15%
Conoco, Inc.                                              4,650          129,270
DTE Energy Co.                                            1,350           60,264
Exelon Corp.                                                950           49,685
FirstEnergy Corp.                                         2,600           86,788
Progress Energy, Inc.                                     2,600          135,226
Sempra Energy                                             1,700           37,621
                                                                  --------------
                                                                         498,854
                                                                  --------------
FINANCIAL SERVICES -- 13.92%
American International Group, Inc.                        2,034          138,780
Freddie Mac                                               1,700          104,040
Hartford Financial Services Group, Inc. (The)               950           56,496
JP Morgan Chase & Co.                                     3,700          125,504
Morgan Stanley                                            2,100           90,468
U.S. Bancorp                                              2,400           56,040
                                                                  --------------
                                                                         571,328
                                                                  --------------
HEALTH: DRUGS -- 6.58%
Abbott Laboratories, Inc.                                 2,300           86,595
Bristol-Myers Squibb Co.                                  1,000           25,700
Cephalon, Inc. (b)                                        1,000           45,200
Wyeth, Inc.                                               2,200          112,640
                                                                  --------------
                                                                         270,135
                                                                  --------------
HEALTH: NON-DRUGS -- 6.45%
Baxter International, Inc.                                  800           35,560
Beckman Coulter, Inc.                                       900           44,910
Johnson & Johnson                                         1,250           65,325
United Health Group, Inc.                                 1,300          119,015
                                                                  --------------
                                                                         264,810
                                                                  --------------
HOUSING/PAPER -- 2.25%
Kroger Co. (b)                                            4,650   $       92,535
                                                                  --------------
LEISURE & TOURISM -- 0.92%
Walt Disney Co.                                           2,000           37,800
                                                                  --------------
METALS-NON-FERROUS -- 2.25%
Masco Corp.                                               3,400           92,174
                                                                  --------------
RETAIL/APPAREL -- 2.39%
Newell Rubbermaid, Inc.                                   2,800           98,168
                                                                  --------------
SERVICES/MISCELLANEOUS -- 3.63%
First Data Corp.                                          1,200           44,640
Household International, Inc.                             2,100          104,370
                                                                  --------------
                                                                         149,010
                                                                  --------------
TECHNOLOGY -- 1.99%
United Technologies Corp.                                 1,200           81,480
                                                                  --------------
TELECOMMUNICATIONS-SERVICES -- 6.81%
AT&T Wireless Group (b)                                     471            2,755
BellSouth Corp.                                           1,500           47,250
Motorola, Inc.                                            2,950           42,539
Nextel Communications, Inc.                              14,300           45,903
SBC Communications, Inc.                                  2,150           65,575
Sprint Corp.                                              2,400           25,464
Verizon Communications, Inc.                              1,250           50,188
                                                                  --------------
                                                                         279,674
                                                                  --------------
TEXTILES AND APPAREL -- 0.58%
CommScope, Inc.                                           1,900           23,750
                                                                  --------------
TRANSPORTATION -- 4.29%
Burlington Northern Santa Fe Corp.                        2,600           78,000
Norfolk Southern Corp.                                    4,200           98,196
                                                                  --------------
                                                                         176,196
                                                                  --------------
UTILITIES -- 0.68%
CMS Energy Corp.                                          2,550           27,999
                                                                  --------------
Total U.S. Equities (Cost $4,382,404)                                  4,033,544
                                                                  --------------
SHORT-TERM INVESTMENTS -- 1.16%
INVESTMENT COMPANIES -- 1.16%
JPMorgan U.S. Government
  Money Market Fund
  (Cost $47,741)                                         47,741           47,741
                                                                  --------------
Total Investments
  (Cost $4,430,145) -- 99.41% (a)                                      4,081,285

Cash and other assets,
  less liabilities -- 0.59%                                               24,262
                                                                  --------------
Net Assets --100%                                                 $    4,105,547
                                                                  ==============

NOTES TO SCHEDULE OF INVESTMENTS

(a) Aggregate cost for federal income tax purposes was $4,439,410; and net unrealized depreciation consisted of:

            Gross unrealized appreciation                    $  184,430
            Gross unrealized depreciation                      (542,555)
                                                             ----------
                     Net unrealized depreciation             $ (358,125)
                                                             ==========

(b) Non-income producing.

%   Represents a percentage of net assets.

                 See accompanying notes to financial statements.

THE UBS FUNDS -- FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2002

                                           UBS GLOBAL                     UBS GLOBAL                                    UBS U.S.
                                           ALLOCATION      UBS GLOBAL     TECHNOLOGY     UBS GLOBAL     UBS GLOBAL      BALANCED
                                              FUND        EQUITY FUND        FUND       BIOTECH FUND    BOND FUND         FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at cost:
      Unaffiliated issuers                $ 142,052,667  $  54,425,065  $     719,498  $   2,979,224  $  31,181,890  $  23,314,205
      Affiliated issuers                     28,203,141        915,301             --             --      1,318,563      2,881,099
   Foreign currency, at cost                    512,295        189,713             --             31        112,685             --
   Investments of cash collateral
      received for securities loaned,
      at cost                                 5,763,657             --             --             --             --             --
                                          -------------  -------------  -------------  -------------  -------------  -------------
                                          $ 176,531,760  $  55,530,079  $     719,498  $   2,979,255  $  32,613,138  $  26,195,304
                                          =============  =============  =============  =============  =============  =============
   Investments, at value:
      Unaffiliated issuers+               $ 140,599,393  $  54,935,120  $     678,670  $   2,224,655  $  33,578,331  $  22,734,824
      Affiliated issuers                     31,107,608        915,301             --             --      1,318,563      2,881,099
   Foreign currency, at value                   516,209        193,862             --             33        115,488             --
   Investments of cash collateral
      received for securities loaned,
      at value                                5,763,660             --             --             --             --             --
   Cash                                              --         33,811         44,077             --             --             --
   Receivables:
      Investment securities sold                566,249      1,178,901             --         43,674         90,813         65,150
      Due from Advisor                               --          5,318         52,355         48,338             --          7,684
      Dividends                                 182,236        130,336            346             --             --         16,466
      Interest                                  540,414          1,418             36            258        601,791         89,009
      Fund shares sold                          297,980         57,017             --             --        798,339         59,702
      Variation margin                           14,544             --             --             --             --             --
   Other assets                                      --             --             --             --             --             --
   Net unrealized appreciation
      on forward foreign currency
      contracts                               3,527,641        900,593             --             --        429,314             --
                                          -------------  -------------  -------------  -------------  -------------  -------------
      TOTAL ASSETS                          183,115,934     58,351,677        775,484      2,316,958     36,932,639     25,853,934
                                          -------------  -------------  -------------  -------------  -------------  -------------
LIABILITIES:
   Payables:
      Securities loaned                       5,763,657             --             --             --             --             --
      Investment securities
         purchased                              800,199        834,596             --         40,958         93,548        120,991
      Investment advisory fees                  115,498             --             --             --         10,926             --
      Fund shares redeemed                      558,251        773,706        122,691        135,285         32,429          6,888
      Distribution and service
         fees                                     5,381          7,828            187            252          1,332          1,788
      Transfer agent fees                         2,250          3,750          2,250          2,250          2,250          2,250
      Variation margin                               --             --             --             --             --          1,153
      Accrued expenses                          231,393         75,572         19,512         21,818         54,657         51,921
                                          -------------  -------------  -------------  -------------  -------------  -------------
      TOTAL LIABILITIES                       7,476,629      1,695,452        144,640        200,563        195,142        184,991
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS                                $ 175,639,305  $  56,656,225  $     630,844  $   2,116,395  $  36,737,497  $  25,668,943
                                          =============  =============  =============  =============  =============  =============
NET ASSETS CONSIST OF:
   Paid in capital                        $ 178,098,113  $  59,746,875  $   2,417,343  $   4,459,534  $  37,994,210  $  27,353,739
   Accumulated undistributed
      net investment income (loss)            2,392,980        881,437             --             --     (1,457,616)       277,550
   Accumulated net realized gain (loss)     (10,507,470)    (5,392,524)    (1,745,671)    (1,588,572)    (2,668,620)    (1,380,166)
   Net unrealized appreciation
      (depreciation)                          5,655,682      1,420,437        (40,828)      (754,567)     2,869,523       (582,180)
                                          -------------  -------------  -------------  -------------  -------------  -------------
      NET ASSETS                          $ 175,639,305  $  56,656,225  $     630,844  $   2,116,395  $  36,737,497  $  25,668,943
                                          =============  =============  =============  =============  =============  =============

   *  The Fund commenced investment operations on June 29, 2001.
   + The Market value of securities loaned for the UBS Global Allocation Fund and the UBS International Equity Fund as of June 30, 2002 were $5,884,503 and $9,658,450, respectively.

                 See accompanying notes to financial statements.

                                                            UBS U.S.       UBS U.S.       UBS U.S.
                                             UBS U.S.      LARGE CAP      LARGE CAP      SMALL CAP       UBS U.S.      UBS HIGH
                                           EQUITY FUND    EQUITY FUND    GROWTH FUND    GROWTH FUND     BOND FUND     YIELD FUND
----------------------------------------------------------------------------------------------------------------------------------
ASSETS:
   Investments, at cost:
      Unaffiliated issuers                $  90,231,179  $   3,414,906  $   5,548,283  $  34,050,927  $  73,400,510  $ 219,785,553
      Affiliated issuers                      1,775,539             --             --      3,103,143      2,836,367        963,891
   Foreign currency, at cost                         --             --             --             --             --             --
   Investments of cash collateral
      received for securities loaned,
      at cost                                        --             --             --             --             --             --
                                          -------------  -------------  -------------  -------------  -------------  -------------
                                          $  92,006,718  $   3,414,906  $   5,548,283  $  37,154,070  $  76,236,877  $ 220,749,444
                                          =============  =============  =============  =============  =============  =============
   Investments, at value:
      Unaffiliated issuers+               $ 100,174,312  $   3,174,903  $   4,317,646  $  36,138,511  $  74,268,673  $ 132,202,080
      Affiliated issuers                      1,775,539             --             --      3,103,143      2,836,367        963,891
   Foreign currency, at value                        --             --             --             --             --             --
   Investments of cash collateral
      received for securities loaned,
      at value                                       --             --             --             --             --             --
   Cash                                              --             --             --             --             --             --
   Receivables:
      Investment securities sold                     --            250        123,453      1,718,064        522,185      5,015,088
      Due from Advisor                               --         41,628         10,755             --          5,790             --
      Dividends                                 113,721          3,481          2,636          2,502             --          8,344
      Interest                                    4,450             64            269          4,217        803,832      3,886,132
      Fund shares sold                          202,744             --         19,910         51,951      3,066,665         30,279
      Variation margin                               --             --             --             --             --             --
   Other assets                                      --             --             --             --             --         88,733
   Net unrealized appreciation
      on forward foreign currency
      contracts                                      --             --             --             --             --             --
                                          -------------  -------------  -------------  -------------  -------------  -------------
      TOTAL ASSETS                          102,270,766      3,220,326      4,474,669     41,018,388     81,503,512    142,194,547
                                          -------------  -------------  -------------  -------------  -------------  -------------
LIABILITIES:
   Payables:
      Securities loaned                              --             --             --             --             --             --
      Investment securities
         purchased                              342,544         46,616        261,026      1,618,590        539,336      1,994,279
      Investment advisory fees                   48,969             --             --         10,996             --         39,551
      Fund shares redeemed                       49,065             --         57,307        159,733         52,469        342,417
      Distribution and service
         fees                                     4,350          1,695          1,609          1,659          5,274         81,685
      Transfer agent fees                         2,250          2,250          2,250          2,250          2,250         48,360
      Variation margin                            3,325             --             --             --             --             --
      Accrued expenses                          119,273         39,481         19,799         52,781         58,445         96,686
                                          -------------  -------------  -------------  -------------  -------------  -------------
      TOTAL LIABILITIES                         569,776         90,042        341,991      1,846,009        657,774      2,602,978
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET ASSETS                                $ 101,700,990  $   3,130,284  $   4,132,678  $  39,172,379  $  80,845,738  $ 139,591,569
                                          =============  =============  =============  =============  =============  =============
NET ASSETS CONSIST OF:
   Paid in capital                        $  91,861,148  $   9,587,250  $   8,132,100  $  38,656,988  $  81,871,435  $ 381,569,254
   Accumulated undistributed
      net investment income (loss)              938,569         45,696             --             --        105,723        430,319
   Accumulated net realized gain (loss)        (970,323)    (6,262,660)    (2,768,785)    (1,572,193)    (1,999,583)  (246,227,340)
   Net unrealized appreciation
      (depreciation)                          9,871,596       (240,002)    (1,230,637)     2,087,584        868,163      3,819,336
                                          -------------  -------------  -------------  -------------  -------------  -------------
      NET ASSETS                          $ 101,700,990  $   3,130,284  $   4,132,678  $  39,172,379  $  80,845,738  $ 139,591,569
                                          =============  =============  =============  =============  =============  =============

                                              UBS           UBS U.S.
                                          INTERNATIONAL  VALUE EQUITY
                                           EQUITY FUND       FUND*
----------------------------------------------------------------------
ASSETS:
   Investments, at cost:
      Unaffiliated issuers                $  81,482,134  $   4,430,145
      Affiliated issuers                      1,253,925             --
   Foreign currency, at cost                    538,044             --
   Investments of cash collateral
      received for securities loaned,
      at cost                                 9,853,046             --
                                          -------------  -------------
                                          $  93,127,149  $   4,430,145
                                          =============  =============
   Investments, at value:
      Unaffiliated issuers+               $  97,890,189  $   4,081,285
      Affiliated issuers                      1,253,925             --
   Foreign currency, at value                   539,113             --
   Investments of cash collateral
      received for securities loaned,
      at value                                9,853,046             --
   Cash                                         123,011          7,245
   Receivables:
      Investment securities sold              1,897,691             --
      Due from Advisor                               --         32,525
      Dividends                                 438,958          5,123
      Interest                                   22,758             74
      Fund shares sold                          909,529          1,883
      Variation margin                               --             --
   Other assets                                      --             --
   Net unrealized appreciation
      on forward foreign currency
      contracts                                 731,204             --
                                          -------------  -------------
      TOTAL ASSETS                          113,659,424      4,128,135
                                          -------------  -------------
LIABILITIES:
   Payables:
      Securities loaned                       9,853,046             --
      Investment securities
         purchased                            1,353,652             --
      Investment advisory fees                   41,159             --
      Fund shares redeemed                    1,475,068             --
      Distribution and service
         fees                                     1,422            689
      Transfer agent fees                         2,250          2,250
      Variation margin                               --             --
      Accrued expenses                          178,711         19,649
                                          -------------  -------------
      TOTAL LIABILITIES                      12,905,308         22,588
                                          -------------  -------------
NET ASSETS                                $ 100,754,116  $   4,105,547
                                          =============  =============
NET ASSETS CONSIST OF:
   Paid in capital                        $  92,105,043  $   4,375,912
   Accumulated undistributed
      net investment income (loss)            3,475,868         37,360
   Accumulated net realized gain (loss)     (11,994,018)        41,135
   Net unrealized appreciation
      (depreciation)                         17,167,223       (348,860)
                                          -------------  -------------
      NET ASSETS                          $ 100,754,116  $   4,105,547
                                          =============  =============

NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:

                                           UBS GLOBAL                     UBS GLOBAL                                   UBS U.S.
                                           ALLOCATION      UBS GLOBAL     TECHNOLOGY     UBS GLOBAL     UBS GLOBAL     BALANCED
                                              FUND        EQUITY FUND       FUND        BIOTECH FUND    BOND FUND        FUND
----------------------------------------------------------------------------------------------------------------------------------
CLASS A:
   Net assets                             $   6,914,095  $  15,173,431  $     392,000  $     241,535  $   1,924,743  $   2,583,489
   Shares outstanding                           652,540      1,619,776        117,126         50,954        213,693        285,712
   Net asset value per share              $       10.60  $        9.37  $        3.35  $        4.74  $        9.01  $        9.04
   Offering price per share
      (NAV per share plus maximum
      sales charge)(a)                    $       11.22  $        9.92  $        3.54  $        5.02  $        9.43  $        9.57
   Redemption proceeds
      per share                           $       10.60  $        9.37  $        3.35  $        4.74  $        9.01  $        9.04
----------------------------------------------------------------------------------------------------------------------------------
CLASS B:
   Net assets                             $   1,570,248  $     417,713  $          --  $      18,793  $     392,178  $     912,614
   Shares outstanding                           149,209         44,721             --          3,984         43,510        101,422
   Net asset value per share              $       10.52  $        9.34  $          --  $        4.72  $        9.01  $        9.00
   Offering price per share               $       10.52  $        9.34  $          --  $        4.72  $        9.01  $        9.00
   Redemption proceeds
      per share (NAV per share minus
      maximum redemption charge)(a)       $        9.99  $        8.87  $          --  $        4.48  $        8.56  $        8.55
----------------------------------------------------------------------------------------------------------------------------------
CLASS C:
   Net assets                             $   1,525,266  $     351,347  $         472  $         551  $          --  $     402,057
   Shares outstanding                           144,763         37,660            141            117             --         44,629
   Net asset value per share              $       10.54  $        9.33  $        3.35  $        4.71  $          --  $        9.01
   Offering price per share
      (NAV per share plus maximum
      sales charge)(a)                    $       10.65  $        9.42  $        3.38  $        4.76  $          --  $        9.10
   Redemption proceeds
      per share (NAV per share minus
      maximum redemption charge)(a)       $       10.43  $        9.24  $        3.32  $        4.66  $          --  $        8.92
----------------------------------------------------------------------------------------------------------------------------------
CLASS Y:
   Net assets                             $ 165,629,696  $  40,713,734  $     238,372  $   1,855,516  $  34,420,576  $  21,770,783
   Shares outstanding                        15,499,228      4,298,670         71,234        389,354      3,515,934      2,394,189
   Net asset value per share              $       10.69  $        9.47  $        3.35  $        4.77  $        9.79  $        9.09
   Offering price per share               $       10.69  $        9.47  $        3.35  $        4.77  $        9.79  $        9.09
   Redemption proceeds
      per share                           $       10.69  $        9.47  $        3.35  $        4.77  $        9.79  $        9.09
----------------------------------------------------------------------------------------------------------------------------------

(a) For Class A, the maximum sales charge is 5.50%, except for UBS Global Bond Fund, UBS U.S. Bond Fund, and the UBS High Yield Fund which is 4.50%. Class C maximum sales charge is 1.00%. Class B and Class Y have no sales charges. For Class B, the maximum redemption charge is 5.00%, Class C maximum redemption charge is 1.00%, except for UBS Global Bond Fund, UBS U.S. Bond Fund and the UBS High Yield Fund which is 0.75%. Class A and Class Y have no redemption charges.
+    The Fund commenced investment operations on June 29, 2001.

                 See accompanying notes to financial statements.

                                                            UBS U.S.       UBS U.S.       UBS U.S.
                                             UBS U.S.      LARGE CAP      LARGE CAP      SMALL CAP       UBS U.S.      UBS HIGH
                                           EQUITY FUND    EQUITY FUND    GROWTH FUND    GROWTH FUND     BOND FUND     YIELD FUND
----------------------------------------------------------------------------------------------------------------------------------
CLASS A:
   Net assets                             $  13,697,693  $     262,871  $   1,154,562  $   1,788,739  $  18,558,163  $  65,831,976
   Shares outstanding                           982,840         35,970        180,939        182,707      1,765,075     10,358,781
   Net asset value per share              $       13.94  $        7.31  $        6.38  $        9.79  $       10.51  $        6.36
   Offering price per share
      (NAV per share plus maximum
      sales charge)(a)                    $       14.75  $        7.74  $        6.75  $       10.36  $       11.01  $        6.66
   Redemption proceeds
      per share                           $       13.94  $        7.31  $        6.38  $        9.79  $       10.51  $        6.36
----------------------------------------------------------------------------------------------------------------------------------
CLASS B:
   Net assets                             $     222,984  $      94,055  $     115,444  $     656,195  $   1,404,600  $  15,692,009
   Shares outstanding                            16,078         12,937         18,165         67,292        133,795      2,469,606
   Net asset value per share              $       13.87  $        7.27  $        6.36  $        9.75  $       10.50  $        6.35
   Offering price per share               $       13.87  $        7.27  $        6.36  $        9.75  $       10.50  $        6.35
   Redemption proceeds
      per share (NAV per share minus
      maximum redemption charge)(a)       $       13.18  $        6.91  $        6.04  $        9.26  $        9.98  $        6.03
----------------------------------------------------------------------------------------------------------------------------------
CLASS C:
   Net assets                             $      70,226  $     211,547  $     572,012  $     409,815  $   1,142,906  $  17,947,343
   Shares outstanding                             5,060         29,017         90,055         42,069        108,825      2,824,376
   Net asset value per share              $       13.88  $        7.29  $        6.35  $        9.74  $       10.50  $        6.35
   Offering price per share
      (NAV per share plus maximum
      sales charge)(a)                    $       14.02  $        7.36  $        6.41  $        9.84  $       10.61  $        6.41
   Redemption proceeds
      per share (NAV per share minus
      maximum redemption charge)(a)       $       13.74  $        7.22  $        6.29  $        9.64  $       10.42  $        6.30
----------------------------------------------------------------------------------------------------------------------------------
CLASS Y:
   Net assets                             $  87,710,087  $   2,561,811  $   2,290,660  $  36,317,630  $  59,740,069  $  40,120,241
   Shares outstanding                         6,235,429        352,387        354,208      3,662,601      5,673,693      6,286,375
   Net asset value per share              $       14.07  $        7.27  $        6.47  $        9.92  $       10.53  $        6.38
   Offering price per share               $       14.07  $        7.27  $        6.47  $        9.92  $       10.53  $        6.38
   Redemption proceeds
      per share                           $       14.07  $        7.27  $        6.47  $        9.92  $       10.53  $        6.38
----------------------------------------------------------------------------------------------------------------------------------

                                              UBS          UBS U.S.
                                          INTERNATIONAL  VALUE EQUITY
                                           EQUITY FUND       FUND+
----------------------------------------------------------------------
CLASS A:
   Net assets                             $   2,599,061  $     751,111
   Shares outstanding                           321,520         80,143
   Net asset value per share              $        8.08  $        9.37
   Offering price per share
      (NAV per share plus maximum
      sales charge)(a)                    $        8.55  $        9.92
   Redemption proceeds
      per share                           $        8.08  $        9.37
----------------------------------------------------------------------
CLASS B:
   Net assets                             $     120,414  $     301,261
   Shares outstanding                            14,949         32,316
   Net asset value per share              $        8.05  $        9.32
   Offering price per share               $        8.05  $        9.32
   Redemption proceeds
      per share (NAV per share minus
      maximum redemption charge)(a)       $        7.65  $        8.85
----------------------------------------------------------------------
CLASS C:
   Net assets                             $     183,255  $     233,871
   Shares outstanding                            22,772         25,055
   Net asset value per share              $        8.05  $        9.33
   Offering price per share
      (NAV per share plus maximum
      sales charge)(a)                    $        8.13  $        9.42
   Redemption proceeds
      per share (NAV per share minus
      maximum redemption charge)(a)       $        7.97  $        9.24
----------------------------------------------------------------------
CLASS Y:
   Net assets                             $  97,851,386  $   2,819,304
   Shares outstanding                        12,048,397        300,432
   Net asset value per share              $        8.12  $        9.38
   Offering price per share               $        8.12  $        9.38
   Redemption proceeds
      per share                           $        8.12  $        9.38
----------------------------------------------------------------------

STATEMENTS OF OPERATIONS
FOR THE PERIOD ENDED
JUNE 30, 2002

                                           UBS GLOBAL                     UBS GLOBAL
                                           ALLOCATION      UBS GLOBAL      TECHNOLOGY    UBS GLOBAL    UBS GLOBAL       UBS U.S.
                                              FUND        EQUITY FUND       FUND        BIOTECH FUND    BOND FUND    BALANCED FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
      Dividends                           $   1,794,155  $   1,161,760  $       2,538  $       2,338  $          --  $     229,012
      Interest                                2,174,106         57,906          1,831          2,483      1,618,842        585,359
      Securities lending-net                     54,304             --             --             --             --             --
      Foreign tax withheld                      (71,174)       (63,687)            --             --         (1,853)            --
                                          -------------  -------------  -------------  -------------  -------------  -------------
         TOTAL INCOME                         3,951,391      1,155,979          4,369          4,821      1,616,989        814,371
                                          -------------  -------------  -------------  -------------  -------------  -------------
EXPENSES:
      Advisory                                1,319,471        472,933         21,507         31,990        280,606        167,846
      Administration                             88,315             --             --             --             --             --
      Professional services                     154,410         71,181         23,744         28,442         49,489         39,023
      Shareholder reports                       140,806         53,383          4,621          5,366         25,022         20,456
      Distribution and service fees:
         Class A                                  9,386         25,632          1,010            789          1,772          2,507
         Class B                                  1,385          1,401             --            132            769          2,653
         Class C                                  2,255          1,243              2              5             --          1,517
         Class UBS                               15,036         50,047          1,957          2,347          1,714          2,109
      Custodian                                  34,578         24,638             39             72         13,136            600
      State registration                         42,372         53,235         51,816         51,133         43,473         46,885
      Transfer agent                              5,480          5,753          8,329          8,457          6,848          7,561
      Other                                      30,130         24,816          8,808         10,081         17,941         13,002
                                          -------------  -------------  -------------  -------------  -------------  -------------
         TOTAL OPERATING
           EXPENSES                           1,843,624        784,262        121,833        138,814        440,770        304,159
                                          -------------  -------------  -------------  -------------  -------------  -------------
         Expenses waived by
           Advisor                                   --       (109,842)       (94,978)       (99,376)       (98,763)      (103,551)
         Earnings credits                        (1,468)        (5,425)            --             (2)          (977)            --
                                          -------------  -------------  -------------  -------------  -------------  -------------
         NET OPERATING
           EXPENSES                           1,842,156        668,995         26,855         39,436        341,030        200,608
         Interest Expense                            --             --             --             --          2,386          1,756
                                          -------------  -------------  -------------  -------------  -------------  -------------
         NET INVESTMENT
           INCOME (LOSS)                      2,109,235        486,984        (22,486)       (34,615)     1,273,573        612,007
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                            (1,517,058)    (4,414,246)      (737,201)    (1,235,262)       171,428         15,372
      Futures contracts                       2,579,198             --             --             --             --        (28,343)
      Foreign currency transactions          (2,264,315)       394,451             16         10,239     (2,143,477)            --
                                          -------------  -------------  -------------  -------------  -------------  -------------
         Net realized gain (loss)            (1,202,175)    (4,019,795)      (737,185)    (1,225,023)    (1,972,049)       (12,971)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Change in net unrealized
      appreciation or depreciation on:
      Investments and foreign
         currency                               101,339     (1,685,839)       243,960       (724,314)     5,034,058     (1,255,945)
      Futures contracts                         366,666             --             --             --             --        (16,277)
      Forward contracts                       6,462,033        913,417             --             --        803,244             --
      Translation of other assets
         and liabilities denominated
         in foreign currency                     10,267         11,882             --              3         60,206             --
                                          -------------  -------------  -------------  -------------  -------------  -------------
         Change in net unrealized
           appreciation
           (depreciation)                     6,940,305       (760,540)       243,960       (724,311)     5,897,508     (1,272,222)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Net realized and unrealized
      gain (loss)                             5,738,130     (4,780,335)      (493,225)    (1,949,334)     3,925,459     (1,285,193)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Net increase (decrease)
      in net assets resulting
      from operations                     $   7,847,365  $  (4,293,351) $    (515,711) $  (1,983,949) $   5,199,032  $    (673,186)
                                          =============  =============  =============  =============  =============  =============

*    The Fund commenced investment operations on June 29, 2001.

                 See accompanying notes to financial statements.

                                                            UBS U.S.       UBS U.S.       UBS U.S.
                                            UBS U.S.       LARGE CAP      LARGE CAP      SMALL CAP       UBS U.S.      UBS HIGH
                                           EQUITY FUND    EQUITY FUND    GROWTH FUND    GROWTH FUND     BOND FUND     YIELD FUND
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
      Dividends                           $   1,910,948  $      86,308  $      35,642  $      79,275  $          --  $      16,687
      Interest                                  114,486         10,904          3,912         56,764      5,045,239     12,365,975
      Securities lending-net                         --             --             --             --             --             --
      Foreign tax withheld                           --             --             --             --             --             --
                                          -------------  -------------  -------------  -------------  -------------  -------------
         TOTAL INCOME                         2,025,434         97,212         39,554        136,039      5,045,239     12,382,662
                                          -------------  -------------  -------------  -------------  -------------  -------------
EXPENSES:
      Advisory                                  870,376         39,402         36,801        390,240        427,378        629,243
      Administration                                 --             --             --             --             --             --
      Professional services                     108,345         36,008          7,266         40,482         73,512         24,477
      Shareholder reports                        95,321          4,820          5,584         43,218         72,859        178,085
      Distribution and service fees:
         Class A                                 26,585            476          2,912          2,806         13,510        108,444
         Class B                                  1,306            559            603          2,259          3,288        106,526
         Class C                                    298            125          3,854          1,475          4,157         89,265
         Class UBS                                9,683          6,568          7,722          5,103          3,887          5,504
      Custodian                                   3,315            141            132            976          1,891          2,622
      State registration                         39,424         57,194         44,687         49,053         49,841         47,120
      Transfer agent                              5,381          8,215          7,868          7,797          7,811         97,633
      Other                                      29,226         12,014         10,514         18,502         24,945         70,828
                                          -------------  -------------  -------------  -------------  -------------  -------------
         TOTAL OPERATING
           EXPENSES                           1,189,260        165,522        127,943        561,911        683,079      1,359,747
                                          -------------  -------------  -------------  -------------  -------------  -------------
         Expenses waived by
           Advisor                             (156,903)      (112,897)       (70,817)      (101,812)      (145,430)      (324,507)
         Earnings credits                          (206)            --             --             --            (21)            --
                                          -------------  -------------  -------------  -------------  -------------  -------------
         NET OPERATING
           EXPENSES                           1,032,151         52,625         57,126        460,099        537,628      1,035,240
         Interest Expense                            --             --             --             --         29,408          3,884
                                          -------------  -------------  -------------  -------------  -------------  -------------
         NET INVESTMENT
           INCOME (LOSS)                        993,283         44,587        (17,572)      (324,060)     4,478,203     11,343,538
                                          -------------  -------------  -------------  -------------  -------------  -------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                             6,231,890       (156,489)    (2,195,537)      (431,999)     1,921,383    (27,901,284)
      Futures contracts                        (131,326)       (26,250)            --             --             --             --
      Foreign currency transactions                  --             --             --             --             --             --
                                          -------------  -------------  -------------  -------------  -------------  -------------
         Net realized gain (loss)             6,100,564       (182,739)    (2,195,537)      (431,999)     1,921,383    (27,901,284)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Change in net unrealized
      appreciation or depreciation on:
      Investments and foreign
         currency                           (15,917,505)      (399,899)       475,180     (4,904,899)       925,071      7,837,661
      Futures contracts                        (100,853)            --             --             --             --             --
      Forward contracts                              --             --             --             --             --             --
      Translation of other assets
         and liabilities denominated
         in foreign currency                         --             --             --             --             --             --
                                          -------------  -------------  -------------  -------------  -------------  -------------
         Change in net unrealized
           appreciation
           (depreciation)                   (16,018,358)      (399,899)       475,180     (4,904,899)       925,071      7,837,661
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Net realized and unrealized
      gain (loss)                            (9,917,794)      (582,638)    (1,720,357)    (5,336,898)     2,846,454    (20,063,623)
                                          -------------  -------------  -------------  -------------  -------------  -------------
   Net increase (decrease)
      in net assets resulting
      from operations                     $  (8,924,511) $    (538,051) $  (1,737,929) $  (5,660,958) $   7,324,657  $  (8,720,085)
                                          =============  =============  =============  =============  =============  =============

                                               UBS          UBS U.S.
                                          INTERNATIONAL  VALUE EQUITY
                                           EQUITY FUND       FUND*
----------------------------------------------------------------------
INVESTMENT INCOME:
      Dividends                           $   2,856,933  $      68,713
      Interest                                  241,328            933
      Securities lending-net                     50,612             --
      Foreign tax withheld                     (261,181)            --
                                          -------------  -------------
         TOTAL INCOME                         2,887,692         69,646
                                          -------------  -------------
EXPENSES:
      Advisory                                1,121,694         24,925
      Administration                                 --             --
      Professional services                     136,946         15,998
      Shareholder reports                       107,304          3,460
      Distribution and service fees:
         Class A                                  3,424            942
         Class B                                    149          1,212
         Class C                                    280            797
         Class UBS                               10,294             --
      Custodian                                 112,865             89
      State registration                         79,422         50,907
      Transfer agent                              6,542          8,585
      Other                                      33,668          9,523
                                          -------------  -------------
         TOTAL OPERATING
           EXPENSES                           1,612,588        116,438
                                          -------------  -------------
         Expenses waived by
           Advisor                             (168,567)       (83,469)
         Earnings credits                       (28,740)            --
                                          -------------  -------------
         NET OPERATING
           EXPENSES                           1,415,281         32,969
         Interest Expense                        15,348             --
                                          -------------  -------------
         NET INVESTMENT
           INCOME (LOSS)                      1,457,063         36,677
                                          -------------  -------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS):
   Net realized gain (loss) on:
      Investments                            (7,904,657)        41,135
      Futures contracts                              --             --
      Foreign currency transactions             149,021             --
                                          -------------  -------------
         Net realized gain (loss)            (7,755,636)        41,135
                                          -------------  -------------
   Change in net unrealized
      appreciation or depreciation on:
      Investments and foreign
         currency                            (1,532,743)      (348,860)
      Futures contracts                              --             --
      Forward contracts                       2,578,355             --
      Translation of other assets
         and liabilities denominated
         in foreign currency                     64,883             --
                                          -------------  -------------
         Change in net unrealized
           appreciation
           (depreciation)                     1,110,495       (348,860)
                                          -------------  -------------
   Net realized and unrealized
      gain (loss)                            (6,645,141)      (307,725)
                                          -------------  -------------
   Net increase (decrease)
      in net assets resulting
      from operations                     $  (5,188,078) $    (271,048)
                                          =============  =============

STATEMENTS OF CHANGES IN NET ASSETS

                                                                            UBS                               UBS
                                                                   GLOBAL ALLOCATION FUND              GLOBAL EQUITY FUND
                                                               ------------------------------    ------------------------------
                                                                     YEAR ENDED JUNE 30,              YEAR ENDED JUNE 30,
                                                                    2002             2001            2002             2001
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income (loss)                                $   2,109,235    $   3,566,708    $     486,984    $     481,767
   Net realized gain (loss)                                       (1,202,175)       8,733,570       (4,019,795)       3,073,081
   Change in net unrealized appreciation (depreciation)            6,940,305       (4,502,261)        (760,540)      (6,530,459)
                                                               -------------    -------------    -------------    -------------
   Net increase (decrease) in net assets from operations           7,847,365        7,798,017       (4,293,351)      (2,975,611)
                                                               -------------    -------------    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS BY CLASS:
   Class A: (formerly Class N)
      Distributions from net investment income                       (92,144)              --          (77,577)         (11,410)
      Distributions from net realized gains                         (388,420)         (11,340)        (419,643)      (2,498,356)
                                                               -------------    -------------    -------------    -------------
   Total Class A distributions                                      (480,564)         (11,340)        (497,220)      (2,509,766)
                                                               -------------    -------------    -------------    -------------
   Class B:
      Distributions from net investment income                        (2,885)              --             (123)              --
      Distributions from net realized gains                           (6,162)              --             (668)              --
                                                               -------------    -------------    -------------    -------------
   Total Class B distributions                                        (9,047)              --             (791)              --
                                                               -------------    -------------    -------------    -------------
   Class C:
      Distributions from net investment income                          (438)              --           (1,134)              --
      Distributions from net realized gains                           (1,867)              --           (6,132)              --
                                                               -------------    -------------    -------------    -------------
   Total Class C distributions                                        (2,305)              --           (7,266)              --
                                                               -------------    -------------    -------------    -------------
   Class Y: (formerly Class I)
      Distributions from net investment income                    (2,763,739)              --         (244,638)         (79,603)
      Distributions from net realized gains                      (11,553,728)      (9,702,495)      (1,324,139)      (4,104,552)
                                                               -------------    -------------    -------------    -------------
   Total Class Y distributions                                   (14,317,467)      (9,702,495)      (1,568,777)      (4,184,155)
                                                               -------------    -------------    -------------    -------------
   UBS Investment Funds Class
      Distributions from net investment income                            --               --               --             (444)
      Distributions from net realized gains                               --         (459,422)              --          (34,788)
                                                               -------------    -------------    -------------    -------------
   Total UBS Investment Funds Class distributions                         --         (459,422)              --          (35,232)
                                                               -------------    -------------    -------------    -------------
   Decrease in net assets from distributions                     (14,809,383)     (10,173,257)      (2,074,054)      (6,729,153)
                                                               -------------    -------------    -------------    -------------
CAPITAL SHARE TRANSACTIONS BY CLASS:
   Class A: (formerly Class N)
      Shares sold                                                  7,853,473           40,708       30,870,623          100,000
      Shares issued on reinvestment of distributions                 442,708            3,867          396,391           24,164
      Shares redeemed                                             (1,383,496)          (7,231)     (15,694,357)              --
                                                               -------------    -------------    -------------    -------------
   Total Class A transactions                                      6,912,685           37,344       15,572,657          124,164
                                                               -------------    -------------    -------------    -------------
   Class B:
      Shares sold                                                  1,761,729               --          432,203               --
      Shares issued on reinvestment of distributions                   9,047               --              792               --
      Shares redeemed                                               (181,252)              --              (99)              --
                                                               -------------    -------------    -------------    -------------
   Total Class B transactions                                      1,589,524               --          432,896               --
                                                               -------------    -------------    -------------    -------------
   Class C:
      Shares sold                                                  1,562,320               --          428,669               --
      Shares issued on reinvestment of distributions                   2,241               --            7,265               --
      Shares redeemed                                                (23,300)              --          (62,915)              --
                                                               -------------    -------------    -------------    -------------
   Total Class C transactions                                      1,541,261               --          373,019               --
                                                               -------------    -------------    -------------    -------------
   Class Y: (formerly Class I)
      Shares sold                                                 87,020,622      148,059,955      126,818,221       95,186,592
      Shares issued on reinvestment of distributions               9,091,252        7,392,619        1,024,427        2,877,959
      Shares redeemed                                            (79,981,613)    (281,289,752)    (132,070,159)     (83,354,000)
                                                               -------------    -------------    -------------    -------------
   Total Class Y transactions                                     16,130,261     (125,837,178)      (4,227,511)      14,710,551
                                                               -------------    -------------    -------------    -------------
   UBS Investment Funds Class+
      Shares sold                                                    143,261          432,323          142,132          429,378
      Shares issued on reinvestment of distributions                      --          422,475               --        2,289,192
      Shares redeemed                                             (7,052,896)      (2,556,696)     (18,825,671)      (7,155,696)
                                                               -------------    -------------    -------------    -------------
   Total UBS Investment Funds Class transactions                  (6,909,635)      (1,701,898)     (18,683,539)      (4,437,126)
                                                               -------------    -------------    -------------    -------------
   Net increase (decrease) in net assets resulting from
      capital share transactions                                  19,264,096     (127,501,732)      (6,532,478)      10,397,589
                                                               -------------    -------------    -------------    -------------
   INCREASE (DECREASE) IN NET ASSETS                              12,302,078     (129,876,972)     (12,899,883)         692,825
   NET ASSETS, BEGINNING OF PERIOD                               163,337,227      293,214,199       69,556,108       68,863,283
                                                               -------------    -------------    -------------    -------------
   NET ASSETS, END OF PERIOD                                   $ 175,639,305    $ 163,337,227    $  56,656,225    $  69,556,108
                                                               =============    =============    =============    =============
   Net assets include accumulated undistributed
      net investment income (loss)                             $   2,392,980    $   3,449,304    $     881,437    $     323,622
                                                               =============    =============    =============    =============

* The amount represents a distribution from return of capital for the UBS Global Bond Fund.
+    The UBS Investment Funds Class was liquidated effective November 9, 2001.

                 See accompanying notes to financial statements.

                                                                            UBS                               UBS
                                                                   GLOBAL TECHNOLOGY FUND              GLOBAL BIOTECH FUND
                                                               ------------------------------    ------------------------------
                                                                     YEAR ENDED JUNE 30,               YEAR ENDED JUNE 30,
                                                                    2002             2001            2002              2001
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income (loss)                                $     (22,486)   $     (30,494)   $     (34,615)   $     (23,194)
   Net realized gain (loss)                                         (737,185)      (1,007,036)      (1,225,023)        (325,522)
   Change in net unrealized appreciation (depreciation)              243,960         (331,524)        (724,311)        (130,463)
                                                               -------------    -------------    -------------    -------------
   Net increase (decrease) in net assets from operations            (515,711)      (1,369,054)      (1,983,949)        (479,179)
                                                               -------------    -------------    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS BY CLASS:
   Class A: (formerly Class N)
      Distributions from net investment income                            --               --               --               --
      Distributions from net realized gains                               --               (1)              --              (21)
                                                               -------------    -------------    -------------    -------------
   Total Class A distributions                                            --               (1)              --              (21)
                                                               -------------    -------------    -------------    -------------
   Class B:
      Distributions from net investment income                            --               --               --               --
      Distributions from net realized gains                               --               --               --               --
                                                               -------------    -------------    -------------    -------------
   Total Class B distributions                                            --               --               --               --
                                                               -------------    -------------    -------------    -------------
   Class C:
      Distributions from net investment income                            --               --               --               --
      Distributions from net realized gains                               --               --               --               --
                                                               -------------    -------------    -------------    -------------
   Total Class C distributions                                            --               --               --               --
                                                               -------------    -------------    -------------    -------------
   Class Y: (formerly Class I)
      Distributions from net investment income                            --               --               --               --
      Distributions from net realized gains                               --             (785)              --          (22,723)
                                                               -------------    -------------    -------------    -------------
   Total Class Y distributions                                            --             (785)              --          (22,723)
                                                               -------------    -------------    -------------    -------------
   UBS Investment Funds Class
      Distributions from net investment income                            --               --               --               --
      Distributions from net realized gains                               --           (2,011)              --           (6,758)
                                                               -------------    -------------    -------------    -------------
   Total UBS Investment Funds Class distributions                         --           (2,011)              --           (6,758)
                                                               -------------    -------------    -------------    -------------
   Decrease in net assets from distributions                              --           (2,797)              --          (29,502)
                                                               -------------    -------------    -------------    -------------
CAPITAL SHARE TRANSACTIONS BY CLASS:
   Class A: (formerly Class N)
      Shares sold                                                    868,114               --        1,039,154               --
      Shares issued on reinvestment of distributions                      --                1               --               21
      Shares redeemed                                               (290,078)              --         (562,148)              --
                                                               -------------    -------------    -------------    -------------
   Total Class A transactions                                        578,036                1          477,006               21
                                                               -------------    -------------    -------------    -------------
   Class B:
      Shares sold                                                         --               --           30,500               --
      Shares issued on reinvestment of distributions                      --               --               --               --
      Shares redeemed                                                     --               --               --               --
                                                               -------------    -------------    -------------    -------------
   Total Class B transactions                                             --               --           30,500               --
                                                               -------------    -------------    -------------    -------------
   Class C:
      Shares sold                                                        743               --              989               --
      Shares issued on reinvestment of distributions                      --               --               --               --
      Shares redeemed                                                     (1)              --               --               --
                                                               -------------    -------------    -------------    -------------
   Total Class C transactions                                            742               --              989               --
                                                               -------------    -------------    -------------    -------------
   Class Y: (formerly Class I)
      Shares sold                                                  6,956,691        2,477,857        3,051,479        2,694,167
      Shares issued on reinvestment of distributions                      --              785               --           22,723
      Shares redeemed                                             (7,426,144)      (1,252,617)      (1,848,095)        (708,088)
                                                               -------------    -------------    -------------    -------------
   Total Class Y transactions                                       (469,453)       1,226,025        1,203,384        2,008,802
                                                               -------------    -------------    -------------    -------------
   UBS Investment Funds Class+
      Shares sold                                                        297        1,557,760          176,392          625,322
      Shares issued on reinvestment of distributions                      --            1,400               --            6,744
      Shares redeemed                                               (551,588)        (403,474)        (695,923)         (64,650)
                                                               -------------    -------------    -------------    -------------
   Total UBS Investment Funds Class transactions                    (551,291)       1,155,686         (519,531)         567,416
                                                               -------------    -------------    -------------    -------------
   Net increase (decrease) in net assets resulting from
      capital share transactions                                    (441,966)       2,381,712        1,192,348        2,576,239
                                                               -------------    -------------    -------------    -------------
   INCREASE (DECREASE) IN NET ASSETS                                (957,677)       1,009,861         (791,601)       2,067,558
   NET ASSETS, BEGINNING OF PERIOD                                 1,588,521          578,660        2,907,996          840,438
                                                               -------------    -------------    -------------    -------------
   NET ASSETS, END OF PERIOD                                   $     630,844    $   1,588,521    $   2,116,395    $   2,907,996
                                                               =============    =============    =============    =============
   Net assets include accumulated undistributed
      net investment income (loss)                             $          --    $       1,885    $          --    $     (23,194)
                                                               =============    =============    =============    =============

                                                                            UBS                                UBS
                                                                      GLOBAL BOND FUND                  U.S. BALANCED FUND
                                                               -------------------------------    ------------------------------
                                                                     YEAR ENDED JUNE 30,                YEAR ENDED JUNE 30,
                                                                    2002              2001             2002             2001
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income (loss)                                $   1,273,573     $   1,564,794    $     612,007    $     553,222
   Net realized gain (loss)                                       (1,972,049)       (2,748,106)         (12,971)         855,561
   Change in net unrealized appreciation (depreciation)            5,897,508          (572,549)      (1,272,222)         663,395
                                                               -------------     -------------    -------------    -------------
   Net increase (decrease) in net assets from operations           5,199,032        (1,755,861)        (673,186)       2,072,178
                                                               -------------     -------------    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS BY CLASS:
   Class A: (formerly Class N)
      Distributions from net investment income                       (23,082)*             (11)         (35,339)             (47)
      Distributions from net realized gains                               --                --               --               --
                                                               -------------     -------------    -------------    -------------
   Total Class A distributions                                       (23,082)              (11)         (35,339)             (47)
                                                               -------------     -------------    -------------    -------------
   Class B:
      Distributions from net investment income                        (1,816)*              --           (3,889)              --
      Distributions from net realized gains                               --                --               --               --
                                                               -------------     -------------    -------------    -------------
   Total Class B distributions                                        (1,816)               --           (3,889)              --
                                                               -------------     -------------    -------------    -------------
   Class C:
      Distributions from net investment income                            --                --             (781)              --
      Distributions from net realized gains                               --                --               --               --
                                                               -------------     -------------    -------------    -------------
   Total Class C distributions                                            --                --             (781)              --
                                                               -------------     -------------    -------------    -------------
   Class Y: (formerly Class I)
      Distributions from net investment income                      (700,361)*        (331,177)        (520,386)        (476,453)
      Distributions from net realized gains                               --                --               --               --
                                                               -------------     -------------    -------------    -------------
   Total Class Y distributions                                      (700,361)         (331,177)        (520,386)        (476,453)
                                                               -------------     -------------    -------------    -------------
   UBS Investment Funds Class
      Distributions from net investment income                            --            (4,729)              --          (46,051)
      Distributions from net realized gains                               --                --               --               --
                                                               -------------     -------------    -------------    -------------
   Total UBS Investment Funds Class distributions                         --            (4,729)              --          (46,051)
                                                               -------------     -------------    -------------    -------------
   Decrease in net assets from distributions                        (725,259)*        (335,917)        (560,395)        (522,551)
                                                               -------------     -------------    -------------    -------------
CAPITAL SHARE TRANSACTIONS BY CLASS:
   Class A: (formerly Class N)
      Shares sold                                                  8,168,545             2,672        2,792,372               --
      Shares issued on reinvestment of distributions                  16,968                --           34,527               47
      Shares redeemed                                             (6,346,130)             (849)        (175,467)              --
                                                               -------------     -------------    -------------    -------------
   Total Class A transactions                                      1,839,383             1,823        2,651,432               47
                                                               -------------     -------------    -------------    -------------
   Class B:
      Shares sold                                                    378,073                --        1,128,265               --
      Shares issued on reinvestment of distributions                   1,722                --            3,643               --
      Shares redeemed                                                     --                --         (178,788)              --
                                                               -------------     -------------    -------------    -------------
   Total Class B transactions                                        379,795                --          953,120               --
                                                               -------------     -------------    -------------    -------------
   Class C:
      Shares sold                                                         --                --          436,391               --
      Shares issued on reinvestment of distributions                      --                --              781               --
      Shares redeemed                                                     --                --          (20,000)              --
                                                               -------------     -------------    -------------    -------------
   Total Class C transactions                                             --                --          417,172               --
                                                               -------------     -------------    -------------    -------------
   Class Y: (formerly Class I)
      Shares sold                                                 15,342,104        14,479,767       11,358,860       19,666,739
      Shares issued on reinvestment of distributions                 450,050           242,044          493,900          423,258
      Shares redeemed                                            (23,493,711)      (18,340,807)     (14,710,999)      (6,941,267)
                                                               -------------     -------------    -------------    -------------
   Total Class Y transactions                                     (7,701,557)       (3,618,996)      (2,858,239)      13,148,730
                                                               -------------     -------------    -------------    -------------
   UBS Investment Funds Class+
      Shares sold                                                      2,139           156,620            5,273          200,000
      Shares issued on reinvestment of distributions                      --             3,519               --           45,287
      Shares redeemed                                             (1,125,010)       (1,163,438)      (1,291,178)        (293,128)
                                                               -------------     -------------    -------------    -------------
   Total UBS Investment Funds Class transactions                  (1,122,871)       (1,003,299)      (1,285,905)         (47,841)
                                                               -------------     -------------    -------------    -------------
   Net increase (decrease) in net assets resulting from
      capital share transactions                                  (6,605,250)       (4,620,472)        (122,420)      13,100,936
                                                               -------------     -------------    -------------    -------------
   INCREASE (DECREASE) IN NET ASSETS                              (2,131,477)       (6,712,250)      (1,356,001)      14,650,563
   NET ASSETS, BEGINNING OF PERIOD                                38,868,974        45,581,224       27,024,944       12,374,381
                                                               -------------     -------------    -------------    -------------
   NET ASSETS, END OF PERIOD                                   $  36,737,497     $  38,868,974    $  25,668,943    $  27,024,944
                                                               =============     =============    =============    =============
   Net assets include accumulated undistributed
      net investment income (loss)                             $  (1,457,616)    $  (1,584,511)   $     277,550    $     209,168
                                                               =============     =============    =============    =============

                                       99

                                                                            UBS                               UBS
                                                                      U.S. EQUITY FUND             U.S. LARGE CAP EQUITY FUND
                                                               ------------------------------    ------------------------------
                                                                    YEAR ENDED JUNE 30,               YEAR ENDED JUNE 30,
                                                                   2002             2001             2002             2001
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income (loss)                                $     993,283    $   1,042,201    $      44,587    $      67,597
   Net realized gain (loss)                                        6,100,564       11,935,456         (182,739)           6,876
   Change in net unrealized appreciation (depreciation)          (16,018,358)       3,172,706         (399,899)       1,161,741
                                                               -------------    -------------    -------------    -------------
   Net increase (decrease) in net assets from operations          (8,924,511)      16,150,363         (538,051)       1,236,214
                                                               -------------    -------------    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS BY CLASS:
   Class A: (formerly Class N)
      Distributions from net investment income                       (33,362)        (136,402)          (1,213)            (360)
      Distributions from net realized gains                         (531,722)        (626,092)              --               --
                                                               -------------    -------------    -------------    -------------
   Total Class A distributions                                      (565,084)        (762,494)          (1,213)            (360)
                                                               -------------    -------------    -------------    -------------
   Class B:
      Distributions from net investment income                          (206)              --             (418)              --
      Distributions from net realized gains                           (3,285)              --               --               --
                                                               -------------    -------------    -------------    -------------
   Total Class B distributions                                        (3,491)              --             (418)              --
                                                               -------------    -------------    -------------    -------------
   Class C:
      Distributions from net investment income                           (60)              --               --               --
      Distributions from net realized gains                             (955)              --               --               --
                                                               -------------    -------------    -------------    -------------
   Total Class C distributions                                        (1,015)              --               --               --
                                                               -------------    -------------    -------------    -------------
   Class Y: (formerly Class I)
      Distributions from net investment income                      (314,778)      (2,310,563)         (11,570)        (134,581)
      Distributions from net realized gains                       (5,018,843)      (9,027,121)              --               --
                                                               -------------    -------------    -------------    -------------
   Total Class Y distributions                                    (5,333,621)     (11,337,684)         (11,570)        (134,581)
                                                               -------------    -------------    -------------    -------------
   UBS Investment Funds Class
      Distributions from net investment income                            --          (43,540)              --           (5,236)
      Distributions from net realized gains                               --         (471,358)              --               --
                                                               -------------    -------------    -------------    -------------
   Total UBS Investment Funds Class distributions                         --         (514,898)              --           (5,236)
                                                               -------------    -------------    -------------    -------------
   Decrease in net assets from distributions                      (5,903,211)     (12,615,076)         (13,201)        (140,177)
                                                               -------------    -------------    -------------    -------------
CAPITAL SHARE TRANSACTIONS BY CLASS (SEE NOTE 10 & 11):
   Class A: (formerly Class N)
      Shares sold                                                 10,524,445        4,531,959          284,413               --
      Shares issued on reinvestment of distributions                 163,489           11,498            1,213              360
      Shares redeemed                                             (2,721,652)      (4,650,226)         (28,497)         (17,725)
                                                               -------------    -------------    -------------    -------------
   Total Class A transactions                                      7,966,282         (106,769)         257,129          (17,365)
                                                               -------------    -------------    -------------    -------------
   Class B:
      Shares sold                                                    349,959               --          198,002               --
      Shares issued on reinvestment of distributions                   3,491               --               96               --
      Shares redeemed                                               (103,306)              --          (95,988)              --
                                                               -------------    -------------    -------------    -------------
   Total Class B transactions                                        250,144               --          102,110               --
                                                               -------------    -------------    -------------    -------------
   Class C:
      Shares sold                                                     79,070               --          275,464               --
      Shares issued on reinvestment of distributions                   1,015               --               --               --
      Shares redeemed                                                 (3,915)              --          (50,887)              --
                                                               -------------    -------------    -------------    -------------
   Total Class C transactions                                         76,170               --          224,577               --
                                                               -------------    -------------    -------------    -------------
   Class Y: (formerly Class I)
      Shares sold                                                 36,606,235       59,473,592       10,668,134        3,121,581
      Shares issued on reinvestment of distributions               4,877,452       10,320,990            5,418          109,658
      Shares redeemed                                            (66,693,377)    (114,970,733)     (11,373,787)     (17,203,370)
                                                               -------------    -------------    -------------    -------------
   Total Class Y transactions                                    (25,209,690)     (45,176,151)        (700,235)     (13,972,131)
                                                               -------------    -------------    -------------    -------------
   UBS Investment Funds Class+
      Shares sold                                                    235,795          708,297          906,536           77,826
      Shares issued on reinvestment of distributions                      --          400,452               --            5,215
      Shares redeemed                                             (5,719,369)      (7,995,833)        (238,252)         (10,746)
                                                               -------------    -------------    -------------    -------------
   Total UBS Investment Funds Class transactions                  (5,483,574)      (6,887,084)         668,284           72,295
                                                               -------------    -------------    -------------    -------------
   Net increase (decrease) in net assets resulting from
      capital share transactions                                 (22,400,668)     (52,170,004)         551,865      (13,917,201)
                                                               -------------    -------------    -------------    -------------
   INCREASE (DECREASE) IN NET ASSETS                             (37,228,390)     (48,634,717)             613      (12,821,164)
   NET ASSETS, BEGINNING OF PERIOD                               138,929,380      187,564,097        3,129,671       15,950,835
                                                               -------------    -------------    -------------    -------------
   NET ASSETS, END OF PERIOD                                   $ 101,700,990    $ 138,929,380    $   3,130,284    $   3,129,671
                                                               =============    =============    =============    =============
   Net assets include accumulated undistributed
      net investment income (loss)                             $     938,569    $     348,525    $      45,696    $      13,535
                                                               =============    =============    =============    =============

+    The UBS Investment Funds Class shares were liquidated November 9, 2001.

                 See accompanying notes to financial statements.

                                                                            UBS                               UBS
                                                                 U.S. LARGE CAP GROWTH FUND        U.S. SMALL CAP GROWTH FUND
                                                               ------------------------------    ------------------------------
                                                                    YEAR ENDED JUNE 30,                YEAR ENDED JUNE 30,
                                                                   2002             2001              2002             2001
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income (loss)                                $     (17,572)   $     (50,594)   $    (324,060)   $    (299,723)
   Net realized gain (loss)                                       (2,195,537)        (232,759)        (431,999)       3,225,926
   Change in net unrealized appreciation (depreciation)              475,180       (3,253,566)      (4,904,899)      (9,250,074)
                                                               -------------    -------------    -------------    -------------
   Net increase (decrease) in net assets from operations          (1,737,929)      (3,536,919)      (5,660,958)      (6,323,871)
                                                               -------------    -------------    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS BY CLASS:
   Class A: (formerly Class N)
      Distributions from net investment income                            --               --               --               --
      Distributions from net realized gains                          (13,807)            (173)         (61,112)            (322)
                                                               -------------    -------------    -------------    -------------
   Total Class A distributions                                       (13,807)            (173)         (61,112)            (322)
                                                               -------------    -------------    -------------    -------------
   Class B:
      Distributions from net investment income                            --               --               --               --
      Distributions from net realized gains                             (244)              --           (3,713)              --
                                                               -------------    -------------    -------------    -------------
   Total Class B distributions                                          (244)              --           (3,713)              --
                                                               -------------    -------------    -------------    -------------
   Class C:
      Distributions from net investment income                            --               --               --               --
      Distributions from net realized gains                           (3,707)              --             (767)              --
                                                               -------------    -------------    -------------    -------------
   Total Class C distributions                                        (3,707)              --             (767)              --
                                                               -------------    -------------    -------------    -------------
   Class Y: (formerly Class I)
      Distributions from net investment income                            --               --               --               --
      Distributions from net realized gains                          (15,304)        (582,801)      (1,477,411)      (8,814,507)
                                                               -------------    -------------    -------------    -------------
   Total Class Y distributions                                       (15,304)        (582,801)      (1,477,411)      (8,814,507)
                                                               -------------    -------------    -------------    -------------
   UBS Investment Funds Class
      Distributions from net investment income                            --               --               --               --
      Distributions from net realized gains                               --         (798,399)              --         (707,080)
                                                               -------------    -------------    -------------    -------------
   Total UBS Investment Funds Class distributions                         --         (798,399)              --         (707,080)
                                                               -------------    -------------    -------------    -------------
   Decrease in net assets from distributions                         (33,062)      (1,381,373)      (1,543,003)      (9,521,909)
                                                               -------------    -------------    -------------    -------------
CAPITAL SHARE TRANSACTIONS BY CLASS (SEE NOTE 10 & 11):
   Class A: (formerly Class N)
      Shares sold                                                  2,494,053               --        2,179,415               --
      Shares issued on reinvestment of distributions                  13,610              173           60,938              322
      Shares redeemed                                             (1,041,589)              --         (366,992)              --
                                                               -------------    -------------    -------------    -------------
   Total Class A transactions                                      1,466,074              173        1,873,361              322
                                                               -------------    -------------    -------------    -------------
   Class B:
      Shares sold                                                    210,860               --          859,490               --
      Shares issued on reinvestment of distributions                     244               --            3,713               --
      Shares redeemed                                                (67,097)              --         (153,113)              --
                                                               -------------    -------------    -------------    -------------
   Total Class B transactions                                        144,007               --          710,090               --
                                                               -------------    -------------    -------------    -------------
   Class C:
      Shares sold                                                    794,762               --          580,457               --
      Shares issued on reinvestment of distributions                   3,708               --              768               --
      Shares redeemed                                                (68,579)              --         (133,522)              --
                                                               -------------    -------------    -------------    -------------
   Total Class C transactions                                        729,891               --          447,703               --
                                                               -------------    -------------    -------------    -------------
   Class Y: (formerly Class I)
      Shares sold                                                    674,289          890,634       24,755,474       26,763,500
      Shares issued on reinvestment of distributions                  13,460          557,236        1,389,547        7,277,911
      Shares redeemed                                               (814,297)      (1,863,805)     (27,169,494)     (26,330,137)
                                                               -------------    -------------    -------------    -------------
   Total Class Y transactions                                       (126,548)        (415,935)      (1,024,473)       7,711,274
                                                               -------------    -------------    -------------    -------------
   UBS Investment Funds Class+
      Shares sold                                                    203,529          528,204          268,873        1,781,567
      Shares issued on reinvestment of distributions                      --          751,964               --          676,885
      Shares redeemed                                             (3,266,791)      (2,261,874)      (2,293,974)      (2,577,682)
                                                               -------------    -------------    -------------    -------------
   Total UBS Investment Funds Class transactions                  (3,063,262)        (981,706)      (2,025,101)        (119,230)
                                                               -------------    -------------    -------------    -------------
   Net increase (decrease) in net assets resulting from
      capital share transactions                                    (849,838)      (1,397,468)         (18,420)       7,592,366
                                                               -------------    -------------    -------------    -------------
   INCREASE (DECREASE) IN NET ASSETS                              (2,620,829)      (6,315,760)      (7,222,381)      (8,253,414)
   NET ASSETS, BEGINNING OF PERIOD                                 6,753,507       13,069,267       46,394,760       54,648,174
                                                               -------------    -------------    -------------    -------------
   NET ASSETS, END OF PERIOD                                   $   4,132,678    $   6,753,507    $  39,172,379    $  46,394,760
                                                               =============    =============    =============    =============
   Net assets include accumulated undistributed
      net investment income (loss)                             $          --    $          --    $          --    $          --
                                                               =============    =============    =============    =============

                                                                            UBS                               UBS
                                                                       U.S. BOND FUND                    HIGH YIELD FUND
                                                               ------------------------------    ------------------------------
                                                                     YEAR ENDED JUNE 30,               YEAR ENDED JUNE 30,
                                                                    2002             2001             2002             2001
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income (loss)                                $   4,478,203    $   4,008,666    $  11,343,538    $   5,305,020
   Net realized gain (loss)                                        1,921,383          119,289      (27,901,284)      (5,794,063)
   Change in net unrealized appreciation (depreciation)              925,071        2,228,358        7,837,661         (487,323)
                                                               -------------    -------------    -------------    -------------
   Net increase (decrease) in net assets from operations           7,324,657        6,356,313       (8,720,085)        (976,366)
                                                               -------------    -------------    -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS BY CLASS:
   Class A: (formerly Class N)
      Distributions from net investment income                      (308,304)            (992)      (4,859,620)            (124)
      Distributions from net realized gains                               --               --               --               --
                                                               -------------    -------------    -------------    -------------
   Total Class A distributions                                      (308,304)            (992)      (4,859,620)            (124)
                                                               -------------    -------------    -------------    -------------
   Class B:
      Distributions from net investment income                       (15,882)              --       (1,062,540)              --
      Distributions from net realized gains                               --               --               --               --
                                                               -------------    -------------    -------------    -------------
   Total Class B distributions                                       (15,882)              --       (1,062,540)              --
                                                               -------------    -------------    -------------    -------------
   Class C:
      Distributions from net investment income                       (27,034)              --       (1,219,662)              --
      Distributions from net realized gains                               --               --               --               --
                                                               -------------    -------------    -------------    -------------
   Total Class C distributions                                       (27,034)              --       (1,219,662)              --
                                                               -------------    -------------    -------------    -------------
   Class Y: (formerly Class I)
      Distributions from net investment income                    (5,307,109)      (3,998,606)      (5,509,093)      (4,665,809)
      Distributions from net realized gains                               --               --               --               --
                                                               -------------    -------------    -------------    -------------
   Total Class Y distributions                                    (5,307,109)      (3,998,606)      (5,509,093)      (4,665,809)
                                                               -------------    -------------    -------------    -------------
   UBS Investment Funds Class
      Distributions from net investment income                       (38,696)        (195,266)        (153,732)        (242,944)
      Distributions from net realized gains                               --               --               --               --
                                                               -------------    -------------    -------------    -------------
   Total UBS Investment Funds Class distributions                    (38,696)        (195,266)        (153,732)        (242,944)
                                                               -------------    -------------    -------------    -------------
   Decrease in net assets from distributions                      (5,697,025)      (4,194,864)     (12,804,647)      (4,908,877)
                                                               -------------    -------------    -------------    -------------
CAPITAL SHARE TRANSACTIONS BY CLASS (SEE NOTE 10 & 11):
   Class A: (formerly Class N)
      Shares sold                                                 20,944,347          123,495       85,975,437               --
      Shares issued on reinvestment of distributions                 243,825              812        2,162,926              123
      Shares redeemed                                             (2,899,216)          (1,422)     (13,264,252)              --
                                                               -------------    -------------    -------------    -------------
   Total Class A transactions                                     18,288,956          122,885       74,874,111              123
                                                               -------------    -------------    -------------    -------------
   Class B:
      Shares sold                                                  1,536,154               --       23,835,512               --
      Shares issued on reinvestment of distributions                   9,884               --          410,680               --
      Shares redeemed                                               (143,152)              --       (6,409,813)              --
                                                               -------------    -------------    -------------    -------------
   Total Class B transactions                                      1,402,886               --       17,836,379
                                                               -------------    -------------    -------------    -------------
   Class C:
      Shares sold                                                  1,767,103               --       23,894,164               --
      Shares issued on reinvestment of distributions                  11,416               --          565,332               --
      Shares redeemed                                               (634,562)              --       (4,088,587)              --
                                                               -------------    -------------    -------------    -------------
   Total Class C transactions                                      1,143,957               --       20,370,909               --
                                                               -------------    -------------    -------------    -------------
   Class Y: (formerly Class I)
      Shares sold                                                273,440,239      132,318,463       93,174,128      167,750,223
      Shares issued on reinvestment of distributions               4,731,214        3,591,657        4,929,419        4,317,900
      Shares redeemed                                           (282,313,285)    (133,516,288)    (104,801,747)    (162,774,488)
                                                               -------------    -------------    -------------    -------------
   Total Class Y transactions                                     (4,141,832)       2,393,832       (6,698,200)       9,293,635
                                                               -------------    -------------    -------------    -------------
   UBS Investment Funds Class+
      Shares sold                                                    207,611        1,507,160           83,673          259,383
      Shares issued on reinvestment of distributions                  29,558          170,655          119,090          117,825
      Shares redeemed                                             (3,107,604)      (2,609,246)      (1,958,227)        (306,671)
                                                               -------------    -------------    -------------    -------------
   Total UBS Investment Funds Class transactions                  (2,870,435)        (931,431)      (1,755,464)          70,537
                                                               -------------    -------------    -------------    -------------
   Net increase (decrease) in net assets resulting from
      capital share transactions                                  13,823,532        1,585,286      104,627,735        9,364,295
                                                               -------------    -------------    -------------    -------------
   INCREASE (DECREASE) IN NET ASSETS                              15,451,164        3,746,735       83,103,003        3,479,052
   NET ASSETS, BEGINNING OF PERIOD                                65,394,574       61,647,839       56,488,566       53,009,514
                                                               -------------    -------------    -------------    -------------
   NET ASSETS, END OF PERIOD                                   $  80,845,738    $  65,394,574    $ 139,591,569    $  56,488,566
                                                               =============    =============    =============    =============
   Net assets include accumulated undistributed
      net investment income (loss)                             $     105,723    $   1,231,051    $     430,319    $   1,891,428
                                                               =============    =============    =============    =============

                                       101

                                                                               UBS                        UBS
                                                                     INTERNATIONAL EQUITY FUND      U.S. VALUE EQUITY
                                                               ----------------------------------  -------------------
                                                                         YEAR ENDED JUNE 30,       YEAR ENDED JUNE 30,
                                                                     2002              2001               2002*
----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
   Net investment income                                       $     1,457,063    $     3,135,238    $        36,677
   Net realized gain (loss)                                         (7,755,636)        24,276,913             41,135
   Change in net unrealized appreciation (depreciation)              1,110,495        (76,476,247)          (348,860)
                                                               ---------------    ---------------    ---------------
   Net decrease in net assets from operations                       (5,188,078)       (49,064,096)          (271,048)
                                                               ---------------    ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS BY CLASS:
   Class A: (formerly Class N)
      Distributions from net investment income                         (36,545)                (4)                --
      Distributions from net realized gains                           (218,141)               (68)                --
                                                               ---------------    ---------------    ---------------
   Total Class A distributions                                        (254,686)               (72)                --
                                                               ---------------    ---------------    ---------------
   Class B:
      Distributions from net investment income                              --                 --                 --
      Distributions from net realized gains                                 --                 --                 --
                                                               ---------------    ---------------    ---------------
   Total Class B distributions                                              --                 --                 --
                                                               ---------------    ---------------    ---------------
   Class C:
      Distributions from net investment income                             (28)                --                 --
      Distributions from net realized gains                               (166)                --                 --
                                                               ---------------    ---------------    ---------------
   Total Class C distributions                                            (194)                --                 --
                                                               ---------------    ---------------    ---------------
   Class Y: (formerly Class I)
      Distributions from net investment income                      (2,957,696)          (663,935)                --
      Distributions from net realized gains                        (17,649,540)       (19,686,583)                --
                                                               ---------------    ---------------    ---------------
   Total Class Y distributions                                     (20,607,236)       (20,350,518)                --
                                                               ---------------    ---------------    ---------------
   UBS Investment Funds Class
      Distributions from net investment income                              --            (10,203)                --
      Distributions from net realized gains                                 --           (307,666)                --
                                                               ---------------    ---------------    ---------------
   Total UBS Investment Funds Class distributions                           --           (317,869)                --
                                                               ---------------    ---------------    ---------------
   Decrease in net assets from distributions                       (20,862,116)       (20,668,459)                --
                                                               ---------------    ---------------    ---------------
CAPITAL SHARE TRANSACTIONS BY CLASS:
   Class A: (formerly Class N)
      Shares sold                                                   10,837,418            310,000            944,284
      Shares issued on reinvestment of distributions                   241,742                 72                 --
      Shares redeemed                                               (8,692,780)            (9,495)          (144,738)
                                                               ---------------    ---------------    ---------------
   Total Class A transactions                                        2,386,380            300,577            799,546
                                                               ---------------    ---------------    ---------------
   Class B:
      Shares sold                                                      137,033                 --            353,289
      Shares issued on reinvestment of distributions                        --                 --                 --
      Shares redeemed                                                  (15,060)                --            (33,608)
                                                               ---------------    ---------------    ---------------
   Total Class B transactions                                          121,973                 --            319,681
                                                               ---------------    ---------------    ---------------
   Class C:
      Shares sold                                                      708,527                 --            256,183
      Shares issued on reinvestment of distributions                         1                 --                 --
      Shares redeemed                                                 (531,255)                --             (3,131)
                                                               ---------------    ---------------    ---------------
   Total Class C transactions                                          177,273                 --            253,052
                                                               ---------------    ---------------    ---------------
   Class Y: (formerly Class I)
      Shares sold                                                  776,370,655      1,068,404,548              4,355
      Shares issued on reinvestment of distributions                18,542,125         18,935,302                 --
      Shares redeemed                                             (863,839,409)    (1,238,414,502)               (49)
                                                               ---------------    ---------------    ---------------
   Total Class Y transactions                                      (68,926,629)      (151,074,652)             4,306
                                                               ---------------    ---------------    ---------------
   UBS Investment Funds Class+
      Shares sold                                                      231,701          1,238,857                 --
      Shares issued on reinvestment of distributions                        --            316,754                 --
      Shares redeemed                                               (4,025,287)        (2,014,627)                --
                                                               ---------------    ---------------    ---------------
Total UBS Investment Funds Class transactions                       (3,793,586)          (459,016)                --
                                                               ---------------    ---------------    ---------------
   Net increase (decrease) in net assets resulting from
      capital share transactions                                   (70,034,589)      (151,233,091)         1,376,585
                                                               ---------------    ---------------    ---------------
   INCREASE (DECREASE) IN NET ASSETS                               (96,084,783)      (220,965,646)         1,105,537
   NET ASSETS, BEGINNING OF PERIOD                                 196,838,899        417,804,545          3,000,010
                                                               ---------------    ---------------    ---------------
   NET ASSETS, END OF PERIOD                                   $   100,754,116    $   196,838,899    $     4,105,547
                                                               ===============    ===============    ===============
   Net assets include accumulated undistributed
      net investment income                                    $     3,475,868    $     3,594,471    $        37,360
                                                               ===============    ===============    ===============

* For the period June 29, 2001, commencement of investment operations, to June 30, 2002
+ The UBS Investment Funds Class shares were liquidated effective November 9, 2001.

                 See accompanying notes to financial statements.

UBS GLOBAL ALLOCATION FUND -- FINANCIAL HIGHLIGHTS

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD PRESENTED.

                                                                           YEAR ENDED JUNE 30,
                                                          ------------------------------------------------
CLASS A (FORMERLY CLASS N)                                  2002       2001      2000     1999       1998
----------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $  11.10   $ 11.20   $ 11.99   $ 12.75   $ 13.13
                                                          --------   -------   -------   -------   -------
Income (loss) from investment operations:
   Net investment income                                      0.10**    0.22      0.19**    0.27      0.63
   Net realized and unrealized gain (loss)                    0.40      0.31     (0.30)     0.25      0.32
                                                          --------   -------   -------   -------   -------
         Total income (loss) from investment operations       0.50      0.53     (0.11)     0.52      0.95
                                                          --------   -------   -------   -------   -------
Less distributions:
   Distributions from net investment income                  (0.19)       --     (0.16)    (0.44)    (0.63)
   Distributions from net realized gains                     (0.81)    (0.63)    (0.52)    (0.84)    (0.70)
                                                          --------   -------   -------   -------   -------
         Total distributions                                 (1.00)    (0.63)    (0.68)    (1.28)    (1.33)
                                                          --------   -------   -------   -------   -------
Net asset value, end of period                            $  10.60   $ 11.10   $ 11.20   $ 11.99   $ 12.75
                                                          ========   =======   =======   =======   =======
Total return+                                                 4.84%     4.95%    (0.80)%    4.47%     7.90%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                    $  6,914   $   237   $   202   $ 1,576   $ 1,163
   Ratio of expenses to average net assets                    1.35%     1.30%     1.24%     1.21%     1.19%
   Ratio of net investment income to average net assets       0.98%     1.52%     1.74%     1.98%     2.45%
   Portfolio turnover rate                                     116%      115%       98%      105%       88%
----------------------------------------------------------------------------------------------------------

                                                             FOR THE
                                                           PERIOD ENDED
CLASS B                                                   JUNE 30, 2002*
------------------------------------------------------------------------
Net asset value, beginning of period                      $        11.21
                                                          --------------
Income from investment operations:
   Net investment income                                            0.12**
   Net realized and unrealized gain                                 0.19
                                                          --------------
         Total income from investment operations                    0.31
                                                          --------------
Less distributions:
   Distributions from net investment income                        (0.19)
   Distributions from net realized gains                           (0.81)
                                                          --------------
         Total distributions                                       (1.00)
                                                          --------------
Net asset value, end of period                            $        10.52
                                                          ==============
Total return                                                        3.00%++
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                    $        1,570
   Ratio of gross expenses to average net assets                    2.10%***
   Ratio of net investment income to average net assets             2.17%***
   Portfolio turnover rate                                           116%
------------------------------------------------------------------------

  * For the period December 13, 2001 (commencement of issuance) through June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
 ++  The return does not include sales charges and is non-annualized.
  +  The returns do not include sales charges.

                 See accompanying notes to financial statements.

                                                             FOR THE
                                                           PERIOD ENDED
CLASS C                                                   JUNE 30, 2002*
------------------------------------------------------------------------
Net asset value, beginning of period                      $        11.10
                                                          --------------
Income from investment operations:
   Net investment income                                            0.11**
   Net realized and unrealized gain                                 0.33
                                                          --------------
         Total income from investment operations                    0.44
                                                          --------------
Less distributions:
   Distributions from net investment income                        (0.19)
   Distributions from net realized gains                           (0.81)
                                                          --------------
         Total distributions                                       (1.00)
                                                          --------------
Net asset value, end of period                            $        10.54
                                                          ==============
Total return                                                        4.23%++
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                    $        1,525
   Ratio of gross expenses to average net assets                    2.10%***
   Ratio of net investment income to average net assets             1.77%***
   Portfolio turnover rate                                           116%
------------------------------------------------------------------------

                                                                           YEAR ENDED JUNE 30,
                                                          -------------------------------------------------------
CLASS Y (FORMERLY CLASS I)                                  2002        2001       2000        1999       1998
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $   11.18   $   11.25  $   12.02   $   12.77  $   13.13
                                                          ---------   ---------  ---------   ---------  ---------
Income (loss) from investment operations:
   Net investment income                                       0.13**      0.25       0.23**      0.30       0.37
   Net realized and unrealized gain (loss)                     0.38        0.31      (0.30)       0.25       0.62
                                                          ---------   ---------  ---------   ---------  ---------
         Total income (loss) from investment operations        0.51        0.56      (0.07)       0.55       0.99
                                                          ---------   ---------  ---------   ---------  ---------
Less distributions:
   Distributions from net investment income                   (0.19)         --      (0.18)      (0.46)     (0.65)
   Distributions from net realized gains                      (0.81)      (0.63)     (0.52)      (0.84)     (0.70)
                                                          ---------   ---------  ---------   ---------  ---------
         Total distributions                                  (1.00)      (0.63)     (0.70)      (1.30)     (1.35)
                                                          ---------   ---------  ---------   ---------  ---------
Net asset value, end of period                            $   10.69   $   11.18  $   11.25   $   12.02  $   12.77
                                                          =========   =========  =========   =========  =========
Total return+                                                  4.91%       5.20%     (0.48)%      4.76%      8.28%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                    $ 165,630   $ 156,130  $ 284,229   $ 469,080  $ 667,745
   Ratio of gross expenses to average net assets               1.10%       1.05%      0.99%       0.96%      0.94%
   Ratio of net investment income to average net assets        1.24%       1.77%      1.99%       2.23%      2.70%
   Portfolio turnover rate                                      116%        115%        98%        105%        88%
-----------------------------------------------------------------------------------------------------------------

  * For the period November 22, 2001 (commencement of issuance) through December 31, 2001.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
 ++  The return does not include sales charges and is non-annualized.
  +  Class Y does not have sales charges.

                 See accompanying notes to financial statements.

                                                                           YEAR ENDED JUNE 30,
                                                          -------------------------------------------------------
CLASS A (FORMERLY CLASS N)                                  2002         2001      2000         1999      1998
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $   10.61   $   12.44  $   13.40   $   12.53  $   12.76
                                                          ---------   ---------  ---------   ---------  ---------
Income (loss) from investment operations:
   Net investment income                                       0.04**      0.07       0.04**      0.10**     0.13
   Net realized and unrealized gain (loss)                    (0.88)      (0.56)      0.27        1.09       0.82
                                                          ---------   ---------  ---------   ---------  ---------
         Total income (loss) from investment operations       (0.84)      (0.49)      0.31        1.19       0.95
                                                          ---------   ---------  ---------   ---------  ---------
Less distributions:
   Distributions from net investment income                   (0.06)      (0.02)     (0.06)      (0.14)     (0.13)
   Distributions from net realized gains                      (0.34)      (1.32)     (1.21)      (0.18)     (1.05)
                                                          ---------   ---------  ---------   ---------  ---------
         Total distributions                                  (0.40)      (1.34)     (1.27)      (0.32)     (1.18)
                                                          ---------   ---------  ---------   ---------  ---------
Net asset value, end of period                            $    9.37   $   10.61  $   12.44   $   13.40  $   12.53
                                                          =========   =========  =========   =========  =========
Total return+                                                 (8.05)%     (4.45)%     2.49%       9.80%      8.60%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                    $  15,173   $     302  $     224   $     220  $       1
   Ratio of expenses to average net assets:
      Before expense reimbursement and earnings credits        1.47%       1.37%      1.33%       1.30%      1.27%
      After expense reimbursement and earnings credits         1.25%       1.25%      1.25%       1.25%      1.25%
   Ratio of net investment income to average net assets:
      Before expense reimbursement and earnings credits        0.17%       0.65%      0.23%       0.80%      1.04%
      After expense reimbursement and earnings credits         0.39%       0.77%      0.31%       0.85%      1.06%
   Portfolio turnover rate                                      117%         81%       111%         86%        46%
-----------------------------------------------------------------------------------------------------------------

                                                                  FOR THE
                                                                PERIOD ENDED
CLASS B                                                        JUNE 30, 2002*
-----------------------------------------------------------------------------
Net asset value, beginning of period                           $        10.17
                                                               --------------
Income (loss) from investment operations:
   Net investment income                                                 0.05**
   Net realized and unrealized loss                                     (0.48)
                                                               --------------
         Total loss from investment operations                          (0.43)
                                                               --------------
Less distributions:
   Distributions from net investment income                             (0.06)
   Distributions from net realized gains                                (0.34)
                                                               --------------
         Total distributions                                            (0.40)
                                                               --------------
Net asset value, end of period                                 $         9.34
                                                               ==============
Total return                                                            (4.38)%++
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                         $          418
   Ratio of expenses to average net assets:
      Before expense reimbursement and earnings credits                  2.25%***
      After expense reimbursement and earnings credits                   2.00%***
   Ratio of net investment income to average net assets:
      Before expense reimbursement and earnings credits                  0.72%***
      After expense reimbursement and earnings credits                   0.97%***
   Portfolio turnover rate                                                117%
-----------------------------------------------------------------------------

  * For the period December 11, 2001 (commencement of issuance) through June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
 ++  The return does not include sales charges and is non-annualized.
  +  The returns do not include sales charges.

                 See accompanying notes to financial statements.

                                                                  FOR THE
                                                                PERIOD ENDED
CLASS C                                                        JUNE 30, 2002*
-----------------------------------------------------------------------------
Net asset value, beginning of period                           $        10.18
                                                               --------------
Income (loss) from investment operations:
   Net investment income                                                 0.04**
   Net realized and unrealized loss                                     (0.49)
                                                               --------------
         Total loss from investment operations                          (0.45)
                                                               --------------
Less distributions:
   Distributions from net investment income                             (0.06)
   Distributions from net realized gains                                (0.34)
                                                               --------------
         Total distributions                                            (0.40)
                                                               --------------
Net asset value, end of period                                 $         9.33
                                                               ==============
Total return                                                            (4.57)%++
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                         $          351
   Ratio of expenses to average net assets:
      Before expense reimbursement and earnings credits                  2.23%***
      After expense reimbursement and earnings credits                   2.00%***
   Ratio of net investment income to average net assets:
      Before expense reimbursement and earnings credits                  0.55%***
      After expense reimbursement and earnings credits                   0.78%***
   Portfolio turnover rate                                                117%
-----------------------------------------------------------------------------

                                                                                  YEAR ENDED JUNE 30,
                                                          --------------------------------------------------------------
CLASS Y (FORMERLY CLASS I)                                   2002         2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $    10.68   $    12.47   $    13.42   $    12.54   $    12.76
                                                          ----------   ----------   ----------   ----------   ----------
Income (loss) from investment operations:
   Net investment income                                        0.06**       0.09         0.07**       0.14**       0.22
   Net realized and unrealized gain (loss)                     (0.87)       (0.54)        0.27         1.09         0.78
                                                          ----------   ----------   ----------   ----------   ----------
         Total income (loss) from investment operations        (0.81)       (0.45)        0.34         1.23         1.00
                                                          ----------   ----------   ----------   ----------   ----------
Less distributions:
   Distributions from net investment income                    (0.06)       (0.02)       (0.08)       (0.17)       (0.17)
   Distributions from net realized gains                       (0.34)       (1.32)       (1.21)       (0.18)       (1.05)
                                                          ----------   ----------   ----------   ----------   ----------
         Total distributions                                   (0.40)       (1.34)       (1.29)       (0.35)       (1.22)
                                                          ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                            $     9.47   $    10.68   $    12.47   $    13.42   $    12.54
                                                          ==========   ==========   ==========   ==========   ==========
Total return+                                                  (7.71)%      (4.07)%       2.69%       10.14%        8.99%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                    $   40,714   $   49,306   $   40,538   $   42,106   $   22,724
   Ratio of expenses to average net assets:
      Before expense reimbursement and earnings credits         1.19%        1.12%        1.08%        1.05%        1.02%
      After expense reimbursement and earnings credits          1.00%        1.00%        1.00%        1.00%        1.00%
   Ratio of net investment income to average net assets:
      Before expense reimbursement and earnings credits         0.45%        0.90%        0.48%        1.05%        1.29%
      After expense reimbursement and earnings credits          0.64%        1.02%        0.56%        1.10%        1.31%
   Portfolio turnover rate                                       117%          81%         111%          86%          46%
------------------------------------------------------------------------------------------------------------------------

  * For the period November 27, 2001 (commencement of issuance) through June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
 ++  The return does not include sales charges and is non-annualized.
  +  Class Y does not have sales charges.

                 See accompanying notes to financial statements.

                                                                    YEAR ENDED JUNE 30,          FOR THE
                                                               ---------------------------     PERIOD ENDED
CLASS A (FORMERLY CLASS N)                                         2002           2001       JUNE 30, 2000(a)
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $       5.79   $      11.30   $          10.00
                                                               ------------   ------------   ----------------
Income (loss) from investment operations:
   Net investment loss                                                (0.07)**       (0.12)**              --
   Net realized and unrealized gain (loss)                            (2.37)         (5.38)              1.30
                                                               ------------   ------------   ----------------
         Total income (loss) from investment operations               (2.44)         (5.50)              1.30
                                                               ------------   ------------   ----------------
Less distributions:
   Distributions from net realized gains                                 --          (0.01)                --
                                                               ------------   ------------   ----------------
Net asset value, end of period                                 $       3.35   $       5.79   $          11.30
                                                               ============   ============   ================
Total return+                                                        (42.14)%       (48.67)%            13.00%#
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                         $        392   $          1   $              1
   Ratio of expenses to average net assets:
      Before expense reimbursement and earnings credits                9.34%          4.85%             13.53%***
      After expense reimbursement and earnings credits                 1.80%          1.80%              1.80%***
   Ratio of net investment income to average net assets:
      Before expense reimbursement and earnings credits               (9.08)%        (4.45)%           (12.51)%***
      After expense reimbursement and earnings credits                (1.54)%        (1.40)%            (0.78)%***
   Portfolio turnover rate                                              608%           221%                14%
-------------------------------------------------------------------------------------------------------------

                                                                  FOR THE
                                                                PERIOD ENDED
CLASS C                                                        JUNE 30, 2002*
-----------------------------------------------------------------------------
Net asset value, beginning of period                           $         5.28
                                                               --------------
Income (loss) from investment operations:
   Net investment loss                                                  (0.04)**
   Net realized and unrealized loss                                     (1.89)
                                                               --------------
         Total loss from investment operations                          (1.93)
                                                               --------------
Net asset value, end of period                                 $         3.35
                                                               ==============
Total return                                                           (36.55)%+++
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                         $           --++
   Ratio of expenses to average net assets:
      Before expense reimbursement and earnings credits                 11.56%***
      After expense reimbursement and earnings credits                   2.55%***
   Ratio of net investment income to average net assets:
      Before expense reimbursement and earnings credits                (11.20)%***
      After expense reimbursement and earnings credits                  (2.19)%***
   Portfolio turnover rate                                                608%
-----------------------------------------------------------------------------

(a) For the period May 26, 2000 (commencement of investment operations) through June 30, 2000.
  * For the period January 9, 2002 (commencement of issuance) through June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
+++  The return does not include sales charges and is non-annualized.
  #  The return is non-annualized.
  +  The returns do not include sales charges.
 ++  Amount represents less than $1,000.

                 See accompanying notes to financial statements.

                                                                     YEAR ENDED JUNE 30,         FOR THE
                                                               ---------------------------     PERIOD ENDED
CLASS Y (FORMERLY CLASS I)                                         2002           2001        JUNE 30, 2000*
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $       5.80   $      11.30   $          10.00
                                                               ------------   ------------   ----------------
Income (loss) from investment operations:
   Net investment loss                                                (0.06)**       (0.08)**              --
   Net realized and unrealized gain (loss)                            (2.39)         (5.41)              1.30
                                                               ------------   ------------   ----------------
         Total income (loss) from investment operations               (2.45)         (5.49)              1.30
                                                               ------------   ------------   ----------------
Less distributions:
   Distributions from net realized gains                                 --          (0.01)                --
                                                               ------------   ------------   ----------------
Net asset value, end of period                                 $       3.35   $       5.80   $          11.30
                                                               ============   ============   ================
Total return+                                                        (42.24)%       (48.58)%            13.00%#
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                         $        238   $        895   $            224
   Ratio of expenses to average net assets:
      Before expense reimbursement and earnings credits                7.60%          4.60%             13.28%***
      After expense reimbursement and earnings credits                 1.55%          1.55%              1.55%***
   Ratio of net investment income to average net assets:
      Before expense reimbursement and earnings credits               (7.30)%        (4.20)%           (12.26)%***
      After expense reimbursement and earnings credits                (1.25)%        (1.15)%            (0.53)%***
   Portfolio turnover rate                                              608%           221%                14%
-------------------------------------------------------------------------------------------------------------

  * For the period May 26, 2000 (commencement of investment operations) through June 30, 2000.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
  #  The return is non-annualized.
  +  Class Y does not have sales charges.

                 See accompanying notes to financial statements.

                                                                     YEAR ENDED JUNE 30,         FOR THE
                                                               ---------------------------     PERIOD ENDED
CLASS A (FORMERLY CLASS N)                                         2002           2001       JUNE 30, 2000(a)
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $       9.08   $      12.07   $          10.00
                                                               ------------   ------------   ----------------
Income (loss) from investment operations:
   Net investment loss                                                (0.10)**       (0.12)**           (0.01)**
   Net realized and unrealized gain (loss)                            (4.24)         (2.66)              2.08
                                                               ------------   ------------   ----------------
         Total income (loss) from investment operations               (4.34)         (2.78)              2.07
                                                               ------------   ------------   ----------------
Less distributions:
   Distributions from net realized gains                                 --          (0.21)                --
                                                               ------------   ------------   ----------------
Net asset value, end of period                                 $       4.74   $       9.08   $          12.07
                                                               ============   ============   ================
Total return+                                                        (47.80)%       (23.44)%            20.70%#
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                         $        242   $          1   $              1
   Ratio of expenses to average net assets:
      Before expense reimbursement and earnings credits                5.15%          4.11%             10.35%***
      After expense reimbursement and earnings credits                 1.55%          1.55%              1.55%***
   Ratio of net investment income to average net assets:
      Before expense reimbursement and earnings credits               (5.00)%        (3.73)%            (9.54)%***
      After expense reimbursement and earnings credits                (1.40)%        (1.17)%            (0.74)%***
   Portfolio turnover rate                                              223%           205%                19%
-------------------------------------------------------------------------------------------------------------

                                                                  FOR THE
                                                                PERIOD ENDED
CLASS B                                                        JUNE 30, 2002*
-----------------------------------------------------------------------------
Net asset value, beginning of period                           $         8.23
                                                               --------------
Income (loss) from investment operations:
   Net investment loss                                                  (0.09)**
   Net realized and unrealized loss                                     (3.42)
                                                               --------------
         Total loss from investment operations                          (3.51)
                                                               --------------
Net asset value, end of period                                 $         4.72
                                                               ==============
Total return                                                           (42.65)%++
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                         $           19
   Ratio of expenses to average net assets:
      Before expense reimbursement and earnings credits                  6.57%***
      After expense reimbursement and earnings credits                   2.30%***
   Ratio of net investment income to average net assets:
      Before expense reimbursement and earnings credits                 (6.32)%***
      After expense reimbursement and earnings credits                  (2.05)%***
   Portfolio turnover rate                                                223%
-----------------------------------------------------------------------------

(a) For the period June 2, 2000 (commencement of investment operations) through June 30, 2000.
  * For the period November 15, 2001 (commencement of issuance) through June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
 ++  The return does not include sales charges and is non-annualized.
  #  The return is non-annualized.
  +  The returns do not include sales charges.

                 See accompanying notes to financial statements.

                                                                  FOR THE
                                                                PERIOD ENDED
CLASS C                                                        JUNE 30, 2002(a)
-------------------------------------------------------------------------------
Net asset value, beginning of period                           $           8.42
                                                               ----------------
Income (loss) from investment operations:
   Net investment loss                                                    (0.08)**
   Net realized and unrealized loss                                       (3.63)
                                                               ----------------
         Total loss from investment operations                            (3.71)
                                                               ----------------
Net asset value, end of period                                 $           4.71
                                                               ================
Total return                                                             (44.06)%++
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                         $              1
   Ratio of expenses to average net assets:
      Before expense reimbursement and earnings credits                    7.09%***
      After expense reimbursement and earnings credits                     2.30%***
   Ratio of net investment income to average net assets:
      Before expense reimbursement and earnings credits                   (6.86)%***
      After expense reimbursement and earnings credits                    (2.07)%***
   Portfolio turnover rate                                                  223%
-------------------------------------------------------------------------------

                                                                    YEAR ENDED JUNE 30,          FOR THE
                                                               ---------------------------    PERIOD ENDED
CLASS Y (FORMERLY CLASS I)                                         2002           2001        JUNE 30, 2000*
-------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                           $       9.11   $      12.08   $          10.00
                                                               ------------   ------------   ----------------
Income (loss) from investment operations:
   Net investment loss                                                (0.08)**       (0.09)**              --**
   Net realized and unrealized gain (loss)                            (4.26)         (2.67)              2.08
                                                               ------------   ------------   ----------------
         Total income (loss) from investment operations               (4.34)         (2.76)              2.08
                                                               ------------   ------------   ----------------
Less distributions:
   Distributions from net realized gains                                 --          (0.21)                --
                                                               ------------   ------------   ----------------
Net asset value, end of period                                 $       4.77   $       9.11   $          12.08
                                                               ============   ============   ================
Total return+                                                        (47.64)%       (23.25)%            20.80%#
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                         $      1,856   $      2,322   $            691
   Ratio of expenses to average net assets:
      Before expense reimbursement and earnings credits                5.02%          3.86%             10.10%***
      After expense reimbursement and earnings credits                 1.30%          1.30%              1.30%***
   Ratio of net investment income to average net assets:
      Before expense reimbursement and earnings credits               (4.87)%        (3.48)%            (9.29)%***
      After expense reimbursement and earnings credits                (1.15)%        (0.92)%            (0.49)%***
   Portfolio turnover rate                                              223%           205%                19%
-------------------------------------------------------------------------------------------------------------

(a) For the period December 10, 2001 (commencement of issuance) through June 30, 2002.
  * For the period June 2, 2000 (commencement of investment operations) through June 30, 2000.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
 ++  The return does not include sales charges and is non-annualized.
  #  The return is non-annualized.
  +  Class Y does not have sales charges.

                 See accompanying notes to financial statements.

                                                                                  YEAR ENDED JUNE 30,
                                                          -----------------------------------------------------------------
CLASS A (FORMERLY CLASS N)                                   2002*          2001         2000          1999         1998
---------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $     8.58     $     9.09   $     9.16    $     9.40   $     9.64
                                                          ----------     ----------   ----------    ----------   ----------
Income (loss) from investment operations:
   Net investment income                                        0.17**         0.33**       0.37**        0.37**       0.42**
   Net realized and unrealized gain (loss)                      0.43          (0.72)       (0.43)        (0.07)       (0.20)
                                                          ----------     ----------   ----------    ----------   ----------
         Total income (loss) from investment operations         0.60          (0.39)       (0.06)         0.30         0.22
                                                          ----------     ----------   ----------    ----------   ----------
Less distributions:
   Distributions from net investment income                       --          (0.06)          --         (0.46)       (0.29)
   Distributions from net realized gains                          --             --        (0.01)        (0.08)       (0.17)
   Distributions from return of capital                        (0.17)            --           --            --           --
                                                          ----------     ----------   ----------    ----------   ----------
         Total distributions                                   (0.17)         (0.06)       (0.01)        (0.54)       (0.46)
                                                          ----------     ----------   ----------    ----------   ----------
Net asset value, end of period                            $     9.01     $     8.64   $     9.09    $     9.16   $     9.40
                                                          ==========     ==========   ==========    ==========   ==========
Total return+                                                   7.18%#        (4.27)%      (0.66)%        2.89%        2.37%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                    $    1,925     $        3   $        1    $    1,085   $        9
   Ratio of expenses to average net assets:
      Before expense reimbursement and earnings credits         1.49%***       1.37%        1.30%         1.15%        1.21%
      After expense reimbursement and earnings credits          1.15%***       1.15%        1.19%++       1.15%        1.15%
   Ratio of net investment income to average net assets:
      Before expense reimbursement and earnings credits         2.72%***       3.60%        4.09%         3.80%        4.22%
      After expense reimbursement and earnings credits          3.06%***       3.82%        4.20%         3.80%        4.28%
   Portfolio turnover rate                                       157%           165%          87%          138%         151%
---------------------------------------------------------------------------------------------------------------------------

                                                                  FOR THE
                                                                PERIOD ENDED
CLASS B                                                        JUNE 30, 2002*
-----------------------------------------------------------------------------
Net asset value, beginning of period                           $         8.35
                                                               --------------
Income from investment operations:
   Net investment income                                                 0.11**
   Net realized and unrealized gain                                      0.69
                                                               --------------
         Total income from investment operations                         0.80
                                                               --------------
Less distributions:
   Distributions from return of capital                                 (0.14)
                                                               --------------
Net asset value, end of period                                 $         9.01
                                                               ==============
Total return                                                             9.67%+++
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                         $          392
   Ratio of expenses to average net assets:
      Before expense reimbursement and earnings credits                  2.25%***
      After expense reimbursement and earnings credits                   1.90%***
   Ratio of net investment income to average net assets:
      Before expense reimbursement and earnings credits                  1.94%***
      After expense reimbursement and earnings credits                   2.29%***
   Portfolio turnover rate                                                157%
-----------------------------------------------------------------------------

  * On July 2, 2001 Class A (formerly Class N) was fully liquidated. For the period November 5, 2001 and November 26, 2001 (commencement of reissuance) for Class A and Class B, respectively, through June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
+++  The return does not include sales charges and is non-annualized.
  +  The returns do not include sales charges.
 ++ The ratio of net operating expenses to average net assets for Class A was 1.15%.
  #  The return is non-annualized.

                 See accompanying notes to financial statements.

                                                                               YEAR ENDED JUNE 30,
                                                          --------------------------------------------------------------
CLASS Y (FORMERLY CLASS I)                                   2002         2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $     8.57   $     9.01   $     9.18   $     9.41   $     9.64
                                                          ----------   ----------   ----------   ----------   ----------
Income (loss) from investment operations:
   Net investment income                                        0.31*        0.36*        0.40*        0.39*        0.43*
   Net realized and unrealized gain (loss)                      1.09        (0.72)       (0.43)       (0.07)       (0.18)
                                                          ----------   ----------   ----------   ----------   ----------
         Total income (loss) from investment operations         1.40        (0.36)       (0.03)        0.32         0.25
                                                          ----------   ----------   ----------   ----------   ----------
Less distributions:
   Distributions from net investment income                       --        (0.08)       (0.13)       (0.47)       (0.31)
   Distributions from net realized gains                          --           --        (0.01)       (0.08)       (0.17)
   Distributions from return of capital                        (0.18)          --           --           --           --
                                                          ----------   ----------   ----------   ----------   ----------
         Total distributions                                   (0.18)       (0.08)       (0.14)       (0.55)       (0.48)
                                                          ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                            $     9.79   $     8.57   $     9.01   $     9.18   $     9.41
                                                          ==========   ==========   ==========   ==========   ==========
Total return+                                                  16.57%       (4.02)%      (0.34)%       3.13%        2.69%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                    $   34,421   $   37,822   $   43,467   $   92,832   $   91,274
   Ratio of expenses to average net assets:
      Before expense reimbursement and earnings credits         1.17%        1.12%        1.05%        0.90%        0.96%
      After expense reimbursement and earnings credits          0.90%        0.90%        0.94%++      0.90%        0.90%
   Ratio of net investment income to average net assets:
      Before expense reimbursement and earnings credits         3.14%        3.85%        4.34%        4.05%        4.47%
      After expense reimbursement and earnings credits          3.41%        4.07%        4.45%        4.05%        4.53%
   Portfolio turnover rate                                       157%         165%          87%         138%         151%
------------------------------------------------------------------------------------------------------------------------

 * The net investment income per share data was determined by using average shares outstanding throughout the period.
 +   Class Y does not have sales charges.
++ The ratio of net operating expenses to average net assets for Class Y was 0.90%.

                 See accompanying notes to financial statements.

UBS U.S. BALANCED FUND -- FINANCIAL HIGHLIGHTS

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD PRESENTED.

                                                                               YEAR ENDED JUNE 30,
                                                          --------------------------------------------------------------
CLASS A (FORMERLY CLASS N)                                   2002         2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $     9.38   $     8.57   $     9.38   $    12.27   $    12.53
                                                          ----------   ----------   ----------   ----------   ----------
Income (loss) from investment operations:
   Net investment income                                        0.20**       0.28         0.23**       0.29**       0.47**
   Net realized and unrealized gain (loss)                     (0.25)        0.89        (0.74)        0.18         0.94
                                                          ----------   ----------   ----------   ----------   ----------
         Total income (loss) from investment operations        (0.05)        1.17        (0.51)        0.47         1.41
                                                          ----------   ----------   ----------   ----------   ----------
Less distributions:
   Distributions from net investment income                    (0.29)       (0.36)       (0.24)       (0.71)       (0.73)
   Distributions from net realized gains                          --           --        (0.06)       (2.65)       (0.94)
                                                          ----------   ----------   ----------   ----------   ----------
         Total distributions                                   (0.29)       (0.36)       (0.30)       (3.36)       (1.67)
                                                          ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                            $     9.04   $     9.38   $     8.57   $     9.38   $    12.27
                                                          ==========   ==========   ==========   ==========   ==========
Total return+                                                  (0.60)%      13.89%       (5.39)%       4.17%       12.15%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                    $    2,583   $        1   $        1   $        1   $        1
   Ratio of expenses to average net assets:
      Before expense reimbursement and earnings credits         1.57%        1.39%        1.26%        1.21%        1.06%
      After expense reimbursement and earnings credits          1.05%        1.05%        1.06%++      1.05%        1.05%
   Ratio of net investment income to average net assets:
      Before expense reimbursement and earnings credits         1.63%        2.81%        2.55%        2.75%        3.63%
      After expense reimbursement and earnings credits          2.15%        3.15%        2.75%        2.91%        3.64%
   Portfolio turnover rate                                       147%         159%          96%         113%         194%
------------------------------------------------------------------------------------------------------------------------

                                                                  FOR THE
                                                                PERIOD ENDED
CLASS B                                                        JUNE 30, 2002*
-----------------------------------------------------------------------------
Net asset value, beginning of period                           $         9.39
                                                               --------------
Income (loss) from investment operations:
   Net investment income                                                 0.08**
   Net realized and unrealized loss                                     (0.19)
                                                               --------------
         Total loss from investment operations                          (0.11)
                                                               --------------
Less distributions:
   Distributions from net investment income                             (0.28)
                                                               --------------
Net asset value, end of period                                 $         9.00
                                                               ==============
Total return                                                            (1.18)%+++
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                         $          913
   Ratio of expenses to average net assets:
      Before expense reimbursement and earnings credits                  2.41%***
      After expense reimbursement and earnings credits                   1.80%***
   Ratio of net investment income to average net assets:
      Before expense reimbursement and earnings credits                  0.69%***
      After expense reimbursement and earnings credits                   1.30%***
   Portfolio turnover rate                                                147%
-----------------------------------------------------------------------------

  * For the period November 7, 2001 (commencement of issuance) through June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
+++  The return does not include sales charges and is non-annualized.
  +  The returns do not include sales charges.
 ++ The ratio of net operating expenses to average net assets for Class A was 1.05%.

                 See accompanying notes to financial statements.

                                                                  FOR THE
                                                                PERIOD ENDED
CLASS C                                                        JUNE 30, 2002*
-----------------------------------------------------------------------------
Net asset value, beginning of period                           $         9.36
                                                               --------------
Income (loss) from investment operations:
   Net investment income                                                 0.08**
   Net realized and unrealized loss                                     (0.15)
                                                               --------------
         Total loss from investment operations                          (0.07)
                                                               --------------
Less distributions:
   Distributions from net investment income                             (0.28)
                                                               --------------
Net asset value, end of period                                 $         9.01
                                                               ==============
Total return                                                            (0.76)%+++
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                         $          402
   Ratio of expenses to average net assets:
      Before expense reimbursement and earnings credits                  2.37%***
      After expense reimbursement and earnings credits                   1.80%***
   Ratio of net investment income to average net assets:
      Before expense reimbursement and earnings credits                  0.75%***
      After expense reimbursement and earnings credits                   1.32%***
   Portfolio turnover rate                                                147%
-----------------------------------------------------------------------------

                                                                               YEAR ENDED JUNE 30,
                                                          --------------------------------------------------------------
CLASS Y (FORMERLY CLASS I)                                   2002         2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $     9.41   $     8.59   $     9.38   $    12.24   $    12.53
                                                          ----------   ----------   ----------   ----------   ----------
Income (loss) from investment operations:
   Net investment income                                        0.24**       0.31         0.26**       0.34**       0.49**
   Net realized and unrealized gain (loss)                     (0.27)        0.89        (0.74)        0.18         0.93
                                                          ----------   ----------   ----------   ----------   ----------
         Total income (loss) from investment operations        (0.03)        1.20        (0.48)        0.52         1.42
                                                          ----------   ----------   ----------   ----------   ----------
Less distributions:
   Distributions from net investment income                    (0.29)       (0.38)       (0.25)       (0.73)       (0.77)
   Distributions from net realized gains                          --           --        (0.06)       (2.65)       (0.94)
                                                          ----------   ----------   ----------   ----------   ----------
         Total distributions                                   (0.29)       (0.38)       (0.31)       (3.38)       (1.71)
                                                          ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                            $     9.09   $     9.41   $     8.59   $     9.38   $    12.24
                                                          ==========   ==========   ==========   ==========   ==========
Total return+                                                  (0.36)%      14.18%       (5.07)%       4.74%       12.19%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                    $   21,771   $   25,719   $   11,136   $   37,603   $   80,556
   Ratio of expenses to average net assets:
      Before expense reimbursement and earnings credits         1.24%        1.14%        1.01%        0.96%        0.81%
      After expense reimbursement and earnings credits          0.80%        0.80%        0.81%++      0.80%        0.80%
   Ratio of net investment income to average net assets:
      Before expense reimbursement and earnings credits         2.17%        3.06%        2.80%        3.00%        3.88%
      After expense reimbursement and earnings credits          2.61%        3.40%        3.00%        3.16%        3.89%
   Portfolio turnover rate                                       147%         159%          96%         113%         194%
------------------------------------------------------------------------------------------------------------------------

  * For the period November 6, 2001 (commencement of issuance) through June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
+++  The return does not include sales charges and is non-annualized.
  +  Class Y does not have sales charges.
 ++ The ratio of net operating expenses to average net assets for Class Y was 0.80%.

                 See accompanying notes to financial statements.

UBS U.S. EQUITY FUND -- FINANCIAL HIGHLIGHTS

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD PRESENTED.

                                                                               YEAR ENDED JUNE 30,
                                                          --------------------------------------------------------------
CLASS A (FORMERLY CLASS N)                                   2002         2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $    15.97   $    15.97   $    21.39   $    19.88   $    17.64
                                                          ----------   ----------   ----------   ----------   ----------
Income (loss) from investment operations:
   Net investment income                                        0.08**       0.08**       0.13**       0.08**       0.15
   Net realized and unrealized gain (loss)                     (1.38)        1.56        (3.75)        2.67         3.37
                                                          ----------   ----------   ----------   ----------   ----------
         Total income (loss) from investment operations        (1.30)        1.64        (3.62)        2.75         3.52
                                                          ----------   ----------   ----------   ----------   ----------
Less distributions:
   Distributions from net investment income                    (0.04)       (0.29)       (0.03)       (0.12)       (0.15)
   Distributions from net realized gains                       (0.69)       (1.35)       (1.77)       (1.12)       (1.13)
                                                          ----------   ----------   ----------   ----------   ----------
         Total distributions                                   (0.73)       (1.64)       (1.80)       (1.24)       (1.28)
                                                          ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                            $    13.94   $    15.97   $    15.97   $    21.39   $    19.88
                                                          ==========   ==========   ==========   ==========   ==========
Total return+                                                  (8.41)%      10.63%      (17.24)%      14.75%       21.10%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                    $   13,698   $    7,067   $    7,191   $    7,563   $      268
   Ratio of expenses to average net assets:
      Before expense reimbursement and earnings credits         1.19%        1.17%        1.09%        1.05%        1.05%
      After expense reimbursement and earnings credits          1.05%        1.05%        1.05%        1.05%        1.05%
   Ratio of net investment income to average net assets:
      Before expense reimbursement and earnings credits         0.40%        0.37%        0.64%        0.57%        0.87%
      After expense reimbursement and earnings credits          0.54%        0.49%        0.68%        0.57%        0.87%
   Portfolio turnover rate                                        60%          54%          55%          48%          42%
------------------------------------------------------------------------------------------------------------------------

                                                                  FOR THE
                                                                PERIOD ENDED
CLASS B                                                        JUNE 30, 2002*
-----------------------------------------------------------------------------
Net asset value, beginning of period                           $        14.76
                                                               --------------
Income (loss) from investment operations:
   Net investment income                                                 0.06**
   Net realized and unrealized loss                                     (0.22)
                                                               --------------
         Total loss from investment operations                          (0.16)
                                                               --------------
Less distributions:
   Distributions from net investment income                             (0.04)
   Distributions from net realized gains                                (0.69)
                                                               --------------
         Total distributions                                            (0.73)
                                                               --------------
Net asset value, end of period                                 $        13.87
                                                               ==============
         Total return                                                   (1.39)%++
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                         $          223
   Ratio of expenses to average net assets:
      Before expense reimbursement and earnings credits                  1.99%***
      After expense reimbursement and earnings credits                   1.80%***
   Ratio of net investment income to average net assets:
      Before expense reimbursement and earnings credits                  0.46%***
      After expense reimbursement and earnings credits                   0.65%***
   Portfolio turnover rate                                                 60%
-----------------------------------------------------------------------------

  * For the period November 5, 2001 (commencement of issuance) through June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
 ++  The return does not include sales charges and is non-annualized.
  +  The returns do not include sales charges.

                 See accompanying notes to financial statements.

                                                                  FOR THE
                                                                PERIOD ENDED
CLASS C                                                        JUNE 30, 2002*
-----------------------------------------------------------------------------
Net asset value, beginning of period                           $        15.20
                                                               --------------
Income (loss) from investment operations:
   Net investment income                                                 0.07**
   Net realized and unrealized loss                                     (0.66)
                                                               --------------
         Total loss from investment operations                          (0.59)
                                                               --------------
Less distributions:
   Distributions from net investment income                             (0.04)
   Distributions from net realized gains                                (0.69)
                                                               --------------
         Total distributions                                            (0.73)
                                                               --------------
Net asset value, end of period                                 $        13.88
                                                               ==============
Total return                                                            (4.18)%++
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                         $           70
   Ratio of expenses to average net assets:
      Before expense reimbursement and earnings credits                  1.97%***
      After expense reimbursement and earnings credits                   1.80%***
   Ratio of net investment income to average net assets:
      Before expense reimbursement and earnings credits                  0.56%***
      After expense reimbursement and earnings credits                   0.73%***
   Portfolio turnover rate                                                 60%
-----------------------------------------------------------------------------

                                                                               YEAR ENDED JUNE 30,
                                                          --------------------------------------------------------------
CLASS Y (FORMERLY CLASS I)                                   2002         2001         2000         1999         1998
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $    16.07   $    16.07   $    21.48   $    19.91   $    17.64
                                                          ----------   ----------   ----------   ----------   ----------
Income (loss) from investment operations:
   Net investment income                                        0.12**       0.12**       0.16**       0.17**       0.19
   Net realized and unrealized gain (loss)                     (1.39)        1.57        (3.75)        2.67         3.39
                                                          ----------   ----------   ----------   ----------   ----------
         Total income (loss) from investment operations        (1.27)        1.69        (3.59)        2.84         3.58
                                                          ----------   ----------   ----------   ----------   ----------
Less distributions:
   Distributions from net investment income                    (0.04)       (0.34)       (0.05)       (0.15)       (0.18)
   Distributions from net realized gains                       (0.69)       (1.35)       (1.77)       (1.12)       (1.13)
                                                          ----------   ----------   ----------   ----------   ----------
         Total distributions                                   (0.73)       (1.69)       (1.82)       (1.27)       (1.31)
                                                          ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                            $    14.07   $    16.07   $    16.07   $    21.48   $    19.91
                                                          ==========   ==========   ==========   ==========   ==========
Total return+                                                  (8.17)%      10.88%      (17.00)%      15.22%       21.48%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                    $   87,710   $  125,997   $  167,870   $  713,321   $  605,768
   Ratio of expenses to average net assets:
      Before expense reimbursement and earnings credits         0.93%        0.92%        0.84%        0.80%        0.80%
      After expense reimbursement and earnings credits          0.80%        0.80%        0.80%        0.80%        0.80%
   Ratio of net investment income to average net assets:
      Before expense reimbursement and earnings credits         0.66%        0.62%        0.89%        0.82%        1.12%
      After expense reimbursement and earnings credits          0.79%        0.74%        0.93%        0.82%        1.12%
   Portfolio turnover rate                                        60%          54%          55%          48%          42%
------------------------------------------------------------------------------------------------------------------------

  * For the period November 13, 2001 (commencement of issuance) through June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
 ++  The return does not include sales charges and is non-annualized.
  +  Class Y does not have sales charges.

                 See accompanying notes to financial statements.

UBS U.S. LARGE CAP EQUITY FUND -- FINANCIAL HIGHLIGHTS

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD PRESENTED.

                                                                             YEAR ENDED JUNE 30,                   FOR THE
                                                          -------------------------------------------------     PERIOD ENDED
CLASS A (FORMERLY CLASS N)                                   2002         2001         2000         1999      JUNE 30, 1998(a)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $     8.24   $     7.51   $    11.13   $     9.78   $          10.00
                                                          ----------   ----------   ----------   ----------   ----------------
Income (loss) from investment operations:
   Net investment income                                        0.05**       0.06**       0.07**       0.09**             0.02
   Net realized and unrealized gain (loss)                     (0.94)        0.82        (2.68)        1.31              (0.23)
                                                          ----------   ----------   ----------   ----------   ----------------
         Total income (loss) from investment operations        (0.89)        0.88        (2.61)        1.40              (0.21)
                                                          ----------   ----------   ----------   ----------   ----------------
Less distributions:
   Distributions from net investment income                    (0.04)       (0.15)       (0.06)       (0.05)             (0.01)
   Distributions from net realized gains                          --           --        (0.95)          --                 --
                                                          ----------   ----------   ----------   ----------   ----------------
         Total distributions                                   (0.04)       (0.15)       (1.01)       (0.05)             (0.01)
                                                          ----------   ----------   ----------   ----------   ----------------
Net asset value, end of period                            $     7.31   $     8.24   $     7.51   $    11.13   $           9.78
                                                          ==========   ==========   ==========   ==========   ================
Total return+                                                 (10.89)%      11.74%      (24.12)%      14.40%             (2.02)%#
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                    $      263   $       20   $       35   $    3,756   $         16,033
   Ratio of expenses to average net assets:
      Before expense reimbursement and earnings credits         4.89%        2.28%        1.52%        1.54%              1.84%***
      After expense reimbursement and earnings credits          1.05%        1.05%        1.05%        1.05%              1.05%***
   Ratio of net investment income to average net assets:
      Before expense reimbursement and earnings credits        (3.16)%      (0.49)%       0.45%        0.32%              0.27%***
      After expense reimbursement and earnings credits          0.68%        0.74%        0.92%        0.81%              1.06%***
   Portfolio turnover rate                                       256%          94%         174%          88%                12%
------------------------------------------------------------------------------------------------------------------------------

                                                                  FOR THE
                                                                PERIOD ENDED
CLASS B                                                        JUNE 30, 2002*
-----------------------------------------------------------------------------
Net asset value, beginning of period                           $         7.85
                                                               --------------
Income (loss) from investment operations:
   Net investment income                                                (0.01)**
   Net realized and unrealized loss                                     (0.53)
                                                               --------------
         Total loss from investment operations                          (0.54)
                                                               --------------
Less distributions:
   Distributions from net investment income                             (0.04)
                                                               --------------
Net asset value, end of period                                 $         7.27
                                                               ==============
Total return                                                            (6.98)%++
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                         $           94
   Ratio of expenses to average net assets:
      Before expense reimbursement and earnings credits                  6.35%***
      After expense reimbursement and earnings credits                   1.80%***
   Ratio of net investment income to average net assets:
      Before expense reimbursement and earnings credits                 (4.68)%***
      After expense reimbursement and earnings credits                  (0.13)%***
   Portfolio turnover rate                                                256%
-----------------------------------------------------------------------------

(a) For the period April 6, 1998 (commencement of investment operations) through June 30, 1998.
  * For the period November 28, 2001 (commencement of issuance) through June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
 ++  The return does not include sales charges and is non-annualized.
  +  The returns do not include sales charges.
  #  The return is non-annualized.

                 See accompanying notes to financial statements.

                                                                   FOR THE
                                                                 PERIOD ENDED
CLASS C                                                        JUNE 30, 2002(a)
-------------------------------------------------------------------------------
Net asset value, beginning of period                           $           8.03
                                                               ----------------
Income (loss) from investment operations:
   Net investment income                                                     --**
   Net realized and unrealized loss                                       (0.74)
                                                               ----------------
         Total loss from investment operations                            (0.74)
                                                               ----------------
Net asset value, end of period                                 $           7.29
                                                               ================
Total return                                                              (9.22)%++
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                         $            212
   Ratio of expenses to average net assets:
      Before expense reimbursement and earnings credits                    9.04%***
      After expense reimbursement and earnings credits                     1.80%***
   Ratio of net investment income to average net assets:
      Before expense reimbursement and earnings credits                   (7.55)%***
      After expense reimbursement and earnings credits                    (0.31)%***
   Portfolio turnover rate                                                  256%
-------------------------------------------------------------------------------

                                                                             YEAR ENDED JUNE 30,                   FOR THE
                                                          -------------------------------------------------     PERIOD ENDED
CLASS Y (FORMERLY CLASS I)                                   2002         2001         2000         1999       JUNE 30, 1998*
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $     8.18   $     7.48   $    11.13   $     9.80   $         10.00
                                                          ----------   ----------   ----------   ----------   ---------------
Income (loss) from investment operations:
   Net investment income                                        0.07**       0.08**       0.09**       0.11**            0.02
   Net realized and unrealized gain (loss)                     (0.94)        0.82        (2.68)        1.31             (0.20)
                                                          ----------   ----------   ----------   ----------   ---------------
         Total income (loss) from investment operations        (0.87)        0.90        (2.59)        1.42             (0.18)
                                                          ----------   ----------   ----------   ----------   ---------------
Less distributions:
   Distributions from net investment income                    (0.04)       (0.20)       (0.11)       (0.09)            (0.02)
   Distributions from net realized gains                          --           --        (0.95)          --                --
                                                          ----------   ----------   ----------   ----------   ---------------
         Total distributions                                   (0.04)       (0.20)       (1.06)       (0.09)            (0.02)
                                                          ----------   ----------   ----------   ----------   ---------------
Net asset value, end of period                            $     7.27   $     8.18   $     7.48   $    11.13   $          9.80
                                                          ==========   ==========   ==========   ==========   ===============
Total return+                                                 (10.73)%      12.12%      (23.95)%      14.54%            (1.83)%#
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                    $    2,562   $    2,859   $   15,758   $   22,668   $           154
   Ratio of expenses to average net assets:
      Before expense reimbursement and earnings credits         3.06%        2.03%        1.27%        1.29%             1.59%***
      After expense reimbursement and earnings credits          0.80%        0.80%        0.80%        0.80%             0.80%***
   Ratio of net investment income to average net assets:
      Before expense reimbursement and earnings credits        (1.37)%      (0.25)%       0.70%        0.57%             0.52%***
      After expense reimbursement and earnings credits          0.89%        0.98%        1.17%        1.06%             1.31%***
   Portfolio turnover rate                                       256%          94%         174%          88%               12%
-----------------------------------------------------------------------------------------------------------------------------

(a)  For the period May 8, 2002 (commencement of issuance) through June 30,
     2002.
  * For the period April 6, 1998 (commencement of investment operations) through June 30, 1998.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
 ++  The return does not include sales charges and is non-annualized.
  #  The return is non-annualized.
  +  Class Y does not have sales charges.

                 See accompanying notes to financial statements.

UBS U.S. LARGE CAP GROWTH FUND -- FINANCIAL HIGHLIGHTS

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD PRESENTED.

                                                                     YEAR ENDED JUNE 30,             FOR THE
                                                          ------------------------------------    PERIOD ENDED
CLASS A (FORMERLY CLASS N)                                   2002         2001         2000      JUNE 30, 1999(a)
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $     8.90   $    15.20   $    13.88   $          11.84
                                                          ----------   ----------   ----------   ----------------
Income (loss) from investment operations:
   Net investment loss                                         (0.02)**     (0.07)       (0.02)**           (0.01)
   Net realized and unrealized gain (loss)                     (2.45)       (4.32)        2.29               2.05
                                                          ----------   ----------   ----------   ----------------
         Total income (loss) from investment operations        (2.47)       (4.39)        2.27               2.04
                                                          ----------   ----------   ----------   ----------------
Less distributions:
   Distributions from net realized gains                       (0.05)       (1.91)       (0.95)                --
                                                          ----------   ----------   ----------   ----------------
Net asset value, end of period                            $     6.38   $     8.90   $    15.20   $          13.88
                                                          ==========   ==========   ==========   ================
Total return+                                                 (27.89)%     (31.59)%      17.18%             17.23%#
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                    $    1,155   $        1   $        1   $              1
   Ratio of expenses to average net assets:
      Before expense reimbursement and earnings credits         2.51%        1.59%        2.11%              2.63%***
      After expense reimbursement and earnings credits          1.05%        1.05%        1.05%              1.05%***
   Ratio of net investment income (loss) to average net
    assets:
      Before expense reimbursement and earnings credits        (1.71)%      (0.91)%      (1.22)%            (1.51)%***
      After expense reimbursement and earnings credits         (0.25)%      (0.37)%      (0.16)%             0.07%***
   Portfolio turnover rate                                        93%          56%          86%                51%
-----------------------------------------------------------------------------------------------------------------

                                                                  FOR THE
                                                                PERIOD ENDED
CLASS B                                                        JUNE 30, 2002*
-----------------------------------------------------------------------------
Net asset value, beginning of period                           $         7.86
                                                               --------------
Income (loss) from investment operations:
   Net investment loss                                                  (0.05)**
   Net realized and unrealized loss                                     (1.40)
                                                               --------------
         Total loss from investment operations                          (1.45)
                                                               --------------
Less distributions:
   Distributions from net realized gains                                (0.05)
                                                               --------------
Net asset value, end of period                                 $         6.36
                                                               ==============
Total return                                                           (18.61)%++
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                         $          115
   Ratio of expenses to average net assets:
      Before expense reimbursement and earnings credits                  3.06%***
      After expense reimbursement and earnings credits                   1.80%***
   Ratio of net investment income (loss) to average
    net assets:
      Before expense reimbursement and earnings credits                 (2.28)%***
      After expense reimbursement and earnings credits                  (1.02)%***
   Portfolio turnover rate                                                 93%
-----------------------------------------------------------------------------

(a) For the period December 31, 1998 (commencement of operations) through June 30, 1999.
  * For the period November 7, 2001 (commencement of issuance) through June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
 ++  The return does not include sales charges and is non-annualized.
  #  The return is non-annualized.
  +  The returns do not include sales charges.

                 See accompanying notes to financial statements.

                                                                  FOR THE
                                                                PERIOD ENDED
CLASS C                                                        JUNE 30, 2002*
-----------------------------------------------------------------------------
Net asset value, beginning of period                           $         8.18
                                                               --------------
Income (loss) from investment operations:
   Net investment loss                                                  (0.05)**
   Net realized and unrealized loss                                     (1.73)
                                                               --------------
         Total loss from investment operations                          (1.78)
                                                               --------------
Less distributions:
   Distributions from net realized gains                                (0.05)
                                                               --------------
Net asset value, end of period                                 $         6.35
                                                               ==============
Total return                                                           (21.91)%++
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                         $          572
   Ratio of expenses to average net assets:
      Before expense reimbursement and earnings credits                  3.22%***
      After expense reimbursement and earnings credits                   1.80%***
   Ratio of net investment income (loss) to average net
    assets:
      Before expense reimbursement and earnings credits                 (2.44)%***
      After expense reimbursement and earnings credits                  (1.02)%***
   Portfolio turnover rate                                                 93%
-----------------------------------------------------------------------------

                                                                                                  SIX MONTHS
                                                                   YEAR ENDED JUNE 30,              ENDED          YEAR ENDED
                                                          ------------------------------------     JUNE 30,       DECEMBER 31,
CLASS Y (FORMERLY CLASS I)                                   2002         2001         2000        1999(a)          1998(b)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $     8.99   $    15.28   $    13.91   $      11.84     $       9.92
                                                          ----------   ----------   ----------   ------------     ------------
Income (loss) from investment operations:
Net investment income (loss)                                      --**      (0.01)        0.03**         0.02             0.06
   Net realized and unrealized gain (loss)                     (2.47)       (4.37)        2.29           2.05             2.38
                                                          ----------   ----------   ----------   ------------     ------------
         Total income (loss) from
           investment operations                               (2.47)       (4.38)        2.32           2.07             2.44
                                                          ----------   ----------   ----------   ------------     ------------
Less distributions:
   Distributions from net investment income                    (0.05)          --           --             --            (0.06)
   Distributions from net realized gains                          --        (1.91)       (0.95)            --            (0.46)
                                                          ----------   ----------   ----------   ------------     ------------
         Total distributions                                   (0.05)       (1.91)       (0.95)            --            (0.52)
                                                          ----------   ----------   ----------   ------------     ------------
Net asset value, end of period                            $     6.47   $     8.99   $    15.28   $      13.91     $      11.84
                                                          ==========   ==========   ==========   ============     ============
Total return+                                                 (27.61)%     (31.33)%      17.52%         17.48%#          24.90%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                    $    2,291   $    3,299   $    5,885   $      2,947     $      4,147
   Ratio of expenses to average net assets:
      Before expense reimbursement
         and earnings credits                                   2.14%        1.34%        1.86%          2.38%***         2.76%
      After expense reimbursement
         and earnings credits                                   0.80%        0.80%        0.80%          0.80%***         0.99%
   Ratio of net investment income
      (loss) to average net assets:
      Before expense reimbursement
         and earnings credits                                  (1.39)%      (0.66)%      (0.97)%        (1.26)%***       (1.40)%
      After expense reimbursement
         and earnings credits                                  (0.05)%      (0.12)%       0.09%          0.32%***         0.37%
   Portfolio turnover rate                                        93%          56%          86%            51%             N/A
------------------------------------------------------------------------------------------------------------------------------

  * For the period November 19, 2001 (commencement of issuance) through June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***   Annualized.
 ++   The return does not include sales charges and is non-annualized.
  #   The return is non-annualized.
  +   Class Y does not have sales charges.
(a)   Reflects the Fund's change in fiscal year end from December 31 to June 30.
(b)   Reflects 10 for 1 share split effective December 9, 1998.
N/A = Information is not available for periods prior to reorganization.

                 See accompanying notes to financial statements.

UBS U.S. SMALL CAP GROWTH FUND -- FINANCIAL HIGHLIGHTS

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD PRESENTED.

                                                                   YEAR ENDED JUNE 30,               FOR THE
                                                          ------------------------------------     PERIOD ENDED
CLASS A (FORMERLY CLASS N)                                   2002         2001         2000      JUNE 30, 1999(a)
-----------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $    11.76   $    16.20   $     9.16   $           8.80
                                                          ----------   ----------   ----------   ----------------
Income (loss) from investment operations:
   Net investment loss                                         (0.11)**     (0.09)       (0.08)**           (0.04)
   Net realized and unrealized gain (loss)                     (1.42)       (1.52)        7.12               0.40
                                                          ----------   ----------   ----------   ----------------
         Total income (loss) from investment operations        (1.53)       (1.61)        7.04               0.36
                                                          ----------   ----------   ----------   ----------------
Less distributions:
   Distributions from net realized gains                       (0.44)       (2.83)          --                 --
                                                          ----------   ----------   ----------   ----------------
Net asset value, end of period                            $     9.79   $    11.76   $    16.20   $           9.16
                                                          ==========   ==========   ==========   ================
Total return+                                                 (13.18)%     (11.00)%      76.86%              4.09%#
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                    $    1,789   $        2   $        2   $              1
   Ratio of expenses to average net assets:
      Before expense reimbursement and earnings credits         1.69%        1.48%        1.56%              1.57%***
      After expense reimbursement and earnings credits          1.40%        1.40%        1.40%              1.40%***
   Ratio of net investment income (loss) to average
    net assets:
      Before expense reimbursement and earnings credits        (1.35)%      (0.87)%      (1.01)%            (0.87)%***
      After expense reimbursement and earnings credits         (1.06)%      (0.79)%      (0.85)%            (0.70)%***
   Portfolio turnover rate                                        71%          93%         104%                71%
-----------------------------------------------------------------------------------------------------------------

                                                                  FOR THE
                                                                PERIOD ENDED
CLASS B                                                        JUNE 30, 2002*
-----------------------------------------------------------------------------
Net asset value, beginning of period                           $        10.18
                                                               --------------
Income (loss) from investment operations:
   Net investment loss                                                  (0.11)**
   Net realized and unrealized gain                                      0.12
                                                               --------------
         Total income from investment operations                         0.01
                                                               --------------
Less distributions:
   Distributions from net realized gains                                (0.44)
                                                               --------------
Net asset value, end of period                                 $         9.75
                                                               ==============
Total return                                                            (0.11)%++
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                         $          656
   Ratio of expenses to average net assets:
      Before expense reimbursement and earnings credits                  2.46%***
      After expense reimbursement and earnings credits                   2.15%***
   Ratio of net investment income (loss) to average net
    assets:
      Before expense reimbursement and earnings credits                 (1.93)%***
      After expense reimbursement and earnings credits                  (1.62)%***
   Portfolio turnover rate                                                 71%
-----------------------------------------------------------------------------

(a) For the period December 31, 1998 (commencement of investment operations) through June 30, 1999.
  * For the period November 7, 2001 (commencement of issuance) through June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
 ++  The return does not include sales charges and is non-annualized.
  #  The return is non-annualized.
  +  The returns do not include sales charges.

                 See accompanying notes to financial statements.

                                                                  FOR THE
                                                                PERIOD ENDED
CLASS C                                                        JUNE 30, 2002*
-----------------------------------------------------------------------------
Net asset value, beginning of period                           $        10.37
                                                               --------------
Income (loss) from investment operations:
   Net investment loss                                                  (0.10)**
   Net realized and unrealized loss                                     (0.09)
                                                               --------------
         Total loss from investment operations                          (0.19)
                                                               --------------
Less distributions:
   Distributions from net realized gains                                (0.44)
                                                               --------------
Net asset value, end of period                                 $         9.74
                                                               ==============
Total return                                                            (2.04)%++
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                         $          410
   Ratio of expenses to average net assets:
      Before expense reimbursement and earnings credits                  2.46%***
      After expense reimbursement and earnings credits                   2.15%***
   Ratio of net investment income (loss) to average net
    assets:
      Before expense reimbursement and earnings credits                 (1.90)%***
      After expense reimbursement and earnings credits                  (1.59)%***
   Portfolio turnover rate                                                 71%
-----------------------------------------------------------------------------

                                                                                                  SIX MONTHS
                                                                  YEAR ENDED JUNE 30,               ENDED           YEAR ENDED
                                                          ------------------------------------     JUNE 30,        DECEMBER 31,
CLASS Y (FORMERLY CLASS I)                                   2002         2001         2000        1999(a)            1998(b)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $    11.86   $    16.27   $     9.18   $       8.80      $       9.44
                                                          ----------   ----------   ----------   ------------      ------------
Income (loss) from investment operations:
   Net investment loss                                         (0.09)**     (0.07)       (0.03)**       (0.02)            (0.02)
   Net realized and unrealized gain (loss)                     (1.41)       (1.51)        7.12           0.40             (0.57)
                                                          ----------   ----------   ----------   ------------      ------------
         Total income (loss) from investment operations        (1.50)       (1.58)        7.09           0.38             (0.59)
                                                          ----------   ----------   ----------   ------------      ------------
Less distributions:
   Distributions from net realized gains                       (0.44)       (2.83)          --             --             (0.05)
                                                          ----------   ----------   ----------   ------------      ------------
Net asset value, end of period                            $     9.92   $    11.86   $    16.27   $       9.18      $       8.80
                                                          ==========   ==========   ==========   ============      ============
Total return+                                                 (12.90)%     (10.74)%      77.23%          4.32%#           (6.70)%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                    $   36,318   $   44,057   $   50,975   $     35,211      $     22,607
   Ratio of expenses to average net assets:
      Before expense reimbursement and earnings credits         1.41%        1.23%        1.31%          1.32%***          1.69%
      After expense reimbursement and earnings credits          1.15%        1.15%        1.15%          1.15%***          1.20%
   Ratio of net investment income (loss) to average
    net assets:
      Before expense reimbursement and earnings credits        (1.07)%      (0.62)%      (0.76)%        (0.62)%***        (0.76)%
      After expense reimbursement and earnings credits         (0.81)%      (0.54)%      (0.60)%        (0.45)%***        (0.27)%
   Portfolio turnover rate                                        71%          93%         104%            71%              N/A
-------------------------------------------------------------------------------------------------------------------------------

  * For the period November 19, 2001 (commencement of issuance) through June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***   Annualized.
 ++   The return does not include sales charges and is non-annualized.
  #   The return is non-annualized.
  +   Class Y does not have sales charges.
(a)   Reflects the Fund's change in fiscal year end from December 31 to June 30.
(b)   Reflects 10 for 1 share split effective December 9, 1998.
N/A = Information is not available for periods prior to reorganization.

                 See accompanying notes to financial statements.

UBS U.S. BOND FUND -- FINANCIAL HIGHLIGHTS

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD PRESENTED.

                                                                             YEAR ENDED JUNE 30,
                                                          --------------------------------------------------------------
CLASS A (FORMERLY CLASS N)                                   2002         2001         2000         1999        1998
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $    10.33   $     9.99   $    10.30   $    10.58   $    10.24
                                                          ----------   ----------   ----------   ----------   ----------
Income from investment operations:
   Net investment income                                        0.53**       0.62**       0.58**       0.57**       0.61
   Net realized and unrealized gain (loss)                      0.32         0.41        (0.25)       (0.26)        0.42
                                                          ----------   ----------   ----------   ----------   ----------
         Total income from investment operations                0.85         1.03         0.33         0.31         1.03
                                                          ----------   ----------   ----------   ----------   ----------
Less distributions:
   Distributions from net investment income                    (0.67)       (0.69)       (0.64)       (0.44)       (0.55)
   Distributions from net realized gains                          --           --           --        (0.15)       (0.14)
                                                          ----------   ----------   ----------   ----------   ----------
         Total distributions                                   (0.67)       (0.69)       (0.64)       (0.59)       (0.69)
                                                          ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                            $    10.51   $    10.33   $     9.99   $    10.30   $    10.58
                                                          ==========   ==========   ==========   ==========   ==========
Total return+                                                   8.41%       10.56%        3.29%        2.88%       10.30%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                    $   18,558   $      123   $        1   $        1   $        1
   Ratio of expenses to average net assets:
      Before expense reimbursement and earnings credits         1.21%        0.98%        0.92%        0.86%        1.09%
      After expense reimbursement and earnings credits          0.86%++      0.85%        0.85%        0.85%        0.85%
   Ratio of net investment income to average net assets:
      Before expense reimbursement and earnings credits         4.68%        5.86%        5.87%        5.17%        5.36%
      After expense reimbursement and earnings credits          5.03%        5.99%        5.94%        5.18%        5.60%
   Portfolio turnover rate                                       452%         314%         170%         260%         198%
------------------------------------------------------------------------------------------------------------------------

                                                                  FOR THE
                                                               PERIOD ENDED
CLASS B                                                        JUNE 30, 2002*
-----------------------------------------------------------------------------
Net asset value, beginning of period                           $        10.76
                                                               --------------

Income from investment operations:
   Net investment income                                                 0.29**
   Net realized and unrealized loss                                     (0.22)
                                                               --------------
         Total income from investment operations                         0.07
                                                               --------------
Less distributions:
   Distributions from net investment income                             (0.33)
                                                               --------------
Net asset value, end of period                                 $        10.50
                                                               ==============
Total return                                                             0.70%+++
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                         $        1,405
   Ratio of expenses to average net assets:
      Before expense reimbursement and earnings credits                  1.96%***
      After expense reimbursement and earnings credits                   1.60%***
   Ratio of net investment income to average net assets:
      Before expense reimbursement and earnings credits                  3.93%***
      After expense reimbursement and earnings credits                   4.29%***
   Portfolio turnover rate                                                452%
-----------------------------------------------------------------------------

  * For the period November 6, 2001 (commencement of issuance) through June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
+++  The return does not include sales charges and is non-annualized.
  +  The returns do not include sales charges.
 ++ The ratio of net operating expenses to average net assets for Class A was 0.85%.

                 See accompanying notes to financial statements.

                                                                  FOR THE
                                                                PERIOD ENDED
CLASS C                                                        JUNE 30, 2002*
-----------------------------------------------------------------------------
Net asset value, beginning of period                           $        10.77
                                                               --------------
Income from investment operations:
   Net investment income                                                 0.31**
   Net realized and unrealized loss                                     (0.24)
                                                               --------------
         Total income from investment operations                         0.07
                                                               --------------
Less distributions:
   Distributions from net investment income                             (0.34)
                                                               --------------
Net asset value, end of period                                 $        10.50
                                                               ==============
Total return                                                             0.72%+++
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                         $        1,143
   Ratio of expenses to average net assets:
      Before expense reimbursement and earnings credits                  1.61%***
      After expense reimbursement and earnings credits                   1.35%***
   Ratio of net investment income to average net assets:
      Before expense reimbursement and earnings credits                  4.32%***
      After expense reimbursement and earnings credits                   4.58%***
   Portfolio turnover rate                                                452%
-----------------------------------------------------------------------------

                                                                             YEAR ENDED JUNE 30,
                                                          --------------------------------------------------------------
CLASS Y (FORMERLY CLASS I)                                   2002         2001         2000         1999        1998
------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $    10.35   $    10.00   $    10.28   $    10.58   $    10.24
                                                          ----------   ----------   ----------   ----------   ----------
Income from investment operations:
   Net investment income                                        0.56**       0.64**       0.62**       0.58**       0.53
   Net realized and unrealized gain (loss)                      0.31         0.42        (0.25)       (0.26)        0.53
                                                          ----------   ----------   ----------   ----------   ----------
         Total income from investment operations                0.87         1.06         0.37         0.32         1.06
                                                          ----------   ----------   ----------   ----------   ----------
Less distributions:
   Distributions from net investment income                    (0.69)       (0.71)       (0.65)       (0.47)       (0.58)
   Distributions from net realized gains                          --           --           --        (0.15)       (0.14)
                                                          ----------   ----------   ----------   ----------   ----------
         Total distributions                                   (0.69)       (0.71)       (0.65)       (0.62)       (0.72)
                                                          ----------   ----------   ----------   ----------   ----------
Net asset value, end of period                            $    10.53   $    10.35   $    10.00   $    10.28   $    10.58
                                                          ==========   ==========   ==========   ==========   ==========
Total return+                                                   8.59%       10.86%        3.74%        2.97%       10.60%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                    $   59,740   $   62,514   $   58,121   $   92,030   $   38,874
   Ratio of expenses to average net assets:
      Before expense reimbursement and earnings credits         0.80%        0.73%        0.67%        0.61%        0.84%
      After expense reimbursement and earnings credits          0.64%++      0.60%        0.60%        0.60%        0.60%
   Ratio of net investment income to average net assets:
      Before expense reimbursement and earnings credits         5.10%        6.11%        6.12%        5.42%        5.61%
      After expense reimbursement and earnings credits          5.26%        6.24%        6.19%        5.43%        5.85%
   Portfolio turnover rate                                       452%         314%         170%         260%         198%
------------------------------------------------------------------------------------------------------------------------

  * For the period November 8, 2001 (commencement of issuance) through June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
+++  The return does not include sales charges and is non-annualized.
  +  Class Y does not have sales charges.
 ++ The ratio of net operating expenses to average net assets for Class Y was 0.60%.

                 See accompanying notes to financial statements.

UBS HIGH YIELD FUND -- FINANCIAL HIGHLIGHTS

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD PRESENTED.

                                                                     YEAR ENDED JUNE 30,                FOR THE
                                                          ------------------------------------        PERIOD ENDED
CLASS A (FORMERLY CLASS N)                                   2002         2001         2000         JUNE 30, 1999(a)
--------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $     7.87   $     9.18   $     9.95            $     9.98
                                                          ----------   ----------   ----------            ----------
Income (loss) from investment operations:
   Net investment income                                        0.76**       0.85**       0.90**                0.42**
   Net realized and unrealized loss                            (0.96)       (1.08)       (0.90)                (0.15)
                                                          ----------   ----------   ----------            ----------
         Total income (loss) from investment operations        (0.20)       (0.23)          --                  0.27
                                                          ----------   ----------   ----------            ----------
Less distributions:
   Distributions from net investment income                    (1.31)       (1.08)       (0.70)                (0.30)
   Distributions from net realized gains                          --           --        (0.07)                   --
                                                          ----------   ----------   ----------            ----------
         Total distributions                                   (1.31)       (1.08)       (0.77)                (0.30)
                                                          ----------   ----------   ----------            ----------
Net asset value, end of period                            $     6.36   $     7.87   $     9.18            $     9.95
                                                          ==========   ==========   ==========            ==========
Total return+                                                  (3.01)%      (2.28)%      (0.13)%                2.71%#
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                    $   65,832   $        1   $        1            $        1
   Ratio of expenses to average net assets:
      Before expense reimbursement and earnings credits         1.26%        1.14%        1.11%                 1.08%***
      After expense reimbursement and earnings credits          0.95%        0.97%++      0.95%                 0.95%***
   Ratio of net investment income to average net assets:
      Before expense reimbursement and earnings credits        10.71%        9.65%        9.06%                 8.29%***
      After expense reimbursement and earnings credits         11.02%        9.82%        9.22%                 8.42%***
   Portfolio turnover rate                                       120%          87%          73%                   77%
--------------------------------------------------------------------------------------------------------------------

                                                                  FOR THE
                                                                PERIOD ENDED
CLASS B                                                        JUNE 30, 2002*
-----------------------------------------------------------------------------
Net asset value, beginning of period                           $         7.02
                                                               --------------
Income (loss) from investment operations:
   Net investment income                                                 0.45**
   Net realized and unrealized loss                                     (0.61)
                                                               --------------
         Total loss from investment operations                          (0.16)
                                                               --------------
Less distributions:
   Distributions from net investment income                             (0.51)
                                                               --------------
Net asset value, end of period                                 $         6.35
                                                               ==============
Total return                                                            (2.70)%+++
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                         $       15,692
   Ratio of expenses to average net assets:
      Before expense reimbursement and earnings credits                  2.05%***
      After expense reimbursement and earnings credits                   1.70%***
   Ratio of net investment income to average net assets:
      Before expense reimbursement and earnings credits                  9.88%***
      After expense reimbursement and earnings credits                  10.23%***
   Portfolio turnover rate                                                120%
-----------------------------------------------------------------------------

(a) For the period December 31, 1998 (commencement of investment operations) through June 30, 1999.
  * For the period November 7, 2001 (commencement of issuance) June 30, 2002. ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
+++  The return does not include sales charges and is non-annualized.
  #  The return is non-annualized.
  +  The returns do not include sales charges.
 ++ The ratio of net operating expenses to average net assets for Class A was 0.95%.

                 See accompanying notes to financial statements.

                                                                  FOR THE
                                                                PERIOD ENDED
CLASS C                                                        JUNE 30, 2002*
-----------------------------------------------------------------------------
Net asset value, beginning of period                           $         7.02
                                                               --------------
Income (loss) from investment operations:
   Net investment income                                                 0.46**
   Net realized and unrealized loss                                     (0.61)
                                                               --------------
         Total loss from investment operations                          (0.15)
                                                               --------------
Less distributions:
   Distributions from net investment income                             (0.52)
                                                               --------------
Net asset value, end of period                                 $         6.35
                                                               ==============
Total return
                                                                        (2.54)%++
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                         $       17,947
   Ratio of expenses to average net assets:
      Before expense reimbursement and earnings credits                  1.79%***
      After expense reimbursement and earnings credits                   1.45%***
   Ratio of net investment income to average net assets:
      Before expense reimbursement and earnings credits                 10.15%***
      After expense reimbursement and earnings credits                  10.49%***
   Portfolio turnover rate                                                120%
-----------------------------------------------------------------------------

                                                                                                  SIX MONTHS
                                                                   YEAR ENDED JUNE 30,              ENDED         YEAR ENDED
                                                          ------------------------------------     JUNE 30,      DECEMBER 31,
CLASS Y (FORMERLY CLASS I)                                  2002         2001         2000          1999(a)         1998(b)
------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                      $     7.90   $     9.19   $     9.96   $       9.98     $      10.05
                                                          ----------   ----------   ----------   ------------     ------------
Income (loss) from investment operations:
   Net investment income                                        0.81**       0.88**       0.91**         0.44**           7.30
   Net realized and unrealized gain (loss)                     (1.01)       (1.08)       (0.90)         (0.15)            0.02
                                                          ----------   ----------   ----------   ------------     ------------
         Total income (loss) from investment operations        (0.20)       (0.20)        0.01           0.29             7.32
                                                          ----------   ----------   ----------   ------------     ------------
Less distributions:
   Distributions from net investment income                    (1.32)       (1.09)       (0.71)         (0.31)           (7.33)
   Distributions from net realized gains                          --           --        (0.07)            --            (0.06)
                                                          ----------   ----------   ----------   ------------     ------------
        Total distributions                                    (1.32)       (1.09)       (0.78)         (0.31)           (7.39)
                                                          ----------   ----------   ----------   ------------     ------------
Net asset value, end of period                            $     6.38   $     7.90   $     9.19   $       9.96     $       9.98
                                                          ==========   ==========   ==========   ============     ============
Total return+                                                  (2.98)%      (1.83)%       0.02%          2.91%#           7.75%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                    $   40,120   $   54,560   $   50,845   $     60,044     $     34,900
   Ratio of expenses to average net assets:
      Before expense reimbursement and earnings credits         1.02%        0.89%        0.86%          0.83%***         1.59%
      After expense reimbursement and earnings credits          0.70%        0.72%++      0.70%          0.70%***         0.89%
   Ratio of net investment income to average net assets:
      Before expense reimbursement and earnings credits        10.77%        9.90%        9.31%          8.54%***         7.38%
      After expense reimbursement and earnings credits         11.09%       10.07%        9.47%          8.67%***         8.08%
   Portfolio turnover rate                                       120%          87%          73%            77%             N/A
------------------------------------------------------------------------------------------------------------------------------

  * For the period November 7, 2001 (commencement of issuance) through June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***   Annualized.
 ++   The return does not include sales charges and is non-annualized.
  #   The total return is non-annualized.
  +   Class Y does not have sales charges.
(a)   Reflects the Fund's change in fiscal year end from December 31 to June 30.
(b)   Reflects 10 for 1 share split effective December 9, 1998.
N/A = Information is not available for periods prior to reorganization.

                 See accompanying notes to financial statements.

UBS INTERNATIONAL EQUITY FUND -- FINANCIAL HIGHLIGHTS

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD PRESENTED.

                                                                                    YEAR ENDED JUNE 30,
                                                           ---------------------------------------------------------------
CLASS A (FORMERLY CLASS N)                                     2002          2001          2000          1999      1998
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $      10.61   $    13.57    $   12.30     $   12.14  $   12.59
                                                           ------------   ----------    ---------     ---------  ---------
Income (loss) from investment operations:
   Net investment income                                           0.13**         --**       0.08**        0.12       0.16
   Net realized and unrealized gain (loss)                        (0.79)       (2.15)        1.33          0.27       0.29
                                                           ------------   ----------    ---------     ---------  ---------
         Total income (loss) from investment operations           (0.66)       (2.15)        1.41          0.39       0.45
                                                           ------------   ----------    ---------     ---------  ---------
Less distributions:
   Distributions from net investment income                       (0.27)       (0.04)          --         (0.11)     (0.16)
   Distributions from net realized gains                          (1.60)       (0.77)       (0.14)        (0.12)     (0.74)
                                                           ------------   ----------    ---------     ---------  ---------
         Total distributions                                      (1.87)       (0.81)       (0.14)        (0.23)     (0.90)
                                                           ------------   ----------    ---------     ---------  ---------
Net asset value, end of period                             $       8.08   $    10.61    $   13.57     $   12.30  $   12.14
                                                           ============   ==========    =========     =========  =========
Total return+                                                     (5.91)%     (16.37)%      11.51%         3.30%      4.51%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                     $      2,599   $      301    $       1     $      15  $      11
   Ratio of expenses to average net assets:
      Before expense reimbursement and earnings credits            1.41%        1.31%        1.25%         1.24%      1.25%
      After expense reimbursement and earnings credits             1.25%        1.28%++      1.25%+++      1.24%      1.25%
   Ratio of net investment income to average net assets:
      Before expense reimbursement and earnings credits            1.38%        0.77%        0.64%         1.10%      1.27%
      After expense reimbursement and earnings credits             1.54%        0.80%        0.64%         1.10%      1.27%
   Portfolio turnover rate                                           82%          62%          59%           74%        49%
--------------------------------------------------------------------------------------------------------------------------

                                                                                                                FOR THE
                                                                                                             PERIOD ENDED
CLASS B                                                                                                      JUNE 30, 2002*
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                         $        7.75
                                                                                                             -------------
Income from investment operations:
   Net investment income                                                                                              0.05**
   Net realized and unrealized gain                                                                                   0.25
                                                                                                             -------------
         Total income from investment operations                                                                      0.30
                                                                                                             -------------
Net asset value, end of period                                                                               $        8.05
                                                                                                             =============
Total return                                                                                                          3.87%#
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                                                                       $         120
   Ratio of expenses to average net assets:
      Before expense reimbursement and earnings credits                                                               2.05%***
      After expense reimbursement and earnings credits                                                                2.00%***
   Ratio of net investment income to average net assets:
      Before expense reimbursement and earnings credits                                                               1.45%***
      After expense reimbursement and earnings credits                                                                1.50%***
   Portfolio turnover rate                                                                                              82%
--------------------------------------------------------------------------------------------------------------------------

  * For the period February 12, 2002 (commencement of issuance) through June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
  #  The return does not include sales charges and is non-annualized.
  +  The returns do not include sales charges.
 ++ The ratio of net operating expenses to average net assets for Class A was 1.25%.
+++ The ratio of net operating expenses to average net assets for Class A was 1.24%.

                 See accompanying notes to financial statements.

                                                                                                                FOR THE
                                                                                                             PERIOD ENDED
CLASS C                                                                                                      JUNE 30, 2002*
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                         $        7.75
                                                                                                             -------------
Income from investment operations:
   Net investment income                                                                                              0.04**
   Net realized and unrealized gain                                                                                   2.13
                                                                                                             -------------
         Total income from investment operations                                                                      2.17
                                                                                                             -------------
Less distributions:
   Distributions from net investment income                                                                          (0.27)
   Distributions from net realized gains                                                                             (1.60)
                                                                                                             -------------
         Total distributions                                                                                         (1.87)
                                                                                                             -------------
Net asset value, end of period                                                                               $        8.05
                                                                                                             =============
Total return                                                                                                          3.87%#
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                                                                       $         183
   Ratio of expenses to average net assets:
      Before expense reimbursement and earnings credits                                                               2.19%***
      After expense reimbursement and earnings credits                                                                2.00%***
   Ratio of net investment income to average net assets:
      Before expense reimbursement and earnings credits                                                               0.91%***
      After expense reimbursement and earnings credits                                                                1.10%***
   Portfolio turnover rate                                                                                              82%
--------------------------------------------------------------------------------------------------------------------------

                                                                                    YEAR ENDED JUNE 30,
                                                          ----------------------------------------------------------------
CLASS Y (FORMERLY CLASS I)                                     2002          2001          2000          1999      1998
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                       $      10.64   $    13.57    $   12.34     $   12.15  $   12.59
                                                           ------------   ----------    ---------     ---------  ---------
Income (loss) from investment operations:
   Net investment income                                           0.09**       0.13**       0.11**        0.16       0.18
   Net realized and unrealized gain (loss)                        (0.74)       (2.25)        1.33          0.27       0.30
                                                           ------------   ----------    ---------     ---------  ---------
         Total income (loss) from investment operations           (0.65)       (2.12)        1.44          0.43       0.48
                                                           ------------   ----------    ---------     ---------  ---------
Less distributions:
   Distributions from net investment income                       (0.27)       (0.04)       (0.07)        (0.12)     (0.18)
   Distributions from net realized gains                          (1.60)       (0.77)       (0.14)        (0.12)     (0.74)
                                                           ------------   ----------    ---------     ---------  ---------
         Total distributions                                      (1.87)       (0.81)       (0.21)        (0.24)     (0.92)
                                                           ------------   ----------    ---------     ---------  ---------
Net asset value, end of period                             $       8.12   $    10.64    $   13.57     $   12.34  $   12.15
                                                           ============   ==========    =========     =========  =========
Total return+                                                     (5.78)%     (16.15)%      11.76%         3.65%      4.78%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                     $     97,851   $  192,408    $ 411,985     $ 490,322  $ 439,329
   Ratio of expenses to average net assets:
      Before expense reimbursement and earnings credits            1.13%        1.06%        1.00%         0.99%      1.00%
      After expense reimbursement and earnings credits             1.00%        1.03%++      1.00%+++      0.99%      1.00%
   Ratio of net investment income to average net assets:
      Before expense reimbursement and earnings credits            0.92%        1.02%        0.89%         1.35%      1.52%
      After expense reimbursement and earnings credits             1.05%        1.05%        0.89%         1.35%      1.52%
   Portfolio turnover rate                                           82%          62%          59%           74%        49%
--------------------------------------------------------------------------------------------------------------------------

  * For the period January 27, 2002 (commencement of issuance) through June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
  #  The return does not include sales charges and is non-annualized.
  +  Class Y does not have sales charges.
 ++ The ratio of net operating expenses to average net assets for Class Y was 1.00%.
+++ The ratio of net operating expenses to average net assets for Class Y was 0.99%.

                 See accompanying notes to financial statements.

UBS U.S. VALUE EQUITY FUND -- FINANCIAL HIGHLIGHTS

THE TABLE BELOW SETS FORTH FINANCIAL DATA FOR ONE SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT THE PERIOD PRESENTED.

                                                                                                               FOR THE
                                                                                                             PERIOD ENDED
CLASS A                                                                                                      JUNE 30, 2002*
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                         $        9.96
                                                                                                             -------------
Income (loss) from investment operations:
   Net investment income                                                                                              0.05**
   Net realized and unrealized loss                                                                                  (0.64)
                                                                                                             -------------
         Total loss from investment operations                                                                       (0.59)
                                                                                                             -------------
Net asset value, end of period                                                                               $        9.37
                                                                                                             =============
Total return                                                                                                         (5.92)%++
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                                                                       $         751
   Ratio of expenses to average net assets:
      Before expense reimbursement and earnings credits                                                               3.82%***
      After expense reimbursement and earnings credits                                                                1.10%***
   Ratio of net investment income (loss) to average net assets:
      Before expense reimbursement and earnings credits                                                              (1.85)%***
      After expense reimbursement and earnings credits                                                                0.87%***
   Portfolio turnover rate                                                                                              39%
--------------------------------------------------------------------------------------------------------------------------

                                                                                                               FOR THE
                                                                                                             PERIOD ENDED
CLASS B                                                                                                      JUNE 30, 2002*
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                         $        9.62
                                                                                                             -------------
Income (loss) from investment operations:
   Net investment income                                                                                              0.01**
   Net realized and unrealized loss                                                                                  (0.31)
                                                                                                             -------------
         Total loss from investment operations                                                                       (0.30)
                                                                                                             -------------
Net asset value, end of period                                                                               $        9.32
                                                                                                             =============
Total return                                                                                                         (3.12)%++
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                                                                       $         301
   Ratio of expenses to average net assets:
      Before expense reimbursement and earnings credits                                                               4.66%***
      After expense reimbursement and earnings credits                                                                1.85%***
   Ratio of net investment income (loss) to average net assets:
      Before expense reimbursement and earnings credits                                                              (2.72)%***
      After expense reimbursement and earnings credits                                                                0.09%***
   Portfolio turnover rate                                                                                              39%
--------------------------------------------------------------------------------------------------------------------------

  * For the periods December 9, 2001 and November 8, 2001 (commencement of issuance and investment operations) for Class A and Class B, respectively, through June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
 ++  The returns do not include sales charges and are non-annualized.

                 See accompanying notes to financial statements.

                                                                                                               FOR THE
                                                                                                             PERIOD ENDED
CLASS C                                                                                                      JUNE 30, 2002*
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                         $        9.73
                                                                                                             -------------
Income (loss) from investment operations:
   Net investment income                                                                                                --**
   Net realized and unrealized loss                                                                                  (0.40)
                                                                                                             -------------
         Total loss from investment operations                                                                       (0.40)
                                                                                                             -------------
Net asset value, end of period                                                                               $        9.33
                                                                                                             =============
Total return                                                                                                         (4.11)%++
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                                                                       $         234
   Ratio of expenses to average net assets:
      Before expense reimbursement and earnings credits                                                               4.58%***
      After expense reimbursement and earnings credits                                                                1.85%***
   Ratio of net investment income (loss) to average net assets:
      Before expense reimbursement and earnings credits                                                              (2.68)%***
      After expense reimbursement and earnings credits                                                                0.05%***
   Portfolio turnover rate                                                                                              39%
--------------------------------------------------------------------------------------------------------------------------

                                                                                                               FOR THE
                                                                                                             PERIOD ENDED
CLASS Y                                                                                                      JUNE 30, 2002*
--------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period                                                                         $       10.00
                                                                                                             -------------
Income (loss) from investment operations:
   Net investment income                                                                                              0.11**
   Net realized and unrealized loss                                                                                  (0.73)
                                                                                                             -------------
         Total loss from investment operations                                                                       (0.62)
                                                                                                             -------------
Net asset value, end of period                                                                               $        9.38
                                                                                                             =============
Total return+                                                                                                        (6.20)%
Ratios/Supplemental data:
   Net assets, end of period (in 000s)                                                                       $       2,819
   Ratio of expenses to average net assets:
      Before expense reimbursement and earnings credits                                                               3.15%***
      After expense reimbursement and earnings credits                                                                0.85%***
   Ratio of net investment income (loss) to average net assets:
      Before expense reimbursement and earnings credits                                                              (1.17)%***
      After expense reimbursement and earnings credits                                                                1.13%***
   Portfolio turnover rate                                                                                              39%
--------------------------------------------------------------------------------------------------------------------------

  * For the periods December 12, 2001 and June 29, 2001 (commencement of issuance and investment operations) for Class C and Class Y, respectively, through June 30, 2002.
 ** The net investment income per share data was determined by using average shares outstanding throughout the period.
***  Annualized.
 ++  The return does not include sales charges and is non-annualized.
  +  Class Y does not have sales charges.

                 See accompanying notes to financial statements.

THE UBS FUNDS -- NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES
The UBS Funds (formerly The Brinson Funds) (the "Trust") is an open-end, management investment company registered under the Investment Company Act of 1940, as amended, as a series company. The Trust currently offers shares of fourteen series: UBS Global Allocation Fund, UBS Global Equity Fund, UBS Global Technology Fund, UBS Global Biotech Fund, UBS Global Bond Fund, UBS U.S. Balanced Fund, UBS U.S. Equity Fund, UBS U.S. Large Cap Equity Fund, UBS U.S. Large Cap Growth Fund, UBS U.S. Small Cap Growth Fund, UBS U.S. Bond Fund, UBS High Yield Fund, UBS International Equity Fund, and UBS U.S. Value Equity Fund (formerly Global Fund, Global Equity Fund, Global Technology Fund, Global Biotech Fund, Global Bond Fund, U.S. Balanced Fund, U.S. Equity Fund, U.S. Large Cap Equity Fund, U.S. Large Cap Growth Fund, U.S. Small Cap Growth Fund, U.S. Bond Fund, High Yield Fund, International Equity Fund, and U.S. Value Equity
Fund) (each a "Fund" and collectively, the "Funds"). As of November 5, 2001, each Fund has four classes of shares outstanding, Class A, Class B, Class C and Class Y. There are an unlimited number of shares of each class with par value of $0.001 authorized. Each share represents an identical interest in the investments of the Funds and has the same rights. The UBS Investment Funds share class liquidated effective November 9, 2001. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

A. INVESTMENT VALUATION: Securities for which market quotations are readily available are valued at the last available sales price on the exchange or market on which they are principally traded, or lacking any sales, at the last available bid price on the exchange or market on which such securities are principally traded. U.S. equity securities traded over-the-counter are valued at the most recent bid price. Investments in affiliated investment companies are valued at the daily closing net asset value of the respective fund. Debt securities are valued at the most recent bid price by using market quotations or independent pricing services. Securities for which market quotations are not readily available, including restricted securities which are subject to limitations on their sale, are valued at fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Forward foreign currency contracts are valued daily using quoted forward exchange rates. Short-term obligations with a maturity of 60 days or less are valued at amortized cost, which approximates market value.

B. FOREIGN CURRENCY TRANSLATION: Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the WM/Reuters closing spot rates as of 4:00 p.m. London time. Purchases and sales of portfolio securities, commitments under forward foreign currency contracts and income receipts are translated at the prevailing exchange rate as of the date of each transaction. Realized and unrealized foreign exchange gains or losses on investments are included as a component of net realized and unrealized gain or loss on investments in the statements of operations.

C. INVESTMENT TRANSACTIONS: Investment transactions are accounted for on a trade date basis. Gains and losses on securities sold are determined on an identified cost basis.

D. INVESTMENT INCOME: Interest income, which includes the amortization of premiums and accretion of discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as the information becomes available.

E. FEDERAL INCOME TAXES: It is the Funds' policy to comply with all requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders. The Funds met the requirements of the Code applicable to regulated investment companies for the year ended June 30, 2002, therefore, no federal income tax provision was required.

At June 30, 2002, the following Funds had capital loss carryforwards for federal income tax purposes available to offset future net capital gains through the indicated expiration dates:

                                             EXPIRATION DATE   EXPIRATION DATE   EXPIRATION DATE
FUND                                          JUNE 30, 2008     JUNE 30, 2009     JUNE 30, 2010
----                                         ---------------   ---------------   ---------------
UBS Global Equity Fund                       $            --   $            --   $     1,293,102
UBS Global Technology Fund                                --            66,391         1,032,585
UBS Global Biotech Fund                                   --                --           381,521
UBS Global Bond Fund                               1,071,616         1,590,880                --
UBS U.S. Balanced Fund                                    --           751,452                --
UBS U.S. Large Cap Equity Fund                            --         5,942,698            83,503
UBS U.S. Large Cap Growth Fund                            --                --         1,265,393
UBS U.S. Bond Fund                                   446,367         1,533,662                --

At June 30, 2002 the UBS High Yield Fund had the following capital loss carryforwards for federal income tax purposes available to offset future capital gains through the indicated expiration dates:

 EXPIRATION DATE  EXPIRATION DATE  EXPIRATION DATE  EXPIRATION DATE  EXPIRATION DATE  EXPIRATION DATE
  JUNE 30, 2003    JUNE 30, 2004    JUNE 30, 2005    JUNE 30, 2006    JUNE 30, 2007    JUNE 30, 2008
 ---------------  ---------------  ---------------  ---------------  ---------------  ---------------
 $    36,527,101  $    16,663,383  $    10,089,023  $    11,387,957  $    18,661,457  $    98,009,332

 EXPIRATION DATE  EXPIRATION DATE
  JUNE 30, 2009    JUNE 30, 2010
 ---------------  ---------------
 $    23,205,714+ $    6,612,767+

+ Due to merger with Paine Webber High Income Fund, utilization of capital loss carryforwards is limited to $20,645,392 in 2003. The remaining portion will be available for utilization in subsequent years.

For the fiscal year end June 30, 2002, the UBS Global Bond Fund, UBS U.S. Balanced Fund and the UBS U.S. Bond Fund utilized capital loss carryforwards of $37,560, $449,140 and $1,218,543, respectivley.

Post-October losses are deemed to arise on the first business day of a portfolio's next taxable year. For the year ended June 30, 2002, the following Funds incurred, and elected to defer, net capital losses of the following:

                                                   NET           NET
                                                 CAPITAL       CURRENCY
FUND                                             LOSSES         LOSSES
----                                         -------------   -----------
UBS Global Allocation Fund                   $   5,820,045   $       --
UBS Global Equity Fund                           1,609,656           --
UBS Global Technology Fund                         522,397           --
UBS Global Biotech Fund                            823,176           --
UBS Global Bond Fund                                 2,077      817,021
UBS U.S. Balanced Fund                             173,268           --
UBS U.S. Large Cap Equity Fund                     174,163           --
UBS U.S. Large Cap Growth Fund                   1,138,998           --
UBS U.S. Small Cap Growth Fund                   1,315,852           --
UBS High Yield Fund                             24,971,560           --
UBS International Equity Fund                    7,665,274           --

The tax character of distributions paid during the fiscal years ended June 30, 2002 and 2001, were as follows:

                                                                         2002                                    2001
                                            --------------------------------------------------------------   -------------
                                             DISTRIBUTIONS  DISTRIBUTIONS                                    DISTRIBUTIONS
                                               PAID FROM    PAID FROM NET   DISTRIBUTIONS        TOTAL         PAID FROM
                                               ORDINARY       LONG-TERM     FROM RETURN OF   DISTRIBUTIONS     ORDINARY
FUND                                            INCOME      CAPITAL GAINS     CAPITAL            PAID           INCOME
----                                        -------------   -------------   --------------   -------------   -------------
UBS Global Allocation Fund                  $   5,031,352   $   9,778,031   $          --    $  14,809,383   $     713,154
UBS Global Equity Fund                            689,423       1,384,778              --        2,074,201       1,445,095
UBS Global Technology Fund                             --              --              --               --           2,797
UBS Global Biotech Fund                                --              --              --               --          29,502
UBS Global Bond Fund                                   --              --         725,259          725,259         335,918
UBS U.S. Balanced Fund                            560,395              --              --          560,395         522,551
UBS U.S. Equity Fund                              675,823       5,227,388              --        5,903,211       2,490,505
UBS U.S. Large Cap Equity Fund                     13,201              --              --           13,201         140,177
UBS U.S. Large Cap Growth Fund                         --          33,063              --           33,063         466,240
UBS U.S. Small Cap Growth Fund                    401,689       1,141,314              --        1,543,003       8,102,185
UBS U.S. Bond Fund                              5,697,025              --              --        5,697,025       4,194,864
UBS High Yield Fund                            12,804,647              --              --       12,804,647       4,908,877
UBS International Equity Fund                   4,444,207      16,417,909              --       20,862,116         674,142
UBS U.S. Value Equity Fund*                            --              --              --               --              --
                                                                                             -------------
                                                                                             $  65,025,504
                                                                                             =============

                                                        2001
                                            -----------------------------
                                            DISTRIBUTIONS
                                            PAID FROM NET       TOTAL
                                              LONG-TERM     DISTRIBUTIONS
                                            CAPITAL GAINS       PAID
                                            -------------   -------------
UBS Global Allocation Fund                  $   9,460,103   $  10,173,257
UBS Global Equity Fund                          5,284,058       6,729,153
UBS Global Technology Fund                             --           2,797
UBS Global Biotech Fund                                --          29,502
UBS Global Bond Fund                                   --         335,918
UBS U.S. Balanced Fund                                 --         522,551
UBS U.S. Equity Fund                           10,124,571      12,615,076
UBS U.S. Large Cap Equity Fund                         --         140,177
UBS U.S. Large Cap Growth Fund                    915,132       1,381,372
UBS U.S. Small Cap Growth Fund                  1,419,724       9,521,909
UBS U.S. Bond Fund                                     --       4,194,864
UBS High Yield Fund                                    --       4,908,877
UBS International Equity Fund                  19,994,317      20,668,459
UBS U.S. Value Equity Fund*                            --              --
                                                            -------------
                                                            $  71,223,912
                                                            =============

*  The UBS U.S. Value Equity Fund commenced investment operations on June 29,
2001.

At June 30, 2002, the components of accumulated earnings (deficit) on a tax basis were as follows:

                                            UNDISTRIBUTED                    ACCUMULATED
                                              ORDINARY       ACCUMULATED     CAPITAL AND
FUND                                           INCOME          EARNINGS      OTHER LOSSES
----                                        -------------   -------------   --------------
UBS Global Allocation Fund                 $    6,136,958   $          --   $           --
UBS Global Equity Fund                          1,782,181              --       (1,293,102)
UBS Global Technology Fund                             --              --       (1,098,976)
UBS Global Biotech Fund                                --              --         (381,521)
UBS Global Bond Fund                                   --              --       (2,662,496)
UBS U.S. Balanced Fund                            277,550              --         (751,452)
UBS U.S. Equity Fund                              938,572       2,514,938               --
UBS U.S. Large Cap Equity Fund                     45,695              --       (6,026,201)
UBS U.S. Large Cap Growth Fund                         --              --       (1,265,393)
UBS U.S. Small Cap Growth Fund                         --              --               --
UBS U.S. Bond Fund                                105,723              --       (1,980,029)
UBS High Yield Fund                               993,045              --     (221,156,734)
UBS International Equity Fund                   4,355,235              --               --
UBS U.S. Value Equity Fund                         87,761              --               --

The difference between book-basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

Due to inherent differences in the recognition of income, expenses and realized gains/losses under generally accepted accounting principles and federal income tax purposes, permanent differences between book and tax basis reporting for the current fiscal year have been identified and appropriately reclassified. Reclassifications for the year ended June 30, 2002, were as follows:

                                            ACCUMUALATED
                                            UNDISTRIBUTED    ACCUMUALATED
                                           NET INVESTMENT    NET REALIZED
FUND                                        INCOME (LOSS)     GAIN (LOSS)   PAID IN CAPITAL
----                                       --------------   -------------   ---------------
UBS Global Allocation Fund                 $     (306,353)  $  (2,958,578)     $  3,264,931
UBS Global Equity Fund                            394,303        (402,751)            8,448
UBS Global Technology Fund                         20,601             (16)          (20,585)
UBS Global Biotech Fund                            57,809         (16,266)          (41,543)
UBS Global Bond Fund                             (421,419)      2,140,586        (1,719,167)
UBS U.S. Balanced Fund                             16,770         (16,702)              (68)
UBS U.S. Equity Fund                              (54,833)         54,833                --
UBS U.S. Large Cap Equity Fund                        775              --              (775)
UBS U.S. Large Cap Growth Fund                     17,572              16           (17,588)
UBS U.S. Small Cap Growth Fund                    324,060      (1,265,841)          941,781
UBS U.S. Bond Fund                                 93,494         (93,494)               --
UBS High Yield Fund                                    --    (208,876,282)      208,876,282
UBS International Equity Fund                   3,178,194      (3,948,890)          770,696
UBS U.S. Value Equity Fund                            683              --              (683)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

F. DISTRIBUTIONS TO SHAREHOLDERS: It is the Funds' policy to distribute their respective net investment income and net capital gains, if any, annually except for UBS U.S. Bond Fund, UBS High Yield Fund and UBS Global Bond Fund. These Funds will distribute their respective net income, if any, monthly. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments for foreign currency transactions. Differences in dividends per share between the classes are due to service and distribution related expenses.

G. INCOME AND EXPENSE ALLOCATION: All income earned and expenses incurred by each Fund will be borne on a pro rata basis by each of the classes.

H. EARNINGS CREDITS: The Funds have entered into an arrangement with their custodian whereby interest earned on uninvested cash balances are used to offset a portion of the Fund's expenses. These amounts are reflected in the Statements of Operations.

I. USE OF ESTIMATES: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimates.

2.   INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES
UBS Global Asset Management (Americas) Inc. (formerly Brinson Partners, Inc.) (the "Advisor"), a registered investment advisor, provides the Funds with investment management services. As compensation for these services, each Fund pays the Advisor a monthly fee based on each Fund's respective average daily net assets. With respect to UBS Global Technology Fund, UBS Global Biotech Fund, UBS U.S. Large Cap Growth Fund, UBS U.S. Small Cap Growth Fund and UBS High Yield Fund, UBS Global Asset Management (New York) Inc. (formerly Brinson Partners (New York) Inc.) (the "Sub-Advisor") an affiliate of the Advisor, serves as Sub-Advisor for these Funds pursuant to a Sub-Advisory Agreement (the "Sub-Advisory Agreement") with the Advisor. The Sub-Advisor receives 0.10% from the Advisor for services it provides under the Sub-Advisory Agreement.

FUND                                        ADVISORY FEE
----                                       --------------
UBS Global Allocation Fund                      0.80%
UBS Global Equity Fund                          0.80
UBS Global Technology Fund                      1.40
UBS Global Biotech Fund                         1.15
UBS Global Bond Fund                            0.75
UBS U.S. Balanced Fund                          0.70
UBS U.S. Equity Fund                            0.70
UBS U.S. Large Cap Equity Fund                  0.70
UBS U.S. Large Cap Growth Fund                  0.70
UBS U.S. Small Cap Growth Fund                  1.00
UBS U.S. Bond Fund                              0.50
UBS High Yield Fund                             0.60
UBS International Equity Fund                   0.80
UBS U.S. Value Equity Fund                      0.70

The Advisor has agreed to waive its fees and reimburse each Fund to the extent that total annualized operating expenses exceed a specified percentage of each Fund's respective average daily net assets. The Advisor may recapture any amounts waived or reimbursed with respect to the UBS Global Technology Fund and UBS Global Biotech Fund subject to the following conditions: (1) the Advisor must request reimbursement within three years from the date on which the waiver and/or reimbursement was made, and (2) the Fund must be able to reimburse the Advisor and remain within the operating expense limits noted in the following chart. No amounts were recaptured by the Advisor during the year ended June 30, 2002. Investment advisory fees and other transactions for the year ended June 30, 2002, were as follows:

                                             CLASS A       CLASS B       CLASS C       CLASS Y      ADVISORY       FEES
FUND                                       EXPENSE CAP   EXPENSE CAP   EXPENSE CAP   EXPENSE CAP      FEES        WAIVED
----                                       -----------   -----------   -----------   -----------   -----------   ---------
UBS Global Allocation Fund                    1.35%         2.10%         2.10%         1.10%      $ 1,319,471   $      --
UBS Global Equity Fund                        1.25          2.00          2.00          1.00           472,933     109,842
UBS Global Technology Fund                    1.80          2.55          2.55          1.55            21,507      94,978
UBS Global Biotech Fund                       1.55          2.30          2.30          1.30            31,990      99,376
UBS Global Bond Fund                          1.15          1.90          1.65          0.90           280,606      98,763
UBS U.S. Balanced Fund                        1.05          1.80          1.80          0.80           167,846     103,551
UBS U.S. Equity Fund                          1.05          1.80          1.80          0.80           870,376     156,903
UBS U.S. Large Cap Equity Fund                1.05          1.80          1.80          0.80            39,402     112,897
UBS U.S. Large Cap Growth Fund                1.05          1.80          1.80          0.80            36,801      70,817
UBS U.S. Small Cap Growth Fund                1.40          2.15          2.15          1.15           390,240     101,812
UBS U.S. Bond Fund                            0.85          1.60          1.35          0.60           427,378     145,430
UBS High Yield Fund                           0.95          1.70          1.45          0.70           629,243     324,507
UBS International Equity Fund                 1.25          2.00          2.00          1.00         1,121,694     168,567
UBS U.S. Value Equity Fund                    1.10          1.85          1.85          0.85            24,925      83,469

Certain officers of the Funds are also officers of the Advisor. All officers serve without compensation from the Funds. Trustees' fees paid to unaffiliated trustees for the year ended June 30, 2002, were as follows:

FUND                                       FEES PAID
----                                       ---------
UBS Global Allocation Fund                 $   7,601
UBS Global Equity Fund                         6,799
UBS Global Technology Fund                     3,656
UBS Global Biotech Fund                        3,656
UBS Global Bond Fund                           4,748
UBS U.S. Balanced Fund                         4,356
UBS U.S. Equity Fund                           7,026
UBS U.S. Large Cap Equity Fund                 3,628
UBS U.S. Large Cap Growth Fund                 3,667
UBS U.S. Small Cap Growth Fund                 4,742
UBS U.S. Bond Fund                             5,479
UBS High Yield Fund                            5,097
UBS International Equity Fund                  8,011
UBS U.S. Value Equity Fund                     3,460

The Funds may invest in shares of certain affiliated investment companies also sponsored by the Advisor. These investments represented 17.71% of UBS Global Allocation Fund's net assets at June 30, 2002. Amounts relating to those investments at June 30, 2002 and for the year then ended, were as follows:

                                                                                   NET          CHANGE IN
                                                                   SALES         REALIZED     NET UNREALIZED
AFFILIATES                                        PURCHASES       PROCEEDS      GAIN/(LOSS)     GAIN/(LOSS)       VALUE
----------                                      -------------   -------------   -----------   --------------   ------------
UBS U.S. Small Cap Equity Relationship Fund     $          --   $          --   $        --   $      380,891   $  4,700,933
UBS High Yield Relationship Fund                    2,900,000       5,128,000        37,120         (280,241)     5,059,731
UBS Emerging Markets Equity Relationship Fund       4,600,000       3,670,000      (877,874)       2,061,284      9,500,404
UBS Emerging Markets Debt Relationship Fund                --       3,100,000     1,569,804       (1,134,476)     3,219,505
UBS Supplementary Trust U.S. Cash
   Management Prime Fund                          108,688,424     106,798,567            --               --      8,627,035

The Funds may invest in shares of the UBS Supplementary Trust U.S. Cash Management Prime Fund ("Supplementary Trust"). Supplementary Trust is managed by the Advisor and is offered as a cash management option only to mutual funds and certain other accounts managed by the Advisor. The Supplementary Trust pays no management fees. Distributions received from the Supplementary

Trust are reflected as interest income in the statements of operations. Amounts relating to those investments at June 30, 2002 and for the year ended June 30, 2002, were as follows:

                                                                                                % OF
                                                     SALES         INTEREST                      NET
FUND                               PURCHASES        PROCEEDS        INCOME         VALUE        ASSETS
----                             -------------   -------------   ------------   ------------   --------
UBS Global Allocation Fund       $ 108,688,424   $ 106,798,567   $     84,036   $  8,627,035     4.91%
UBS Global Equity Fund             107,041,583     112,110,568         53,616        915,301     1.62
UBS Global Bond Fund                31,918,606      31,692,347         18,618      1,318,563     3.59
UBS U.S. Balanced Fund              21,442,918      20,076,598         29,841      2,881,099    11.22
UBS U.S. Equity Fund                59,560,732      61,518,027         64,485      1,775,539     1.75
UBS U.S. Small Cap Growth Fund      32,035,489      31,743,094         45,152      3,103,143     7.92
UBS U.S. Bond Fund                 289,817,244     287,015,947         81,415      2,836,367     3.51
UBS High Yield Fund                125,151,448     124,256,951         67,555        963,891     0.69
UBS International Equity Fund      528,438,862     561,995,425        220,699      1,253,925     1.24

The following Funds have incurred brokerage commissions with affiliated broker dealers as listed below. Amounts relating to those transactions at June 30, 2002, were as follows:

FUND                             UBSWARBURG LLC
----                             --------------
UBS Global Allocation Fund       $       17,191
UBS Global Equity Fund                    7,935
UBS Global Technology Fund               16,837
UBS Global Biotech Fund                     102
UBS U.S. Balanced Fund                    3,050
UBS U.S. Equity Fund                     50,669
UBS U.S. Large Cap Equity Fund            1,571
UBS U.S. Large Cap Growth Fund              725
UBS U.S. Value Equity Fund                  115

3.   INVESTMENT TRANSACTIONS
Investment transactions for the period ended June 30, 2002, excluding short-term investments, were as follows:

                                                     SALES
FUND                               PURCHASES        PROCEEDS
----                             -------------   -------------
UBS Global Allocation Fund       $ 190,858,464   $ 182,192,329
UBS Global Equity Fund              66,817,154      68,546,792
UBS Global Technology Fund           8,028,381       8,431,613
UBS Global Biotech Fund              7,053,416       5,840,358
UBS Global Bond Fund                56,274,716      61,693,821
UBS U.S. Balanced Fund              33,126,366      34,276,430
UBS U.S. Equity Fund                72,247,853      97,199,514
UBS U.S. Large Cap Equity Fund      13,367,121      12,757,737
UBS U.S. Large Cap Growth Fund       4,761,041       5,531,629
UBS U.S. Small Cap Growth Fund      26,102,221      27,981,798
UBS U.S. Bond Fund                 383,109,267     375,217,810
UBS High Yield Fund                116,142,819     115,687,687
UBS International Equity Fund      108,907,960     165,016,303
UBS U.S. Value Equity Fund           2,726,904       1,365,507

4.   FORWARD FOREIGN CURRENCY CONTRACTS
The Funds may engage in portfolio hedging with respect to changes in currency exchange rates by entering into forward foreign currency contracts to purchase or sell currencies. Forward foreign currency contracts are also used to achieve currency allocation strategies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The unrealized gain, if any, represents the credit risk to each Fund on a forward foreign currency contract. Fluctuations in the value of forward foreign currency contracts are recorded daily as net unrealized gains or losses. The Funds realize a gain or loss upon settlement of the contracts. The statements of operations reflect net realized and net unrealized gains and losses on these contracts. The counterparty to all forward foreign currency contracts during the period ended June 30, 2002, was the Funds' custodian.

5.   FUTURES CONTRACTS
The Funds may purchase or sell exchange-traded futures contracts, which are contracts that obligate the Funds to make or take delivery of a financial instrument or the cash value of a securities index at a specified future date at a specified price. The Funds enter into such contracts to hedge a portion of their portfolio or equitize cash. Risks of entering into futures contracts include the possibility that there may be an illiquid market or that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Upon entering into a futures contract, the Funds are required to deposit either cash or securities (initial margin). Subsequent payments (variation margin) are made or received by the Funds, generally on a daily basis. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains or losses. The Funds recognize a realized gain or loss when the contract is closed or expires. The statements of operations reflects net realized and net unrealized gains and losses on these contracts.

6.   SECURITY LENDING
UBS Global Allocation Fund and UBS International Equity Fund loaned securities to certain brokers, with the Funds' custodian acting as the Funds' lending agent. The Funds earned negotiated lenders' fees, which are included in securities lending-net in the statements of operations. The Funds receive cash and/or securities as collateral against the loaned securities. The cash collateral received is invested in interest bearing securities which are included in the schedule of investments. The Funds monitor the market value of securities loaned on a daily basis and initially require collateral against the loaned securities in an amount at least equal to 102% of the value of domestic securities loaned and 105% of the value of foreign securities loaned. The value of loaned securities and related collateral outstanding at June 30, 2002, were as follows:

                                   MARKET         CASH COLLATERAL      MARKET VALUE OF
                                  VALUE OF          RECEIVED FOR         INVESTMENTS
                                 SECURITIES         SECURITIES        OF CASH COLLATERAL
FUND                               LOANED             LOANED               RECEIVED
----                             -----------      ---------------     ------------------
UBS Global Allocation Fund       $ 5,884,503      $     5,763,657     $        5,763,660
UBS International Equity Fund      9,658,450            9,853,046              9,853,046

7.   DISTRIBUTION PLANS
Effective November 5, 2001, the Trust has adopted distribution and/or service plans (the "Plans") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for Class A, Class B and Class C. Each Plan governs payments made for the expenses incurred in the service and/or distribution of Class A, Class B and Class C. Annual fees under the Plan are as follows as a percentage of the average daily net assets of the Class of each of the Funds:

FUND                                               CLASS A         CLASS B        CLASS C
----                                               -------         -------        -------
UBS Global Allocation Fund                          0.25%           1.00%           1.00%
UBS Global Equity Fund                              0.25            1.00            1.00
UBS Global Technology Fund                          0.25            1.00            1.00
UBS Global Biotech Fund                             0.25            1.00            1.00
UBS Global Bond Fund                                0.25            1.00            0.75
UBS U.S. Balanced Fund                              0.25            1.00            1.00
UBS U.S. Equity Fund                                0.25            1.00            1.00
UBS U.S. Large Cap Equity Fund                      0.25            1.00            1.00
UBS U.S. Large Cap Growth Fund                      0.25            1.00            1.00
UBS U.S. Small Cap Growth Fund                      0.25            1.00            1.00
UBS U.S. Bond Fund                                  0.25            1.00            0.75
UBS High Yield Fund                                 0.25            1.00            0.75
UBS International Equity Fund                       0.25            1.00            1.00
UBS U.S. Value Equity Fund                          0.25            1.00            1.00

8.   TRANSFER AGENCY SERVICES FEES
As of August 20, 2001, PFPC, Inc. ("PFPC") serves as the Funds' transfer agent. Pursuant to the Transfer Agency and Related Services Agreement between PFPC and the Trust, PFPC may delegate to an affiliated or unaffiliated entity, its obligation to perform certain transfer agency related services. PFPC, not the Funds, compensates UBS Global AM for delegated services.

9.   LINE OF CREDIT
Effective September 10, 2001, the Trust has entered into an agreement with UBS AG, Stamford Branch to provide a 364-day $300 million committed line of credit to the Funds. Prior to September 10, 2001, the line of credit was provided by JPMorgan Chase Bank. Borrowings will be made for temporary purposes. Interest on amounts borrowed is calculated based on the Federal Funds Rate plus 0.40%. The Funds pay an annual commitment fee of 0.09% of the average daily balance of the line of credit not utilized. The average borrowings under the agreement for the period ended June 30, 2002, were as follows:

                                               AVERAGE     NUMBER OF DAYS    INTEREST
FUND                                         BORROWINGS      OUTSTANDING       PAID
----                                         ----------    --------------    --------
UBS Global Bond Fund                          $5,700,000           7         $  2,386
UBS U.S. Balanced Fund                         6,400,000           3            1,756
UBS U.S. Bond Fund                             6,465,306          49           29,408
UBS High Yield Fund                            3,485,714          14            3,884
UBS International Equity Fund                  5,058,696          23           15,348

10.  SHARES OF BENEFICIAL INTEREST
For the year ended June 30, 2002, transactions in shares of beneficial interest for each of the Funds were as follows:

                                                                                                       NET INCREASE
                                                                                                        (DECREASE)
                                                                              SHARES       DIVIDENDS     IN SHARES
CLASS A (FORMERLY CLASS N)                                 SHARES SOLD     REPURCHASED    REINVESTED    OUTSTANDING
--------------------------                                 -----------     -----------    ----------   ------------
UBS Global Allocation Fund                                     715,521        (127,567)       43,233        631,187
UBS Global Equity Fund                                       3,128,725      (1,578,288)       40,866      1,591,303
UBS Global Technology Fund                                     181,863         (64,837)           --        117,026
UBS Global Biotech Fund                                        131,672         (80,820)           --         50,852
UBS Global Bond Fund                                           984,747        (773,376)        2,030        213,401
UBS U.S. Balanced Fund                                         300,457         (18,636)        3,757        285,578
UBS U.S. Equity Fund                                           708,862        (179,477)       11,062        540,447
UBS U.S. Large Cap Equity Fund                                  36,869          (3,521)          154         33,502
UBS U.S. Large Cap Growth Fund                                 319,480        (140,346)        1,699        180,833
UBS U.S. Small Cap Growth Fund                                 213,258         (36,510)        5,820        182,568
UBS U.S. Bond Fund                                           2,004,680        (274,863)       23,321      1,753,138
UBS High Yield Fund                                          1,406,628      (1,889,150)      314,424       (168,098)
UBS International Equity Fund                                1,278,780      (1,016,129)       30,484        293,135
UBS U.S. Value Equity Fund                                      94,668         (14,525)           --         80,143

                                                                                                       NET INCREASE
                                                                                                        (DECREASE)
                                                                              SHARES       DIVIDENDS     IN SHARES
CLASS B                                                    SHARES SOLD     REPURCHASED    REINVESTED    OUTSTANDING
-------                                                    -----------     -----------    ----------   ------------
UBS Global Allocation Fund                                     164,512         (16,187)          884        149,209
UBS Global Equity Fund                                          44,650             (10)           81         44,721
UBS Global Technology Fund                                          --              --            --             --
UBS Global Biotech Fund                                          3,984              --            --          3,984
UBS Global Bond Fund                                            43,303              --           207         43,510
UBS U.S. Balanced Fund                                         120,172         (19,146)          396        101,422
UBS U.S. Equity Fund                                            23,188          (7,347)          237         16,078
UBS U.S. Large Cap Equity Fund                                  24,868         (11,943)           12         12,937
UBS U.S. Large Cap Growth Fund                                  27,444          (9,309)           30         18,165
UBS U.S. Small Cap Growth Fund                                  81,729         (14,792)          355         67,292
UBS U.S. Bond Fund                                             146,602         (13,754)          947        133,795
UBS High Yield Fund                                            408,633        (910,331)       59,686       (442,012)
UBS International Equity Fund                                   16,821          (1,872)           --         14,949
UBS U.S. Value Equity Fund                                      35,795          (3,479)           --         32,316

                                       139

                                                                                                       NET INCREASE
                                                                                                        (DECREASE)
                                                                              SHARES       DIVIDENDS     IN SHARES
CLASS C                                                    SHARES SOLD     REPURCHASED    REINVESTED    OUTSTANDING
-------                                                    -----------     -----------    ----------   ------------
UBS Global Allocation Fund                                     146,726          (2,182)          219        144,763
UBS Global Equity Fund                                          43,240          (6,324)          744         37,660
UBS Global Technology Fund                                         141              --            --            141
UBS Global Biotech Fund                                            117              --            --            117
UBS Global Bond Fund                                                --              --            --             --
UBS U.S. Balanced Fund                                          46,781          (2,237)           85         44,629
UBS U.S. Equity Fund                                             5,264            (272)           68          5,060
UBS U.S. Large Cap Equity Fund                                  35,643          (6,626)           --         29,017
UBS U.S. Large Cap Growth Fund                                  99,366          (9,774)          463         90,055
UBS U.S. Small Cap Growth Fund                                  54,771         (12,775)           73         42,069
UBS U.S. Bond Fund                                             169,007         (61,276)        1,094        108,825
UBS High Yield Fund                                            441,548        (585,864)       82,124        (62,192)
UBS International Equity Fund                                   85,602         (62,830)           --         22,772
UBS U.S. Value Equity Fund                                      25,369            (314)           --         25,055

                                                                                                       NET INCREASE
                                                                                                        (DECREASE)
                                                                              SHARES       DIVIDENDS     IN SHARES
CLASS Y (FORMERLY CLASS I)                                 SHARES SOLD     REPURCHASED    REINVESTED    OUTSTANDING
--------------------------                                 -----------     -----------    ----------   ------------
UBS Global Allocation Fund                                   8,027,916      (7,367,875)      880,082      1,540,123
UBS Global Equity Fund                                      12,705,436     (13,129,371)      103,897       (320,038)
UBS Global Technology Fund                                   1,632,274      (1,715,311)           --        (83,037)
UBS Global Biotech Fund                                        429,011        (294,436)           --        134,575
UBS Global Bond Fund                                         1,682,126      (2,629,806)       49,855       (897,825)
UBS U.S. Balanced Fund                                       1,214,669      (1,606,011)       53,510       (337,832)
UBS U.S. Equity Fund                                         2,474,912      (4,407,500)      327,346     (1,605,242)
UBS U.S. Large Cap Equity Fund                               1,331,323      (1,329,202)          692          2,813
UBS U.S. Large Cap Growth Fund                                 118,647        (133,138)        1,660        (12,831)
UBS U.S. Small Cap Growth Fund                               2,812,018      (2,993,966)      131,213        (50,735)
UBS U.S. Bond Fund                                          25,786,380     (26,600,460)      448,819       (365,261)
UBS High Yield Fund                                         12,655,217     (14,030,481)      707,677       (667,587)
UBS International Equity Fund                               84,473,748     (92,835,346)    2,329,414     (6,032,184)
UBS U.S. Value Equity Fund                                         431              --            --            431

                                                                                                       NET INCREASE
                                                                                                        (DECREASE)
                                                                              SHARES       DIVIDENDS     IN SHARES
UBS INVESTMENT FUNDS CLASS*                                SHARES SOLD     REPURCHASED    REINVESTED    OUTSTANDING
--------------------------                                 -----------     -----------    ----------   ------------
UBS Global Allocation Fund                                      29,669        (662,034)           --       (632,365)
UBS Global Equity Fund                                         121,155      (2,013,474)           --     (1,892,319)
UBS Global Technology Fund                                          --        (120,896)           --       (120,896)
UBS Global Biotech Fund                                         22,349         (87,211)           --        (64,862)
UBS Global Bond Fund                                                34        (122,117)           --       (122,083)
UBS U.S. Balanced Fund                                             535        (140,307)           --       (139,772)
UBS U.S. Equity Fund                                            35,944        (400,785)           --       (364,841)
UBS U.S. Large Cap Equity Fund                                     631         (31,458)           --        (30,827)
UBS U.S. Large Cap Growth Fund                                  24,524        (418,933)           --       (394,409)
UBS U.S. Small Cap Growth Fund                                  39,760        (241,359)           --       (201,599)
UBS U.S. Bond Fund                                              38,862        (309,461)        2,786       (267,813)
UBS High Yield Fund                                             10,605        (272,296)       17,013       (244,678)
UBS International Equity Fund                                   39,536        (436,791)           --       (397,255)
UBS U.S. Value Equity Fund                                          --              --            --             --

*  The UBS Investment Funds share class were liquidated effective November 9,
   2001.

For the year ended June 30, 2001, transactions in shares of beneficial interest for each of the Funds were as follows:

                                                                                                       NET INCREASE
                                                                                                        (DECREASE)
                                                                              SHARES       DIVIDENDS     IN SHARES
CLASS A (FORMERLY CLASS N)                                 SHARES SOLD     REPURCHASED    REINVESTED    OUTSTANDING
--------------------------                                 -----------     -----------    ----------   ------------
UBS Global Allocation Fund                                       3,612            (654)          360          3,318
UBS Global Equity Fund                                           8,271              --         2,169         10,440
UBS Global Technology Fund                                          --              --            --             --
UBS Global Biotech Fund                                             --              --             2              2
UBS Global Bond Fund                                               302             (96)           --            206
UBS U.S. Balanced Fund                                              --              --             5              5
UBS U.S. Equity Fund                                           282,952        (291,478)          744         (7,782)
UBS U.S. Large Cap Equity Fund                                      --          (2,239)           45         (2,194)
UBS U.S. Large Cap Growth Fund                                      --              --            16             16
UBS U.S. Small Cap Growth Fund                                      --              --            25             25
UBS U.S. Bond Fund                                              11,879            (137)           78         11,820
UBS High Yield Fund                                                 --              --            15             15
UBS International Equity Fund                                   29,190            (900)            6         28,296
UBS U.S. Value Equity Fund*                                         --              --            --             --

                                                                                                       NET INCREASE
                                                                                                        (DECREASE)
                                                                              SHARES       DIVIDENDS     IN SHARES
CLASS Y (FORMERLY CLASS I)                                 SHARES SOLD     REPURCHASED    REINVESTED    OUTSTANDING
--------------------------                                 -----------     -----------    ----------   ------------
UBS Global Allocation Fund                                  13,170,765     (25,149,917)      682,606    (11,296,546)
UBS Global Equity Fund                                       8,564,732      (7,452,703)      257,001      1,369,030
UBS Global Technology Fund                                     284,244        (149,855)           96        134,485
UBS Global Biotech Fund                                        262,496         (66,939)        1,959        197,516
UBS Global Bond Fund                                         1,633,523      (2,073,452)       27,821       (412,108)
UBS U.S. Balanced Fund                                       2,159,047        (770,837)       47,172      1,435,382
UBS U.S. Equity Fund                                         3,772,869      (7,044,608)      663,992     (2,607,747)
UBS U.S. Large Cap Equity Fund                                 393,712      (2,164,332)       13,686     (1,756,934)
UBS U.S. Large Cap Growth Fund                                  78,058        (144,949)       48,752        (18,139)
UBS U.S. Small Cap Growth Fund                               2,035,204      (2,031,226)      577,154        581,132
UBS U.S. Bond Fund                                          12,781,260     (12,913,593)      357,842        225,509
UBS High Yield Fund                                         19,421,713     (18,586,243)      545,121      1,380,591
UBS International Equity Fund                               89,527,090    (103,415,131)    1,613,416    (12,274,625)
UBS U.S. Value Equity Fund*                                         --              --            --             --

                                                                                                       NET INCREASE
                                                                                                        (DECREASE)
                                                                              SHARES       DIVIDENDS     IN SHARES
UBS INVESTMENT FUNDS                                       SHARES SOLD     REPURCHASED    REINVESTED    OUTSTANDING
--------------------                                       -----------     -----------    ----------   ------------
UBS Global Allocation Fund                                      39,462        (232,932)       39,447       (154,023)
UBS Global Equity Fund                                          37,501        (615,995)      206,290       (372,204)
UBS Global Technology Fund                                     151,006         (61,638)          173         89,541
UBS Global Biotech Fund                                         57,847          (5,809)          584         52,622
UBS Global Bond Fund                                            17,470        (131,350)          404       (113,476)
UBS U.S. Balanced Fund                                          22,321         (32,886)        5,101         (5,464)
UBS U.S. Equity Fund                                            50,554        (495,064)       25,701       (418,809)
UBS U.S. Large Cap Equity Fund                                  10,314          (1,342)          655          9,627
UBS U.S. Large Cap Growth Fund                                  36,350        (185,074)       67,020        (81,704)
UBS U.S. Small Cap Growth Fund                                 110,194        (191,641)       54,734        (26,713)
UBS U.S. Bond Fund                                             147,598        (251,733)       17,092        (87,043)
UBS High Yield Fund                                             28,962         (35,174)       14,868          8,656
UBS International Equity Fund                                  104,031        (169,681)       27,545        (38,105)
UBS U.S. Value Equity Fund*                                         --              --            --             --

*  The Fund commenced investment operations on June 29, 2001.

11.  REORGANIZATION
At the close of business November 30, 2001, the High Yield Fund ("Acquiring Fund") acquired the assets and liabilities of the Paine Webber High Income Fund ("Acquired Fund") by effecting a tax-free reorganization whereby Paine Webber High Income Fund made a distribution-in-kind of the assets of the Fund to the sole shareholder, High Yield Fund, pursuant to a plan of reorganization approved by the Board of Trustees and shareholders of the Acquired Fund. Net assets as of the reorganization date were as follows:

                                                  PAINE WEBBER
                                                HIGH INCOME FUND                 HIGH YIELD                         NET
                                                     SHARES         ACQUIRED        FUND                        UNREALIZED
FUND ACQUIRED                                       EXCHANGED        ASSETS     SHARES ISSUED   NET ASSETS     DEPRECIATION
-------------                                  ------------------  ----------  --------------  ------------   ---------------
Paine Webber High Income Fund                                                                  $117,928,581    $(91,402,909)
Class A                                             23,125,101     75,847,383    10,526,844
Class B                                              6,398,808     20,971,245     2,911,618
Class C                                              6,330,500     20,793,488     2,886,568
Class Y                                                 96,550        316,465        43,748

The High Yield Fund's net assets immediately before the reorganization were $31,342,005.

12.  SUBSEQUENT EVENTS
On June 3, 2002, the Board of Trustees voted to liquidate the UBS Global Biotech Fund and the UBS Global Technology Fund (the "Funds"). It is anticipated that the Funds will cease operations and will be liquidated on August 16, 2002, or as soon as practicable thereafter. The Board of Trustees also approved a plan of reorganization on June 3, 2002 (the "Plan"), whereby, the UBS U.S. Large Cap Equity Fund (the "Large Cap Fund") will transfer substantially all of its assets and liabilities to the UBS U.S. Value Equity Fund. If approved by shareholders at a meeting scheduled to be held on September 25, 2002 (or at any adjournment thereof) it is expected that the reorganization will occur on or about October 4, 2002.

UBS FUNDS -- REPORT OF INDEPENDENT AUDITORS

The Board of Trustees and Shareholders
The UBS Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of The UBS Funds -- UBS Global Allocation Fund, UBS Global Equity Fund, UBS Global Technology Fund, UBS Global Biotech Fund, UBS Global Bond Fund, UBS U.S. Balanced Fund, UBS U.S. Equity Fund, UBS U.S. Large Cap Equity Fund, UBS U.S. Large Cap Growth Fund, UBS U.S. Small Cap Growth Fund, UBS U.S. Bond Fund, UBS High Yield Fund, UBS International Equity Fund and UBS U.S. Value Equity Fund (collectively the "Funds") as of June 30, 2002, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2002, by correspondence with the custodian and brokers, or alternative procedures for confirmations not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The UBS Funds -- UBS Global Allocation Fund, UBS Global Equity Fund, UBS Global Technology Fund, UBS Global Biotech Fund, UBS Global Bond Fund, UBS U.S. Balanced Fund, UBS U.S. Equity Fund, UBS U.S. Large Cap Equity Fund, UBS U.S. Large Cap Growth Fund, UBS U.S. Small Cap Growth Fund, UBS U.S. Bond Fund, UBS High Yield Fund, UBS International Equity Fund and UBS U.S. Value Equity Fund at June 30, 2002, and the results of their operations for the year then ended, the statements of changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.

                                                       Ernst & Young LLP

New York, New York

August 27, 2002

TRUSTEE INFORMATION (UNAUDITED)

The table below shows, for each Trustee, his or her name, address and age, the position held with the Trust, the length of time served as a Trustee of the Trust, the Trustee's principal occupations during the last five years, the number of funds in the UBS Family of Funds overseen by the Trustee, and other directorships held by such Trustee.

The Fund's Statement of Additional Information contains additional information about the Trustees and is available, without charge, upon request, by calling 1-800-647-1568.

Non-Interested Trustees:

                                                                                       NUMBER OF
                                                                                     PORTFOLIOS IN
                         POSITION/                                                    FUND COMPLEX
                         TERM/TIME           PRINCIPAL OCCUPATION(S) DURING           OVERSEEN BY           OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE   SERVED (1)                  PAST 5 YEARS                      TRUSTEE (2)             HELD BY TRUSTEE
----------------------  ------------    ----------------------------------------    ----------------   -----------------------------
Walter E. Auch, 81      Trustee         Retired; prior thereto, Chairman and CEO    39 portfolios in   Trustee, Advisors Series
6001 N. 62nd Place      since 1994      of Chicago Board of Options Exchange        two registered     Trust  since 1997 (16
Paradise Valley,                        1979-1986. Trustee, UBS Supplementary       investment         portfolios); Trustee, Smith
AZ 85253                                Trust since 1997.                           companies          Barney Fund Complex since
                                                                                    advised by the     1992 (27 portfolios); Trustee
                                                                                    Advisor.           Nicholas Applegate
                                                                                                       1992 (19 portfolios);
                                                                                                       Trustee Banyan Strategic
                                                                                                       Realty Trust since 1998;
                                                                                                       Director, Express
                                                                                                       America Holdings Corp.
                                                                                                       since 1992; and Director,
                                                                                                       Semele Group Inc. since
                                                                                                       1987.

Frank K. Reilly, 66     Chairman and    Professor, University of Notre Dame         39 portfolios in   Director, Discover Bank since
College of Business     Trustee         since 1982; Trustee, UBS Supplementary      two registered     1993; Director Morgan
Administration          since 1994      Trust since 1997; and Director, Battery     investment         Stanley Trust, FSB since
University of                           Park Funds Inc. (1995-2001).                companies          1996; and Director, MIBCO
Notre Dame                                                                          advised by the     Inc. since 1993.
Notre Dame,                                                                         Advisor and one
IN 46556-0399                                                                       portfolio in UBS
                                                                                    Supplementary
                                                                                    Trust.

Edward M. Roob, 67      Trustee since   Retired; prior thereto, Senior Vice         39 portfolios in   Trustee, CCM Fund Complex
841 Woodbine Lane       1994            President, Daiwa Securities America Inc.    two registered     since 2001 (9 portfolios).
Northbrook,                             1986-1993; Trustee, UBS Supplementary       investment
IL 60002                                Trust since 1997; Director UBS Global       companies
                                        Asset Management Trust Company              advised by the
                                        since 1993; and Committee Member,           Advisor and one
                                        Chicago Stock Exchange 1993-1999.           portfolio in UBS
                                                                                    Supplementary
                                                                                    Trust.

Interested Trustee:

                                                                                       NUMBER OF
                                                                                     PORTFOLIOS IN
                         POSITION/                                                   FUND COMPLEX
                         TERM/TIME            PRINCIPAL OCCUPATION(S) DURING          OVERSEEN BY           OTHER DIRECTORSHIPS
NAME, ADDRESS, AND AGE   SERVED (1)                   PAST 5 YEARS                    TRUSTEE (2)             HELD BY TRUSTEE
----------------------  ------------    ------------------------------------------  ----------------   -----------------------------
Brian M. Storms +, 47** Trustee and     Chief Executive Officer since July 2002,    39 portfolios in               None
                        President       Director and President of UBS Global AM     two registered
                        since 2001      since March 1999.  Director, President and  investment
                                        Chief Executive Officer of the Advisor      companies
                                        since July 2002.  Director, President       advised by the
                                        and Chief Executive Officer of UBS          Advisor and one
                                        Global Asset Management (New York) Inc.,    portfolio in UBS
                                        since July 2002.  Chief Executive Officer   Supplementary Trust.
                                        of UBS Global AM (October 2000--
                                        September 2001); Chief Operating Officer
                                        of the Advisor, UBS Global AM (New York)
                                        and UBS Global AM (US) (September
                                        2001-- July 2002); President, Prudential
                                        Investments (1996-1999); and Managing
                                        Director, Fidelity Investments (prior to
                                        1996). Trustee, UBS Supplementary Trust
                                        since 2001.  Mr. Storms is president of
                                        22 other investment companies (consisting
                                        of 43 portfolios) for which UBS Global AM,
                                        the Advisor, UBS PaineWebber or one of
                                        their affiliates serves as an investment
                                        advisor, sub-advisor or manager.

Officers:

Amy R. Doberman**; 40   Vice President  Ms. Doberman is a managing director and
                        and Secretary   general counsel of UBS Global AM. From
                        since 2001      December 1997 through July 2000, she was
                                        general counsel of Aeltus Investment
                                        Management, Inc. Prior to working at
                                        Aeltus, Ms. Doberman was assistant chief
                                        counsel of the SEC's Division of
                                        Investment Management. Ms. Doberman is
                                        vice president and secretary of UBS
                                        Supplementary Trust and a vice
                                        president and secretary of 24 investment
                                        companies (consisting of 82 portfolios)
                                        for which UBS Global AM, UBS Global Asset
                                        Management (Americas) Inc. ("UBS Global
                                        AM (Americas)"), UBS Paine Webber or one
                                        of their affiliates serves as investment
                                        advisor, sub-advisor or manager.

                                       145

                                    POSITION/
                                    TERM/TIME
NAME, ADDRESS, AND AGE              SERVED (1)                            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------         -------------------         ------------------------------------------------------------------------
David E. Floyd*, 33            Assistant Secretary         Mr. Floyd is a Director of UBS Global Asset Management (Americas) Inc.
                                    since 1998             (since 2000). He was formerly an Associate Director of UBS Global Asset
                                                           Management (Americas) Inc. 1998-2000 and an Associate of UBS Global Asset
                                                           Management (Americas) Inc. 1994-1998; Trust Officer of Brinson Trust
                                                           Company since 2000; and Assistant Trust Officer of Brinson Trust Company
                                                           1993-2000. Mr. Floyd is an Assistant Secretary of UBS Supplementary Trust
                                                           and two investment companies (consisting of 39 portfolios) for which UBS
                                                           Global Asset Management (Americas), UBS Global Asset Management (US) or
                                                           one of their affiliates serves as investment advisor, sub-advisor or manager.

David M. Goldenberg**, 36      Vice President and          Mr. Goldenberg is an Executive Director and deputy general counsel of UBS
                               Assistant Secretary         Global AM. From 2000-2002 he was director, legal affairs at Lazard Asset
                                    Since 2002             Management. Mr. Goldenberg was global director of compliance for SSB
                                                           Citi Asset Management Group from 1998-2000. He was associate general counsel at Smith Barney Asset Management from 1996-1998. Prior to working at Smith Barney Asset Management, Mr.Goldenberg was branch chief and senior counsel of the SEC Division of Investment Management.
                                                           Mr. Goldenberg is vice president and assistant secretary of UBS
                                                           Supplementary Trust and a vice president and assistant secretary of 24 investment companies (consisting of 82 portfolios) for which UBS Global
                                                           AM, UBS Global AM (Americas), UBS PaineWebber or one of their affiliates serves as investment advisor, sub-advisor or manager.

Mark F. Kemper*, 44            Assistant Secretary         Mr. Kemper is an Executive Director of UBS Global Asset Management
                                    since 1999             (Americas) since 2001. He was Director of UBS Global Asset Management
                                                           (Americas) 1997-2000; Partner of UBS Global Asset Management (Americas)
                                                           1993-1996; Secretary of UBS Global Asset Management (Americas) since
                                                           1999; Assistant Secretary of UBS Global Asset Management (Americas)
                                                           1993-1999; Assistant Secretary of Brinson Trust Company since 1993.
                                                           Secretary of UBS Global Asset Management (New York) since 1998 and
                                                           Assistant Secretary, Brinson Holdings, Inc. 1993-1998. Mr. Kemper is an
                                                           Assistant Secretary of UBS Supplementary Trust and of two investment companies (consisting of 39 portfolios) for which UBS Global Asset
                                                           Management (Americas), UBS Global Asset Management (US) or one of their affiliates serves as investment advisor, sub-advisor or manager.

                                       146

                                    POSITION/
                                    TERM/TIME
NAME, ADDRESS, AND AGE              SERVED (1)                            PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
----------------------         -------------------         ------------------------------------------------------------------------
Joseph T. Malone**, 34          Assistant Treasurer        Mr. Malone is a director and a senior manager of the mutual fund
                                     since 2001            finance department of UBS Global AM. From August 2000 through June 2001, he was the controller at AEA Investors Inc. From March 1998 to
                                                           August 2000, Mr. Malone was a manager within investment management services of PricewaterhouseCoopers LLC. Prior to March 1998, he was a
                                                           vice president of the mutual fund services group of Bankers Trust & Co.
                                                           Mr. Malone is an assistant treasurer of UBS Supplementary Trust and of two investment companies (consisting of 39 portfolios) for which UBS
                                                           Global AM (Americas), UBS Global AM, UBS PaineWebber or one of their affiliates serves as investment advisor, sub-advisor or manager.

Paul H. Schubert**, 39             Treasurer and           Mr. Schubert is an executive director and head of the mutual fund finance
                               Principal Accounting        department of UBS Global AM. Mr. Schubert is treasurer and principal
                                      Officer              accounting officer of UBS Supplementary Trust and of two investment
                                    since 2001             companies (consisting of 39 portfolios) and a vice president and treasurer of 22 investment companies (consisting of 43 portfolios) for which UBS Global AM, UBS Global AM (Americas), UBS Paine Webber or one of
                                                           their affiliates serves as investment advisor, sub-advisor or manager.

(1) Each Trustee holds office for an indefinite term.

(2) Messrs. Reilly and Roob also serve on the Board of Directors of Fort Dearborn Income Securities, Inc.

* This person's business address is UBS Global Asset Management (Americas) Inc., UBS Tower, One North Wacker Drive, Chicago, IL 60606.

** This person's business address is UBS Global Asset Management (US) Inc., 51 West 52nd Street, New York, NY 10019-6114.

+ Mr. Storms is an "interested person" of the Trust, as that term is defined in the Investment Company Act by virtue of his positions with the advisor, UBS Global AM and/or UBS PaineWebber.

FEDERAL TAX INFORMATION: (UNAUDITED)

For the year ended June 30, 2002, the percentage of dividends paid that qualify for the 70% dividends received deduction for corporate shareholders, the designation of long-term capital gain and the amounts expected to be passed through to the shareholders as foreign tax credits are approximated as follows:

                                                                                   DIVIDENDS       20%
                                                                                    RECEIVED    LONG-TERM    FOREIGN TAX
FUND                                                                               DEDUCTION   CAPITAL GAIN     CREDIT
----                                                                               ---------   ------------  -----------
UBS Global Allocation Fund                                                            20.39%   $ 9,778,031    $     --
UBS Global Equity Fund                                                                52.22      1,384,778          --
UBS U.S. Balanced Fund                                                                28.63             --          --
UBS U.S. Equity Fund                                                                 100.00      5,227,388          --
UBS U.S. Large Cap Equity Fund                                                       100.00             --          --
UBS U.S. Large Cap Growth Fund                                                           --         33,063          --
UBS U.S. Small Cap Growth Fund                                                        33.92      1,141,453          --
UBS International Equity Fund                                                            --     16,417,909     261,181

In addition, for the year ended June 30, 2002, gross income derived from sources within foreign countries amounted to $2,857,941 for UBS International Equity Fund.

For the year ended June 30, 2002, the percentage of income earned from direct treasury obligations approximately amounted to the following:

                                                                                                                   DIRECT
                                                                                                                  TREASURY
FUND                                                                                                            OBLIGATIONS
----                                                                                                            -----------
UBS Global Allocation Fund                                                                                          20.27%
UBS Global Bond Fund                                                                                                17.24
UBS U.S. Balanced Fund                                                                                              23.26
UBS U.S. Bond Fund                                                                                                  28.16

SPECIAL MEETING OF SHAREHOLDERS (UNAUDITED)

Voting Results of Special Meeting of Shareholders

Set forth below are the voting results of the proposals that were submitted to a vote of shareholders of the UBS Global Allocation Fund, the UBS Global Equity Fund, the UBS Global Technology Fund, the UBS Global Biotech Fund, the UBS Global Bond Fund, the UBS U.S. Balanced Fund, the UBS U.S. Equity Fund, the UBS U.S. Large Cap Equity Fund, the UBS U.S. Large Cap Growth Fund, the UBS U.S. Small Cap Growth Fund, the UBS U.S. Bond Fund, the UBS High Yield Fund, the UBS International Equity Fund, and the UBS U.S. Value Equity Fund, as applicable (each a "Fund" and collectively, the "Funds") each a series of The UBS Funds (the "Trust") at a special meeting of shareholders held on June 28, 2002 (the "Meeting").

PROPOSAL NO. 1- TO ELECT FOUR TRUSTEES TO THE BOARD OF TRUSTEES.
PROPOSAL NO. 1.01- WALTER E. AUCH, TRUSTEE

                                                                           FOR              AGAINST         ABSTAIN           BNV
                                                                        ----------        ----------       ---------        ------
UBS Global Allocation Fund                                               9,728,351          245,407               --            --
UBS Global Equity Fund                                                   4,153,792           13,041               --            --
UBS Global Technology Fund                                                 174,791           34,811               --            --
UBS Global Biotech Fund                                                    390,592           10,228               --            --
UBS Global Bond Fund                                                     2,539,413           10,722               --            --
UBS U.S. Balanced Fund                                                   2,286,759            4,645               --            --
UBS U.S. Equity Fund                                                     4,914,055           25,818               --            --
UBS U.S. Large Cap Equity Fund                                             275,384               --               --            --
UBS U.S. Large Cap Growth Fund                                             449,590           17,033               --            --
UBS U.S. Small Cap Growth Fund                                           2,004,950          182,506               --            --
UBS U.S. Bond Fund                                                       5,466,749            7,234               --            --
UBS High Yield Fund                                                     11,333,017          560,246               --            --
UBS International Equity Fund                                            6,712,038          416,786               --            --
UBS U.S. Value Equity Fund                                                 309,458              834               --            --

PROPOSAL NO. 1.02- FRANK K. REILLY, TRUSTEE

                                                                           FOR              AGAINST         ABSTAIN          BNV
                                                                        ----------        ----------       ---------        ------
UBS Global Allocation Fund                                               9,820,036          153,722               --            --
UBS Global Equity Fund                                                   4,153,792           13,041               --            --
UBS Global Technology Fund                                                 174,791           34,811               --            --
UBS Global Biotech Fund                                                    390,592           10,228               --            --
UBS Global Bond Fund                                                     2,539,413           10,722               --            --
UBS U.S. Balanced Fund                                                   2,286,759            4,645               --            --
UBS U.S. Equity Fund                                                     4,914,055           25,818               --            --
UBS U.S. Large Cap Equity Fund                                             275,384               --               --            --
UBS U.S. Large Cap Growth Fund                                             449,590           17,033               --            --
UBS U.S. Small Cap Growth Fund                                           2,004,950          182,506               --            --
UBS U.S. Bond Fund                                                       5,466,749            7,234               --            --
UBS High Yield Fund                                                     11,349,922          543,340               --            --
UBS International Equity Fund                                            6,712,038          416,786               --            --
UBS U.S. Value Equity Fund                                                 309,458              834               --            --

PROPOSAL NO. 1.03- EDWARD M. ROOB, TRUSTEE

                                                                           FOR              AGAINST         ABSTAIN          BNV
                                                                        ----------        ----------       ---------        ------
UBS Global Allocation Fund                                               9,820,036          153,722               --            --
UBS Global Equity Fund                                                   4,153,792           13,041               --            --
UBS Global Technology Fund                                                 174,791           34,811               --            --
UBS Global Bond Fund                                                     2,539,413           10,722               --            --
UBS Global Biotech Fund                                                    390,592           10,228               --            --
UBS U.S. Balanced Fund                                                   2,286,759            4,645               --            --
UBS U.S. Equity Fund                                                     4,914,055           25,818               --            --
UBS U.S. Large Cap Equity Fund                                             275,384               --               --            --
UBS U.S. Large Cap Growth Fund                                             449,590           17,033               --            --
UBS U.S. Small Cap Growth Fund                                           2,004,950          182,506               --            --
UBS U.S. Bond Fund                                                       5,466,749            7,234               --            --
UBS High Yield Fund                                                     11,348,422          544,840               --            --
UBS International Equity Fund                                            6,712,038          416,786               --            --
UBS U.S. Value Equity Fund                                                 309,458              834               --            --

PROPOSAL NO. 1.04- BRIAN M. STORMS, TRUSTEE

                                                                           FOR              AGAINST         ABSTAIN          BNV
                                                                        ----------        ----------       ---------        ------
UBS Global Allocation Fund                                               9,820,036          153,722               --            --
UBS Global Equity Fund                                                   4,153,792           13,041               --            --
UBS Global Technology Fund                                                 174,791           34,811               --            --
UBS Global Biotech Fund                                                    390,592           10,228               --            --
UBS Global Bond Fund                                                     2,539,413           10,722               --            --
UBS U.S. Balanced Fund                                                   2,286,759            4,645               --            --
UBS U.S. Equity Fund                                                     4,914,055           25,818               --            --
UBS U.S. Large Cap Equity Fund                                             275,384               --               --            --
UBS U.S. Large Cap Growth Fund                                             449,590           17,033               --            --
UBS U.S. Small Cap Growth Fund                                           2,004,950          182,506               --            --
UBS U.S. Bond Fund                                                       5,466,749            7,234               --            --
UBS High Yield Fund                                                     11,353,307          539,955               --            --
UBS International Equity Fund                                            6,712,038          416,786               --            --
UBS U.S. Value Equity Fund                                                 309,458              834               --            --

PROPOSAL NO. 2- APPROVE THE ELIMINATION OF THE PERMANENT EXPENSE CAP FOR THE
FUND.

                                                                           FOR              AGAINST         ABSTAIN          BNV
                                                                        ----------        ----------       ---------      ---------
UBS Global Allocation Fund                                               7,736,876        1,730,560         254,970         251,351
UBS Global Equity Fund                                                   3,483,770          124,387          18,781         539,896
UBS Global Technology Fund *                                               109,732           89,716             323           9,831
UBS Global Biotech Fund                                                    340,096           55,053              --           5,670
UBS Global Bond Fund                                                     1,881,420           73,154           4,543         591,018
UBS U.S. Balanced Fund                                                   1,677,014           25,202         254,083         335,104
UBS U.S. Equity Fund                                                     4,659,070           90,222          31,549         159,031
UBS U.S. Large Cap Equity Fund                                             260,229           14,968              --             186
UBS U.S. Large Cap Growth Fund                                             424,974           34,191           4,026           3,432
UBS U.S. Small Cap Growth Fund                                           1,466,869          648,143          31,613          40,830
UBS U.S. Bond Fund                                                       4,885,425           66,367           6,380         515,810
UBS High Yield Fund                                                      8,181,988        1,293,828         484,824       1,932,621
UBS International Equity Fund **                                         5,562,463          620,651         436,500         509,209

PROPOSAL NO. 3- APPROVE AN AMENDED INVESTMENT ADVISORY AGREEMENT FOR THE FUND.

                                                                           FOR              AGAINST         ABSTAIN          BNV
                                                                        ----------        ----------       ---------      ---------
UBS Global Allocation Fund                                               8,826,711          777,745         117,950         251,351
UBS Global Equity Fund                                                   3,563,750           52,880          10,306         539,896
UBS Global Technology Fund                                                 163,987           35,461             323           9,831
UBS Global Biotech Fund                                                    384,070           11,080              --           5,670
UBS Global Bond Fund                                                     1,903,558           46,400           9,159         591,018
UBS U.S. Balanced Fund                                                   1,935,082           16,054           5,164         335,104
UBS U.S. Equity Fund                                                     4,725,941           23,541          31,359         159,031
UBS U.S. Large Cap Equity Fund                                             275,198               --              --             186
UBS U.S. Large Cap Growth Fund                                             446,158           15,189           1,844           3,432
UBS U.S. Small Cap Growth Fund                                           1,987,374          109,971          49,279          40,830
UBS U.S. Bond Fund                                                       4,940,035            5,527          12,611         515,810
UBS High Yield Fund                                                      8,810,951          595,118         554,572       1,932,621
UBS International Equity Fund **                                         5,693,843          488,021         437,750         509,209
UBS U.S. Value Equity Fund                                                 309,357               --             936              --

PROPOSAL NO. 4a- TO AMEND THE FUND'S FUNDAMENTAL INVESTMENT RESTRICTION REGARDING BORROWING.

                                                                           FOR              AGAINST         ABSTAIN           BNV
                                                                        ----------        ----------       ---------        -------
UBS Global Allocation Fund                                               9,011,962          351,036         359,409         251,351
UBS Global Equity Fund                                                   3,536,119           78,830          11,988         539,896
UBS Global Bond Fund                                                     1,924,147           27,390           7,579         591,018
UBS U.S. Balanced Fund                                                   1,685,907          265,647           4,746         335,104
UBS U.S. Equity Fund                                                     4,727,921           20,055          32,865         159,031
UBS U.S. Large Cap Equity Fund                                             272,301            2,897              --             186
UBS U.S. Bond Fund                                                       4,933,674            8,322          16,176         515,810
UBS International Equity Fund **                                         6,156,299           22,658         440,658         509,209

PROPOSAL NO. 4b- TO AMEND THE FUND'S FUNDAMENTAL RESTRICTION REGARDING UNDERWRITING SECURITIES.

                                                                           FOR              AGAINST         ABSTAIN           BNV
                                                                        ----------        ----------       ---------        -------
UBS Global Allocation Fund                                               8,858,069          743,935         120,403         251,351
UBS Global Equity Fund                                                   3,541,511           74,793          10,633         539,896
UBS Global Bond Fund                                                     1,924,740           28,131           6,245         591,018
UBS U.S. Balanced Fund                                                   1,685,907          262,344           8,049         335,104
UBS U.S. Equity Fund                                                     4,733,710           15,590          31,541         159,031
UBS U.S. Large Cap Equity Fund                                             272,301            2,897              --             186
UBS U.S. Bond Fund                                                       4,933,868            8,322          15,982         515,810
UBS International Equity Fund **                                         6,147,296           20,963         451,356         509,209

PROPOSAL NO. 4c- TO AMEND THE FUND'S FUNDAMENTAL RESTRICTION REGARDING LENDING.

                                                                           FOR              AGAINST         ABSTAIN           BNV
                                                                        ----------        ----------       ---------        -------
UBS Global Allocation Fund                                               9,083,781          480,422         158,204         251,351
UBS Global Equity Fund                                                   3,498,862           76,889          51,187         539,896
UBS Global Bond Fund                                                     1,894,827           56,863           7,427         591,018
UBS U.S. Balanced Fund                                                   1,685,907          265,647           4,746         335,104
UBS U.S. Equity Fund                                                     4,720,793           32,727          27,320         159,031
UBS U.S. Large Cap Equity Fund                                             272,301            2,897              --             186
UBS U.S. Bond Fund                                                       4,912,283            6,102          39,787         515,810
UBS International Equity Fund **                                         6,039,870          128,650         451,094         509,209

PROPOSAL NO. 4d- TO AMEND THE FUND'S FUNDAMENTAL RESTRICTION REGARDING INVESTMENTS IN REAL ESTATE.

                                                                           FOR              AGAINST         ABSTAIN           BNV
                                                                        ----------        ----------       ---------        -------
UBS Global Allocation Fund                                               8,854,706          709,496         158,205         251,351
UBS Global Equity Fund                                                   3,514,417           61,335          51,185         539,896
UBS Global Bond Fund                                                     1,928,255           23,433           7,428         591,018
UBS U.S. Balanced Fund                                                   1,932,834           18,719           4,747         335,104
UBS U.S. Equity Fund                                                     4,722,315           27,041          31,485         159,031
UBS U.S. Large Cap Equity Fund                                             272,301            2,897              --             186
UBS U.S. Bond Fund                                                       4,915,255            6,102          36,815         515,810
UBS International Equity Fund **                                         6,089,611          102,306         427,697         509,209

PROPOSAL NO. 4e- TO AMEND THE FUND'S FUNDAMENTAL RESTRICTION REGARDING INVESTMENTS IN COMMODITIES.

                                                                           FOR              AGAINST         ABSTAIN           BNV
                                                                        ----------        ----------       ---------        -------
UBS Global Allocation Fund                                               8,575,574          737,445         409,386         251,351
UBS Global Equity Fund                                                   3,498,973           81,114          46,850         539,896
UBS Global Bond Fund                                                     1,897,679           55,042           6,396         591,018
UBS U.S. Balanced Fund                                                   1,919,533           32,020           4,747         335,104
UBS U.S. Equity Fund                                                     4,722,522           31,596          26,722         159,031
UBS U.S. Large Cap Equity Fund                                             260,229           14,968              --             186
UBS U.S. Bond Fund                                                       4,868,737           49,455          39,981         515,810
UBS International Equity Fund **                                         6,133,834           45,123         440,658         509,209

PROPOSAL NO. 4f- TO AMEND THE FUND'S FUNDAMENTAL RESTRICTION REGARDING ISSUING SENIOR SECURITIES OR MAKING SHORT SALES.

                                                                           FOR              AGAINST         ABSTAIN           BNV
                                                                        ----------        ----------       ---------        -------
UBS Global Allocation Fund                                               8,586,909          749,083         386,414         251,351
UBS Global Equity Fund                                                   3,520,388           54,010          52,540         539,896
UBS Global Bond Fund                                                     1,928,380           24,261           6,475         591,018
UBS U.S. Balanced Fund                                                   1,685,907          265,647           4,746         335,104
UBS U.S. Equity Fund                                                     4,712,915           33,484          34,442         159,031
UBS U.S. Large Cap Equity Fund                                             272,301            2,897              --             186
UBS U.S. Bond Fund                                                       4,912,393            6,516          39,263         515,810
UBS International Equity Fund **                                         6,051,095          115,646         452,873         509,209

PROPOSAL NO. 4g- TO AMEND THE FUND'S FUNDAMENTAL RESTRICTION REGARDING INDUSTRY CONCENTRATION.

                                                                           FOR              AGAINST         ABSTAIN           BNV
                                                                        ----------        ----------       ---------        -------
UBS Global Allocation Fund                                               8,880,459          706,393         135,554         251,351
UBS Global Equity Fund                                                   3,526,310           52,906          47,721         539,896
UBS Global Bond Fund                                                     1,926,163           25,375           7,578         591,018
UBS U.S. Balanced Fund                                                   1,680,490          271,064           4,747         335,104
UBS U.S. Equity Fund                                                     4,732,751           15,217          32,873         159,031
UBS U.S. Large Cap Equity Fund                                             272,301            2,897              --             186
UBS U.S. Bond Fund                                                       4,906,059           11,733          40,380         515,810
UBS International Equity Fund **                                         6,160,087           17,712         441,815         509,209

PROPOSAL NO. 4h- TO AMEND THE FUND'S FUNDAMENTAL RESTRICTION REGARDING DIVERSIFICATION OF INVESTMENTS.

                                                                           FOR              AGAINST         ABSTAIN           BNV
                                                                        ----------        ----------       ---------        -------
UBS Global Allocation Fund                                               8,852,083          735,091         135,233         251,351
UBS Global Equity Fund                                                   3,526,095           54,476          46,366         539,896
UBS U.S. Balanced Fund                                                   1,929,531           22,023           4,747         335,104
UBS U.S. Large Cap Equity Fund                                             272,301            2,897              --             186
UBS U.S. Bond Fund                                                       4,871,175           49,212          37,786         515,810

PROPOSAL NO. 5a- TO ELIMINATE THE FUND'S FUNDAMENTAL INVESTMENT RESTRICTION REGARDING INVESTING FOR CONTROL OR MANAGEMENT.

                                                                           FOR              AGAINST         ABSTAIN           BNV
                                                                        ----------        ----------       ---------        -------
UBS Global Allocation Fund                                               8,790,755          772,988         158,664         251,351
UBS Global Equity Fund                                                   3,508,455           64,603          53,880         539,896
UBS Global Bond Fund                                                     1,915,106           36,432           7,578         591,018
UBS U.S. Balanced Fund                                                   1,680,490          271,063           4,747         335,104
UBS U.S. Equity Fund                                                     4,727,591           25,476          27,775         159,031
UBS U.S. Large Cap Equity Fund                                             272,301            2,897              --             186
UBS U.S. Bond Fund                                                       4,903,595           17,360          37,217         515,810
UBS International Equity Fund **                                         6,152,143           28,372         439,100         509,209

PROPOSAL NO. 5b- TO ELIMINATE THE FUND'S FUNDAMENTAL INVESTMENT RESTRICTION REGARDING PURCHASING SECURITIES OR MARGIN.

                                                                           FOR              AGAINST         ABSTAIN           BNV
                                                                        ----------        ----------       ---------        -------
UBS Global Allocation Fund                                               8,579,659          762,604         380,144         251,351
UBS Global Equity Fund                                                   3,501,853           78,249          46,836         539,896
UBS Global Bond Fund                                                     1,919,063           32,625           7,428         591,018
UBS U.S. Balanced Fund                                                   1,685,907          265,648           4,747         335,104
UBS U.S. Equity Fund                                                     4,721,079           25,328          34,435         159,031
UBS U.S. Large Cap Equity Fund                                             272,301            2,897              --             186
UBS U.S. Bond Fund                                                       4,906,762           11,927          39,483         515,810
UBS International Equity Fund **                                         6,134,832           47,462         437,321         509,209

PROPOSAL NO. 5c- TO ELIMINATE THE FUND'S FUNDAMENTAL INVESTMENT RESTRICTION REGARDING INVESTING IN UNSEASONED ISSUERS.

                                                                           FOR              AGAINST         ABSTAIN           BNV
                                                                        ----------        ----------       ---------        -------
UBS Global Allocation Fund                                               8,559,867          753,336         409,203         251,351
UBS Global Equity Fund                                                   3,500,347           79,705          46,885         539,896
UBS Global Bond Fund                                                     1,887,907           63,782           7,428         591,018
UBS U.S. Balanced Fund                                                   1,685,907          265,647           4,746         335,104
UBS U.S. Equity Fund                                                     4,703,336           45,674          31,833         159,031
UBS U.S. Large Cap Equity Fund                                             272,301            2,897              --             186
UBS U.S. Bond Fund                                                       4,905,645           11,927          40,600         515,810
UBS International Equity Fund **                                         6,007,684          154,915         437,016         529,209

PROPOSAL NO. 5d- TO ELIMINATE THE FUND'S FUNDAMENTAL INVESTMENT RESTRICTION REGARDING INVESTMENTS IN OTHER INVESTMENT COMPANIES.

                                                                           FOR              AGAINST         ABSTAIN           BNV
                                                                        ----------        ----------       ---------        -------
UBS Global Allocation Fund                                               8,601,905          740,358         380,144         251,351
UBS Global Equity Fund                                                   3,511,043           69,058          46,836         539,896
UBS Global Bond Fund                                                     1,917,511           34,179           7,427         591,018
UBS U.S. Balanced Fund                                                   1,675,909          275,645           4,746         335,104
UBS U.S. Equity Fund                                                     4,729,417           25,985          25,440         159,031
UBS U.S. Large Cap Equity Fund                                             260,229           14,968              --             186
UBS U.S. Bond Fund                                                       4,909,926           10,446          37,800         515,810
UBS International Equity Fund **                                         6,147,374           35,224         437,016         509,209

PROPOSAL NO. 5e- TO ELIMINATE THE FUND'S FUNDAMENTAL INVESTMENT RESTRICTION REGARDING INVESTING IN PUTS, CALLS AND STRADDLES.

                                                                           FOR              AGAINST         ABSTAIN           BNV
                                                                        ----------        ----------       ---------        -------
UBS Global Allocation Fund                                               8,555,008          787,254         380,144         251,351
UBS Global Equity Fund                                                   3,501,164           78,888          46,886         539,896
UBS Global Bond Fund                                                     1,914,257           38,614           6,246         591,018
UBS U.S. Balanced Fund                                                   1,680,490          271,063           4,747         335,104
UBS U.S. Equity Fund                                                     4,710,943           36,495          33,405         159,031
UBS U.S. Large Cap Equity Fund                                             272,301            2,897              --             186
UBS U.S. Bond Fund                                                       4,905,645           14,328          38,200         515,810
UBS International Equity Fund **                                         6,058,970          110,521         450,124         509,209

PROPOSAL NO. 5f- TO ELIMINATE THE FUND'S FUNDAMENTAL INVESTMENT RESTRICTION REGARDING INVESTMENTS IN OIL, GAS AND/OR MINERAL EXPLORATION OR DEVELOPMENT PROGRAMS OR LEASES.

                                                                           FOR              AGAINST         ABSTAIN           BNV
                                                                        ----------        ----------       ---------        -------
UBS Global Allocation Fund                                               8,504,251          837,691         380,464         251,351
UBS Global Equity Fund                                                   3,510,109           68,341          48,487         539,896
UBS Global Bond Fund                                                     1,918,036           33,502           7,579         591,018
UBS U.S. Balanced Fund                                                   1,932,834           18,719           4,747         335,104
UBS U.S. Equity Fund                                                     4,712,450           35,229          33,164         159,031
UBS U.S. Large Cap Equity Fund                                             272,301            2,897              --             186
UBS U.S. Bond Fund                                                       4,848,355           69,423          40,395         515,810
UBS International Equity Fund **                                         6,070,587          121,118         427,917         509,201

 * Required vote not obtained to approve this proposal.

** Quorum not obtained.

                                  THE UBS FUNDS
--------------------------------------------------------------------------------
     ONE NORTH WACKER DRIVE - CHICAGO, ILLINOIS 60606 - TEL: (800) 647-1568